UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Allocation VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$59	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Allocation VIP Fund returned 9.33%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index, the MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark† which returned 25.02%, 1.25%, 4.70% and 11.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Franklin U.S. Core Equity Strategy helped offset underperformance in the U.S. equity sleeve. The strategy benefited from its growth bias, driven in part by high exposure to the momentum and quality factors, which performed well, helping the strategy beat the S&P 500 Index.

↑
Cross-asset allocation contributed on a relative basis, driven by the portfolio’s overweight exposure to equities, which outperformed fixed income during the period. An overweight allocation to U.S. stocks also added value, as the U.S. market broadly outperformed other developed markets.

Top detractors from performance:
↓
Selection in the U.S. equity sleeve was a key driver of relative underperformance, driven in part by the ClearBridge Large Cap Growth Strategy, which trailed its growth benchmark as the “Magnificent Seven” stocks—many of which are underweight in the strategy relative to the index—led markets higher.

↓	Templeton Foreign Strategy, the only equity strategy to post a negative return, weighed on relative results due to stock selection within the strategy.
↓
Within fixed income, the Brandywine Global Opportunity Bond Fund posted the weakest absolute return of all holdings. The U.S. dollar’s strength was a headwind, as currency and interest rates exposure weighed on returns.

Use of derivatives and the impact on performance:
The Fund utilized future contracts, predominately for the S&P 500 Index and 10-year U.S. Treasury bonds, to implement tactical views regarding equity vs. fixed income markets. The sleeve was a substantial contributor during the period, given a relative overweight to equities.
Franklin Allocation VIP Fund	PAGE 1	783-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	9.33	5.83	5.63
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI World ex-U.S. Index-NR	4.70	5.10	5.26
Linked Allocation VIP Fund Benchmark†	11.09	6.84	7.59
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2019, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$552,882,562
Total Number of Portfolio Holdings*	1,089
Total Management Fee Paid	$3,013,238
Portfolio Turnover Rate	53.38%
*	Does not include derivatives, except purchased options, if any.
Franklin Allocation VIP Fund	PAGE 2	783-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 3	783-ATSR-0225

Franklin Allocation VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$85	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Allocation VIP Fund returned 9.15%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index, the MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark† which returned 25.02%, 1.25%, 4.70% and 11.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Franklin U.S. Core Equity Strategy helped offset underperformance in the U.S. equity sleeve. The strategy benefited from its growth bias, driven in part by high exposure to the momentum and quality factors, which performed well, helping the strategy beat the S&P 500 Index.

↑
Cross-asset allocation contributed on a relative basis, driven by the portfolio’s overweight exposure to equities, which outperformed fixed income during the period. An overweight allocation to U.S. stocks also added value, as the U.S. market broadly outperformed other developed markets.

Top detractors from performance:
↓
Selection in the U.S. equity sleeve was a key driver of relative underperformance, driven in part by the ClearBridge Large Cap Growth Strategy, which trailed its growth benchmark as the “Magnificent Seven” stocks—many of which are underweight in the strategy relative to the index—led markets higher.

↓	Templeton Foreign Strategy, the only equity strategy to post a negative return, weighed on relative results due to stock selection within the strategy.
↓
Within fixed income, the Brandywine Global Opportunity Bond Fund posted the weakest absolute return of all holdings. The U.S. dollar’s strength was a headwind, as currency and interest rates exposure weighed on returns.

Use of derivatives and the impact on performance:
The Fund utilized future contracts, predominately for the S&P 500 Index and 10-year U.S. Treasury bonds, to implement tactical views regarding equity vs. fixed income markets. The sleeve was a substantial contributor during the period, given a relative overweight to equities.
Franklin Allocation VIP Fund	PAGE 1	784-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	9.15	5.57	5.38
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI World ex-U.S. Index-NR	4.70	5.10	5.26
Linked Allocation VIP Fund Benchmark†	11.09	6.84	7.59
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2019, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$552,882,562
Total Number of Portfolio Holdings*	1,089
Total Management Fee Paid	$3,013,238
Portfolio Turnover Rate	53.38%
*	Does not include derivatives, except purchased options, if any.
Franklin Allocation VIP Fund	PAGE 2	784-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 3	784-ATSR-0225

Franklin Allocation VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$95	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Allocation VIP Fund returned 8.89%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index, the MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark† which returned 25.02%, 1.25%, 4.70% and 11.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Franklin U.S. Core Equity Strategy helped offset underperformance in the U.S. equity sleeve. The strategy benefited from its growth bias, driven in part by high exposure to the momentum and quality factors, which performed well, helping the strategy beat the S&P 500 Index.

↑
Cross-asset allocation contributed on a relative basis, driven by the portfolio’s overweight exposure to equities, which outperformed fixed income during the period. An overweight allocation to U.S. stocks also added value, as the U.S. market broadly outperformed other developed markets.

Top detractors from performance:
↓
Selection in the U.S. equity sleeve was a key driver of relative underperformance, driven in part by the ClearBridge Large Cap Growth Strategy, which trailed its growth benchmark as the “Magnificent Seven” stocks—many of which are underweight in the strategy relative to the index—led markets higher.

↓	Templeton Foreign Strategy, the only equity strategy to post a negative return, weighed on relative results due to stock selection within the strategy.
↓
Within fixed income, the Brandywine Global Opportunity Bond Fund posted the weakest absolute return of all holdings. The U.S. dollar’s strength was a headwind, as currency and interest rates exposure weighed on returns.

Use of derivatives and the impact on performance:
The Fund utilized future contracts, predominately for the S&P 500 Index and 10-year U.S. Treasury bonds, to implement tactical views regarding equity vs. fixed income markets. The sleeve was a substantial contributor during the period, given a relative overweight to equities.
Franklin Allocation VIP Fund	PAGE 1	701-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	8.89	5.45	5.25
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI World ex-U.S. Index-NR	4.70	5.10	5.26
Linked Allocation VIP Fund Benchmark†	11.09	6.84	7.59
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2019, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$552,882,562
Total Number of Portfolio Holdings*	1,089
Total Management Fee Paid	$3,013,238
Portfolio Turnover Rate	53.38%
*	Does not include derivatives, except purchased options, if any.
Franklin Allocation VIP Fund	PAGE 2	701-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 3	701-ATSR-0225

Franklin DynaTech VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$100	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin DynaTech VIP Fund returned 30.44%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 33.36% and 25.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the industrials sector due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has benefited from robust growth in its artificial intelligence (AI) and cloud services businesses.

↑
NVIDIA, a graphics, compute and networking solutions provider and generative AI leader within the IT sector, was a top contributor on an individual basis to both absolute and relative returns. The company’s semiconductor chips are supplying a massive wave of computer and data center upgrades and have made advanced AI possible.

↑
Microsoft, a software and technology company within the software industry, as the company continued to innovate and expand its products, particularly in cloud computing and AI. The growth of Azure, its cloud platform, and the integration of AI into various products contributed to the software giant’s growth.

Top detractors from performance:
↓
Stock selection hindered relative returns in the IT sector. Shares of Dutch chip equipment supplier ASML Holding came under pressure following company comments about a weakening demand in China, which historically has been a large part of its business. ASML is the sole manufacturer of extreme ultraviolet lithography machines that are essential in creating advanced chips for AI.

↓
MongoDB, a distributed document-database developer within the IT services industry, struggled over the period. The company lowered its full-year revenue forecast saying that economic conditions were hurting its ability to sign up new customers and get existing ones to expand purchases.

↓
Tesla, an electric car manufacturer within the consumer discretionary sector, as an underweight to the benchmark limited our exposure to the stock’s rally following the presidential election victory for Donald Trump as many investors believe the company stands to benefit from a new economic and regulatory framework.

Franklin DynaTech VIP Fund	PAGE 1	729-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	30.44	13.64	12.67
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Growth Index	33.36	18.95	16.77
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2021, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$179,025,940
Total Number of Portfolio Holdings*	130
Total Management Fee Paid	$980,399
Portfolio Turnover Rate	21.64%
*	Does not include derivatives, except purchased options, if any.
Franklin DynaTech VIP Fund	PAGE 2	729-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 3	729-ATSR-0225

Franklin DynaTech VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$112	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin DynaTech VIP Fund returned 30.29%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 33.36% and 25.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the industrials sector due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has benefited from robust growth in its artificial intelligence (AI) and cloud services businesses.

↑
NVIDIA, a graphics, compute and networking solutions provider and generative AI leader within the IT sector, was a top contributor on an individual basis to both absolute and relative returns. The company’s semiconductor chips are supplying a massive wave of computer and data center upgrades and have made advanced AI possible.

↑
Microsoft, a software and technology company within the software industry, as the company continued to innovate and expand its products, particularly in cloud computing and AI. The growth of Azure, its cloud platform, and the integration of AI into various products contributed to the software giant’s growth.

Top detractors from performance:
↓
Stock selection hindered relative returns in the IT sector. Shares of Dutch chip equipment supplier ASML Holding came under pressure following company comments about a weakening demand in China, which historically has been a large part of its business. ASML is the sole manufacturer of extreme ultraviolet lithography machines that are essential in creating advanced chips for AI.

↓
MongoDB, a distributed document-database developer within the IT services industry, struggled over the period. The company lowered its full-year revenue forecast saying that economic conditions were hurting its ability to sign up new customers and get existing ones to expand purchases.

↓
Tesla, an electric car manufacturer within the consumer discretionary sector, as an underweight to the benchmark limited our exposure to the stock’s rally following the presidential election victory for Donald Trump as many investors believe the company stands to benefit from a new economic and regulatory framework.

Franklin DynaTech VIP Fund	PAGE 1	702-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	30.29	13.52	12.57
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Growth Index	33.36	18.95	16.77
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2021, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$179,025,940
Total Number of Portfolio Holdings*	130
Total Management Fee Paid	$980,399
Portfolio Turnover Rate	21.64%
*	Does not include derivatives, except purchased options, if any.
Franklin DynaTech VIP Fund	PAGE 2	702-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 3	702-ATSR-0225

Franklin Global Real Estate VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$100	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Global Real Estate VIP Fund returned 0.03%. The Fund compares its performance to the FTSE EPRA/NAREIT Developed Index, which returned 1.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
By subsector, health care, office space and industrials were top contributors. Helping relative performance within the health care property subsector were American Healthcare REIT and Welltower, owners and operators of senior housing as limited new supply of senior housing has been a tailwind for these companies.

↑
The industrial property subsector benefited from a position in Australia-listed Goodman Group, an owner, manager and developer of industrial real estate globally. The company upgraded its fiscal year 2024 guidance as it continued to show growth in its data center pipeline. The company also was included in the FTSE/EPRA NAREIT Global Real Estate Index Series, which added to the stock’s increase over the period.

↑	Camden Property Trust, within the residential property subsector, saw shares boosted by elevated demand for multifamily housing driven by strong job growth.

Top detractors from performance:
↓
Stock selection in the residential property, storage property and diversified property subsectors. Unite Group PLC (UTG) and Boardwalk Real Estate Investment Trust (REIT) were leading detractors in the residential property subsector. The broader macro-economic environment proved challenging for UTG, the owner and manager of student housing in the U.K. The shares of Boardwalk REIT were pressured by concerns that changes in immigration policy in Canada would weigh on future demand and therefore rental growth.

↓	Mitsubishi Estate (Japan) in the diversified property subsector underperformed as sentiment toward Japanese developers soured on concerns over Japanese monetary policy.
↓	Rexford Industrial Realty (U.S.) in the industrial property subsector struggled with lagging rent growth in its Los Angeles market as well as capital allocation headwinds.
Franklin Global Real Estate VIP Fund	PAGE 1	771-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	0.03	-0.04	2.56
MSCI All Country World Index-NR	17.49	10.06	9.23
FTSE EPRA/NAREIT Developed Index	1.99	-0.03	3.20
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,663,382
Total Number of Portfolio Holdings*	63
Total Management Fee Paid	$986,631
Portfolio Turnover Rate	38.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Global Real Estate VIP Fund	PAGE 2	771-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 3	771-ATSR-0225

Franklin Global Real Estate VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$125	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Global Real Estate VIP Fund returned -0.32%. The Fund compares its performance to the FTSE EPRA/NAREIT Developed Index, which returned 1.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
By subsector, health care, office space and industrials were top contributors. Helping relative performance within the health care property subsector were American Healthcare REIT and Welltower, owners and operators of senior housing as limited new supply of senior housing has been a tailwind for these companies.

↑
The industrial property subsector benefited from a position in Australia-listed Goodman Group, an owner, manager and developer of industrial real estate globally. The company upgraded its fiscal year 2024 guidance as it continued to show growth in its data center pipeline. The company also was included in the FTSE/EPRA NAREIT Global Real Estate Index Series, which added to the stock’s increase over the period.

↑	Camden Property Trust, within the residential property subsector, saw shares boosted by elevated demand for multifamily housing driven by strong job growth.

Top detractors from performance:
↓
Stock selection in the residential property, storage property and diversified property subsectors. Unite Group PLC (UTG) and Boardwalk Real Estate Investment Trust (REIT) were leading detractors in the residential property subsector. The broader macro-economic environment proved challenging for UTG, the owner and manager of student housing in the U.K. The shares of Boardwalk REIT were pressured by concerns that changes in immigration policy in Canada would weigh on future demand and therefore rental growth.

↓	Mitsubishi Estate (Japan) in the diversified property subsector underperformed as sentiment toward Japanese developers soured on concerns over Japanese monetary policy.
↓	Rexford Industrial Realty (U.S.) in the industrial property subsector struggled with lagging rent growth in its Los Angeles market as well as capital allocation headwinds.
Franklin Global Real Estate VIP Fund	PAGE 1	772-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	-0.32	-0.30	2.30
MSCI All Country World Index-NR	17.49	10.06	9.23
FTSE EPRA/NAREIT Developed Index	1.99	-0.03	3.20
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,663,382
Total Number of Portfolio Holdings*	63
Total Management Fee Paid	$986,631
Portfolio Turnover Rate	38.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Global Real Estate VIP Fund	PAGE 2	772-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 3	772-ATSR-0225

Franklin Growth and Income VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$64	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Growth and Income VIP Fund returned 18.49%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 14.37% and 25.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors.
↑
JPMorgan Chase, a financial services company within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, overall healthy economy and a more favorable view of the outlook for financial companies after the November 2024 election.

↑	Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions within the IT sector, as strong artificial intelligence (AI) demand drove revenue.
↑	Oracle, a software and database company within the IT sector, as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the AI boom.

Top detractors from performance:
↓	Materials sector, which saw a modest decline.
↓	United Parcel Service (UPS), a package delivery company, was an individual stock detractor within the industrials sector, struggled with higher costs and lower volumes.
↓
Merck & Co., a drugmaker, was an individual stock detractor within the health care sector, saw shares decline as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products.

Franklin Growth and Income VIP Fund	PAGE 1	767-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	18.49	9.93	9.59
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$52,090,388
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$239,767
Portfolio Turnover Rate	32.59%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth and Income VIP Fund	PAGE 2	767-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, Todd Brighton stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 3	767-ATSR-0225

Franklin Growth and Income VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$92	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Growth and Income VIP Fund returned 17.99%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 14.37% and 25.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors.
↑
JPMorgan Chase, a financial services company within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, overall healthy economy and a more favorable view of the outlook for financial companies after the November 2024 election.

↑	Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions within the IT sector, as strong artificial intelligence (AI) demand drove revenue.
↑	Oracle, a software and database company within the IT sector, as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the AI boom.

Top detractors from performance:
↓	Materials sector, which saw a modest decline.
↓	United Parcel Service (UPS), a package delivery company, was an individual stock detractor within the industrials sector, struggled with higher costs and lower volumes.
↓
Merck & Co., a drugmaker, was an individual stock detractor within the health care sector, saw shares decline as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products.

Franklin Growth and Income VIP Fund	PAGE 1	768-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	17.99	9.63	9.30
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$52,090,388
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$239,767
Portfolio Turnover Rate	32.59%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth and Income VIP Fund	PAGE 2	768-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, Todd Brighton stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 3	768-ATSR-0225

Franklin Income VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$48	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2024, Class 1 shares of Franklin Income VIP Fund returned 7.46%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark†, which returned 25.02% and 8.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, information technology (IT), and energy sectors led absolute fixed income returns during the period. Top contributors within these respective sectors were Community Health Systems, CommScope Holding, and Calumet.

↑
Among equities, returns were driven by the financials, utilities, and industrials sectors. On an individual issuer basis, Bank of America, Federal National Mortgage Association, and Texas Instruments added value.

↑
Selection within IT and energy assisted relative fixed income returns, as did an underweight allocation to securitized products. Equity returns benefited from selection within financials and an overweight allocation to utilities.

Top detractors from performance:
↓	U.S. Treasuries (USTs), Multiplan and Ardagh Holdings detracted from fixed income returns within the health care and materials sectors, respectively.
↓	Equity performance was hindered by the health care sector. CVS Health detracted within health care, while Intel and Microchip Technology weakened returns within IT.
↓
Overweight positioning and selection among USTs, as well as within the consumer discretionary and financials sectors, hurt relative fixed income returns. Moreover, stock selection within IT, materials, and energy detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized UST futures to hedge duration positioning, equity-linked notes (ELNs) to generate investment income for the portfolio while maintaining prospects for capital appreciation, and equity put and call options to sell and reduce positions and/or initiate and add to positions. UST futures detracted from returns, while ELNs and equity put and call options contributed.
Franklin Income VIP Fund	PAGE 1	769-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	7.46	5.55	5.53
Russell 3000 Index	23.81	13.86	12.54
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
S&P 500 Index	25.02	14.52	13.10
Blended Benchmark†	8.09	4.65	6.18
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,142,224,636
Total Number of Portfolio Holdings*	268
Total Management Fee Paid	$14,334,034
Portfolio Turnover Rate	39.80%
*	Does not include derivatives, except purchased options, if any.
Franklin Income VIP Fund	PAGE 2	769-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 3	769-ATSR-0225

Franklin Income VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$74	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2024, Class 2 shares of Franklin Income VIP Fund returned 7.20%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark†, which returned 25.02% and 8.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, information technology (IT), and energy sectors led absolute fixed income returns during the period. Top contributors within these respective sectors were Community Health Systems, CommScope Holding, and Calumet.

↑
Among equities, returns were driven by the financials, utilities, and industrials sectors. On an individual issuer basis, Bank of America, Federal National Mortgage Association, and Texas Instruments added value.

↑
Selection within IT and energy assisted relative fixed income returns, as did an underweight allocation to securitized products. Equity returns benefited from selection within financials and an overweight allocation to utilities.

Top detractors from performance:
↓	U.S. Treasuries (USTs), Multiplan and Ardagh Holdings detracted from fixed income returns within the health care and materials sectors, respectively.
↓	Equity performance was hindered by the health care sector. CVS Health detracted within health care, while Intel and Microchip Technology weakened returns within IT.
↓
Overweight positioning and selection among USTs, as well as within the consumer discretionary and financials sectors, hurt relative fixed income returns. Moreover, stock selection within IT, materials, and energy detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized UST futures to hedge duration positioning, equity-linked notes (ELNs) to generate investment income for the portfolio while maintaining prospects for capital appreciation, and equity put and call options to sell and reduce positions and/or initiate and add to positions. UST futures detracted from returns, while ELNs and equity put and call options contributed.
Franklin Income VIP Fund	PAGE 1	770-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	7.20	5.29	5.27
Russell 3000 Index	23.81	13.86	12.54
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
S&P 500 Index	25.02	14.52	13.10
Blended Benchmark†	8.09	4.65	6.18
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,142,224,636
Total Number of Portfolio Holdings*	268
Total Management Fee Paid	$14,334,034
Portfolio Turnover Rate	39.80%
*	Does not include derivatives, except purchased options, if any.
Franklin Income VIP Fund	PAGE 2	770-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 3	770-ATSR-0225

Franklin Income VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$84	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2024, Class 4 shares of Franklin Income VIP Fund returned 7.08%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark†, which returned 25.02% and 8.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, information technology (IT), and energy sectors led absolute fixed income returns during the period. Top contributors within these respective sectors were Community Health Systems, CommScope Holding, and Calumet.

↑
Among equities, returns were driven by the financials, utilities, and industrials sectors. On an individual issuer basis, Bank of America, Federal National Mortgage Association, and Texas Instruments added value.

↑
Selection within IT and energy assisted relative fixed income returns, as did an underweight allocation to securitized products. Equity returns benefited from selection within financials and an overweight allocation to utilities.

Top detractors from performance:
↓	U.S. Treasuries (USTs), Multiplan and Ardagh Holdings detracted from fixed income returns within the health care and materials sectors, respectively.
↓	Equity performance was hindered by the health care sector. CVS Health detracted within health care, while Intel and Microchip Technology weakened returns within IT.
↓
Overweight positioning and selection among USTs, as well as within the consumer discretionary and financials sectors, hurt relative fixed income returns. Moreover, stock selection within IT, materials, and energy detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized UST futures to hedge duration positioning, equity-linked notes (ELNs) to generate investment income for the portfolio while maintaining prospects for capital appreciation, and equity put and call options to sell and reduce positions and/or initiate and add to positions. UST futures detracted from returns, while ELNs and equity put and call options contributed.
Franklin Income VIP Fund	PAGE 1	708-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	7.08	5.17	5.16
Russell 3000 Index	23.81	13.86	12.54
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
S&P 500 Index	25.02	14.52	13.10
Blended Benchmark†	8.09	4.65	6.18
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,142,224,636
Total Number of Portfolio Holdings*	268
Total Management Fee Paid	$14,334,034
Portfolio Turnover Rate	39.80%
*	Does not include derivatives, except purchased options, if any.
Franklin Income VIP Fund	PAGE 2	708-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 3	708-ATSR-0225

Franklin Large Cap Growth VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$93	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Large Cap Growth VIP Fund returned 26.67%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 25.02% and 33.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑	The communication services sector also boosted relative returns, with Meta Platforms, a social media giant, significantly contributing as the company expanded more rapidly than the digital ad market.
↑
NVIDIA, a chipmaker, graphics and networking solutions provider within the IT sector, as the company has been supplying a massive wave of computer and data-center upgrades that have made advanced AI possible.

Top detractors from performance:
↓
MongoDB, a distributed document-database developer within the IT services industry, struggled over the period and weighed on relative performance. The company lowered its full-year revenue forecast saying that economic conditions were hurting its ability to sign-up new customers and get existing ones to expand purchases.

↓
Monolithic Power Systems, power controller specialist within the IT sector, declined and dampened relative returns. The company indicated that competitive pressures would increase in 2025, which weighed on its stock.

↓
Tesla, an electric car manufacturer within the consumer discretionary sector, as an underweight to the benchmark limited our exposure to the stock’s rally following the results of the November 2024 presidential election as many investors believe the company stands to benefit from new economic and regulatory framework.

Franklin Large Cap Growth VIP Fund	PAGE 1	721-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	26.67	13.70	12.99
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Russell 1000 Growth Index	33.36	18.95	16.77
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$98,674,930
Total Number of Portfolio Holdings*	63
Total Management Fee Paid	$749,051
Portfolio Turnover Rate	17.17%
*	Does not include derivatives, except purchased options, if any.
Franklin Large Cap Growth VIP Fund	PAGE 2	721-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 3	721-ATSR-0225

Franklin Large Cap Growth VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$121	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Large Cap Growth VIP Fund returned 26.30%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 25.02% and 33.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑	The communication services sector also boosted relative returns, with Meta Platforms, a social media giant, significantly contributing as the company expanded more rapidly than the digital ad market.
↑
NVIDIA, a chipmaker, graphics and networking solutions provider within the IT sector, as the company has been supplying a massive wave of computer and data-center upgrades that have made advanced AI possible.

Top detractors from performance:
↓
MongoDB, a distributed document-database developer within the IT services industry, struggled over the period and weighed on relative performance. The company lowered its full-year revenue forecast saying that economic conditions were hurting its ability to sign-up new customers and get existing ones to expand purchases.

↓
Monolithic Power Systems, power controller specialist within the IT sector, declined and dampened relative returns. The company indicated that competitive pressures would increase in 2025, which weighed on its stock.

↓
Tesla, an electric car manufacturer within the consumer discretionary sector, as an underweight to the benchmark limited our exposure to the stock’s rally following the results of the November 2024 presidential election as many investors believe the company stands to benefit from new economic and regulatory framework.

Franklin Large Cap Growth VIP Fund	PAGE 1	722-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	26.30	13.42	12.71
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Russell 1000 Growth Index	33.36	18.95	16.77
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$98,674,930
Total Number of Portfolio Holdings*	63
Total Management Fee Paid	$749,051
Portfolio Turnover Rate	17.17%
*	Does not include derivatives, except purchased options, if any.
Franklin Large Cap Growth VIP Fund	PAGE 2	722-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 3	722-ATSR-0225

Franklin Mutual Global Discovery VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1[1]	$92	0.90%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Mutual Global Discovery VIP Fund returned 4.98%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a Payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.

Top detractors from performance:
↓	Samsung Electronics, South Korea-based consumer electronics company, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.
Franklin Mutual Global Discovery VIP Fund	PAGE 1	753-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	4.98	6.69	6.14
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$403,745,097
Total Number of Portfolio Holdings*	67
Total Management Fee Paid	$3,763,536
Portfolio Turnover Rate	33.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery VIP Fund	PAGE 2	753-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 3	753-ATSR-0225

Franklin Mutual Global Discovery VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2[1]	$118	1.15%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Mutual Global Discovery VIP Fund returned 4.66%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a Payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.

Top detractors from performance:
↓	Samsung Electronics, South Korea-based consumer electronics company, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.
Franklin Mutual Global Discovery VIP Fund	PAGE 1	754-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	4.66	6.42	5.87
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$403,745,097
Total Number of Portfolio Holdings*	67
Total Management Fee Paid	$3,763,536
Portfolio Turnover Rate	33.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery VIP Fund	PAGE 2	754-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 3	754-ATSR-0225

Franklin Mutual Global Discovery VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4[1]	$128	1.25%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Mutual Global Discovery VIP Fund returned 4.58%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a Payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.

Top detractors from performance:
↓	Samsung Electronics, South Korea-based consumer electronics company, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.
Franklin Mutual Global Discovery VIP Fund	PAGE 1	736-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	4.58	6.31	5.76
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$403,745,097
Total Number of Portfolio Holdings*	67
Total Management Fee Paid	$3,763,536
Portfolio Turnover Rate	33.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery VIP Fund	PAGE 2	736-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 3	736-ATSR-0225

Franklin Mutual Shares VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1[1]	$73	0.69%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Mutual Shares VIP Fund returned 11.50%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Flex, a contract electronics manufacturer in the information technology sector, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Fiserv, a payments firm in the financials sector, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Apollo Global Management, an alternative asset manager in the financials sector, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider in the health care sector, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company in the health care sector, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger (SLB), an oilfield services firm in the energy sector, amid both weaker oil prices and softer North American results.
Franklin Mutual Shares VIP Fund	PAGE 1	743-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	11.50	6.01	6.10
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,000,010,414
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$14,186,945
Portfolio Turnover Rate	32.95%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares VIP Fund	PAGE 2	743-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 3	743-ATSR-0225

Franklin Mutual Shares VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2[1]	$99	0.94%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Mutual Shares VIP Fund returned 11.27%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Flex, a contract electronics manufacturer in the information technology sector, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Fiserv, a payments firm in the financials sector, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Apollo Global Management, an alternative asset manager in the financials sector, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider in the health care sector, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company in the health care sector, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger (SLB), an oilfield services firm in the energy sector, amid both weaker oil prices and softer North American results.
Franklin Mutual Shares VIP Fund	PAGE 1	744-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	11.27	5.75	5.83
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,000,010,414
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$14,186,945
Portfolio Turnover Rate	32.95%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares VIP Fund	PAGE 2	744-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 3	744-ATSR-0225

Franklin Mutual Shares VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4[1]	$110	1.04%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Mutual Shares VIP Fund returned 11.16%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Flex, a contract electronics manufacturer in the information technology sector, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Fiserv, a payments firm in the financials sector, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Apollo Global Management, an alternative asset manager in the financials sector, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider in the health care sector, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company in the health care sector, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger (SLB), an oilfield services firm in the energy sector, amid both weaker oil prices and softer North American results.
Franklin Mutual Shares VIP Fund	PAGE 1	737-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	11.16	5.64	5.72
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,000,010,414
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$14,186,945
Portfolio Turnover Rate	32.95%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares VIP Fund	PAGE 2	737-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 3	737-ATSR-0225

Franklin Rising Dividends VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$66	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Rising Dividends VIP Fund returned 11.04%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Walmart, a retailing giant in the consumer staples sector, saw its shares climb to all-time highs as the company’s wide offering and strong value proposition appealed to consumers amidst economic uncertainty. It repeatedly reported same-store sales growth that drove better-than-expected revenue and profit growth, bolstered by growth in e-commerce sales and its higher-margin advertising business.

↑
Broadcom, a semiconductor and software giant in the information technology (IT) sector, as its share price more than doubled across 2024, capped by a December increase following a robust earnings report that featured surging artificial intelligence (AI)-related revenues. Beyond AI demand and upside, improving non-AI revenue helped drive upward revisions to guidance.

↑
RTX, an aerospace and defense manufacturer in the industrials sector, benefited from sales growth and improved profitability and cash flow amid strong global demand. RTX’s early 2024 annual projections underscored adequate containment of an earlier engine recall on Airbus jets. It raised guidance in the second and third quarters, supported by growth in the commercial aerospace aftermarket and defense businesses. The company’s significant backlog and legal settlements also supported shares.

Top detractors from performance:
↓
Lack of exposure to several heavily weighted, growth- and technology-oriented index constituents, especially chipmaker Nvidia. The stock, which continued its sharp rally amid surging growth and optimism around AI, did not meet the Fund’s dividend growth criteria.

↓
Roper Technologies, a diversified software company in the IT sector, declined amid weaker demand and delayed contract renewals from key customers and industries, reflecting their caution amid uncertainty around economic growth and the high cost of financing.

↓
Nike, a footwear and apparel maker in the consumer discretionary sector, saw weakening demand and intensifying competition. The company reduced its outlook, announced a comprehensive restructuring and named a new CEO over the period.

Franklin Rising Dividends VIP Fund	PAGE 1	773-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	11.04	10.57	10.72
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,504,397,859
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$9,331,689
Portfolio Turnover Rate	15.36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Rising Dividends VIP Fund	PAGE 2	773-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 3	773-ATSR-0225

Franklin Rising Dividends VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$93	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Rising Dividends VIP Fund returned 10.79%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Walmart, a retailing giant in the consumer staples sector, saw its shares climb to all-time highs as the company’s wide offering and strong value proposition appealed to consumers amidst economic uncertainty. It repeatedly reported same-store sales growth that drove better-than-expected revenue and profit growth, bolstered by growth in e-commerce sales and its higher-margin advertising business.

↑
Broadcom, a semiconductor and software giant in the information technology (IT) sector, as its share price more than doubled across 2024, capped by a December increase following a robust earnings report that featured surging artificial intelligence (AI)-related revenues. Beyond AI demand and upside, improving non-AI revenue helped drive upward revisions to guidance.

↑
RTX, an aerospace and defense manufacturer in the industrials sector, benefited from sales growth and improved profitability and cash flow amid strong global demand. RTX’s early 2024 annual projections underscored adequate containment of an earlier engine recall on Airbus jets. It raised guidance in the second and third quarters, supported by growth in the commercial aerospace aftermarket and defense businesses. The company’s significant backlog and legal settlements also supported shares.

Top detractors from performance:
↓
Lack of exposure to several heavily weighted, growth- and technology-oriented index constituents, especially chipmaker Nvidia. The stock, which continued its sharp rally amid surging growth and optimism around AI, did not meet the Fund’s dividend growth criteria.

↓
Roper Technologies, a diversified software company in the IT sector, declined amid weaker demand and delayed contract renewals from key customers and industries, reflecting their caution amid uncertainty around economic growth and the high cost of financing.

↓
Nike, a footwear and apparel maker in the consumer discretionary sector, saw weakening demand and intensifying competition. The company reduced its outlook, announced a comprehensive restructuring and named a new CEO over the period.

Franklin Rising Dividends VIP Fund	PAGE 1	774-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	10.79	10.30	10.44
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,504,397,859
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$9,331,689
Portfolio Turnover Rate	15.36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Rising Dividends VIP Fund	PAGE 2	774-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 3	774-ATSR-0225

Franklin Rising Dividends VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$103	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Rising Dividends VIP Fund returned 10.68%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Walmart, a retailing giant in the consumer staples sector, saw its shares climb to all-time highs as the company’s wide offering and strong value proposition appealed to consumers amidst economic uncertainty. It repeatedly reported same-store sales growth that drove better-than-expected revenue and profit growth, bolstered by growth in e-commerce sales and its higher-margin advertising business.

↑
Broadcom, a semiconductor and software giant in the information technology (IT) sector, as its share price more than doubled across 2024, capped by a December increase following a robust earnings report that featured surging artificial intelligence (AI)-related revenues. Beyond AI demand and upside, improving non-AI revenue helped drive upward revisions to guidance.

↑
RTX, an aerospace and defense manufacturer in the industrials sector, benefited from sales growth and improved profitability and cash flow amid strong global demand. RTX’s early 2024 annual projections underscored adequate containment of an earlier engine recall on Airbus jets. It raised guidance in the second and third quarters, supported by growth in the commercial aerospace aftermarket and defense businesses. The company’s significant backlog and legal settlements also supported shares.

Top detractors from performance:
↓
Lack of exposure to several heavily weighted, growth- and technology-oriented index constituents, especially chipmaker Nvidia. The stock, which continued its sharp rally amid surging growth and optimism around AI, did not meet the Fund’s dividend growth criteria.

↓
Roper Technologies, a diversified software company in the IT sector, declined amid weaker demand and delayed contract renewals from key customers and industries, reflecting their caution amid uncertainty around economic growth and the high cost of financing.

↓
Nike, a footwear and apparel maker in the consumer discretionary sector, saw weakening demand and intensifying competition. The company reduced its outlook, announced a comprehensive restructuring and named a new CEO over the period.

Franklin Rising Dividends VIP Fund	PAGE 1	731-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	10.68	10.19	10.33
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,504,397,859
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$9,331,689
Portfolio Turnover Rate	15.36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Rising Dividends VIP Fund	PAGE 2	731-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 3	731-ATSR-0225

Franklin Small Cap Value VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$69	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Small Cap Value VIP Fund returned 12.01%. The Fund compares its performance to the Russell 2000 Value Index, which returned 8.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Brinker, a restaurant operator, as brand momentum improved, and it saw strong traffic trends at its core Chili’s restaurants.
↑	ACI Worldwide, a payments company, due to improving demand and a large share repurchase program.
↑	Primoris Services, an engineering and construction firm, after posting stronger bookings and backlog growth.

Top detractors from performance:
↓	John Wood, a U.K.-based energy services company, after its acquisition by a Middle Eastern company fell through.
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand.
↓	Vestis, a uniform rental company after it lowered full-year guidance and long-term targets due to customer attrition.
Franklin Small Cap Value VIP Fund	PAGE 1	775-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	12.01	8.63	8.44
Russell 3000 Index	23.81	13.86	12.54
Russell 2000 Value Index	8.05	7.29	7.14
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,138,953,925
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$7,171,723
Portfolio Turnover Rate	58.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Small Cap Value VIP Fund	PAGE 2	775-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 3	775-ATSR-0225

Franklin Small Cap Value VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$95	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Small Cap Value VIP Fund returned 11.71%. The Fund compares its performance to the Russell 2000 Value Index, which returned 8.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Brinker, a restaurant operator, as brand momentum improved, and it saw strong traffic trends at its core Chili’s restaurants.
↑	ACI Worldwide, a payments company, due to improving demand and a large share repurchase program.
↑	Primoris Services, an engineering and construction firm, after posting stronger bookings and backlog growth.

Top detractors from performance:
↓	John Wood, a U.K.-based energy services company, after its acquisition by a Middle Eastern company fell through.
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand.
↓	Vestis, a uniform rental company after it lowered full-year guidance and long-term targets due to customer attrition.
Franklin Small Cap Value VIP Fund	PAGE 1	776-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	11.71	8.36	8.17
Russell 3000 Index	23.81	13.86	12.54
Russell 2000 Value Index	8.05	7.29	7.14
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,138,953,925
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$7,171,723
Portfolio Turnover Rate	58.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Small Cap Value VIP Fund	PAGE 2	776-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 3	776-ATSR-0225

Franklin Small Cap Value VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$106	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Small Cap Value VIP Fund returned 11.60%. The Fund compares its performance to the Russell 2000 Value Index, which returned 8.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Brinker, a restaurant operator, as brand momentum improved, and it saw strong traffic trends at its core Chili’s restaurants.
↑	ACI Worldwide, a payments company, due to improving demand and a large share repurchase program.
↑	Primoris Services, an engineering and construction firm, after posting stronger bookings and backlog growth.

Top detractors from performance:
↓	John Wood, a U.K.-based energy services company, after its acquisition by a Middle Eastern company fell through.
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand.
↓	Vestis, a uniform rental company after it lowered full-year guidance and long-term targets due to customer attrition.
Franklin Small Cap Value VIP Fund	PAGE 1	732-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	11.60	8.27	8.07
Russell 3000 Index	23.81	13.86	12.54
Russell 2000 Value Index	8.05	7.29	7.14
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,138,953,925
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$7,171,723
Portfolio Turnover Rate	58.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Small Cap Value VIP Fund	PAGE 2	732-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 3	732-ATSR-0225

Franklin Small-Mid Cap Growth VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$87	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Small-Mid Cap Growth VIP Fund returned 11.31%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 22.10% and 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑
CAVA Group, an owner and operator of restaurant chains within the consumer discretionary sector, was a leading driver of relative performance as the company had an impressive year with growth driven by its successful expansion and strong sales performance.

↑
DoorDash, an on-demand food delivery company within the consumer discretionary sector, as its operational improvements and strategic growth resulted in the company’s first positive net income since it went public in December 2020.

Top detractors from performance:
↓
AppLovin, a mobile technology company that helps developers optimize advertising performance and maximize revenue within the IT sector, as a significant underweight compared to the benchmark was a leading source of negative relative results. The company saw its stock price surge, reaching an all-time high in November 2024.

↓	Vistra, a power generation-focused company within the utilities sector, as underweight compared to the benchmark hindered returns.
↓
Five Below, a discount retailer with the consumer discretionary sector, as its shares experienced a decline over the period. Setbacks included the exit of its chief executive officer in July 2024, declining same store sales and increased competition.

Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	723-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	11.31	10.03	9.60
Russell 3000 Index	23.81	13.86	12.54
Russell Midcap Growth Index	22.10	11.47	11.54
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$439,512,878
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$3,491,518
Portfolio Turnover Rate	31.76%
*	Does not include derivatives, except purchased options, if any.
Franklin Small-Mid Cap Growth VIP Fund	PAGE 2	723-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 3	723-ATSR-0225

Franklin Small-Mid Cap Growth VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$113	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Small-Mid Cap Growth VIP Fund returned 11.04%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 22.10% and 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑
CAVA Group, an owner and operator of restaurant chains within the consumer discretionary sector, was a leading driver of relative performance as the company had an impressive year with growth driven by its successful expansion and strong sales performance.

↑
DoorDash, an on-demand food delivery company within the consumer discretionary sector, as its operational improvements and strategic growth resulted in the company’s first positive net income since it went public in December 2020.

Top detractors from performance:
↓
AppLovin, a mobile technology company that helps developers optimize advertising performance and maximize revenue within the IT sector, as a significant underweight compared to the benchmark was a leading source of negative relative results. The company saw its stock price surge, reaching an all-time high in November 2024.

↓	Vistra, a power generation-focused company within the utilities sector, as underweight compared to the benchmark hindered returns.
↓
Five Below, a discount retailer with the consumer discretionary sector, as its shares experienced a decline over the period. Setbacks included the exit of its chief executive officer in July 2024, declining same store sales and increased competition.

Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	724-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	11.04	9.75	9.32
Russell 3000 Index	23.81	13.86	12.54
Russell Midcap Growth Index	22.10	11.47	11.54
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$439,512,878
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$3,491,518
Portfolio Turnover Rate	31.76%
*	Does not include derivatives, except purchased options, if any.
Franklin Small-Mid Cap Growth VIP Fund	PAGE 2	724-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 3	724-ATSR-0225

Franklin Small-Mid Cap Growth VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$123	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Small-Mid Cap Growth VIP Fund returned 10.89%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 22.10% and 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑
CAVA Group, an owner and operator of restaurant chains within the consumer discretionary sector, was a leading driver of relative performance as the company had an impressive year with growth driven by its successful expansion and strong sales performance.

↑
DoorDash, an on-demand food delivery company within the consumer discretionary sector, as its operational improvements and strategic growth resulted in the company’s first positive net income since it went public in December 2020.

Top detractors from performance:
↓
AppLovin, a mobile technology company that helps developers optimize advertising performance and maximize revenue within the IT sector, as a significant underweight compared to the benchmark was a leading source of negative relative results. The company saw its stock price surge, reaching an all-time high in November 2024.

↓	Vistra, a power generation-focused company within the utilities sector, as underweight compared to the benchmark hindered returns.
↓
Five Below, a discount retailer with the consumer discretionary sector, as its shares experienced a decline over the period. Setbacks included the exit of its chief executive officer in July 2024, declining same store sales and increased competition.

Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	733-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	10.89	9.64	9.21
Russell 3000 Index	23.81	13.86	12.54
Russell Midcap Growth Index	22.10	11.47	11.54
S&P 500 Index	25.02	14.52	13.10
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$439,512,878
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$3,491,518
Portfolio Turnover Rate	31.76%
*	Does not include derivatives, except purchased options, if any.
Franklin Small-Mid Cap Growth VIP Fund	PAGE 2	733-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 3	733-ATSR-0225

Franklin Strategic Income VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$80	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Strategic Income VIP Fund returned 4.32%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. duration positioning contributed to performance, driven primarily by exposure to 10-, 20- and 30-year portions of the curve.
↑	Exposure to investment-grade and high-yield corporate credits, and collateralized loan obligations benefited results, as did overweight allocation to senior secured floating-rate bank loans.
↑
Overweight allocation to non-agency mortgage-backed securities, Treasury Inflation-Protected Securities (TIPS) and non-U.S. emerging market debt contributed to performance, as did security selection in sovereign developed and emerging-market debts.

Top detractors from performance:
↓	Exposure to agency mortgage-backed securities detracted from results.
↓	Security selection in senior-secured floating-rate bank loans hindered performance.
↓	Allocation to taxable municipal bonds and delegated underwriting and servicing instruments detracted from results, as did security selection in TIPS.
Use of derivatives and the impact on performance:
The Fund utilized swap contracts for hedging purposes, which contributed to performance.
Franklin Strategic Income VIP Fund	PAGE 1	779-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	4.32	1.44	2.24
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$275,527,580
Total Number of Portfolio Holdings*	619
Total Management Fee Paid	$1,775,008
Portfolio Turnover Rate	86.89%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Strategic Income VIP Fund	PAGE 2	779-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 3	779-ATSR-0225

Franklin Strategic Income VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$105	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Strategic Income VIP Fund returned 4.02%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. duration positioning contributed to performance, driven primarily by exposure to 10-, 20- and 30-year portions of the curve.
↑	Exposure to investment-grade and high-yield corporate credits, and collateralized loan obligations benefited results, as did overweight allocation to senior secured floating-rate bank loans.
↑
Overweight allocation to non-agency mortgage-backed securities, Treasury Inflation-Protected Securities (TIPS) and non-U.S. emerging market debt contributed to performance, as did security selection in sovereign developed and emerging-market debts.

Top detractors from performance:
↓	Exposure to agency mortgage-backed securities detracted from results.
↓	Security selection in senior-secured floating-rate bank loans hindered performance.
↓	Allocation to taxable municipal bonds and delegated underwriting and servicing instruments detracted from results, as did security selection in TIPS.
Use of derivatives and the impact on performance:
The Fund utilized swap contracts for hedging purposes, which contributed to performance.
Franklin Strategic Income VIP Fund	PAGE 1	780-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	4.02	1.19	1.98
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$275,527,580
Total Number of Portfolio Holdings*	619
Total Management Fee Paid	$1,775,008
Portfolio Turnover Rate	86.89%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Strategic Income VIP Fund	PAGE 2	780-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 3	780-ATSR-0225

Franklin Strategic Income VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$115	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Strategic Income VIP Fund returned 3.98%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. duration positioning contributed to performance, driven primarily by exposure to 10-, 20- and 30-year portions of the curve.
↑	Exposure to investment-grade and high-yield corporate credits, and collateralized loan obligations benefited results, as did overweight allocation to senior secured floating-rate bank loans.
↑
Overweight allocation to non-agency mortgage-backed securities, Treasury Inflation-Protected Securities (TIPS) and non-U.S. emerging market debt contributed to performance, as did security selection in sovereign developed and emerging-market debts.

Top detractors from performance:
↓	Exposure to agency mortgage-backed securities detracted from results.
↓	Security selection in senior-secured floating-rate bank loans hindered performance.
↓	Allocation to taxable municipal bonds and delegated underwriting and servicing instruments detracted from results, as did security selection in TIPS.
Use of derivatives and the impact on performance:
The Fund utilized swap contracts for hedging purposes, which contributed to performance.
Franklin Strategic Income VIP Fund	PAGE 1	734-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	3.98	1.09	1.89
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$275,527,580
Total Number of Portfolio Holdings*	619
Total Management Fee Paid	$1,775,008
Portfolio Turnover Rate	86.89%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Strategic Income VIP Fund	PAGE 2	734-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 3	734-ATSR-0225

Franklin U.S. Government Securities VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1[1]	$53	0.53%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin U.S. Government Securities VIP Fund returned 1.50%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 2.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities and adjustable-rate mortgage securities contributed to performance.
↑	Allocation to Treasury Inflation-Protected Securities and delegated underwriting and servicing mortgage-backed securities benefited results.

Top detractors from performance:
↓	Yield-curve positioning detracted from performance, mainly from exposure to 10- and 20-year portions of the curve as yields increased.
Franklin U.S. Government Securities VIP Fund	PAGE 1	781-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	1.50	-0.29	0.77
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government - Intermediate Index	2.44	0.49	1.24
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$522,644,065
Total Number of Portfolio Holdings*	689
Total Management Fee Paid	$2,685,794
Portfolio Turnover Rate	11.16%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin U.S. Government Securities VIP Fund	PAGE 2	781-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 3	781-ATSR-0225

Franklin U.S. Government Securities VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2[1]	$79	0.78%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin U.S. Government Securities VIP Fund returned 1.37%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 2.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities and adjustable-rate mortgage securities contributed to performance.
↑	Allocation to Treasury Inflation-Protected Securities and delegated underwriting and servicing mortgage-backed securities benefited results.

Top detractors from performance:
↓	Yield-curve positioning detracted from performance, mainly from exposure to 10- and 20-year portions of the curve as yields increased.
Franklin U.S. Government Securities VIP Fund	PAGE 1	782-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	1.37	-0.52	0.53
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government - Intermediate Index	2.44	0.49	1.24
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$522,644,065
Total Number of Portfolio Holdings*	689
Total Management Fee Paid	$2,685,794
Portfolio Turnover Rate	11.16%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin U.S. Government Securities VIP Fund	PAGE 2	782-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 3	782-ATSR-0225

Franklin VolSmart Allocation VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$69	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin VolSmart Allocation VIP Fund returned 11.80%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index and the Blended Benchmark†, which returned 25.02%, 1.25% and 15.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Cross-asset allocation positioning, in aggregate, contributed to relative performance with an overweight allocation to equities and underweight to fixed income.
↑	Selection in fixed income supported performance. Franklin Core Bond strategy was a contributor, driven by its duration positioning.

Top detractors from performance:
↓	Selection in equities hindered performance. Franklin Rising Dividends strategy was a relative detractor as its focus on dividend-paying stocks fell out of favor for much of the period.
↓	Franklin Income Fund detracted primarily due to its equity exposure, while its fixed income allocation limited the decline.
↓	In equities, Franklin U.S. Smart Beta strategy detracted due in part to sector positioning.
Use of derivatives and the impact on performance:
The Fund utilized future contracts and swap contracts to hedge against currency risk. In aggregate, these derivatives detracted from performance.
Franklin VolSmart Allocation VIP Fund	PAGE 1	7792-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	11.80	8.49	6.83
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Blended Benchmark†	15.53	9.01	8.67
†	The Fund’s Blended Benchmark is comprised of 60% S&P 500 Index; 30% Bloomberg U.S. Aggregate Index; and 10% Bloomberg 1-3 Month U.S. Treasury Bill Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund offers other share classes subject to different fees and expenses, which will affect their performance. The Fund began offering Class 1 shares on 5/20/2022. Returns for periods before 5/20/2022, are based on the Fund’s Class 5 performance and for periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses.
Effective July 26, 2016, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$140,570,401
Total Number of Portfolio Holdings*	254
Total Management Fee Paid	$903,058
Portfolio Turnover Rate	34.51%
*	Does not include derivatives, except purchased options, if any.
Franklin VolSmart Allocation VIP Fund	PAGE 2	7792-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Amritha Kasturirangan and Nayan Sheth were added as portfolio managers of the rising dividends strategy of the Fund and Nicholas P. B. Getaz stepped down as portfolio manager of the rising dividends strategy of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin VolSmart Allocation VIP Fund	PAGE 3	7792-ATSR-0225

Franklin VolSmart Allocation VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$95	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin VolSmart Allocation VIP Fund returned 11.66%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index and the Blended Benchmark†, which returned 25.02%, 1.25% and 15.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Cross-asset allocation positioning, in aggregate, contributed to relative performance with an overweight allocation to equities and underweight to fixed income.
↑	Selection in fixed income supported performance. Franklin Core Bond strategy was a contributor, driven by its duration positioning.

Top detractors from performance:
↓	Selection in equities hindered performance. Franklin Rising Dividends strategy was a relative detractor as its focus on dividend-paying stocks fell out of favor for much of the period.
↓	Franklin Income Fund detracted primarily due to its equity exposure, while its fixed income allocation limited the decline.
↓	In equities, Franklin U.S. Smart Beta strategy detracted due in part to sector positioning.
Use of derivatives and the impact on performance:
The Fund utilized future contracts and swap contracts to hedge against currency risk. In aggregate, these derivatives detracted from performance.
Franklin VolSmart Allocation VIP Fund	PAGE 1	792-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	11.66	8.54	6.80
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Blended Benchmark†	15.53	9.01	8.67
†	The Fund’s Blended Benchmark is comprised of 60% S&P 500 Index; 30% Bloomberg U.S. Aggregate Index; and 10% Bloomberg 1-3 Month U.S. Treasury Bill Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 26, 2016, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$140,570,401
Total Number of Portfolio Holdings*	254
Total Management Fee Paid	$903,058
Portfolio Turnover Rate	34.51%
*	Does not include derivatives, except purchased options, if any.
Franklin VolSmart Allocation VIP Fund	PAGE 2	792-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Amritha Kasturirangan and Nayan Sheth were added as portfolio managers of the rising dividends strategy of the Fund and Nicholas P. B. Getaz stepped down as portfolio manager of the rising dividends strategy of the Fund.
The net expense ratio increased during the period primarily due to an increase in distribution fees.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin VolSmart Allocation VIP Fund	PAGE 3	792-ATSR-0225

Franklin VolSmart Allocation VIP Fund
Class 5
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 5[1]	$85	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 5 shares of Franklin VolSmart Allocation VIP Fund returned 11.68%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index and the Blended Benchmark†, which returned 25.02%, 1.25% and 15.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Cross-asset allocation positioning, in aggregate, contributed to relative performance with an overweight allocation to equities and underweight to fixed income.
↑	Selection in fixed income supported performance. Franklin Core Bond strategy was a contributor, driven by its duration positioning.

Top detractors from performance:
↓	Selection in equities hindered performance. Franklin Rising Dividends strategy was a relative detractor as its focus on dividend-paying stocks fell out of favor for much of the period.
↓	Franklin Income Fund detracted primarily due to its equity exposure, while its fixed income allocation limited the decline.
↓	In equities, Franklin U.S. Smart Beta strategy detracted due in part to sector positioning.
Use of derivatives and the impact on performance:
The Fund utilized future contracts and swap contracts to hedge against currency risk. In aggregate, these derivatives detracted from performance.
Franklin VolSmart Allocation VIP Fund	PAGE 1	795-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 5 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 5	11.68	8.42	6.80
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Blended Benchmark†	15.53	9.01	8.67
†	The Fund’s Blended Benchmark is comprised of 60% S&P 500 Index; 30% Bloomberg U.S. Aggregate Index; and 10% Bloomberg 1-3 Month U.S. Treasury Bill Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 26, 2016, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$140,570,401
Total Number of Portfolio Holdings*	254
Total Management Fee Paid	$903,058
Portfolio Turnover Rate	34.51%
*	Does not include derivatives, except purchased options, if any.
Franklin VolSmart Allocation VIP Fund	PAGE 2	795-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Amritha Kasturirangan and Nayan Sheth were added as portfolio managers of the rising dividends strategy of the Fund and Nicholas P. B. Getaz stepped down as portfolio manager of the rising dividends strategy of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin VolSmart Allocation VIP Fund	PAGE 3	795-ATSR-0225

Templeton Developing Markets VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$114	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Templeton Developing Markets VIP Fund returned 7.98%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Geographically, Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	Geographically, South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.
Templeton Developing Markets VIP Fund	PAGE 1	717-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	7.98	1.13	4.24
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$256,091,921
Total Number of Portfolio Holdings*	83
Total Management Fee Paid	$2,736,871
Portfolio Turnover Rate	18.66%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets VIP Fund	PAGE 2	717-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 3	717-ATSR-0225

Templeton Developing Markets VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$140	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Templeton Developing Markets VIP Fund returned 7.67%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Geographically, Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	Geographically, South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.
Templeton Developing Markets VIP Fund	PAGE 1	718-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	7.67	0.88	3.98
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$256,091,921
Total Number of Portfolio Holdings*	83
Total Management Fee Paid	$2,736,871
Portfolio Turnover Rate	18.66%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets VIP Fund	PAGE 2	718-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 3	718-ATSR-0225

Templeton Developing Markets VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$150	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Templeton Developing Markets VIP Fund returned 7.51%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Geographically, Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	Geographically, South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.
Templeton Developing Markets VIP Fund	PAGE 1	738-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	7.51	0.78	3.88
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$256,091,921
Total Number of Portfolio Holdings*	83
Total Management Fee Paid	$2,736,871
Portfolio Turnover Rate	18.66%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets VIP Fund	PAGE 2	738-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 3	738-ATSR-0225

Templeton Foreign VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$80	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Templeton Foreign VIP Fund returned -0.79%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials and financials sectors and an underweight in the consumer staples sector contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Lack of exposure to Latin America and stock selection in Japan. We continued to favor Japanese companies that, in our view, benefited from domestic tailwinds such as corporate reforms to boost returns on shareholder equity.

↑	Standard Chartered (U.K.), Taiwan Semiconductor (Taiwan), Sumitomo Mitsui Financial Group (Japan), CRH (Ireland) KB Financial Group (South Korea).

Top detractors from performance:
↓
Stock selection in the consumer discretionary, information technology (IT) and industrials sectors detracted from relative performance. In IT, the portfolio was focused on semiconductor companies that we believed would benefit from stronger demand for artificial intelligence, electric vehicles and green energy. We also maintained holdings in semiconductor capital equipment companies that make the tools needed to enable the production of chips.

↓	Stock selection in Asia ex-Japan, particularly South Korea, was geographically the largest detractor from relative performance.
↓	Samsung Electronics (South Korea), Forvia (France), LG Chem (South Korea), Adecco Group (Switzerland) and Kering (France).
Templeton Foreign VIP Fund	PAGE 1	719-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	-0.79	2.86	2.64
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$790,476,948
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$6,773,119
Portfolio Turnover Rate	25.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign VIP Fund	PAGE 2	719-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 3	719-ATSR-0225

Templeton Foreign VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$104	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Templeton Foreign VIP Fund returned -1.00%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials and financials sectors and an underweight in the consumer staples sector contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Lack of exposure to Latin America and stock selection in Japan. We continued to favor Japanese companies that, in our view, benefited from domestic tailwinds such as corporate reforms to boost returns on shareholder equity.

↑	Standard Chartered (U.K.), Taiwan Semiconductor (Taiwan), Sumitomo Mitsui Financial Group (Japan), CRH (Ireland) KB Financial Group (South Korea).

Top detractors from performance:
↓
Stock selection in the consumer discretionary, information technology (IT) and industrials sectors detracted from relative performance. In IT, the portfolio was focused on semiconductor companies that we believed would benefit from stronger demand for artificial intelligence, electric vehicles and green energy. We also maintained holdings in semiconductor capital equipment companies that make the tools needed to enable the production of chips.

↓	Stock selection in Asia ex-Japan, particularly South Korea, was geographically the largest detractor from relative performance.
↓	Samsung Electronics (South Korea), Forvia (France), LG Chem (South Korea), Adecco Group (Switzerland) and Kering (France).
Templeton Foreign VIP Fund	PAGE 1	720-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	-1.00	2.60	2.38
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$790,476,948
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$6,773,119
Portfolio Turnover Rate	25.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign VIP Fund	PAGE 2	720-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 3	720-ATSR-0225

Templeton Foreign VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$114	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Templeton Foreign VIP Fund returned -1.08%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials and financials sectors and an underweight in the consumer staples sector contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Lack of exposure to Latin America and stock selection in Japan. We continued to favor Japanese companies that, in our view, benefited from domestic tailwinds such as corporate reforms to boost returns on shareholder equity.

↑	Standard Chartered (U.K.), Taiwan Semiconductor (Taiwan), Sumitomo Mitsui Financial Group (Japan), CRH (Ireland) KB Financial Group (South Korea).

Top detractors from performance:
↓
Stock selection in the consumer discretionary, information technology (IT) and industrials sectors detracted from relative performance. In IT, the portfolio was focused on semiconductor companies that we believed would benefit from stronger demand for artificial intelligence, electric vehicles and green energy. We also maintained holdings in semiconductor capital equipment companies that make the tools needed to enable the production of chips.

↓	Stock selection in Asia ex-Japan, particularly South Korea, was geographically the largest detractor from relative performance.
↓	Samsung Electronics (South Korea), Forvia (France), LG Chem (South Korea), Adecco Group (Switzerland) and Kering (France).
Templeton Foreign VIP Fund	PAGE 1	785-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	-1.08	2.50	2.28
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$790,476,948
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$6,773,119
Portfolio Turnover Rate	25.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign VIP Fund	PAGE 2	785-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 3	785-ATSR-0225

Templeton Global Bond VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$45	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Templeton Global Bond VIP Fund returned -11.13%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned -3.65% and -2.87%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024. Select duration exposures in Asia and Africa contributed.
↑	Interest-rate strategies contributed to relative performance. Select overweighted duration exposures in Asia and Africa contributed.
↑	Among currencies, underweighted exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative performance. Select overweighted positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted. Within interest-rate strategies, overweighted duration exposure in Brazil and underweighted duration exposure in the U.S. also detracted from relative returns.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Bond VIP Fund	PAGE 1	741-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	-11.13	-4.60	-1.79
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan Global Government Bond Index	-3.65	-3.18	-0.54
FTSE World Government Bond Index	-2.87	-3.07	-0.55
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,365,215,396
Total Number of Portfolio Holdings*	93
Total Management Fee Paid	$6,649,961
Portfolio Turnover Rate	37.96%
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond VIP Fund	PAGE 2	741-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 3	741-ATSR-0225

Templeton Global Bond VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$69	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Templeton Global Bond VIP Fund returned -11.37%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned -3.65% and -2.87%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024. Select duration exposures in Asia and Africa contributed.
↑	Interest-rate strategies contributed to relative performance. Select overweighted duration exposures in Asia and Africa contributed.
↑	Among currencies, underweighted exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative performance. Select overweighted positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted. Within interest-rate strategies, overweighted duration exposure in Brazil and underweighted duration exposure in the U.S. also detracted from relative returns.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Bond VIP Fund	PAGE 1	742-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	-11.37	-4.85	-2.03
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan Global Government Bond Index	-3.65	-3.18	-0.54
FTSE World Government Bond Index	-2.87	-3.07	-0.55
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,365,215,396
Total Number of Portfolio Holdings*	93
Total Management Fee Paid	$6,649,961
Portfolio Turnover Rate	37.96%
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond VIP Fund	PAGE 2	742-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 3	742-ATSR-0225

Templeton Global Bond VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$78	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Templeton Global Bond VIP Fund returned -11.42%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned -3.65% and -2.87%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024. Select duration exposures in Asia and Africa contributed.
↑	Interest-rate strategies contributed to relative performance. Select overweighted duration exposures in Asia and Africa contributed.
↑	Among currencies, underweighted exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative performance. Select overweighted positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted. Within interest-rate strategies, overweighted duration exposure in Brazil and underweighted duration exposure in the U.S. also detracted from relative returns.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Bond VIP Fund	PAGE 1	787-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	-11.42	-4.93	-2.12
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan Global Government Bond Index	-3.65	-3.18	-0.54
FTSE World Government Bond Index	-2.87	-3.07	-0.55
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,365,215,396
Total Number of Portfolio Holdings*	93
Total Management Fee Paid	$6,649,961
Portfolio Turnover Rate	37.96%
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond VIP Fund	PAGE 2	787-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 3	787-ATSR-0225

Templeton Growth VIP Fund
Class 1
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$89	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Templeton Growth VIP Fund returned 5.70%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 17.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and financials sectors and lack of exposure to the real estate sector contributed to relative performance. In financials, the Fund’s bank holdings benefited from a post-U.S. presidential election rally as election results were considered favorable towards less regulation and eased concerns over antitrust scrutiny and capital requirements.

↑	Lack of exposure to Latin America and Australia contributed to relative performance. Geographical and sector weights are determined by bottom-up stock selection rather than any top-down macro views.
↑	Rolls-Royce Holdings (UK), Taiwan Semiconductor (Taiwan), GE Vernova (U.S.), Alphabet (U.S.) and Booking Holdings (U.S.).

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector was the primary detractor from relative performance, with limited exposure to rallying U.S. mega-cap tech stocks being a major headwind. Stock selection in the consumer discretionary and health care sectors also detracted.

↓	Stock selection and an underweight in the U.S. and stock selection and an overweight in the U.K. detracted from relative returns.
↓	Infineon (Germany), BP (U.K.), Union Pacific (U.S.), Meta Platforms (U.S.) and ICON (Ireland).
Templeton Growth VIP Fund	PAGE 1	739-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	5.70	4.86	4.34
MSCI All Country World Index-NR	17.49	10.06	9.23
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$351,194,262
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,198,686
Portfolio Turnover Rate	51.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth VIP Fund	PAGE 2	739-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management, Ltd. was appointed as sub-adviser to the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2024, Peter M. Moeschter retired as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 3	739-ATSR-0225

Templeton Growth VIP Fund
Class 2
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$115	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Templeton Growth VIP Fund returned 5.40%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 17.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and financials sectors and lack of exposure to the real estate sector contributed to relative performance. In financials, the Fund’s bank holdings benefited from a post-U.S. presidential election rally as election results were considered favorable towards less regulation and eased concerns over antitrust scrutiny and capital requirements.

↑	Lack of exposure to Latin America and Australia contributed to relative performance. Geographical and sector weights are determined by bottom-up stock selection rather than any top-down macro views.
↑	Rolls-Royce Holdings (UK), Taiwan Semiconductor (Taiwan), GE Vernova (U.S.), Alphabet (U.S.) and Booking Holdings (U.S.).

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector was the primary detractor from relative performance, with limited exposure to rallying U.S. mega-cap tech stocks being a major headwind. Stock selection in the consumer discretionary and health care sectors also detracted.

↓	Stock selection and an underweight in the U.S. and stock selection and an overweight in the U.K. detracted from relative returns.
↓	Infineon (Germany), BP (U.K.), Union Pacific (U.S.), Meta Platforms (U.S.) and ICON (Ireland).
Templeton Growth VIP Fund	PAGE 1	740-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	5.40	4.60	4.08
MSCI All Country World Index-NR	17.49	10.06	9.23
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$351,194,262
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,198,686
Portfolio Turnover Rate	51.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth VIP Fund	PAGE 2	740-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management, Ltd. was appointed as sub-adviser to the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2024, Peter M. Moeschter retired as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 3	740-ATSR-0225

Templeton Growth VIP Fund
Class 4
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$125	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Templeton Growth VIP Fund returned 5.35%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 17.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and financials sectors and lack of exposure to the real estate sector contributed to relative performance. In financials, the Fund’s bank holdings benefited from a post-U.S. presidential election rally as election results were considered favorable towards less regulation and eased concerns over antitrust scrutiny and capital requirements.

↑	Lack of exposure to Latin America and Australia contributed to relative performance. Geographical and sector weights are determined by bottom-up stock selection rather than any top-down macro views.
↑	Rolls-Royce Holdings (UK), Taiwan Semiconductor (Taiwan), GE Vernova (U.S.), Alphabet (U.S.) and Booking Holdings (U.S.).

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector was the primary detractor from relative performance, with limited exposure to rallying U.S. mega-cap tech stocks being a major headwind. Stock selection in the consumer discretionary and health care sectors also detracted.

↓	Stock selection and an underweight in the U.S. and stock selection and an overweight in the U.K. detracted from relative returns.
↓	Infineon (Germany), BP (U.K.), Union Pacific (U.S.), Meta Platforms (U.S.) and ICON (Ireland).
Templeton Growth VIP Fund	PAGE 1	788-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	5.35	4.49	3.97
MSCI All Country World Index-NR	17.49	10.06	9.23
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$351,194,262
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,198,686
Portfolio Turnover Rate	51.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth VIP Fund	PAGE 2	788-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management, Ltd. was appointed as sub-adviser to the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2024, Peter M. Moeschter retired as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 3	788-ATSR-0225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $801,109 in December 31, 2023 and $848,006 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2023 and $184,500 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditor to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)      pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)     pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)     establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $1,041,662 in December 31, 2023 and $1,948,584 in December 31, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Allocation VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 35
Notes to Financial Statements 39
Report of Independent Registered Public Accounting Firm 53
Tax Information 54
Statement of Additional Information 55
Changes In and Disagreements with Accountants 57
Results of Meeting(s) of Shareholders 57
Remuneration Paid to Directors, Officers and Others 57
Board Approval of Management and Subadvisory Agreements 57

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.95 $4.46 $6.02 $5.49 $6.86
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.10 0.08 0.06 0.10
Net realized and unrealized gains (losses) ........... 0.35 0.55 (1.03) 0.58 0.45
Total from investment operations .................... 0.46 0.65 (0.95) 0.64 0.55
Less distributions from:
Net investment income .......................... (0.12) (0.08) (0.10) (0.11) (0.12)
Net realized gains ............................. — (0.08) (0.51) — (1.80)
Total distributions ............................... (0.12) (0.16) (0.61) (0.11) (1.92)
Net asset value, end of year ....................... $5.29 $4.95 $4.46 $6.02 $5.49
Total return
c
................................... 9.33% 14.77% (15.68)% 11.81% 12.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.57% 0.58% 0.60% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.56% 0.56%
d
0.57%
d
0.56%
d
0.55%
d
Net investment income ........................... 2.07% 2.08% 1.55% 1.04% 1.79%
Supplemental data
Net assets , end of year (000’s) ..................... $1,067 $791 $648 $841 $811
Portfolio turnover rate ............................ 53.38% 56.04% 107.31% 54.07% 99.02%
Portfolio turnover rate excluding mortgage dollar rolls .... 53.38% 56.04% 107.31% 54.07% 91.62%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(d) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.90 $4.41 $5.96 $5.43 $6.81
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.08 0.06 0.05 0.09
Net realized and unrealized gains (losses) ........... 0.36 0.56 (1.02) 0.58 0.43
Total from investment operations .................... 0.45 0.64 (0.96) 0.63 0.52
Less distributions from:
Net investment income .......................... (0.11) (0.07) (0.08) (0.10) (0.10)
Net realized gains ............................. — (0.08) (0.51) — (1.80)
Total distributions ............................... (0.11) (0.15) (0.59) (0.10) (1.90)
Net asset value, end of year ....................... $5.24 $4.90 $4.41 $5.96 $5.43
Total return
c
................................... 9.15% 14.61% (16.00)% 11.68% 11.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 0.82% 0.83% 0.85% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.81% 0.81%
d
0.82%
d
0.81%
d
0.80%
d
Net investment income ........................... 1.81% 1.81% 1.29% 0.80% 1.54%
Supplemental data
Net assets , end of year (000’s) ..................... $207,665 $222,332 $223,917 $302,084 $398,620
Portfolio turnover rate ............................ 53.38% 56.04% 107.31% 54.07% 99.02%
Portfolio turnover rate excluding mortgage dollar rolls .... 53.38% 56.04% 107.31% 54.07% 91.62%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(d) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.10 $4.58 $6.17 $5.62 $6.97
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.08 0.06 0.04 0.08
Net realized and unrealized gains (losses) ........... 0.36 0.58 (1.06) 0.60 0.46
Total from investment operations .................... 0.45 0.66 (1.00) 0.64 0.54
Less distributions from:
Net investment income .......................... (0.10) (0.06) (0.08) (0.09) (0.09)
Net realized gains ............................. — (0.08) (0.51) — (1.80)
Total distributions ............................... (0.10) (0.14) (0.59) (0.09) (1.89)
Net asset value, end of year ....................... $5.45 $5.10 $4.58 $6.17 $5.62
Total return
c
................................... 8.89% 14.62% (16.19)% 11.54% 11.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.92% 0.93% 0.95% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.91% 0.91%
d
0.92%
d
0.91%
d
0.90%
d
Net investment income ........................... 1.71% 1.71% 1.20% 0.70% 1.44%
Supplemental data
Net assets , end of year (000’s) ..................... $344,151 $355,128 $328,741 $418,751 $409,388
Portfolio turnover rate ............................ 53.38% 56.04% 107.31% 54.07% 99.02%
Portfolio turnover rate excluding mortgage dollar rolls .... 53.38% 56.04% 107.31% 54.07% 91.62%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(d) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.6%
Aerospace & Defense 1.5%
BAE Systems plc ................................... United Kingdom 29,297 $ 420,274
BWX Technologies, Inc. .............................. United States 3,215 358,119
Curtiss-Wright Corp. ................................. United States 691 245,215
Dassault Aviation SA ................................. France 3,636 742,965
General Electric Co. ................................. United States 4,840 807,263
Kongsberg Gruppen ASA ............................. Norway 1,478 166,285
L3Harris Technologies, Inc. ............................ United States 299 62,874
Leonardo SpA ...................................... Italy 1,956 52,624
Lockheed Martin Corp. ............................... United States 1,504 730,854
MTU Aero Engines AG ............................... Germany 2,744 916,485
Northrop Grumman Corp. ............................. United States 3,784 1,775,793
RTX Corp. ........................................ United States 19,007 2,199,490
Safran SA ......................................... France 220 48,204
8,526,445
Air Freight & Logistics 0.2%
Deutsche Post AG ................................... Germany 1,221 43,104
DSV A/S .......................................... Denmark 4,766 1,014,995
a
InPost SA ......................................... Poland 2,788 47,597
1,105,696
Automobile Components 0.2%
BorgWarner, Inc. .................................... United States 2,316 73,626
Cie Generale des Etablissements Michelin SCA ............ France 4,470 147,088
Continental AG ..................................... Germany 9,339 629,294
Forvia SE ......................................... France 30,614 275,376
1,125,384
Automobiles 0.9%
General Motors Co. .................................. United States 16,056 855,303
Honda Motor Co. Ltd. ................................ Japan 39,675 377,738
Isuzu Motors Ltd. ................................... Japan 12,800 174,123
Stellantis NV ....................................... United States 55,548 722,592
Subaru Corp. ...................................... Japan 18,300 325,160
a
Tesla, Inc. ......................................... United States 5,222 2,108,853
Toyota Motor Corp. .................................. Japan 23,500 458,843
5,022,612
Banks 3.1%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 10,389 160,319
AIB Group plc ...................................... Ireland 55,928 309,277
Banco de Sabadell SA ............................... Spain 72,610 141,101
Bank of America Corp. ............................... United States 36,098 1,586,507
Barclays plc ....................................... United Kingdom 44,053 147,366
BNP Paribas SA .................................... France 6,101 374,582
Citigroup, Inc. ...................................... United States 3,746 263,681
Commonwealth Bank of Australia ....................... Australia 4,190 396,463
DBS Group Holdings Ltd. ............................. Singapore 2,200 70,500
Erste Group Bank AG ................................ Austria 6,388 395,392
HDFC Bank Ltd. .................................... India 26,772 553,653
HSBC Holdings plc .................................. United Kingdom 26,268 258,033
ING Groep NV ..................................... Netherlands 64,088 1,004,361
Intesa Sanpaolo SpA ................................. Italy 76,903 308,444
JPMorgan Chase & Co. ............................... United States 17,696 4,241,908
Lloyds Banking Group plc ............................. United Kingdom 938,611 641,004
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 5,000 58,374
NatWest Group plc .................................. United Kingdom 115,986 581,235
PNC Financial Services Group, Inc. (The) ................. United States 374 72,126

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Shinhan Financial Group Co. Ltd. ....................... South Korea 13,568 $ 439,967
Standard Chartered plc ............................... United Kingdom 106,150 1,306,835
Sumitomo Mitsui Financial Group, Inc. .................... Japan 15,000 360,004
Sumitomo Mitsui Financial Group, Inc. , ADR ............... Japan 61,466 890,642
UniCredit SpA ...................................... Italy 16,577 663,882
US Bancorp ....................................... United States 20,080 960,426
Wells Fargo & Co. ................................... United States 11,409 801,368
16,987,450
Beverages 0.7%
Asahi Group Holdings Ltd. ............................. Japan 32,300 338,849
Coca-Cola Consolidated, Inc. .......................... United States 80 100,799
Coca-Cola HBC AG ................................. Italy 6,147 209,994
Molson Coors Beverage Co. , B ......................... United States 2,502 143,415
a
Monster Beverage Corp. .............................. United States 19,222 1,010,308
PepsiCo, Inc. ...................................... United States 14,359 2,183,430
3,986,795
Biotechnology 0.9%
AbbVie, Inc. ....................................... United States 7,145 1,269,666
Amgen, Inc. ....................................... United States 1,388 361,768
CSL Ltd. .......................................... United States 5,151 898,596
a
Exelixis, Inc. ....................................... United States 4,579 152,481
a
Genmab A/S ....................................... Denmark 2,079 434,184
Gilead Sciences, Inc. ................................ United States 10,128 935,523
a
Incyte Corp. ....................................... United States 2,455 169,567
a
Neurocrine Biosciences, Inc. ........................... United States 522 71,253
a
Regeneron Pharmaceuticals, Inc. ....................... United States 911 648,933
a
Swedish Orphan Biovitrum AB .......................... Sweden 1,716 49,229
a
United Therapeutics Corp. ............................. United States 611 215,585
5,206,785
Broadline Retail 2.0%
c
Alibaba Group Holding Ltd. ............................ China 79,708 843,578
a
Amazon.com, Inc. ................................... United States 38,740 8,499,169
a
MercadoLibre, Inc. .................................. Brazil 425 722,687
Next plc .......................................... United Kingdom 3,045 361,205
Prosus NV ........................................ China 19,312 767,166
a
Rakuten Group, Inc. ................................. Japan 9,600 51,720
Wesfarmers Ltd. .................................... Australia 1,849 81,684
11,327,209
Building Products 0.3%
Allegion plc ........................................ United States 1,000 130,680
Cie de Saint-Gobain SA .............................. France 5,496 488,384
Lennox International, Inc. ............................. United States 163 99,316
Masco Corp. ....................................... United States 942 68,361
Trane Technologies plc ............................... United States 2,456 907,123
1,693,864
Capital Markets 1.8%
3i Group plc ....................................... United Kingdom 12,535 557,974
Affiliated Managers Group, Inc. ......................... United States 451 83,399
Bank of New York Mellon Corp. (The) .................... United States 2,691 206,750
BlackRock, Inc. ..................................... United States 276 282,930
Blackstone, Inc. .................................... United States 2,023 348,806
Charles Schwab Corp. (The) ........................... United States 24,975 1,848,400

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Deutsche Bank AG .................................. Germany 21,648 $ 373,577
Evercore, Inc. , A .................................... United States 493 136,655
Hargreaves Lansdown plc ............................. United Kingdom 10,041 137,784
Intercontinental Exchange, Inc. ......................... United States 4,551 678,144
Intermediate Capital Group plc ......................... United Kingdom 32,000 824,776
Janus Henderson Group plc ........................... United States 1,851 78,723
Jefferies Financial Group, Inc. .......................... United States 2,486 194,902
Macquarie Group Ltd. ................................ Australia 7,151 977,992
MarketAxess Holdings, Inc. ............................ United States 598 135,172
Morgan Stanley ..................................... United States 729 91,650
MSCI, Inc. , A ....................................... United States 116 69,601
Partners Group Holding AG ............................ Switzerland 217 294,750
S&P Global, Inc. .................................... United States 2,166 1,078,733
SEI Investments Co. ................................. United States 1,416 116,792
Singapore Exchange Ltd. ............................. Singapore 7,800 72,709
State Street Corp. ................................... United States 4,475 439,221
T Rowe Price Group, Inc. ............................. United States 3,414 386,089
Tradeweb Markets, Inc. , A ............................. United States 2,931 383,726
9,799,255
Chemicals 1.6%
Air Products and Chemicals, Inc. ........................ United States 9,110 2,642,264
Albemarle Corp. .................................... United States 4,356 374,965
Asahi Kasei Corp. ................................... Japan 14,300 98,530
BASF SE ......................................... Germany 1,692 74,196
CF Industries Holdings, Inc. ........................... United States 2,948 251,523
DuPont de Nemours, Inc. ............................. United States 3,843 293,029
Ecolab, Inc. ........................................ United States 1,403 328,751
Givaudan SA ....................................... Switzerland 115 502,709
a
LG Chem Ltd. ...................................... South Korea 2,418 405,092
Linde plc .......................................... United States 1,551 649,357
LyondellBasell Industries NV , A ......................... United States 670 49,761
Mitsubishi Chemical Group Corp. ....................... Japan 18,300 92,427
Nitto Denko Corp. ................................... Japan 19,800 331,033
RPM International, Inc. ............................... United States 651 80,112
Sherwin-Williams Co. (The) ............................ United States 5,580 1,896,809
Shin-Etsu Chemical Co. Ltd. ........................... Japan 2,200 72,462
Sika AG .......................................... Switzerland 2,800 668,100
8,811,120
Commercial Services & Supplies 0.4%
Brambles Ltd. ...................................... Australia 5,242 62,344
Cintas Corp. ....................................... United States 1,173 214,307
Dai Nippon Printing Co. Ltd. ........................... Japan 2,700 37,783
Republic Services, Inc. , A ............................. United States 1,514 304,587
Securitas AB , B ..................................... Sweden 60,497 747,982
Veralto Corp. ....................................... United States 8,310 846,373
2,213,376
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 7,019 775,810
a
F5, Inc. ........................................... United States 876 220,288
Motorola Solutions, Inc. ............................... United States 4,046 1,870,182
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 16,597 134,410
3,000,690
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 5,424 271,810

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
Eiffage SA ......................................... France 869 $ 76,204
EMCOR Group, Inc. ................................. United States 624 283,233
631,247
Construction Materials 0.5%
CRH plc , ( GBP Traded) ............................... United States 7,446 689,278
CRH plc , ( USD Traded) ............................... United States 2,700 249,804
Holcim AG ........................................ United States 1,938 186,600
Martin Marietta Materials, Inc. .......................... United States 3,488 1,801,552
2,927,234
Consumer Finance 0.6%
American Express Co. ............................... United States 5,370 1,593,762
Capital One Financial Corp. ........................... United States 7,290 1,299,953
Synchrony Financial ................................. United States 4,996 324,740
3,218,455
Consumer Staples Distribution & Retail 0.9%
Albertsons Cos., Inc. , A ............................... United States 4,006 78,678
Carrefour SA ....................................... France 85,659 1,219,169
Costco Wholesale Corp. .............................. United States 635 581,831
Koninklijke Ahold Delhaize NV .......................... Netherlands 6,771 220,863
Kroger Co. (The) .................................... United States 9,980 610,277
Target Corp. ....................................... United States 3,470 469,075
Tesco plc ......................................... United Kingdom 104,783 481,934
Walmart, Inc. ...................................... United States 14,098 1,273,754
4,935,581
Containers & Packaging 0.3%
SIG Group AG ..................................... Switzerland 33,000 652,506
Smurfit WestRock plc ................................ United States 14,104 760,795
1,413,301
Diversified Consumer Services 0.0%
†
H&R Block, Inc. ..................................... United States 2,101 111,017
Pearson plc ....................................... United Kingdom 3,792 60,806
171,823
Diversified REITs 0.0%
†
Stockland ......................................... Australia 46,835 138,915
Diversified Telecommunication Services 0.3%
AT&T, Inc. ......................................... United States 40,760 928,105
Deutsche Telekom AG ................................ Germany 20,721 620,865
Telenor ASA ....................................... Norway 17,146 191,301
Telia Co. AB ....................................... Sweden 67,775 188,380
1,928,651
Electric Utilities 0.7%
American Electric Power Co., Inc. ....................... United States 1,955 180,310
BKW AG .......................................... Switzerland 608 100,734
Edison International ................................. United States 21,399 1,708,496
Entergy Corp. ...................................... United States 1,250 94,775
Fortum OYJ ....................................... Finland 7,334 102,672
Iberdrola SA ....................................... Spain 53,600 738,620
NextEra Energy, Inc. ................................. United States 6,472 463,978
NRG Energy, Inc. ................................... United States 3,428 309,274
PPL Corp. ......................................... United States 2,685 87,155

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Southern Co. (The) .................................. United States 1,025 $ 84,378
3,870,392
Electrical Equipment 0.5%
ABB Ltd. .......................................... Switzerland 6,299 340,137
Acuity Brands, Inc. .................................. United States 434 126,784
AMETEK, Inc. ...................................... United States 1,641 295,807
Eaton Corp. plc ..................................... United States 3,285 1,090,193
a
Generac Holdings, Inc. ............................... United States 941 145,902
Mitsubishi Electric Corp. .............................. Japan 11,500 194,186
Prysmian SpA ...................................... Italy 5,768 369,131
2,562,140
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , A .................................. United States 11,732 814,788
a
Arrow Electronics, Inc. ............................... United States 558 63,121
Keyence Corp. ..................................... Japan 200 81,294
TDK Corp. ........................................ Japan 23,700 305,223
TE Connectivity plc .................................. Switzerland 4,220 603,333
Yokogawa Electric Corp. .............................. Japan 6,000 127,616
1,995,375
Energy Equipment & Services 0.1%
SBM Offshore NV ................................... Netherlands 14,179 249,693
Weatherford International plc ........................... United States 700 50,141
299,834
Entertainment 0.9%
Capcom Co. Ltd. .................................... Japan 6,900 150,100
CTS Eventim AG & Co. KGaA .......................... Germany 10,869 918,812
Electronic Arts, Inc. .................................. United States 3,460 506,198
a
Netflix, Inc. ........................................ United States 2,491 2,220,278
Nintendo Co. Ltd. ................................... Japan 1,500 87,363
a
Sea Ltd. , ADR ...................................... Singapore 1,700 180,370
a
Spotify Technology SA ................................ United States 811 362,825
Walt Disney Co. (The) ................................ United States 5,360 596,836
5,022,782
Financial Services 2.2%
a
Berkshire Hathaway, Inc. , B ............................ United States 6,150 2,787,672
EXOR NV ......................................... Netherlands 2,639 241,933
Fidelity National Information Services, Inc. ................. United States 2,063 166,629
Industrivarden AB , A ................................. Sweden 3,779 119,451
Investor AB , B ...................................... Sweden 14,739 390,391
Mastercard, Inc. , A .................................. United States 4,213 2,218,439
MGIC Investment Corp. ............................... United States 4,273 101,313
a
PayPal Holdings, Inc. ................................ United States 18,504 1,579,316
Visa, Inc. , A ........................................ United States 14,677 4,638,519
12,243,663
Food Products 0.3%
Archer-Daniels-Midland Co. ........................... United States 1,368 69,111
Associated British Foods plc ........................... United Kingdom 10,074 256,972
Bunge Global SA ................................... United States 2,165 168,351
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 19 210,764
Ingredion, Inc. ...................................... United States 943 129,719
MEIJI Holdings Co. Ltd. ............................... Japan 4,800 97,650

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Nestle SA ......................................... United States 5,074 $ 416,287
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 228,000 175,705
1,524,559
Gas Utilities 0.0%
†
Tokyo Gas Co. Ltd. .................................. Japan 8,900 246,590
Ground Transportation 0.9%
Canadian Pacific Kansas City Ltd. ....................... Canada 3,289 238,025
CSX Corp. ........................................ United States 4,054 130,823
Landstar System, Inc. ................................ United States 531 91,258
Old Dominion Freight Line, Inc. ......................... United States 966 170,402
Ryder System, Inc. .................................. United States 663 103,998
Tokyu Corp. ....................................... Japan 12,500 133,210
a
Uber Technologies, Inc. ............................... United States 16,182 976,098
Union Pacific Corp. .................................. United States 6,386 1,456,263
a
XPO, Inc. ......................................... United States 11,410 1,496,422
4,796,499
Health Care Equipment & Supplies 1.7%
Abbott Laboratories .................................. United States 2,385 269,767
Alcon AG , ( CHF Traded) .............................. United States 9,000 763,088
Alcon AG , ( USD Traded) .............................. United States 4,403 373,771
Becton Dickinson & Co. ............................... United States 7,688 1,744,177
a
Boston Scientific Corp. ............................... United States 3,847 343,614
Cochlear Ltd. ...................................... Australia 5,569 997,288
a
Demant A/S ....................................... Denmark 3,004 110,566
a
Edwards Lifesciences Corp. ........................... United States 2,396 177,376
a
Hologic, Inc. ....................................... United States 3,547 255,703
Hoya Corp. ........................................ Japan 3,300 409,551
a
IDEXX Laboratories, Inc. .............................. United States 284 117,417
a
Intuitive Surgical, Inc. ................................ United States 3,873 2,021,551
Medtronic plc ...................................... United States 5,500 439,340
ResMed, Inc. ...................................... United States 315 72,037
Straumann Holding AG ............................... Switzerland 309 38,922
Stryker Corp. ...................................... United States 3,399 1,223,810
9,357,978
Health Care Providers & Services 1.4%
CVS Health Corp. ................................... United States 19,670 882,986
Fresenius Medical Care AG ............................ Germany 1,673 76,173
a
Fresenius SE & Co. KGaA ............................. Germany 9,426 327,186
McKesson Corp. .................................... United States 4,523 2,577,703
a
Tenet Healthcare Corp. ............................... United States 1,198 151,224
UnitedHealth Group, Inc. .............................. United States 7,313 3,699,354
Universal Health Services, Inc. , B ....................... United States 893 160,222
7,874,848
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................... United States 3,371 127,592
Health Care Technology 0.1%
Pro Medicus Ltd. .................................... Australia 569 87,895
a
Veeva Systems, Inc. , A ............................... United States 1,295 272,274
360,169
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc. , A ...................................... United States 4,176 548,768

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Amadeus IT Group SA ............................... Spain 13,000 $ 917,595
Aramark .......................................... United States 2,214 82,604
Aristocrat Leisure Ltd. ................................ Australia 4,879 206,043
Booking Holdings, Inc. ............................... United States 269 1,336,505
a
Chipotle Mexican Grill, Inc. , A .......................... United States 6,018 362,885
Domino's Pizza, Inc. ................................. United States 168 70,520
InterContinental Hotels Group plc ....................... United Kingdom 3,961 492,842
b
La Francaise des Jeux SACA , 144A , Reg S ............... France 2,949 113,568
Sodexo SA ........................................ France 935 77,046
Starbucks Corp. .................................... United States 7,840 715,400
Texas Roadhouse, Inc. , A ............................. United States 463 83,539
Wingstop, Inc. ...................................... United States 195 55,419
Zensho Holdings Co. Ltd. ............................. Japan 2,700 152,909
5,215,643
Household Durables 0.4%
Barratt Redrow plc .................................. United Kingdom 128,299 703,320
a
NVR, Inc. ......................................... United States 27 220,830
Panasonic Holdings Corp. ............................. Japan 37,100 379,185
Persimmon plc ..................................... United Kingdom 40,566 605,952
Sekisui House Ltd. .................................. Japan 2,800 66,764
1,976,051
Household Products 0.2%
Colgate-Palmolive Co. ............................... United States 9,062 823,826
Kimberly-Clark Corp. ................................. United States 1,102 144,406
Procter & Gamble Co. (The) ........................... United States 420 70,413
1,038,645
Independent Power and Renewable Electricity Producers 0.3%
Meridian Energy Ltd. ................................. New Zealand 13,093 43,294
a,b
Orsted A/S , 144A , Reg S .............................. Denmark 17,256 779,173
RWE AG .......................................... Germany 1,568 46,826
Vistra Corp. ........................................ United States 4,310 594,220
1,463,513
Industrial Conglomerates 0.3%
3M Co. ........................................... United States 3,485 449,879
Hitachi Ltd. ........................................ Japan 26,500 648,987
Siemens AG ....................................... Germany 1,638 319,401
1,418,267
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. ........................ United States 1,551 77,752
Goodman Group .................................... Australia 7,066 155,325
Prologis, Inc. ....................................... United States 1,992 210,554
443,631
Insurance 1.7%
Aegon Ltd. ........................................ Netherlands 36,940 219,819
Aflac, Inc. ......................................... United States 2,059 212,983
Ageas SA/NV ...................................... Belgium 4,738 230,362
AIA Group Ltd. ..................................... Hong Kong 71,332 512,368
Allianz SE ......................................... Germany 212 65,161
AXA SA ........................................... France 1,612 57,371
Axis Capital Holdings Ltd. ............................. United States 1,062 94,114
Hartford Financial Services Group, Inc. (The) .............. United States 3,901 426,769

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Japan Post Insurance Co. Ltd. ......................... Japan 4,800 $ 88,167
Loews Corp. ....................................... United States 984 83,335
Marsh & McLennan Cos., Inc. .......................... United States 7,937 1,685,898
MS&AD Insurance Group Holdings, Inc. .................. Japan 21,300 460,027
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 591 298,197
NN Group NV ...................................... Netherlands 6,783 295,797
Old Republic International Corp. ........................ United States 3,718 134,554
Progressive Corp. (The) .............................. United States 4,558 1,092,142
Prudential plc , ( GBP Traded) ........................... Hong Kong 59,890 475,289
Prudential plc , ( HKD Traded) ........................... Hong Kong 6,249 49,603
Sompo Holdings, Inc. ................................ Japan 20,900 541,525
Swiss Re AG ....................................... United States 4,791 693,902
Travelers Cos., Inc. (The) ............................. United States 6,207 1,495,204
Unum Group ....................................... United States 2,417 176,514
9,389,101
Interactive Media & Services 2.4%
Alphabet, Inc. , A .................................... United States 28,170 5,332,581
Alphabet, Inc. , C .................................... United States 6,830 1,300,705
b
Auto Trader Group plc , 144A , Reg S ..................... United Kingdom 24,647 243,879
a
Match Group, Inc. ................................... United States 3,777 123,546
Meta Platforms, Inc. , A ............................... United States 9,263 5,423,579
b
Scout24 SE , 144A , Reg S ............................. Germany 6,700 591,201
13,015,491
IT Services 0.4%
Accenture plc , A .................................... Ireland 1,580 555,828
a
GoDaddy, Inc. , A .................................... United States 1,983 391,385
a
MongoDB, Inc. , A ................................... United States 455 105,928
NEC Corp. ........................................ Japan 2,800 239,616
Otsuka Corp. ...................................... Japan 5,000 114,349
a
Shopify, Inc. , A ..................................... Canada 7,400 786,842
a
VeriSign, Inc. ...................................... United States 397 82,163
2,276,111
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 2,500 59,613
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. ............................. United States 2,540 341,224
Danaher Corp. ..................................... United States 2,698 619,326
Eurofins Scientific SE ................................ Luxembourg 3,301 168,359
a
ICON plc .......................................... United States 845 177,205
Lonza Group AG .................................... Switzerland 300 177,072
a
Medpace Holdings, Inc. ............................... United States 312 103,656
a
Mettler-Toledo International, Inc. ........................ United States 693 848,010
Tecan Group AG .................................... Switzerland 1,900 423,441
Thermo Fisher Scientific, Inc. .......................... United States 4,745 2,468,491
a
Waters Corp. ...................................... United States 424 157,295
West Pharmaceutical Services, Inc. ...................... United States 668 218,810
5,702,889
Machinery 1.8%
Allison Transmission Holdings, Inc. ...................... United States 1,245 134,535
Atlas Copco AB , A ................................... Sweden 25,494 389,081
CNH Industrial NV ................................... United States 97,885 1,109,037
Deere & Co. ....................................... United States 3,422 1,449,901
GEA Group AG ..................................... Germany 4,699 233,415

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Illinois Tool Works, Inc. ............................... United States 4,595 $ 1,165,108
Ingersoll Rand, Inc. .................................. United States 4,861 439,726
Interroll Holding AG .................................. Switzerland 225 494,774
Komatsu Ltd. ...................................... Japan 11,800 321,460
Makita Corp. ....................................... Japan 6,100 185,495
Otis Worldwide Corp. ................................ United States 8,239 763,014
Parker-Hannifin Corp. ................................ United States 2,283 1,452,056
Rational AG ....................................... Germany 149 127,620
Schindler Holding AG ................................ Switzerland 630 171,865
b
VAT Group AG , 144A , Reg S ........................... Switzerland 1,400 529,359
Wartsila OYJ Abp ................................... Finland 15,396 272,859
Xylem, Inc. ........................................ United States 2,729 316,619
Yangzijiang Shipbuilding Holdings Ltd. .................... China 75,200 164,375
9,720,299
Marine Transportation 0.0%
†
Kawasaki Kisen Kaisha Ltd. ........................... Japan 3,800 54,062
Nippon Yusen KK ................................... Japan 6,000 199,701
253,763
Media 0.4%
Comcast Corp. , A ................................... United States 45,298 1,700,034
Fox Corp. , A ....................................... United States 3,295 160,071
Publicis Groupe SA .................................. France 1,518 161,606
2,021,711
Metals & Mining 0.3%
BHP Group Ltd. .................................... Australia 9,459 230,750
BlueScope Steel Ltd. ................................. Australia 12,958 149,835
Fortescue Ltd. ...................................... Australia 38,579 434,421
Freeport-McMoRan, Inc. .............................. United States 12,861 489,747
a
Glencore plc ....................................... Australia 8,931 39,334
Northern Star Resources Ltd. .......................... Australia 4,666 44,332
Reliance, Inc. ...................................... United States 784 211,100
Steel Dynamics, Inc. ................................. United States 524 59,773
1,659,292
Multi-Utilities 0.9%
Centrica plc ....................................... United Kingdom 140,782 234,877
Engie SA ......................................... France 20,365 322,977
Public Service Enterprise Group, Inc. .................... United States 888 75,027
Sempra ........................................... United States 36,334 3,187,219
WEC Energy Group, Inc. .............................. United States 11,520 1,083,341
4,903,441
Oil, Gas & Consumable Fuels 1.9%
BP plc ............................................ United States 346,307 1,711,785
Cheniere Energy, Inc. ................................ United States 2,113 454,020
Chevron Corp. ..................................... United States 9,311 1,348,605
ConocoPhillips ..................................... United States 25,412 2,520,108
ENEOS Holdings, Inc. ................................ Japan 48,000 251,816
EOG Resources, Inc. ................................ United States 6,810 834,770
Exxon Mobil Corp. ................................... United States 3,839 412,961
Galp Energia SGPS SA , B ............................ Portugal 17,879 296,339
Idemitsu Kosan Co. Ltd. .............................. Japan 28,800 189,706
Inpex Corp. ........................................ Japan 11,800 148,461
Marathon Petroleum Corp. ............................ United States 4,391 612,545

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. ........................................ United States 3,888 $ 157,464
Shell plc .......................................... United States 41,483 1,293,067
Targa Resources Corp. ............................... United States 485 86,573
TotalEnergies SE ................................... France 6,575 366,325
Valero Energy Corp. ................................. United States 553 67,792
10,752,337
Paper & Forest Products 0.0%
†
Mondi plc ......................................... Austria 5,767 85,857
Passenger Airlines 0.0%
†
Delta Air Lines, Inc. .................................. United States 1,414 85,547
a
Qantas Airways Ltd. ................................. Australia 23,136 128,079
213,626
Personal Care Products 0.3%
Beiersdorf AG ...................................... Germany 2,426 311,609
a
BellRing Brands, Inc. ................................. United States 1,195 90,031
Haleon plc , ADR .................................... United States 108,270 1,032,896
L'Oreal SA ........................................ France 1,127 398,961
1,833,497
Pharmaceuticals 2.1%
AstraZeneca plc .................................... United Kingdom 12,398 1,616,448
AstraZeneca plc , ADR ................................ United Kingdom 4,814 315,413
Bristol-Myers Squibb Co. .............................. United States 16,883 954,902
Daiichi Sankyo Co. Ltd. ............................... Japan 14,600 399,503
Eli Lilly & Co. ...................................... United States 2,436 1,880,592
GSK plc .......................................... United States 27,210 458,959
Hikma Pharmaceuticals plc ............................ Jordan 3,148 78,485
Ipsen SA .......................................... France 1,103 126,427
a
Jazz Pharmaceuticals plc ............................. United States 700 86,205
Johnson & Johnson ................................. United States 9,948 1,438,680
Merck & Co., Inc. ................................... United States 6,520 648,610
Novartis AG ....................................... Switzerland 9,165 892,280
Novo Nordisk A/S , ADR ............................... Denmark 1,584 136,256
Novo Nordisk A/S , B ................................. Denmark 9,528 822,093
Otsuka Holdings Co. Ltd. ............................. Japan 8,600 467,839
Roche Holding AG .................................. United States 936 279,581
Roche Holding AG .................................. United States 1,404 392,568
Shionogi & Co. Ltd. .................................. Japan 19,000 266,478
Zoetis, Inc. , A ...................................... United States 3,031 493,841
11,755,160
Professional Services 0.5%
Adecco Group AG ................................... Switzerland 16,809 415,228
Automatic Data Processing, Inc. ........................ United States 177 51,813
Experian plc ....................................... United States 16,500 709,168
Genpact Ltd. ....................................... United States 2,446 105,056
Leidos Holdings, Inc. ................................. United States 2,062 297,052
Recruit Holdings Co. Ltd. ............................. Japan 4,300 298,884
RELX plc ......................................... United Kingdom 5,303 240,273
Robert Half, Inc. .................................... United States 1,615 113,793
Teleperformance SE ................................. France 923 79,169
Verisk Analytics, Inc. , A ............................... United States 482 132,757
Wolters Kluwer NV .................................. Netherlands 1,182 196,383
2,639,576

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ............................... Hong Kong 55,000 $ 224,475
Hongkong Land Holdings Ltd. .......................... Hong Kong 10,600 47,201
a
Jones Lang LaSalle, Inc. .............................. United States 371 93,915
Mitsubishi Estate Co. Ltd. ............................. Japan 9,300 129,100
Sun Hung Kai Properties Ltd. .......................... Hong Kong 5,000 47,577
Wharf Real Estate Investment Co. Ltd. ................... Hong Kong 48,000 122,089
664,357
Residential REITs 0.0%
†
Camden Property Trust ............................... United States 1,681 195,063
Retail REITs 0.2%
Klepierre SA ....................................... France 4,845 139,534
Simon Property Group, Inc. ............................ United States 4,698 809,042
948,576
Semiconductors & Semiconductor Equipment 5.2%
Applied Materials, Inc. ................................ United States 3,866 628,728
a
ARM Holdings plc , ADR .............................. United States 600 74,016
ASM International NV ................................ Netherlands 107 61,866
ASML Holding NV ................................... Netherlands 1,841 1,289,500
ASML Holding NV , ADR .............................. Netherlands 1,863 1,291,208
Broadcom, Inc. ..................................... United States 11,146 2,584,089
Disco Corp. ........................................ Japan 4,350 1,153,957
Infineon Technologies AG ............................. Germany 21,816 712,112
Intel Corp. ......................................... United States 71,405 1,431,670
KLA Corp. ......................................... United States 718 452,426
Lam Research Corp. ................................. United States 1,343 97,005
a
Lattice Semiconductor Corp. ........................... United States 1,689 95,682
Microchip Technology, Inc. ............................ United States 22,780 1,306,433
Monolithic Power Systems, Inc. ......................... United States 844 499,395
a
Nova Ltd. ......................................... Israel 2,720 535,704
NVIDIA Corp. ...................................... United States 90,417 12,142,099
NXP Semiconductors NV ............................. China 1,700 353,345
QUALCOMM, Inc. ................................... United States 5,516 847,368
SCREEN Holdings Co. Ltd. ............................ Japan 1,800 106,267
Skyworks Solutions, Inc. .............................. United States 920 81,586
STMicroelectronics NV ............................... Singapore 19,079 477,869
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 24,834 807,106
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 3,810 752,437
Texas Instruments, Inc. ............................... United States 3,171 594,594
Tokyo Electron Ltd. .................................. Japan 2,600 390,830
28,767,292
Software 5.3%
a
Adobe, Inc. ........................................ United States 2,952 1,312,695
a
AppLovin Corp. , A ................................... United States 1,167 377,910
a
Autodesk, Inc. ...................................... United States 1,920 567,494
a
Check Point Software Technologies Ltd. .................. Israel 2,647 494,195
a
Crowdstrike Holdings, Inc. , A ........................... United States 283 96,831
a
CyberArk Software Ltd. ............................... United States 2,800 932,820
a
DocuSign, Inc. , A ................................... United States 2,223 199,937
a
Dropbox, Inc. , A .................................... United States 3,806 114,332
a
Fair Isaac Corp. .................................... United States 356 708,771
a
Fortinet, Inc. ....................................... United States 2,631 248,577
Gen Digital, Inc. .................................... United States 8,324 227,911
a
Guidewire Software, Inc. .............................. United States 805 135,707
Intuit, Inc. ......................................... United States 3,251 2,043,253

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Kinaxis, Inc. ....................................... Canada 7,300 $ 879,281
a
Manhattan Associates, Inc. ............................ United States 1,099 296,994
Microsoft Corp. ..................................... United States 25,329 10,676,173
a
Monday.com Ltd. .................................... United States 3,200 753,408
a
Nice Ltd. , ADR ..................................... Israel 3,200 543,488
Oracle Corp. ....................................... United States 4,179 696,389
a
Palo Alto Networks, Inc. .............................. United States 4,854 883,234
a
PTC, Inc. ......................................... United States 2,625 482,659
Sage Group plc (The) ................................ United Kingdom 24,874 395,210
Salesforce, Inc. ..................................... United States 4,669 1,560,987
SAP SE .......................................... Germany 4,739 1,165,672
a
ServiceNow, Inc. .................................... United States 1,272 1,348,473
a
Smartsheet, Inc. , A .................................. United States 1,916 107,353
a
Synopsys, Inc. ..................................... United States 1,311 636,307
a
Tyler Technologies, Inc. ............................... United States 345 198,941
a
Workday, Inc. , A .................................... United States 2,709 699,003
a
Xero Ltd. .......................................... New Zealand 3,143 327,070
a
Zoom Communications, Inc. , A ......................... United States 3,307 269,884
29,380,959
Specialized REITs 0.3%
American Tower Corp. ................................ United States 4,366 800,768
Equinix, Inc. ....................................... United States 652 614,764
VICI Properties, Inc. , A ............................... United States 2,548 74,427
1,489,959
Specialty Retail 0.9%
a
AutoZone, Inc. ..................................... United States 26 83,252
Bath & Body Works, Inc. .............................. United States 3,474 134,687
Best Buy Co., Inc. ................................... United States 3,007 258,001
Dick's Sporting Goods, Inc. ............................ United States 795 181,928
Home Depot, Inc. (The) ............................... United States 3,175 1,235,043
Industria de Diseno Textil SA ........................... Spain 9,816 502,814
JD Sports Fashion plc ................................ United Kingdom 471,155 563,146
Lowe's Cos., Inc. .................................... United States 272 67,130
Murphy USA, Inc. ................................... United States 262 131,458
a
O'Reilly Automotive, Inc. .............................. United States 800 948,640
TJX Cos., Inc. (The) ................................. United States 2,871 346,846
Williams-Sonoma, Inc. ............................... United States 1,712 317,028
4,769,973
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. ........................................ United States 38,909 9,743,592
Brother Industries Ltd. ................................ Japan 6,500 109,954
HP, Inc. ........................................... United States 14,769 481,912
Logitech International SA ............................. Switzerland 807 66,615
NetApp, Inc. ....................................... United States 3,113 361,357
Samsung Electronics Co. Ltd. .......................... South Korea 29,307 1,045,873
Seiko Epson Corp. .................................. Japan 5,800 104,650
11,913,953
Textiles, Apparel & Luxury Goods 0.7%
adidas AG ......................................... Germany 914 224,811
Asics Corp. ........................................ Japan 20,400 397,959
a
Deckers Outdoor Corp. ............................... United States 1,293 262,595
Hermes International SCA ............................. France 95 227,940
Kering SA ......................................... France 2,055 507,576
LVMH Moet Hennessy Louis Vuitton SE .................. France 450 296,007

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. , B ....................................... United States 3,161 $ 239,193
Pandora A/S ....................................... Denmark 2,142 391,891
Puma SE ......................................... Germany 18,000 827,654
PVH Corp. ........................................ United States 580 61,335
Ralph Lauren Corp. , A ................................ United States 517 119,417
Swatch Group AG (The) , N ............................ Switzerland 1,506 53,196
3,609,574
Tobacco 0.2%
Altria Group, Inc. .................................... United States 15,273 798,625
Imperial Brands plc .................................. United Kingdom 1,514 48,416
Japan Tobacco, Inc. ................................. Japan 9,800 251,398
1,098,439
Trading Companies & Distributors 0.5%
AerCap Holdings NV ................................. Ireland 5,214 498,980
Fastenal Co. ....................................... United States 7,630 548,673
MonotaRO Co. Ltd. .................................. Japan 4,900 83,270
Rexel SA ......................................... France 6,440 164,024
RS Group plc ...................................... United Kingdom 61,000 519,730
Toyota Tsusho Corp. ................................. Japan 4,300 76,044
WW Grainger, Inc. ................................... United States 946 997,131
2,887,852
Transportation Infrastructure 0.0%
†
b
Aena SME SA , 144A , Reg S ........................... Spain 509 103,886
Getlink SE ........................................ France 4,390 70,001
173,887
Wireless Telecommunication Services 0.1%
Tele2 AB , B ........................................ Sweden 15,511 153,163
Vodafone Group plc ................................. United Kingdom 261,407 223,001
376,164
Total Common Stocks (Cost $ 218,220,965 ) ...................................
318,567,871
Preferred Stocks 0.1%
Household Products 0.1%
d
Henkel AG & Co. KGaA , 2.18% ......................... Germany 3,629 318,396
Life Sciences Tools & Services 0.0%
†
d
Sartorius AG , 0.34% ................................. Germany 1,251 278,014
Total Preferred Stocks (Cost $ 705,785 ) .......................................
596,410
Units
Limited Partnerships 0.4%
Oil, Gas & Consumable Fuels 0.4%
Enterprise Products Partners LP ........................ United States 61,734 1,935,978
1,935,978
Total Limited Partnerships (Cost $ 1,579,813 ) .................................
1,935,978

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 12.6%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
Senior Bond , 3.5%, 3/01/39 .......................... United States 200,000 $ 148,933
Senior Bond , 5.705%, 5/01/40 ........................ United States 350,000 333,398
Senior Note , 6.528%, 5/01/34 ........................ United States 200,000 209,626
Howmet Aerospace, Inc. ,
Senior Bond , 5.95%, 2/01/37 ......................... United States 150,000 155,781
Senior Note , 3%, 1/15/29 ........................... United States 150,000 139,557
Senior Note , 4.85%, 10/15/31 ........................ United States 50,000 49,061
Lockheed Martin Corp. , Senior Bond , 4.07%, 12/15/42 .......
United States 130,000 108,462
Northrop Grumman Corp. ,
Senior Bond , 5.25%, 5/01/50 ......................... United States 100,000 93,810
Senior Bond , 4.95%, 3/15/53 ......................... United States 220,000 196,803
RTX Corp. , Senior Bond , 2.82%, 9/01/51 ..................
United States 125,000 75,807
1,511,238
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4%, 5/15/31 .................
United States 200,000 170,736
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Note , 144A, 5.35%, 3/19/29 .................... United States 485,000 487,916
Senior Note , 144A, 5.4%, 1/08/31 ..................... United States 200,000 200,038
687,954
Banks 2.5%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 200,000 204,484
Bank of America Corp. ,
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ... United States 200,000 191,753
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 200,000 167,160
Senior Bond , 2.687% to 4/21/31, FRN thereafter , 4/22/32 ... United States 200,000 172,001
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 400,000 400,619
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,280,000 1,325,392
L , Sub. Bond , 4.183%, 11/25/27 ...................... United States 200,000 196,383
b
BNP Paribas SA , Senior Preferred Note , 144A, 5.176% to
1/08/29, FRN thereafter , 1/09/30 ...................... France 250,000 249,267
b
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 250,000 236,700
Citibank NA , Senior Note , 5.438%, 4/30/26 ................
United States 1,000,000 1,009,531
Citigroup, Inc. ,
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 400,000 348,771
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 425,000 424,798
b ,e
Commonwealth Bank of Australia , Senior Note , 144A, FRN ,
5.208%, ( SOFR + 0.74% ), 3/14/25 ..................... Australia 230,000 230,279
b
Danske Bank A/S ,
Senior Non-Preferred Note , 144A, 5.705% to 2/28/29, FRN
thereafter , 3/01/30 ................................. Denmark 200,000 202,948
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 400,000 403,581
Fifth Third Bancorp ,
Senior Note , 4.772% to 7/27/29, FRN thereafter , 7/28/30 .... United States 235,000 230,319
Senior Note , 5.631% to 1/28/31, FRN thereafter , 1/29/32 .... United States 200,000 202,298

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
HSBC Holdings plc , Senior Note , 1.645% to 8/17/25, FRN
thereafter , 4/18/26 ................................. United Kingdom 525,000 $ 519,867
Huntington Bancshares, Inc. ,
Senior Bond , 2.55%, 2/04/30 ......................... United States 200,000 176,199
Senior Note , 5.272% to 1/14/30, FRN thereafter , 1/15/31 .... United States 200,000 200,223
JPMorgan Chase & Co. ,
Senior Bond , 3.54% to 4/30/27, FRN thereafter , 5/01/28 .... United States 1,200,000 1,166,290
Senior Bond , 5.35% to 5/31/33, FRN thereafter , 6/01/34 .... United States 535,000 534,819
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 100,000 99,409
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 200,000 178,975
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 200,000 204,730
NatWest Group plc ,
Senior Note , 5.808% to 9/12/28, FRN thereafter , 9/13/29 .... United Kingdom 300,000 306,034
Senior Note , 4.964% to 8/14/29, FRN thereafter , 8/15/30 .... United Kingdom 200,000 197,077
PNC Financial Services Group, Inc. (The) ,
f
T , Junior Sub. Bond , 3.4% to 9/14/26, FRN thereafter ,
Perpetual ....................................... United States 230,000 216,451
Senior Bond , 5.676% to 1/21/34, FRN thereafter , 1/22/35 ... United States 50,000 50,600
Senior Note , 6.615% to 10/19/26, FRN thereafter , 10/20/27 .. United States 450,000 463,700
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 200,000 190,482
b
Societe Generale SA ,
Senior Non-Preferred Note , 144A, 2.625%, 1/22/25 ........ France 250,000 249,663
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 200,000 190,415
Toronto-Dominion Bank (The) , Senior Note , 4.568%, 12/17/26 ..
Canada 220,000 219,498
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 350,000 374,377
Senior Note , 5.153% to 8/04/31, FRN thereafter , 8/05/32 .... United States 200,000 197,732
b
UniCredit SpA , Senior Preferred Note , 144A, 1.982% to 6/02/26,
FRN thereafter , 6/03/27 ............................. Italy 300,000 287,274
US Bancorp , Senior Note , 5.1% to 7/22/29, FRN thereafter ,
7/23/30 ......................................... United States 400,000 399,622
Wells Fargo & Co. ,
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 . United States 350,000 315,855
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 200,000 175,384
Senior Bond , 5.389% to 4/23/33, FRN thereafter , 4/24/34 ... United States 410,000 405,615
Senior Note , 4.808% to 7/24/27, FRN thereafter , 7/25/28 .... United States 530,000 528,212
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 100,000 100,313
14,145,100
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.7%, 2/01/36 ...................... Belgium 100,000 94,940
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 3.5%, 6/01/30 .......................... Belgium 350,000 328,268
Senior Bond , 5.8%, 1/23/59 .......................... Belgium 150,000 153,006
576,214
Biotechnology 0.5%
AbbVie, Inc. ,
Senior Bond , 4.85%, 6/15/44 ......................... United States 530,000 480,924
Senior Note , 4.95%, 3/15/31 ......................... United States 300,000 300,019

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Amgen, Inc. ,
Senior Bond , 2.45%, 2/21/30 ......................... United States 200,000 $ 176,891
Senior Bond , 5.25%, 3/02/33 ......................... United States 100,000 99,303
Senior Bond , 5.6%, 3/02/43 .......................... United States 560,000 544,720
b
CSL Finance plc ,
Senior Bond , 144A, 4.25%, 4/27/32 .................... Australia 300,000 282,032
Senior Bond , 144A, 5.106%, 4/03/34 ................... Australia 255,000 251,053
Gilead Sciences, Inc. , Senior Bond , 5.25%, 10/15/33 .........
United States 185,000 185,750
Regeneron Pharmaceuticals, Inc. ,
Senior Bond , 1.75%, 9/15/30 ......................... United States 200,000 166,534
Senior Bond , 2.8%, 9/15/50 .......................... United States 460,000 272,143
2,759,369
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Bond , 2.875%, 5/12/41 ...........
United States 325,000 238,741
Building Products 0.1%
Owens Corning , Senior Bond , 5.7%, 6/15/34 ...............
United States 370,000 376,082
Capital Markets 1.0%
BlackRock Funding, Inc. , Senior Bond , 5.25%, 3/14/54 .......
United States 135,000 127,657
Deutsche Bank AG , Senior Preferred Note , 5.371%, 9/09/27 ...
Germany 150,000 152,237
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.615% to 4/21/31, FRN thereafter , 4/22/32 ... United States 100,000 85,253
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 320,000 326,184
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 200,000 189,837
Senior Note , 2.64% to 2/23/27, FRN thereafter , 2/24/28 ..... United States 200,000 190,779
Senior Note , 5.727% to 4/24/29, FRN thereafter , 4/25/30 .... United States 540,000 551,308
Sub. Bond , 4.25%, 10/21/25 ......................... United States 200,000 198,974
Jefferies Financial Group, Inc. , Senior Note , 6.2%, 4/14/34 ....
United States 175,000 180,450
Morgan Stanley ,
Senior Bond , 3.591%, 7/22/28 ........................ United States 1,160,000 1,119,008
Senior Bond , 3.622% to 3/31/30, FRN thereafter , 4/01/31 ... United States 500,000 464,600
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 200,000 163,243
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 335,000 330,000
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 50,000 49,745
Senior Note , 4.654% to 10/17/29, FRN thereafter , 10/18/30 .. United States 335,000 327,926
b
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25%, 4/01/29 ................................... United States 100,000 101,158
b
UBS Group AG ,
Senior Bond , 144A, 2.095% to 2/10/31, FRN thereafter , 2/11/32 Switzerland 425,000 350,924
Senior Note , 144A, 6.327% to 12/21/26, FRN thereafter ,
12/22/27 ........................................ Switzerland 300,000 307,883
Senior Note , 144A, 6.246% to 9/21/28, FRN thereafter , 9/22/29 Switzerland 200,000 207,288
5,424,454
Chemicals 0.1%
Albemarle Corp. , Senior Note , 4.65%, 6/01/27 ..............
United States 100,000 99,235
Huntsman International LLC , Senior Bond , 4.5%, 5/01/29 .....
United States 100,000 95,454
b
Solvay Finance America LLC , Senior Note , 144A, 5.65%, 6/04/29 Belgium 400,000 406,252
Westlake Corp. , Senior Bond , 3.125%, 8/15/51 .............
United States 250,000 155,764
756,705

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 0.1%
Republic Services, Inc. , Senior Bond , 5%, 4/01/34 ...........
United States 200,000 $ 195,185
Veralto Corp. , Senior Note , 5.5%, 9/18/26 .................
United States 250,000 253,015
448,200
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05%, 2/26/34 ...........
United States 315,000 313,992
Motorola Solutions, Inc. ,
Senior Bond , 4.6%, 5/23/29 .......................... United States 330,000 324,815
Senior Bond , 5.4%, 4/15/34 .......................... United States 150,000 150,141
788,948
Construction Materials 0.1%
Martin Marietta Materials, Inc. , Senior Bond , 5.15%, 12/01/34 ..
United States 380,000 373,389
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4%, 10/29/33 ......................... Ireland 150,000 127,829
Senior Note , 3%, 10/29/28 .......................... Ireland 450,000 416,883
Capital One Financial Corp. ,
Senior Bond , 3.75%, 3/09/27 ......................... United States 585,000 571,308
Senior Note , 5.463% to 7/25/29, FRN thereafter , 7/26/30 .... United States 200,000 200,663
General Motors Financial Co., Inc. , Senior Note , 5.4%, 4/06/26 .
United States 240,000 241,482
Toyota Motor Credit Corp. , Senior Note , 4.45%, 5/18/26 ......
United States 220,000 219,804
1,777,969
Consumer Staples Distribution & Retail 0.0%
†
Dollar Tree, Inc. , Senior Bond , 2.65%, 12/01/31 .............
United States 100,000 84,385
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3%, 6/15/33 ..................
United States 135,000 113,415
Diversified REITs 0.2%
Simon Property Group LP ,
Senior Bond , 2.2%, 2/01/31 .......................... United States 300,000 255,336
Senior Note , 3.375%, 12/01/27 ....................... United States 495,000 479,578
VICI Properties LP , Senior Note , 4.95%, 2/15/30 ............
United States 200,000 196,189
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.125%, 8/15/30 ................................... United States 225,000 209,222
1,140,325
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond , 2.55%, 12/01/33 ........................ United States 300,000 241,761
Senior Bond , 3.5%, 6/01/41 .......................... United States 650,000 498,435
Orange SA , Senior Bond , 9%, 3/01/31 ....................
France 100,000 119,129
Verizon Communications, Inc. ,
Senior Bond , 2.55%, 3/21/31 ......................... United States 200,000 172,317
Senior Bond , 2.85%, 9/03/41 ......................... United States 200,000 138,401
Senior Note , 2.355%, 3/15/32 ........................ United States 550,000 456,263
1,626,306

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 0.7%
Duke Energy Florida LLC , Senior Bond , 6.4%, 6/15/38 .......
United States 200,000 $ 215,591
Duke Energy Indiana LLC , Senior Bond , 5.4%, 4/01/53 .......
United States 350,000 331,977
Duke Energy Ohio, Inc. , Senior Bond , 5.25%, 4/01/33 ........
United States 230,000 229,676
b
Enel Finance International NV , Senior Bond , 144A, 2.5%, 7/12/31 Italy 200,000 167,807
Exelon Corp. , Senior Bond , 4.05%, 4/15/30 ................
United States 510,000 486,352
Georgia Power Co. , Senior Bond , 4.3%, 3/15/42 ............
United States 400,000 340,556
NextEra Energy Capital Holdings, Inc. , Senior Bond , 2.44%,
1/15/32 ......................................... United States 300,000 250,285
Pacific Gas and Electric Co. , Senior Note , 3.3%, 12/01/27 .....
United States 350,000 334,520
Southern Co. (The) , A , Senior Bond , 3.7%, 4/30/30 ..........
United States 300,000 281,894
Virginia Electric and Power Co. , Senior Bond , 2.4%, 3/30/32 ...
United States 705,000 588,886
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3%, 7/15/29 .............. United States 300,000 286,706
Senior Secured Note , 144A, 5.05%, 12/30/26 ............ United States 75,000 75,129
Xcel Energy, Inc. , Senior Bond , 5.45%, 8/15/33 .............
United States 150,000 148,880
3,738,259
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08%, 12/15/47 ........................ United States 285,000 224,493
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond , 4.9%, 8/15/34 .......................... United States 100,000 97,985
Senior Bond , 5.4%, 8/15/54 .......................... United States 135,000 131,445
b
Senior Bond , 144A, 5.375%, 11/15/29 .................. United States 225,000 229,488
Warnermedia Holdings, Inc. , Senior Bond , 5.05%, 3/15/42 .....
United States 170,000 136,573
595,491
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 6.05%, 9/15/33 .......
United States 150,000 155,249
b
EDP Finance BV , Senior Note , 144A, 1.71%, 1/24/28 ........ Portugal 200,000 181,732
Fiserv, Inc. ,
Senior Bond , 3.5%, 7/01/29 .......................... United States 270,000 253,556
Senior Bond , 2.65%, 6/01/30 ......................... United States 200,000 176,861
Global Payments, Inc. , Senior Note , 5.4%, 8/15/32 ..........
United States 135,000 134,981
b
NTT Finance Corp. , Senior Bond , 144A, 2.065%, 4/03/31 ..... Japan 250,000 209,691
1,112,070
Food Products 0.4%
Conagra Brands, Inc. , Senior Bond , 5.4%, 11/01/48 ..........
United States 250,000 227,156
General Mills, Inc. , Senior Note , 5.241%, 11/18/25 ...........
United States 175,000 175,003
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.625%, 1/15/32 ........................ United States 400,000 353,234
Senior Note , 5.75%, 4/01/33 ......................... United States 200,000 199,216
b
Mars, Inc. ,
Senior Bond , 144A, 3.2%, 4/01/30 ..................... United States 100,000 92,322
Senior Bond , 144A, 4.75%, 4/20/33 .................... United States 200,000 192,950
McCormick & Co., Inc. , Senior Bond , 1.85%, 2/15/31 .........
United States 500,000 414,241
Mondelez International, Inc. ,
Senior Bond , 4.75%, 8/28/34 ......................... United States 100,000 95,750

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Mondelez International, Inc., (continued)
Senior Note , 4.75%, 2/20/29 ......................... United States 250,000 $ 249,311
1,999,183
Gas Utilities 0.1%
Southern California Gas Co. , Senior Bond , 6.35%, 11/15/52 ...
United States 350,000 377,174
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8%, 4/15/34 ...... United Kingdom 200,000 200,279
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75%, 5/01/40 ......................... United States 300,000 308,663
Senior Bond , 4.9%, 4/01/44 .......................... United States 200,000 183,348
CSX Corp. , Senior Bond , 4.75%, 11/15/48 .................
United States 365,000 321,780
1,014,070
Health Care Equipment & Supplies 0.2%
Baxter International, Inc. , Senior Bond , 2.539%, 2/01/32 ......
United States 580,000 483,947
Boston Scientific Corp. , Senior Bond , 2.65%, 6/01/30 ........
United States 200,000 178,630
Medtronic Global Holdings SCA , Senior Note , 4.25%, 3/30/28 ..
United States 200,000 197,535
b
Solventum Corp. , Senior Bond , 144A, 5.6%, 3/23/34 ......... United States 135,000 134,393
994,505
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945%, 11/15/46 ...........
United States 270,000 215,907
Centene Corp. , Senior Bond , 3%, 10/15/30 ................
United States 270,000 233,151
Cigna Group (The) ,
Senior Bond , 2.375%, 3/15/31 ........................ United States 400,000 338,884
Senior Bond , 3.2%, 3/15/40 .......................... United States 240,000 176,330
Senior Note , 3.05%, 10/15/27 ........................ United States 55,000 52,670
CVS Health Corp. ,
Senior Bond , 5.3%, 12/05/43 ......................... United States 500,000 436,766
Senior Bond , 5.125%, 7/20/45 ........................ United States 100,000 84,120
Elevance Health, Inc. , Senior Bond , 5.1%, 1/15/44 ..........
United States 165,000 150,690
HCA, Inc. ,
Senior Bond , 4.5%, 2/15/27 .......................... United States 408,000 404,289
Senior Note , 3.625%, 3/15/32 ........................ United States 200,000 176,328
Icon Investments Six DAC , Senior Secured Bond , 6%, 5/08/34 .
United States 200,000 202,028
Kaiser Foundation Hospitals , Senior Bond , 4.15%, 5/01/47 ....
United States 225,000 183,725
Quest Diagnostics, Inc. , Senior Bond , 2.8%, 6/30/31 .........
United States 200,000 173,623
UnitedHealth Group, Inc. ,
Senior Bond , 3.05%, 5/15/41 ......................... United States 330,000 238,394
Senior Note , 2.3%, 5/15/31 .......................... United States 250,000 212,680
Senior Note , 5.15%, 7/15/34 ......................... United States 100,000 98,719
3,378,304
Health Care REITs 0.0%
†
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 2.95%, 3/15/34 ......................... United States 295,000 242,954
Senior Bond , 5.25%, 5/15/36 ......................... United States 50,000 48,554
291,508

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25%, 2/01/29 ...........
United States 100,000 $ 103,477
Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc. , Senior Bond , 5.3%, 5/15/34 .......
United States 250,000 248,229
McDonald's Corp. , Senior Bond , 3.625%, 9/01/49 ...........
United States 200,000 144,304
392,533
Household Durables 0.1%
DR Horton, Inc. , Senior Bond , 5%, 10/15/34 ...............
United States 250,000 241,535
Toll Brothers Finance Corp. , Senior Bond , 3.8%, 11/01/29 .....
United States 150,000 141,349
382,884
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A,
2.431%, 7/01/31 ................................... Mexico 500,000 424,512
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC ,
Senior Bond , 5.8%, 3/01/33 .......................... United States 300,000 306,712
Senior Bond , 6.125%, 1/15/34 ........................ United States 325,000 340,409
647,121
Insurance 0.5%
b
AIA Group Ltd. , Senior Bond , 144A, 4.95%, 4/04/33 ......... Hong Kong 200,000 197,181
Allstate Corp. (The) , Senior Bond , 4.2%, 12/15/46 ...........
United States 200,000 160,830
American International Group, Inc. , Senior Bond , 5.125%, 3/27/33
United States 270,000 266,816
Arch Capital Group Ltd. , Senior Bond , 3.635%, 6/30/50 .......
United States 370,000 263,978
Arthur J Gallagher & Co. ,
Senior Bond , 6.5%, 2/15/34 .......................... United States 150,000 161,241
Senior Bond , 5.45%, 7/15/34 ......................... United States 200,000 201,259
Senior Bond , 5.15%, 2/15/35 ......................... United States 245,000 238,990
Athene Holding Ltd. , Senior Bond , 6.25%, 4/01/54 ...........
United States 175,000 175,479
Berkshire Hathaway Finance Corp. , Senior Bond , 3.85%, 3/15/52
United States 125,000 94,700
Brown & Brown, Inc. , Senior Bond , 2.375%, 3/15/31 .........
United States 305,000 256,515
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9%, 3/15/49 ....
United States 200,000 179,596
MetLife, Inc. , Junior Sub. Bond , 6.4%, 12/15/36 .............
United States 200,000 204,836
b
Metropolitan Life Global Funding I , Secured Note , 144A, 4.3%,
8/25/29 ......................................... United States 150,000 146,100
b
RGA Global Funding , Secured Note , 144A, 5.5%, 1/11/31 ..... United States 150,000 151,669
b
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875%,
4/15/34 ......................................... United States 100,000 104,698
2,803,888
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Bond , 4.45%, 8/15/52 ..........
United States 290,000 244,587
Life Sciences Tools & Services 0.0%
†
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404%, 8/10/43 ...
United States 100,000 98,389
Machinery 0.2%
Ingersoll Rand, Inc. ,
Senior Note , 5.176%, 6/15/29 ........................ United States 140,000 141,449
Senior Note , 5.314%, 6/15/31 ........................ United States 300,000 303,480

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
Westinghouse Air Brake Technologies Corp. , Senior Bond , 4.7%,
9/15/28 ......................................... United States 480,000 $ 475,732
920,661
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 2.8%, 4/01/31 ................... United States 320,000 269,990
Senior Secured Bond , 4.4%, 4/01/33 ................... United States 100,000 89,382
Senior Secured Bond , 5.375%, 4/01/38 ................. United States 250,000 222,619
Senior Secured Bond , 3.5%, 3/01/42 ................... United States 100,000 68,002
Comcast Corp. ,
Senior Bond , 4.25%, 1/15/33 ......................... United States 300,000 280,064
Senior Bond , 4.049%, 11/01/52 ....................... United States 500,000 376,222
Fox Corp. , Senior Bond , 6.5%, 10/13/33 ..................
United States 215,000 226,674
Paramount Global ,
Senior Bond , 4.95%, 1/15/31 ......................... United States 400,000 373,656
Senior Bond , 4.2%, 5/19/32 .......................... United States 300,000 264,558
2,171,167
Metals & Mining 0.1%
b
Glencore Funding LLC , Senior Note , 144A, 5.371%, 4/04/29 ... Australia 200,000 201,680
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Note , 5.35%,
3/15/34 ......................................... United States 185,000 184,181
385,861
Multi-Utilities 0.1%
Berkshire Hathaway Energy Co. , Senior Bond , 1.65%, 5/15/31 .
United States 300,000 243,937
DTE Energy Co. , Senior Note , 4.875%, 6/01/28 .............
United States 150,000 149,524
Southern Co. Gas Capital Corp. , Senior Bond , 4.95%, 9/15/34 .
United States 250,000 242,130
635,591
Oil, Gas & Consumable Fuels 0.9%
b
Aker BP ASA , Senior Bond , 144A, 3.75%, 1/15/30 ........... Norway 550,000 511,185
BP Capital Markets America, Inc. , Senior Bond , 4.812%, 2/13/33
United States 220,000 212,762
Canadian Natural Resources Ltd. ,
Senior Bond , 2.95%, 7/15/30 ......................... Canada 350,000 311,033
Senior Bond , 6.25%, 3/15/38 ......................... Canada 140,000 143,360
Cheniere Energy, Inc. , Senior Note , 5.65%, 4/15/34 ..........
United States 50,000 50,320
ConocoPhillips Co. , Senior Bond , 5.3%, 5/15/53 ............
United States 250,000 231,494
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8%, 12/15/34 United States 125,000 125,961
Energy Transfer LP ,
Senior Bond , 5.55%, 5/15/34 ......................... United States 300,000 298,661
Senior Bond , 5.15%, 3/15/45 ......................... United States 505,000 442,567
Enterprise Products Operating LLC , Senior Bond , 6.125%,
10/15/39 ........................................ United States 160,000 166,056
Exxon Mobil Corp. , Senior Bond , 3.567%, 3/06/45 ...........
United States 180,000 135,411
Hess Corp. , Senior Bond , 5.6%, 2/15/41 ..................
United States 135,000 133,474
MPLX LP ,
Senior Bond , 5.5%, 2/15/49 .......................... United States 140,000 128,831
Senior Note , 2.65%, 8/15/30 ......................... United States 300,000 262,647

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2%,
3/15/28 ......................................... United States 325,000 $ 317,438
Targa Resources Corp. , Senior Bond , 6.5%, 2/15/53 .........
United States 210,000 219,053
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4%, 1/15/32 ................ United States 300,000 273,126
TotalEnergies Capital SA ,
Senior Bond , 4.724%, 9/10/34 ........................ France 100,000 96,188
Senior Bond , 5.275%, 9/10/54 ........................ France 210,000 194,336
b
Var Energi ASA ,
Senior Bond , 144A, 8%, 11/15/32 ..................... Norway 200,000 224,951
Senior Note , 144A, 7.5%, 1/15/28 ..................... Norway 200,000 211,338
Williams Cos., Inc. (The) , Senior Bond , 2.6%, 3/15/31 ........
United States 200,000 172,317
4,862,509
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5%, 10/20/25 ............................... United States 74,501 74,057
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.625%, 3/24/32 .......
United States 800,000 724,627
Pharmaceuticals 0.4%
AstraZeneca plc , Senior Bond , 4.375%, 11/16/45 ............
United Kingdom 450,000 386,265
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.375%, 12/15/28 Germany 400,000 384,918
Bristol-Myers Squibb Co. , Senior Bond , 4.25%, 10/26/49 ......
United States 150,000 121,308
Eli Lilly & Co. , Senior Bond , 4.95%, 2/27/63 ................
United States 215,000 193,034
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75%, 5/19/33 ......................... United States 340,000 330,505
Senior Bond , 5.3%, 5/19/53 .......................... United States 70,000 65,597
Royalty Pharma plc ,
Senior Bond , 2.15%, 9/02/31 ......................... United States 300,000 246,440
Senior Bond , 3.35%, 9/02/51 ......................... United States 175,000 111,213
Senior Note , 1.2%, 9/02/25 .......................... United States 225,000 219,500
2,058,780
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 2.65%, 3/15/32 ............
United States 480,000 404,455
Semiconductors & Semiconductor Equipment 0.0%
†
Analog Devices, Inc. , Senior Bond , 2.8%, 10/01/41 ..........
United States 175,000 123,932
Software 0.4%
AppLovin Corp. , Senior Note , 5.375%, 12/01/31 ............
United States 435,000 435,318
Intuit, Inc. , Senior Bond , 5.5%, 9/15/53 ...................
United States 100,000 97,996
Microsoft Corp. , Senior Bond , 2.921%, 3/17/52 .............
United States 335,000 221,508
Oracle Corp. ,
Senior Bond , 2.875%, 3/25/31 ........................ United States 300,000 264,118
Senior Bond , 3.95%, 3/25/51 ......................... United States 335,000 248,412
Senior Note , 4.65%, 5/06/30 ......................... United States 200,000 197,165
Salesforce, Inc. , Senior Bond , 1.95%, 7/15/31 ..............
United States 350,000 293,853
ServiceNow, Inc. , Senior Bond , 1.4%, 9/01/30 ..............
United States 150,000 124,707
Workday, Inc. , Senior Bond , 3.8%, 4/01/32 ................
United States 225,000 204,839
2,087,916

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.0%
†
American Tower Corp. , Senior Note , 5%, 1/31/30 ............
United States 160,000 $ 159,141
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15%, 1/15/32 ......................... United States 200,000 175,228
Senior Bond , 4.1%, 1/15/52 .......................... United States 270,000 197,440
Home Depot, Inc. (The) , Senior Bond , 3.625%, 4/15/52 .......
United States 390,000 283,221
Lowe's Cos., Inc. , Senior Bond , 5.75%, 7/01/53 .............
United States 260,000 254,789
910,678
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. , Senior Bond , 2.8%, 2/08/61 ...................
United States 500,000 296,457
Dell International LLC / EMC Corp. , Senior Bond , 5.4%, 4/15/34
United States 270,000 269,500
Hewlett Packard Enterprise Co. ,
Senior Note , 4.45%, 9/25/26 ......................... United States 250,000 248,913
Senior Note , 4.85%, 10/15/31 ........................ United States 100,000 97,571
912,441
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. , Senior Bond , 5.5%, 3/11/35 .................
United States 125,000 121,648
Tobacco 0.1%
Philip Morris International, Inc. , Senior Bond , 5.375%, 2/15/33 ..
United States 500,000 501,203
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
Senior Bond , 3.3%, 2/15/51 .......................... United States 100,000 66,016
Senior Note , 3.375%, 4/15/29 ........................ United States 625,000 583,806
Senior Note , 2.55%, 2/15/31 ......................... United States 300,000 258,172
Vodafone Group plc ,
Senior Bond , 6.15%, 2/27/37 ......................... United Kingdom 36,000 37,901
Senior Bond , 4.25%, 9/17/50 ......................... United Kingdom 210,000 163,128
Senior Bond , 5.75%, 6/28/54 ......................... United Kingdom 60,000 57,924
1,166,947
Total Corporate Bonds (Cost $ 73,035,340 ) ....................................
70,043,592
Foreign Government and Agency Securities 0.9%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994%,
9/21/29 ......................................... Supranational
g
200,000 184,612
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 ..................................... Brazil 630,000 BRL 81,565
10%, 1/01/33 ..................................... Brazil 780,000 BRL 97,556
10%, 1/01/35 ..................................... Brazil 1,870,000 BRL 228,413
Colombia Titulos de Tesoreria ,
B , 7%, 3/26/31 .................................... Colombia 130,000,000 COP 24,233
B , 9.25%, 5/28/42 ................................. Colombia 170,000,000 COP 29,876
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348%,
2/09/31 ......................................... Mexico 300,000 248,812
b
Electricite de France SA , Senior Note , 144A, 5.7%, 5/23/28 .... France 200,000 203,315
Mexican Bonos Desarr Fixed Rate ,
M , 8%, 11/07/47 ................................... Mexico 4,430,000
h
MXN 164,011
M , 8%, 7/31/53 ................................... Mexico 12,330,000
h
MXN 448,941
M , Senior Bond , 8.5%, 11/18/38 ....................... Mexico 1,900,000
h
MXN 77,745

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Mexican Bonos Desarr Fixed Rate, (continued)
M , Senior Bond , 7.75%, 11/13/42 ...................... Mexico 6,390,000
h
MXN $ 235,353
New Zealand Government Bond , 2.75%, 5/15/51 ............
New Zealand 120,000 NZD 44,462
b
Pertamina Persero PT , Senior Bond , 144A, 4.7%, 7/30/49 ..... Indonesia 200,000 165,313
Peru Government Bond , Senior Bond , 2.783%, 1/23/31 .......
Peru 200,000 171,150
Petroleos Mexicanos , Senior Bond , 6.95%, 1/28/60 ..........
Mexico 170,000 116,856
b
United Kingdom Gilt ,
Reg S, 4.25%, 7/31/34 .............................. United Kingdom 930,000 GBP 1,135,682
Reg S, 1.25%, 7/31/51 .............................. United Kingdom 940,000 GBP 526,635
Reg S, 4.375%, 7/31/54 ............................. United Kingdom 790,000 GBP 875,756
Total Foreign Government and Agency Securities (Cost $ 5,802,170 ) .............
5,060,286
U.S. Government and Agency Securities 19.5%
FFCB , 2.1%, 2/25/36 .................................
United States 150,000 111,531
U.S. Treasury Bonds ,
1.125%, 5/15/40 ................................... United States 165,000 99,342
4.375%, 5/15/40 ................................... United States 500,000 478,457
1.125%, 8/15/40 ................................... United States 332,000 198,155
1.375%, 11/15/40 .................................. United States 1,771,000 1,096,896
2%, 11/15/41 ..................................... United States 50,000 33,599
2.75%, 8/15/42 ................................... United States 205,000 154,093
3.875%, 5/15/43 ................................... United States 2,000,000 1,760,872
4.75%, 11/15/43 ................................... United States 315,000 311,122
3.125%, 8/15/44 ................................... United States 725,000 563,278
3%, 11/15/44 ..................................... United States 240,000 182,220
2.5%, 5/15/46 .................................... United States 945,000 643,782
2.25%, 8/15/46 ................................... United States 2,754,000 1,778,734
2.75%, 11/15/47 ................................... United States 90,000 63,181
3.375%, 11/15/48 .................................. United States 3,300,000 2,578,548
3%, 2/15/49 ...................................... United States 7,246,000 5,274,031
2.25%, 8/15/49 ................................... United States 255,000 157,954
1.25%, 5/15/50 ................................... United States 1,710,000 811,220
1.375%, 8/15/50 ................................... United States 1,705,000 831,992
2.375%, 5/15/51 ................................... United States 950,000 597,616
2%, 8/15/51 ...................................... United States 1,350,000 771,772
1.875%, 11/15/51 .................................. United States 1,885,000 1,040,172
2.25%, 2/15/52 ................................... United States 710,000 430,625
3.625%, 2/15/53 ................................... United States 155,000 125,984
3.625%, 5/15/53 ................................... United States 1,755,000 1,427,192
4.125%, 8/15/53 ................................... United States 20,000 17,819
4.75%, 11/15/53 ................................... United States 200,000 197,921
4.25%, 2/15/54 ................................... United States 415,000 378,714
U.S. Treasury Notes ,
0.375%, 11/30/25 .................................. United States 2,050,000 1,979,776
0.375%, 1/31/26 ................................... United States 6,000,000 5,757,885
0.75%, 3/31/26 ................................... United States 300,000 287,399
3.75%, 4/15/26 ................................... United States 3,920,000 3,895,769
0.75%, 5/31/26 ................................... United States 320,000 304,824
0.875%, 6/30/26 ................................... United States 1,175,000 1,118,180
4.625%, 6/30/26 ................................... United States 750,000 754,134
1.875%, 7/31/26 ................................... United States 389,000 375,115
1.25%, 12/31/26 ................................... United States 9,075,000 8,560,464
2.375%, 5/15/27 ................................... United States 3,140,000 3,007,585
0.5%, 6/30/27 .................................... United States 6,535,000 5,959,230
3.25%, 6/30/27 ................................... United States 1,330,000 1,299,015
2.25%, 11/15/27 ................................... United States 3,500,000 3,309,680

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
1.125%, 2/29/28 ................................... United States 8,700,000 $ 7,893,571
1.25%, 4/30/28 ................................... United States 2,575,000 2,333,403
3.5%, 4/30/28 .................................... United States 223,000 217,427
3.125%, 11/15/28 .................................. United States 820,000 784,839
1.5%, 11/30/28 .................................... United States 250,000 224,577
1.375%, 12/31/28 .................................. United States 150,000 133,791
3.75%, 12/31/28 ................................... United States 500,000 488,893
2.625%, 2/15/29 ................................... United States 4,000,000 3,740,660
3.25%, 6/30/29 ................................... United States 1,500,000 1,431,604
3.125%, 8/31/29 ................................... United States 100,000 94,743
4%, 10/31/29 ..................................... United States 1,725,000 1,696,306
4.375%, 12/31/29 .................................. United States 225,000 224,896
3.75%, 6/30/30 ................................... United States 600,000 580,557
0.625%, 8/15/30 ................................... United States 4,400,000 3,574,247
4.125%, 8/31/30 ................................... United States 6,695,000 6,593,370
4.625%, 9/30/30 ................................... United States 1,200,000 1,211,409
1.125%, 2/15/31 ................................... United States 800,000 660,386
1.25%, 8/15/31 ................................... United States 435,000 355,098
1.375%, 11/15/31 .................................. United States 7,500,000 6,130,182
4.125%, 11/15/32 .................................. United States 2,000,000 1,951,184
3.5%, 2/15/33 .................................... United States 500,000 465,283
3.375%, 5/15/33 ................................... United States 1,750,000 1,608,621
3.875%, 8/15/33 ................................... United States 1,500,000 1,428,048
4.375%, 5/15/34 ................................... United States 1,000,000 984,941
3.875%, 8/15/34 ................................... United States 2,310,000 2,184,915
e
FRN, 4.446%, ( 3-month U.S. Treasury Bill Rate + 0.17% ),
10/31/25 ........................................ United States 770,000 770,286
e
FRN, 4.426%, ( 3-month U.S. Treasury Bill Rate + 0.15% ),
4/30/26 ......................................... United States 1,040,000 1,040,085
e
FRN, 4.458%, ( 3-month U.S. Treasury Bill Rate + 0.182% ),
7/31/26 ......................................... United States 75,000 75,044
e
FRN, 4.481%, ( 3-month U.S. Treasury Bill Rate + 0.205% ),
10/31/26 ........................................ United States 170,000 170,195
Total U.S. Government and Agency Securities (Cost $ 117,073,712 ) ..............
107,774,439
Asset-Backed Securities 0.2%
Financial Services 0.1%
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91%, 10/20/61 . .................................. United States 490,000 452,245
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25%,
10/15/28 . ........................................ United States 342,512 315,631
United Airlines Pass-Through Trust ,
2016-1 , A , 3.45%, 7/07/28 ........................... United States 63,064 59,262
2019-2 , A , 2.9%, 5/01/28 ............................ United States 77,648 71,298
2020-1 , B , 4.875%, 7/15/27 .......................... United States 120,000 119,856
566,047
a a a a a a
Total Asset-Backed Securities (Cost $ 1,045,367 ) ..............................
1,018,292

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.3%
Financial Services 0.3%
BANK , 2021-BN33 , A5 , 2.556%, 5/15/64 ..................
United States 210,000 $ 180,173
i
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363%, 7/15/56 United States 20,000 20,765
b ,j
BX Commercial Mortgage Trust ,
2021-VOLT , B , 144A, FRN , 5.462%, ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 250,000 249,193
2022-LP2 , A , 144A, FRN , 5.41%, ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 158,650 158,779
b ,j
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.201%, ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 230,000 228,956
b ,j
BX Trust , 2022-IND , A , 144A, FRN , 5.888%, ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 287,822 288,401
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839%,
12/10/54 ........................................ United States 70,000 68,106
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45%,
7/10/49 ......................................... United States 43,618 42,549
CSAIL Commercial Mortgage Trust , 2015-C3 , A4 , 3.718%,
8/15/48 ......................................... United States 50,000 49,601
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05%, 5/10/49 ..
United States 30,000 29,335
JPMBB Commercial Mortgage Securities Trust ,
2015-C31 , A3 , 3.801%, 8/15/48 ....................... United States 73,718 73,056
2016-C1 , A5 , 3.576%, 3/17/49 ........................ United States 102,000 100,532
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414%, 3/15/50 ................................... United States 72,911 70,740
Wells Fargo Commercial Mortgage Trust , 2015-C31 , A4 , 3.695%,
11/15/48 ........................................ United States 40,000 39,620
1,599,806
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 1,617,278 ) ...............
1,599,806
Mortgage-Backed Securities 5.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.0%
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................ United States 292,514 280,322
FHLMC Pool, 15 Year , 3%, 8/01/34 ...................... United States 31,508 29,612
FHLMC Pool, 15 Year , 4%, 11/01/37 ..................... United States 144,565 139,041
FHLMC Pool, 30 Year , 2%, 10/01/51 - 8/01/52 .............. United States 2,696,978 2,105,541
FHLMC Pool, 30 Year , 2.5%, 4/01/52 ..................... United States 1,000,097 819,483
FHLMC Pool, 30 Year , 3%, 3/01/50 - 5/01/52 ............... United States 1,181,997 1,010,590
FHLMC Pool, 30 Year , 3.5%, 4/01/50 - 11/01/52 ............ United States 1,889,214 1,687,164
FHLMC Pool, 30 Year , 4%, 5/01/47 - 1/01/54 ............... United States 861,322 794,051
FHLMC Pool, 30 Year , 4.5%, 10/01/48 - 8/01/52 ............ United States 451,085 429,148
FHLMC Pool, 30 Year , 5%, 10/01/52 - 2/01/53 .............. United States 1,290,995 1,250,253
FHLMC Pool, 30 Year , 5.5%, 12/01/52 - 1/01/55 ............ United States 1,743,128 1,721,770
FHLMC Pool, 30 Year , 6%, 1/01/55 ...................... United States 490,000 492,539
FHLMC Pool, 30 Year , 6.5%, 10/01/54 .................... United States 489,531 500,056
11,259,570
Federal National Mortgage Association (FNMA) Fixed Rate 1.4%
FNMA, 15 Year , 2%, 8/01/36 - 12/01/36 ................... United States 435,351 385,053
FNMA, 30 Year , 1.5%, 9/01/51 ......................... United States 182,195 135,023
FNMA, 30 Year , 2%, 5/01/51 - 10/01/51 ................... United States 2,162,276 1,694,842
FNMA, 30 Year , 2.5%, 10/01/51 - 3/01/52 ................. United States 3,100,014 2,537,797
FNMA, 30 Year , 3%, 9/01/50 - 5/01/52 .................... United States 1,247,410 1,068,935
FNMA, 30 Year , 3.5%, 6/01/49 ......................... United States 120,284 108,001
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 49,925 46,625
FNMA, 30 Year , 4.5%, 2/01/50 - 11/01/52 ................. United States 284,671 270,431
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 108,258 104,673

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 5.5%, 12/01/52 - 5/01/53 ................. United States 656,030 $ 649,055
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 459,399 462,174
7,462,609
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA II, Single-family, 30 Year , 2%, 10/20/50 - 5/20/52 ...... United States 1,946,235 1,559,389
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 - 6/20/52 ..... United States 1,389,541 1,161,873
GNMA II, Single-family, 30 Year , 3%, 11/20/51 .............. United States 536,628 465,896
GNMA II, Single-family, 30 Year , 3.5%, 5/20/52 ............. United States 289,872 259,368
GNMA II, Single-family, 30 Year , 4.5%, 5/20/53 ............. United States 202,380 191,610
GNMA II, Single-family, 30 Year , 5%, 7/20/53 - 10/20/54 ...... United States 912,395 886,412
GNMA II, Single-family, 30 Year , 5.5%, 1/20/53 - 9/20/54 ...... United States 1,786,106 1,775,487
GNMA II, Single-family, 30 Year , 6%, 4/20/54 - 12/20/54 ...... United States 2,187,891 2,205,014
GNMA II, Single-family, 30 Year , 6.5%, 12/20/54 ............ United States 340,000 346,638
8,851,687
Total Mortgage-Backed Securities (Cost $ 29,575,005 ) ..........................
27,573,866
Municipal Bonds 0.2%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 385,000 348,915
San Bernardino Community College District ,
GO , 2021 , Refunding , 2.686% , 8/01/41 ................. United States 485,000 349,805
GO , 2021 , Refunding , 2.856% , 8/01/49 ................. United States 285,000 189,863
888,583
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 160,000 121,238
Total Municipal Bonds (Cost $ 1,299,097 ) .....................................
1,009,821
Total Long Term Investments (Cost $ 449,954,532 ) .............................
535,180,361
a
Short Term Investments 2.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.0%
†
k
Egypt Treasury Bills ,
25.34%, 4/01/25 ................................... Egypt 13,500,000 EGP 249,556
27.76%, 7/01/25 ................................... Egypt 14,000,000 EGP 241,485
491,041
Total Foreign Government and Agency Securities (Cost $ 519,332 ) ..............
491,041
Shares
Money Market Funds 2.8%
l,m
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 11,584,327 11,584,327
m
JPMorgan 100% U.S. Treasury Securities Money Market Fund ,
4.94% .......................................... United States 3,021,060 3,021,060

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds
(continued)
m
JPMorgan Prime Money Market Fund , 5.29% .............. United States 630,956 $ 631,083
Total Money Market Funds (Cost $ 15,236,470 ) ................................
15,236,470
Total Short Term Investments (Cost $ 15,755,802 ) ..............................
15,727,511
a
Total Investments (Cost $ 465,710,334 ) 99.6% .................................
$550,907,872
Other Assets, less Liabilities 0.4% ...........................................
1,974,690
Net Assets 100.0% .........................................................
$552,882,562
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $17,001,913, representing 3.1% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2024, the value of this security was $843,578, representing
0.2% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
The coupon rate shown represents the rate at period end.
f
Perpetual security with no stated maturity date.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount is stated in 100 Mexican Peso Units.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
The rate shown represents the yield at period end.
l
See Note 3(e) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
At December 31, 2024 , the Fund had the following futures contracts outstanding. See Note 1(c) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 50 $ 14,839,375 3/21/25 $ (497,553)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 113 12,288,750 3/20/25 209,861
U.S. Treasury 10 Year Notes .................... Long 14 1,522,500 3/20/25 (3,523)
U.S. Treasury 10 Year Ultra Notes ................ Long 7 779,188 3/20/25 (19,369)
U.S. Treasury 2 Year Notes ..................... Long 17 3,495,359 3/31/25 (3,984)
U.S. Treasury 5 Year Notes ..................... Long 14 1,488,266 3/31/25 (12,781)
U.S. Treasury Ultra Bonds ...................... Short 4 475,625 3/20/25 24,619
U.S. Treasury Ultra Bonds ...................... Long 3 356,719 3/20/25 (11,542)
Total Futures Contracts ...................................................................... $(314,272)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
At December 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 230,000,000 256,954 1/15/25 $ — $ (25,711)
New Zealand Dollar . CITI Buy 40,000 23,002 1/16/25 — (620)
New Zealand Dollar . CITI Sell 100,000 61,481 1/16/25 5,527 —
New Zealand Dollar . UBSW Buy 10,000 5,608 1/16/25 — (12)
Canadian Dollar .... JPHQ Buy 470,000 340,792 1/27/25 — (13,525)
Mexican Peso ...... CITI Buy 6,000,000 297,957 1/29/25 — (11,587)
Columbian Peso .... JPHQ Buy 830,000,000 187,119 1/30/25 552 —
Columbian Peso .... JPHQ Sell 1,060,000,000 245,780 1/30/25 6,103 —
South Korean Won .. CITI Buy 630,000,000 482,478 2/03/25 — (55,561)
South Korean Won .. CITI Sell 310,000,000 217,899 2/03/25 7,828 —
Euro ............. CITI Sell 530,000 560,194 2/05/25 10,449 —
Euro ............. JPHQ Buy 2,140,000 2,332,557 2/05/25 — (112,830)
Euro ............. JPHQ Sell 310,000 328,727 2/05/25 7,178 —
Chilean Peso ...... HSBK Buy 100,000,000 111,431 2/14/25 — (10,926)
Norwegian Krone ... JPHQ Buy 3,900,000 355,023 2/19/25 — (12,458)
Norwegian Krone ... JPHQ Sell 3,900,000 341,338 2/19/25 — (1,228)
Australian Dollar .... MSCO Buy 2,040,000 1,319,380 3/06/25 — (56,628)
British Pound ...... HSBK Sell 1,240,000 1,579,049 3/12/25 27,491 —
British Pound ...... UBSW Sell 470,000 598,681 3/12/25 10,591 —
Japanese Yen ...... CITI Buy 146,000,000 986,250 3/13/25 — (50,866)
Japanese Yen ...... CITI Sell 46,000,000 295,786 3/13/25 1,076 —
Japanese Yen ...... JPHQ Buy 147,000,000 993,367 3/13/25 — (51,577)
Total Forward Exchange Contracts ................................................... $76,795 $(403,529)
Net unrealized appreciation (depreciation) ............................................ $(326,734)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
See Note  7  regarding other derivative information.
See Abbreviations on page 52 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $454,126,007
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 11,584,327
Value - Unaffiliated issuers .................................................................. $539,323,545
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 11,584,327
Cash .................................................................................... 838,505
Receivables:
Investment securities sold ................................................................... 7,424
Capital shares sold ........................................................................ 729,842
Dividends and interest ..................................................................... 2,174,750
European Union tax reclaims (Note 1 e ) ......................................................... 50,624
Deposits with brokers for:
Futures contracts ........................................................................ 1,078,788
Unrealized appreciation on OTC forward exchange contracts .......................................... 76,795
Other assets .............................................................................. 9,095
Total assets .......................................................................... 555,873,695
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,391,994
Capital shares redeemed ................................................................... 611,474
Management fees ......................................................................... 245,445
Distribution fees .......................................................................... 149,818
Trustees' fees and expenses ................................................................. 5
Variation margin on futures contracts ........................................................... 36,029
Unrealized depreciation on OTC forward exchange contracts .......................................... 403,529
Deferred taxes on unrealized appreciation ........................................................ 21,281
Accrued expenses and other liabilities ........................................................... 131,558
Total liabilities ......................................................................... 2,991,133
Net assets, at value ................................................................. $552,882,562
Net assets consist of:
Paid-in capital ............................................................................. $441,624,237
Total distributable earnings (losses) ............................................................. 111,258,325
Net assets, at value ................................................................. $552,882,562

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $1,067,310
Shares outstanding ........................................................................ 201,693
Net asset value and maximum offering price per share
a
............................................. $5.29
Class 2:
Net assets, at value ....................................................................... $207,664,625
Shares outstanding ........................................................................ 39,654,464
Net asset value and maximum offering price per share
a
............................................. $5.24
Class 4:
Net assets, at value ....................................................................... $344,150,627
Shares outstanding ........................................................................ 63,091,158
Net asset value and maximum offering price per share
a
............................................. $5.45
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $229,776)
Unaffiliated issuers ........................................................................ $5,597,459
Non-controlled affiliates (Note 3 e ) ............................................................. 600,038
Interest: (net of foreign taxes of $2,747)
Unaffiliated issuers ........................................................................ 8,898,421
Other income (Note 1 e ) ...................................................................... 1,799
Total investment income ................................................................... 15,097,717
Expenses:
Management fees (Note 3 a ) ................................................................... 3,164,436
Distribution fees: (Note 3c )
Class 2 ................................................................................ 545,969
Class 4 ................................................................................ 1,245,662
Custodian fees ............................................................................ 11,078
Reports to shareholders fees .................................................................. 9,957
Professional fees ........................................................................... 72,674
Trustees' fees and expenses .................................................................. 5,826
Interest expense ........................................................................... 1,012
Other .................................................................................... 119,861
Total expenses ......................................................................... 5,176,475
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (151,198)
Net expenses ......................................................................... 5,025,277
Net investment income ................................................................ 10,072,440
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $13,465)
Unaffiliated issuers ...................................................................... 24,269,453
Written options ........................................................................... 22,153
Foreign currency transactions ................................................................ (56,323)
Forward exchange contracts ................................................................. (146,090)
Futures contracts ......................................................................... 3,676,859
TBA sale commitments ..................................................................... (106,570)
Swap contracts ........................................................................... 257,939
Net realized gain (loss) .................................................................. 27,917,421
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 13,381,167
Translation of other assets and liabilities denominated in foreign currencies .............................. (31,749)
Written options ........................................................................... (307)
Forward exchange contracts ................................................................. (487,638)
Futures contracts ......................................................................... (746,914)
Swap contracts ........................................................................... (112,862)
Change in deferred taxes on unrealized appreciation ............................................... 7,407
Net change in unrealized appreciation (depreciation) ............................................ 12,009,104
Net realized and unrealized gain (loss) ............................................................ 39,926,525
Net increase (decrease) in net assets resulting from operations .......................................... $49,998,965

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Franklin Allocation VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,072,440 $9,843,624
Net realized gain (loss) ................................................. 27,917,421 (2,235,032)
Net change in unrealized appreciation (depreciation) ........................... 12,009,104 68,899,250
Net increase (decrease) in net assets resulting from operations ................ 49,998,965 76,507,842
Distributions to shareholders:
Class 1 ............................................................. (24,453) (25,224)
Class 2 ............................................................. (4,459,886) (6,929,031)
Class 4 ............................................................. (6,636,366) (9,970,207)
Total distributions to shareholders .......................................... (11,120,705) (16,924,462)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 203,661 64,532
Class 2 ............................................................. (29,429,959) (24,866,650)
Class 4 ............................................................. (35,020,317) (9,836,275)
Total capital share transactions ............................................ (64,246,615) (34,638,393)
Net increase (decrease) in net assets ................................... (25,368,355) 24,944,987
Net assets:
Beginning of year ....................................................... 578,250,917 553,305,930
End of year ........................................................... $552,882,562 $578,250,917

Franklin Templeton Variable Insurance Products Trust
39
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Allocation VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2024, 47.2% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
40
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
41
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2024, the Fund had OTC
derivatives in a net liability position of $337,313.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
42
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 7 regarding other derivative information.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
43
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from  securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
44
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 63,490 $318,346 43,100 $199,467
Shares issued in reinvestment of distributions .......... 4,748 24,453 5,378 25,224
Shares redeemed ............................... (26,190) (139,138) (34,224) (160,159)
Net increase (decrease) .......................... 42,048 $203,661 14,254 $64,532
Class 2 Shares:
Shares sold ................................... 1,011,554 $5,234,190 1,588,699 $7,371,791
Shares issued in reinvestment of distributions .......... 872,776 4,459,886 1,490,114 6,929,031
Shares redeemed ............................... (7,591,966) (39,124,035) (8,496,769) (39,167,472)
Net increase (decrease) .......................... (5,707,636) $(29,429,959) (5,417,956) $(24,866,650)
Class 4 Shares:
Shares sold ................................... 2,535,598 $13,685,761 4,245,776 $20,475,219
Shares issued in reinvestment of distributions .......... 1,247,437 6,636,366 2,059,960 9,970,207
Shares redeemed ............................... (10,303,681) (55,342,444) (8,395,238) (40,281,701)
Net increase (decrease) .......................... (6,520,646) $(35,020,317) (2,089,502) $(9,836,275)
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
45
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.55% per year of the average daily net assets of the Fund.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by Advisers and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the Fund's average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Brandywine Global Investment Management, LLC (Brandywine) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Western Asset Management Company, LLC (Western) Investment manager
Western Asset Management Company, Limited (Western London) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Subadvisors
Brandywine
ClearBridge
FT Institutional
Global Advisors
Western
Western London

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
46
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2024, the Fund utilized $3,402,714 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 , was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $13,390,903 $80,908,317 $(82,714,893) $— $— $11,584,327 11,584,327 $600,038
Total Affiliated Securities ... $13,390,903 $80,908,317 $(82,714,893) $— $— $11,584,327 $600,038
2024 2023
Distributions paid from:
Ordinary income .......................................................... $11,120,705 $7,674,532
Long term capital gain ...................................................... — 9,249,930
$11,120,705 $16,924,462
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
47
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, pass-through entity income, bond discounts and premiums and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$296,789,993 and $362,273,635, respectively.
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Cost of investments .......................................................................... $470,481,537
Unrealized appreciation ........................................................................ $112,087,638
Unrealized depreciation ........................................................................ (32,302,309)
Net unrealized appreciation (depreciation) .......................................................... $79,785,329
Distributable earnings:
Undistributed ordinary income ................................................................... $13,019,509
Undistributed long term capital gains .............................................................. 18,423,374
Total distributable earnings ..................................................................... $31,442,883
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
48
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
7. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 234,480
a
Variation margin on futures
contracts
$ 51,199
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
76,795 Unrealized depreciation on OTC
forward exchange contracts
403,529
Equity contracts ...........
Variation margin on futures
contracts
— Variation margin on futures
contracts
497,553
a
Total .................... $311,275 $952,281
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(21,545)
a
Investments $150
a
Written options 22,153 Written options (307)
Futures contracts 194,672 Futures contracts (21,661)
Swap contracts 160,089 Swap contracts (81,483)
Foreign exchange contracts .....
Forward exchange contracts (146,090) Forward exchange contracts (487,638)
Credit contracts ...............
Swap contracts 97,850 Swap contracts (31,379)
Equity contracts ..............
Futures contracts 3,482,187 Futures contracts (725,253)
Total ....................... $3,789,316 $(1,347,571)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
49
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
For the year ended December 31, 2024 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Franklin Allocation
VIP Fund
Futures contracts .......................... $ 47,856,777
Swap contracts ............................ 6,103,692
Forwards exchange contracts ................. 13,842,366
Options .................................. 792,308
7. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
50
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 6,179,608 $ 2,346,837 $ — $ 8,526,445
Air Freight & Logistics ................... — 1,105,696 — 1,105,696
Automobile Components ................. 73,626 1,051,758 — 1,125,384
Automobiles .......................... 2,964,156 2,058,456 — 5,022,612
Banks ............................... 8,816,658 8,170,792 — 16,987,450
Beverages ........................... 3,437,952 548,843 — 3,986,795
Biotechnology ......................... 3,874,005 1,332,780 — 5,206,785
Broadline Retail ....................... 9,989,022 1,338,187 — 11,327,209
Building Products ...................... 1,205,480 488,384 — 1,693,864
Capital Markets ........................ 6,559,693 3,239,562 — 9,799,255
Chemicals ........................... 6,566,571 2,244,549 — 8,811,120
Commercial Services & Supplies ........... 1,365,267 848,109 — 2,213,376
Communications Equipment .............. 2,866,280 134,410 — 3,000,690
Construction & Engineering ............... 283,233 348,014 — 631,247
Construction Materials .................. 2,051,356 875,878 — 2,927,234
Consumer Finance ..................... 3,218,455 — — 3,218,455
Consumer Staples Distribution & Retail ...... 3,234,478 1,701,103 — 4,935,581
Containers & Packaging ................. — 1,413,301 — 1,413,301
Diversified Consumer Services ............ 111,017 60,806 — 171,823
Diversified REITs ...................... — 138,915 — 138,915
Diversified Telecommunication Services ..... 928,105 1,000,546 — 1,928,651
Electric Utilities ........................ 3,031,038 839,354 — 3,870,392
Electrical Equipment .................... 1,658,686 903,454 — 2,562,140
Electronic Equipment, Instruments &
Components ........................ 1,481,242 514,133 — 1,995,375
Energy Equipment & Services ............. 50,141 249,693 — 299,834
Entertainment ......................... 3,866,507 1,156,275 — 5,022,782
Financial Services ...................... 11,491,888 751,775 — 12,243,663
Food Products ........................ 464,831 1,059,728 — 1,524,559
Gas Utilities .......................... — 246,590 — 246,590
Ground Transportation .................. 4,663,289 133,210 — 4,796,499
Health Care Equipment & Supplies ......... 7,038,563 2,319,415 — 9,357,978
Health Care Providers & Services .......... 7,471,489 403,359 — 7,874,848
Health Care REITs ..................... 127,592 — — 127,592
Health Care Technology ................. 272,274 87,895 — 360,169
Hotels, Restaurants & Leisure ............. 3,332,686 1,882,957 — 5,215,643
Household Durables .................... 220,830 1,755,221 — 1,976,051
Household Products .................... 1,038,645 — — 1,038,645
Independent Power and Renewable Electricity
Producers .......................... 684,340 779,173 — 1,463,513
Industrial Conglomerates ................ 449,879 968,388 — 1,418,267
Industrial REITs ....................... 288,306 155,325 — 443,631
Insurance ............................ 5,699,710 3,689,391 — 9,389,101
Interactive Media & Services .............. 12,180,411 835,080 — 13,015,491
IT Services ........................... 1,922,146 353,965 — 2,276,111
Leisure Products ....................... — 59,613 — 59,613
Life Sciences Tools & Services ............ 4,934,017 768,872 — 5,702,889
Machinery ............................ 6,829,996 2,890,303 — 9,720,299
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
51
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Marine Transportation ................... $ — $ 253,763 $ — $ 253,763
Media ............................... 1,860,105 161,606 — 2,021,711
Metals & Mining ....................... 760,620 898,672 — 1,659,292
Multi-Utilities .......................... 4,345,587 557,854 — 4,903,441
Oil, Gas & Consumable Fuels ............. 6,494,838 4,257,499 — 10,752,337
Paper & Forest Products ................. — 85,857 — 85,857
Passenger Airlines ..................... 85,547 128,079 — 213,626
Personal Care Products ................. 1,434,536 398,961 — 1,833,497
Pharmaceuticals ....................... 5,954,499 5,800,661 — 11,755,160
Professional Services ................... 700,471 1,939,105 — 2,639,576
Real Estate Management & Development .... 93,915 570,442 — 664,357
Residential REITs ...................... 195,063 — — 195,063
Retail REITs .......................... 809,042 139,534 — 948,576
Semiconductors & Semiconductor Equipment . 23,767,785 4,999,507 — 28,767,292
Software ............................. 27,493,007 1,887,952 — 29,380,959
Specialized REITs ...................... 1,489,959 — — 1,489,959
Specialty Retail ........................ 3,704,013 1,065,960 — 4,769,973
Technology Hardware, Storage & Peripherals . 10,586,861 1,327,092 — 11,913,953
Textiles, Apparel & Luxury Goods .......... 682,540 2,927,034 — 3,609,574
Tobacco ............................. 798,625 299,814 — 1,098,439
Trading Companies & Distributors .......... 2,044,784 843,068 — 2,887,852
Transportation Infrastructure .............. — 173,887 — 173,887
Wireless Telecommunication Services ....... 153,163 223,001 — 376,164
Preferred Stocks :
Household Products .................... 318,396 — — 318,396
Life Sciences Tools & Services ............ — 278,014 — 278,014
Limited Partnerships ...................... 1,935,978 — — 1,935,978
Corporate Bonds ........................ — 70,043,592 — 70,043,592
Foreign Government and Agency Securities .... — 5,060,286 — 5,060,286
U.S. Government and Agency Securities ....... — 107,774,439 — 107,774,439
Asset-Backed Securities ................... — 1,018,292 — 1,018,292
Commercial Mortgage-Backed Securities ...... — 1,599,806 — 1,599,806
Mortgage-Backed Securities ................ — 27,573,866 — 27,573,866
Municipal Bonds ......................... — 1,009,821 — 1,009,821
Short Term Investments ................... 15,236,470 491,041 — 15,727,511
Total Investments in Securities ........... $253,869,272 $297,038,600
a
$— $550,907,872
Other Financial Instruments:
Forward Exchange Contracts ............... $— $76,795 $— $76,795
Futures Contracts ....................... 234,480 — — 234,480
Total Other Financial Instruments ......... $234,480 $76,795 $— $311,275
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $403,529 $— $403,529
Futures Contracts ........................ 548,752 — — 548,752
Total Other Financial Instruments ......... $548,752 $403,529 $— $952,281
a
Includes foreign securities valued at $82,467,457, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
52
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
CITI
Citibank NA
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Cu r rency
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
EGP
Egyptian Pound
GBP
British Pound
HKD
Hong Kong Dollar
MXN
Mexican Peso
NZD
New Zealand Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
53
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Allocation VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
54
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,627,748
Interest Earned from Federal Obligations Note (1) $4,804,693

FFA P2 01/25
Franklin Allocation VIP Fund
55
franklintempleton.com
Annual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED JANUARY 28, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED MAY 1, 2024, OF
FRANKLIN ALLOCATION VIP FUND (THE “FUND”)
1. Effective March 31, 2025, Wylie Tollette is anticipated to retire and step down as a member of the Fund’s portfolio management team.
2. Effective January 31, 2025, the following changes are made to the Fund’s Summary
Prospectus, Prospectus and SAI:
a. The following is added to the section titled “Fund Summaries – Portfolio Managers” in the
Fund's Summary Prospectus and Prospectus:
Berkeley Belknap
Portfolio Manager of Advisers and portfolio manager of the Fund since January 2025.
b. The following is added to the section titled “Fund Details – Management” in the Fund’s
Prospectus:
Berkeley Belknap Portfolio Manager of Advisers
Ms. Belknap has been a co-lead portfolio manager of the Fund since January 2025. She joined Franklin Templeton in 2019.
c. The following replaces the seventh and eighth paragraphs in the section titled “Fund Details –
Management” in the Fund’s Prospectus:
Jacqueline Kenney, CFA Portfolio Manager of Advisers
Ms. Kenney has been a co-lead portfolio manager of the Fund since January 2025 and portfolio manager of the
Fund since 2022. She joined Franklin Templeton in 2010.
As co-lead portfolio managers of the Fund, Messrs. Nelson and Tollette and Mses. Belknap and Kenney are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, the implementation of the Fund's asset allocation strategy, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Franklin Allocation VIP Fund
56
franklintempleton.com
Annual Report
d. The following is added to the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:
*Information is provided as of December 31, 2024.
e. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:
As of December 31, 2024, Berkeley Belknap did not own any shares of the Fund.
Please retain this supplement for future reference.
Name Type of Account
Number
of
Accounts
Managed
Total Assets
Managed (x
$1 million)
Number of
Accounts
Managed
for which
Advisory Fee
is Performance
Based
Assets Managed
for which
Advisory Fee
is Performance
Based (x $1
million)
Berkeley
Belknap*
Registered Investment
Companies
Other Pooled Investment
Vehicles
Other Accounts
14
41
13
5,513.8
7,215.2
2,839.1
None
None
None
None
None
None

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
57
franklintempleton.com
Annual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund
(Fund)
At a meeting held on December 11, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable Insurance
Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment
Company Act of 1940) (Independent Trustees), reviewed and approved (i) a new investment sub-advisory agreement between
Franklin Advisers, Inc. (Manager), the Fund’s investment manager, and Franklin Templeton Institutional, LLC (Sub-Adviser),
an affiliate of the Manager, on behalf of the Fund with respect to the Sub-Adviser’s Franklin U.S. Treasury Securities Strategy
(Treasury Strategy) for an initial two-year period (New Sub-Advisory Agreement); and (ii) an amendment to an existing investment sub-advisory agreement between the Manager and the Sub-Adviser with respect to its Franklin U.S. Core Bond
Strategy (Bond Strategy) (Amended Sub-Advisory Agreement), both effective on December 12, 2024 (together, the Sub-
Advisory Agreements). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreements.
The Board reviewed and considered information provided by the Manager at the Meeting with respect to the Sub-Advisory
Agreements. The Board also reviewed and considered the factors it deemed relevant in approving the Sub-Advisory
Agreements, including, but not limited to: (i) the nature, extent, and quality of the services currently provided and to be provided by the Sub-Adviser; and (ii) the costs of the services currently provided and to be provided by the Sub-Adviser. The
Board further reviewed and considered information provided by management showing the expected impact of the New Sub-
Advisory Agreement on the Manager’s profitability consistent with the Order (as defined below). The Board also considered that management proposed that the Board approve the Sub-Advisory Agreements in connection with the portfolio management team changes and enhancements. The Board reviewed and further considered the form of Sub-Advisory Agreements and the terms of the Sub-Advisory Agreements, which were discussed at the Meeting, noting that the terms and conditions of the Sub-
Advisory Agreements were substantially similar (except with respect to the sub-advisory fee) to the terms and conditions of sub-advisory agreements for other Franklin Templeton (FT) mutual funds.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
58
franklintempleton.com
Annual Report
In approving the New Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives an inappropriate advantage. The Board also determined, through the exercise of its business judgment, that the terms of the New Sub-Advisory
Agreement are fair and reasonable. In approving the Amended Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Amended Sub-
Advisory Agreement are fair and reasonable and that the continuance of the Amended Sub-Advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided and currently being provided by the Sub-Adviser and its affiliates to the Fund and its shareholders. In doing so, the Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order)
granted to the Manager by the U.S. Securities and Exchange Commission, whereby the Manager and the Fund may, without shareholder approval, enter into and amend sub-advisory agreements with sub-advisers that are indirect or direct wholly owned subsidiaries of Franklin Resources, Inc. (FRI). In particular, with respect to the Sub-Adviser and its implementation of the Treasury Strategy, the Board took into account that the new portfolio manager proposed to serve as a portfolio manager for the Fund is an employee of the Sub-Adviser. With respect to the Sub-Adviser’s Bond Strategy, the Board took into account the Manager’s enhanced portfolio management resources as a result of the acquisition of the parent company of Putnam
Investment Management and the resulting revised apportionment of advisory services and responsibilities as between the
Manager and the Sub-Adviser. The Board reviewed and considered information regarding the nature, quality and extent of investment sub-advisory services currently provided and to be provided by the Sub-Adviser to the Fund and its shareholders under the Sub-Advisory Agreements; the Sub-Adviser’s experience as a manager of other funds and accounts, including those within the FT organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Adviser and the Sub-Adviser’s capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-Adviser, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services currently provided and to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
The Board noted its review and consideration of and conclusions made regarding the performance results of the Fund in connection with the April 2024 annual contract renewal (Annual Contract Renewal) of the Fund’s investment management agreement and existing investment sub-advisory agreements and at regular Board meetings throughout the year.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the investment sub-advisory fees to be charged by the Sub-Adviser with respect to each strategy implemented by the Sub-Adviser, including the reduction in the sub-advisory fee with respect to the Bond Strategy as a result of the revised apportionment of advisory services and responsibilities as between the Manager and the Sub-Adviser for such strategy. The Board noted that these investment sub-advisory fees will have no impact on the amount of management fees that are currently paid by the Fund as the Sub-Adviser will continue to be paid by the Manager

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
59
franklintempleton.com
Annual Report
out of the management fee that the Manager receives from the Fund. The Board further noted that the reallocation of the fees between the Manager and the Sub-Adviser reflected the reallocation of responsibilities of and services provided and to be provided by the Sub-Adviser pursuant to the Sub-Advisory Agreements. The Board concluded that the proposed investment sub-advisory fees to be paid to the Sub-Adviser are reasonable.
Management Profitability and Economies of Scale
The Board noted management’s representation that the Manager’s profitability is not expected to materially change as a result of the addition of the new services to be provided by the Sub-Adviser pursuant to the New Sub-Advisory Agreement. The
Board determined that its conclusions regarding profitability and economies of scale reached in connection with the Annual
Contract Renewal had not changed as a result of the proposal to approve the Sub-Advisory Agreements.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the New Sub-Advisory Agreement for an initial two-year period and the
Amended Sub-Advisory Agreement both effective on December 12, 2024.

11536-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
DynaTech VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 20
Tax Information 21
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of Shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.27 $2.96 $11.85 $10.92 $8.06
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.02) (0.01) (0.02) (0.08) (0.03)
Net realized and unrealized gains (losses) ........... 1.32 1.32 (4.52) 1.79 3.47
Total from investment operations .................... 1.30 1.31 (4.54) 1.71 3.44
Less distributions from:
Net realized gains ............................. — — (4.35) (0.78) (0.58)
Net asset value, end of year ....................... $5.57 $4.27 $2.96 $11.85 $10.92
Total return
c
................................... 30.44% 43.77% (39.96)% 16.14% 44.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.90% 0.91% 1.03% 1.31%
Expenses net of waiver and payments by affiliates ....... 0.87%
d
0.89%
e
0.90%
e
0.96% 0.96%
e
Net investment (loss) ............................ (0.48)% (0.41)% (0.49)% (0.71)% (0.36)%
Supplemental data
Net assets , end of year (000’s) ..................... $151,113 $125,878 $74,486 $139,784 $125,731
Portfolio turnover rate ............................ 21.64% 22.25% 34.99% 74.97% 15.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $3.73 $2.59 $11.23 $10.40 $7.71
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.03) (0.02) (0.03) (0.09) (0.04)
Net realized and unrealized gains (losses) ........... 1.16 1.16 (4.26) 1.70 3.31
Total from investment operations .................... 1.13 1.14 (4.29) 1.61 3.27
Less distributions from:
Net realized gains ............................. — — (4.35) (0.78) (0.58)
Net asset value, end of year ....................... $4.86 $3.73 $2.59 $11.23 $10.40
Total return
c
................................... 30.29% 44.02% (40.20)% 16.09% 44.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 1.00% 1.01% 1.13% 1.41%
Expenses net of waiver and payments by affiliates ....... 0.97%
d
1.00%
d,e
1.00%
e
1.06% 1.06%
e
Net investment (loss) ............................ (0.58)% (0.50)% (0.59)% (0.81)% (0.47)%
Supplemental data
Net assets , end of year (000’s) ..................... $27,913 $25,919 $20,496 $36,515 $38,425
Portfolio turnover rate ............................ 21.64% 22.25% 34.99% 74.97% 15.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin DynaTech VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 100.0%
Aerospace & Defense 2.1%
a
Axon Enterprise, Inc. ................................. United States 6,354 $ 3,776,309
a
Kratos Defense & Security Solutions, Inc. ................. United States 2,020 53,288
3,829,597
Automobiles 2.9%
a
Tesla, Inc. ......................................... United States 12,734 5,142,499
Biotechnology 2.0%
a
ADMA Biologics, Inc. ................................. United States 870 14,920
a
Argenx SE ........................................ Netherlands 938 579,414
a
Ascendis Pharma A/S , ADR ........................... Denmark 733 100,912
a
BioNTech SE , ADR .................................. Germany 848 96,630
a
Crinetics Pharmaceuticals, Inc. ......................... United States 3,855 197,106
a
Insmed, Inc. ....................................... United States 2,023 139,668
a
Krystal Biotech, Inc. ................................. United States 676 105,902
a
Natera, Inc. ........................................ United States 8,226 1,302,176
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 780 32,814
a
United Therapeutics Corp. ............................. United States 1,369 483,038
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,394 561,364
3,613,944
Broadline Retail 9.8%
a
Amazon.com, Inc. ................................... United States 68,601 15,050,373
a
Global-e Online Ltd. ................................. Israel 2,056 112,114
a
MercadoLibre, Inc. .................................. Brazil 1,372 2,333,004
17,495,491
Capital Markets 1.6%
a
Coinbase Global, Inc. , A .............................. United States 1,699 421,862
Moody's Corp. ...................................... United States 1,045 494,672
MSCI, Inc. , A ....................................... United States 335 201,003
Tradeweb Markets, Inc. , A ............................. United States 13,744 1,799,364
2,916,901
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 8,537 943,595
Construction & Engineering 0.9%
Quanta Services, Inc. ................................ United States 4,812 1,520,833
Diversified Consumer Services 0.1%
a
Duolingo, Inc. , A .................................... United States 689 223,394
Electrical Equipment 0.3%
GE Vernova, Inc. .................................... United States 1,045 343,732
Vertiv Holdings Co. , A ................................ United States 2,076 235,854
579,586
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. , A .................................. United States 9,036 627,550
a
Celestica, Inc. ...................................... Canada 6,878 634,839
Keyence Corp. ..................................... Japan 688 279,653
a
Zebra Technologies Corp. , A ........................... United States 329 127,066
1,669,108
Energy Equipment & Services 0.4%
Baker Hughes Co. , A ................................. United States 6,913 283,571
a
Oceaneering International, Inc. ......................... United States 6,720 175,258
TechnipFMC plc .................................... United Kingdom 8,686 251,373
710,202

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 1.0%
a
Netflix, Inc. ........................................ United States 1,208 $ 1,076,715
a
ROBLOX Corp. , A ................................... United States 390 22,565
a
Sea Ltd. , ADR ...................................... Singapore 2,287 242,651
a
Spotify Technology SA ................................ United States 846 378,483
1,720,414
Financial Services 4.7%
a
Block, Inc. , A ....................................... United States 1,349 114,651
Mastercard, Inc. , A .................................. United States 11,658 6,138,753
a
Toast, Inc. , A ....................................... United States 1,271 46,328
Visa, Inc. , A ........................................ United States 6,868 2,170,563
8,470,295
Ground Transportation 0.2%
a
Uber Technologies, Inc. ............................... United States 6,891 415,665
Health Care Equipment & Supplies 3.0%
a
Boston Scientific Corp. ............................... United States 3,494 312,084
a
Cooper Cos., Inc. (The) ............................... United States 680 62,512
a
Globus Medical, Inc. , A ............................... United States 648 53,596
Hoya Corp. ........................................ Japan 545 67,638
a
IDEXX Laboratories, Inc. .............................. United States 1,371 566,826
a
Intuitive Surgical, Inc. ................................ United States 7,211 3,763,854
a
PROCEPT BioRobotics Corp. .......................... United States 4,398 354,127
Stryker Corp. ...................................... United States 357 128,538
5,309,175
Health Care Providers & Services 0.5%
a
HealthEquity, Inc. ................................... United States 3,462 332,179
UnitedHealth Group, Inc. .............................. United States 1,047 529,635
861,814
Health Care Technology 0.5%
a
Doximity, Inc. , A .................................... United States 5,691 303,842
Pro Medicus Ltd. .................................... Australia 3,455 533,703
a
Veeva Systems, Inc. , A ............................... United States 383 80,526
918,071
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc. ............................... United States 345 1,714,105
a
DoorDash, Inc. , A ................................... United States 6,929 1,162,340
a
MakeMyTrip Ltd. .................................... India 3,712 416,783
3,293,228
Interactive Media & Services 10.1%
Alphabet, Inc. , A .................................... United States 48,022 9,090,565
Meta Platforms, Inc. , A ............................... United States 15,441 9,040,860
18,131,425
IT Services 2.9%
a
Cloudflare, Inc. , A ................................... United States 5,894 634,666
a
Gartner, Inc. ....................................... United States 1,215 588,631
a
GoDaddy, Inc. , A .................................... United States 897 177,041
a
MongoDB, Inc. , A ................................... United States 670 155,983
a
Shopify, Inc. , A ..................................... Canada 32,986 3,510,750
a
Wix.com Ltd. ....................................... Israel 840 180,222
5,247,293

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 1.8%
Danaher Corp. ..................................... United States 6,220 $ 1,427,801
a,b
Tempus AI, Inc. , A ................................... United States 4,251 143,514
Thermo Fisher Scientific, Inc. .......................... United States 3,076 1,600,227
3,171,542
Media 0.3%
a
Trade Desk, Inc. (The) , A .............................. United States 4,426 520,188
Pharmaceuticals 2.1%
Eli Lilly & Co. ...................................... United States 4,466 3,447,752
a
Intra-Cellular Therapies, Inc. ........................... United States 1,360 113,587
a
Ligand Pharmaceuticals, Inc. ........................... United States 1,077 115,401
3,676,740
Professional Services 0.2%
Leidos Holdings, Inc. ................................. United States 894 128,790
Verisk Analytics, Inc. , A ............................... United States 922 253,946
382,736
Semiconductors & Semiconductor Equipment 21.0%
a
Advanced Micro Devices, Inc. .......................... United States 10,332 1,248,002
Analog Devices, Inc. ................................. United States 6,872 1,460,025
Applied Materials, Inc. ................................ United States 730 118,720
a
ARM Holdings plc , ADR .............................. United States 667 82,281
ASM International NV ................................ Netherlands 1,383 799,631
ASML Holding NV , ADR .............................. Netherlands 2,051 1,421,507
Broadcom, Inc. ..................................... United States 24,018 5,568,333
Intel Corp. ......................................... United States 1,531 30,697
KLA Corp. ......................................... United States 1,384 872,086
Lam Research Corp. ................................. United States 13,683 988,323
Marvell Technology, Inc. .............................. United States 340 37,553
Monolithic Power Systems, Inc. ......................... United States 2,422 1,433,097
NVIDIA Corp. ...................................... United States 164,358 22,071,636
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 6,906 1,363,866
37,495,757
Software 25.7%
a
Agilysys, Inc. ....................................... United States 2,050 270,006
a
Appfolio, Inc. , A ..................................... United States 1,406 346,888
a
AppLovin Corp. , A ................................... United States 4,479 1,450,435
a
Aspen Technology, Inc. ............................... United States 1,025 255,871
a
Cadence Design Systems, Inc. ......................... United States 13,742 4,128,921
a
Clearwater Analytics Holdings, Inc. , A .................... United States 5,230 143,930
a
Confluent, Inc. , A .................................... United States 1,270 35,509
Constellation Software, Inc. ............................ Canada 514 1,589,400
a
Crowdstrike Holdings, Inc. , A ........................... United States 689 235,748
a
Datadog, Inc. , A .................................... United States 3,459 494,257
a
Descartes Systems Group, Inc. (The) .................... Canada 6,835 776,456
a
Fair Isaac Corp. .................................... United States 333 662,980
a
Fortinet, Inc. ....................................... United States 2,118 200,109
a
Gitlab, Inc. , A ...................................... United States 1,090 61,421
a
Guidewire Software, Inc. .............................. United States 1,526 257,253
a
HubSpot, Inc. ...................................... United States 2,055 1,431,862
Intuit, Inc. ......................................... United States 4,471 2,810,024
a
Klaviyo, Inc. , A ..................................... United States 6,955 286,824
a,b
Life360, Inc. ....................................... United States 3,510 144,858
a,c
Lumine Group, Inc. , Reg S ............................ Canada 3,589 102,718
a
Manhattan Associates, Inc. ............................ United States 2,401 648,846
Microsoft Corp. ..................................... United States 30,884 13,017,606

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Monday.com Ltd. .................................... United States 3,431 $ 807,795
a
Palantir Technologies, Inc. , A ........................... United States 3,406 257,596
a
Palo Alto Networks, Inc. .............................. United States 13,804 2,511,776
a
Q2 Holdings, Inc. ................................... United States 730 73,474
Salesforce, Inc. ..................................... United States 2,765 924,422
a
Samsara, Inc. , A .................................... United States 8,660 378,355
a
ServiceNow, Inc. .................................... United States 6,855 7,267,123
a,b
ServiceTitan, Inc. , A ................................. United States 1,761 181,154
a
SPS Commerce, Inc. ................................. United States 666 122,537
a
Synopsys, Inc. ..................................... United States 6,853 3,326,172
a
Tyler Technologies, Inc. ............................... United States 1,199 691,391
a
Vertex, Inc. , A ...................................... United States 2,326 124,092
46,017,809
Specialty Retail 0.1%
a
Carvana Co. , A ..................................... United States 874 177,737
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc. ........................................ United States 17,889 4,479,763
Trading Companies & Distributors 0.1%
Fastenal Co. ....................................... United States 1,416 101,825
Total Common Stocks (Cost $ 79,761,639 ) ....................................
179,036,627
Warrants
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 341 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 79,761,639 ) ..............................
179,036,627
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 114,911 114,911
Total Money Market Funds (Cost $ 114,911 ) ...................................
114,911

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 19 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 436,190 $ 436,190
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 436,190 ) ...........................................................
436,190
Total Short Term Investments (Cost $ 551,101 ) ................................
551,101
a
Total Investments (Cost $ 80,312,740 ) 100.3% .................................
$179,587,728
Other Assets, less Liabilities (0.3) % .........................................
(561,788)
Net Assets 100.0% .........................................................
$179,025,940
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2024. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the value of this security was $102,718, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin
DynaTech VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $79,761,639
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 551,101
Value - Unaffiliated issuers (Includes securities loaned of $ 423,442 ) ................................... $179,036,627
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 551,101
Cash .................................................................................... 12,859
Foreign currency, at value (cost $ 1,145 ) .......................................................... 1,098
Receivables:
Investment securities sold ................................................................... 91,579
Capital shares sold ........................................................................ 6,406
Dividends ............................................................................... 30,432
Total assets .......................................................................... 179,730,102
Liabilities:
Payables:
Capital shares redeemed ................................................................... 94,096
Management fees ......................................................................... 89,263
Distribution fees .......................................................................... 41,685
Trustees' fees and expenses ................................................................. 37
Payable upon return of securities loaned (Note 1 c ) .................................................. 436,190
Accrued expenses and other liabilities ........................................................... 42,891
Total liabilities ......................................................................... 704,162
Net assets, at value ................................................................. $179,025,940
Net assets consist of:
Paid-in capital ............................................................................. $84,915,718
Total distributable earnings (losses) ............................................................. 94,110,222
Net assets, at value ................................................................. $179,025,940
Franklin
DynaTech VIP
Fund
Class 2:
Net assets, at value ....................................................................... $151,112,946
Shares outstanding ........................................................................ 27,135,797
Net asset value and maximum offering price per share
a
............................................. $5.57
Class 4:
Net assets, at value ....................................................................... $27,912,994
Shares outstanding ........................................................................ 5,745,222
Net asset value and maximum offering price per share
a
............................................. $4.86
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin
DynaTech VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $8,014)
Unaffiliated issuers ........................................................................ $566,908
Non-controlled affiliates (Note 3 e ) ............................................................. 57,061
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 31,935
Non-controlled affiliates (Note 3 e ) ............................................................. 3,712
Total investment income ................................................................... 659,616
Expenses:
Management fees (Note 3 a ) ................................................................... 984,816
Distribution fees: (Note 3c )
Class 2 ................................................................................ 358,373
Class 4 ................................................................................ 96,649
Custodian fees ............................................................................ 2,266
Professional fees ........................................................................... 62,887
Trustees' fees and expenses .................................................................. 2,044
Other .................................................................................... 4,556
Total expenses ......................................................................... 1,511,591
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (4,417)
Net expenses ......................................................................... 1,507,174
Net investment income (loss) ............................................................ (847,558)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 14,622,486
Foreign currency transactions ................................................................ (2,274)
Net realized gain (loss) .................................................................. 14,620,212
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 30,637,886
Translation of other assets and liabilities denominated in foreign currencies .............................. (162)
Net change in unrealized appreciation (depreciation) ............................................ 30,637,724
Net realized and unrealized gain (loss) ............................................................ 45,257,936
Net increase (decrease) in net assets resulting from operations .......................................... $44,410,378

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin DynaTech VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(847,558) $(553,793)
Net realized gain (loss) ................................................. 14,620,212 (6,432,466)
Net change in unrealized appreciation (depreciation) ........................... 30,637,724 52,425,827
Net increase (decrease) in net assets resulting from operations ................ 44,410,378 45,439,568
Capital share transactions: (Note 2 )
Class 2 ............................................................. (11,898,394) 14,420,552
Class 4 ............................................................. (5,283,171) (3,045,460)
Total capital share transactions ............................................ (17,181,565) 11,375,092
Net increase (decrease) in net assets ................................... 27,228,813 56,814,660
Net assets:
Beginning of year ....................................................... 151,797,127 94,982,467
End of year ........................................................... $179,025,940 $151,797,127

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin DynaTech VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin DynaTech VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares:
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the  Fund  are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.576% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 3,531,381 $17,710,587 10,959,693 $38,279,397
Shares redeemed ............................... (5,870,267) (29,608,981) (6,623,355) (23,858,845)
Net increase (decrease) .......................... (2,338,886) $(11,898,394) 4,336,338 $14,420,552
Class 4 Shares:
Shares sold ................................... 457,236 $2,010,540 953,967 $3,133,365
Shares redeemed ............................... (1,661,255) (7,293,711) (1,917,498) (6,178,825)
Net increase (decrease) .......................... (1,204,019) $(5,283,171) (963,531) $(3,045,460)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.630% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.71%, based on the average net assets of each class until April 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $1,788,799 $26,899,547 $(28,573,435) $— $— $114,911 114,911 $57,061
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $— $2,079,098 $(1,642,908) $— $— $436,190 436,190 $3,712
Total Affiliated Securities ... $1,788,799 $28,978,645 $(30,216,343) $— $— $551,101 $60,773
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
During the year ended December 31, 2024, the Fund utilized $14,018,347 of capital loss carryforwards.
At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$36,456,884 and $52,842,205, respectively.
At December 31, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received
$436,190 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,172,717
Cost of investments .......................................................................... $81,304,765
Unrealized appreciation ........................................................................ $100,072,935
Unrealized depreciation ........................................................................ (1,789,972)
Net unrealized appreciation (depreciation) .......................................................... $98,282,963

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 3,829,597 $ — $ — $ 3,829,597
Automobiles .......................... 5,142,499 — — 5,142,499
Biotechnology ......................... 3,034,530 579,414 — 3,613,944
Broadline Retail ....................... 17,495,491 — — 17,495,491
Capital Markets ........................ 2,916,901 — — 2,916,901
Communications Equipment .............. 943,595 — — 943,595
Construction & Engineering ............... 1,520,833 — — 1,520,833
Diversified Consumer Services ............ 223,394 — — 223,394
Electrical Equipment .................... 579,586 — — 579,586
Electronic Equipment, Instruments &
Components ........................ 1,389,455 279,653 — 1,669,108
Energy Equipment & Services ............. 710,202 — — 710,202
Entertainment ......................... 1,720,414 — — 1,720,414
Financial Services ...................... 8,470,295 — — 8,470,295
Ground Transportation .................. 415,665 — — 415,665
Health Care Equipment & Supplies ......... 5,241,537 67,638 — 5,309,175
Health Care Providers & Services .......... 861,814 — — 861,814
Health Care Technology ................. 384,368 533,703 — 918,071
Hotels, Restaurants & Leisure ............. 3,293,228 — — 3,293,228
Interactive Media & Services .............. 18,131,425 — — 18,131,425
IT Services ........................... 5,247,293 — — 5,247,293
Life Sciences Tools & Services ............ 3,171,542 — — 3,171,542
Media ............................... 520,188 — — 520,188
Pharmaceuticals ....................... 3,676,740 — — 3,676,740
Professional Services ................... 382,736 — — 382,736
Semiconductors & Semiconductor Equipment . 36,696,126 799,631 — 37,495,757
Software ............................. 46,017,809 — — 46,017,809
Specialty Retail ........................ 177,737 — — 177,737
Technology Hardware, Storage & Peripherals . 4,479,763 — — 4,479,763
Trading Companies & Distributors .......... 101,825 — — 101,825
Warrants ............................... — — —
a
—
Short Term Investments ................... 551,101 — — 551,101
Total Investments in Securities ........... $177,327,689 $2,260,039
b
$— $179,587,728
a
Includes financial instruments determined to have no value.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the year.
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
b
Includes foreign securities valued at $2,260,039, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
20
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin DynaTech VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
DynaTech VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
21
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $498,106

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4410-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Global Real Estate VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 18
Tax Information 19
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.01 $12.01 $18.06 $14.66 $17.99
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.30 0.21 0.19 0.39
Net realized and unrealized gains (losses) ........... (0.29) 1.07 (4.83) 3.76 (1.59)
Total from investment operations .................... (0.01) 1.37 (4.62) 3.95 (1.20)
Less distributions from:
Net investment income .......................... (0.26) (0.37) (0.39) (0.18) (0.54)
Net realized gains ............................. — — (1.04) (0.37) (1.59)
Total distributions ............................... (0.26) (0.37) (1.43) (0.55) (2.13)
Net asset value, end of year ....................... $12.74 $13.01 $12.01 $18.06 $14.66
Total return
c
................................... 0.03% 11.68% (25.92)% 27.20% (5.17)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.16% 1.14% 1.16% 1.24%
Expenses net of waiver and payments by affiliates ....... 1.00% 1.00%
d
1.00%
d
1.00%
d
1.00%
d
Net investment income ........................... 2.15% 2.49% 1.50% 1.14% 2.73%
Supplemental data
Net assets , end of year (000’s) ..................... $695 $709 $727 $1,001 $966
Portfolio turnover rate ............................ 38.41% 18.27% 15.44% 26.48% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.55 $11.59 $17.47 $14.21 $17.50
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.26 0.17 0.14 0.35
Net realized and unrealized gains (losses) ........... (0.28) 1.04 (4.66) 3.63 (1.56)
Total from investment operations .................... (0.05) 1.30 (4.49) 3.77 (1.21)
Less distributions from:
Net investment income .......................... (0.23) (0.34) (0.35) (0.14) (0.49)
Net realized gains ............................. — — (1.04) (0.37) (1.59)
Total distributions ............................... (0.23) (0.34) (1.39) (0.51) (2.08)
Net asset value, end of year ....................... $12.27 $12.55 $11.59 $17.47 $14.21
Total return
c
................................... (0.32)% 11.43% (26.06)% 26.79% (5.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.41% 1.40% 1.41% 1.48%
Expenses net of waiver and payments by affiliates ....... 1.25% 1.25%
d
1.25%
d
1.25%
d
1.25%
d
Net investment income ........................... 1.88% 2.23% 1.24% 0.88% 2.47%
Supplemental data
Net assets , end of year (000’s) ..................... $101,968 $110,116 $108,583 $154,411 $134,051
Portfolio turnover rate ............................ 38.41% 18.27% 15.44% 26.48% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Global Real Estate VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Diversified REITs 3.7%
British Land Co. plc (The) ............................. United Kingdom 271,682 $ 1,224,699
KDX Realty Investment Corp. .......................... Japan 903 857,252
a
Star Asia Investment Corp. ............................ Japan 2,283 747,609
Stockland ......................................... Australia 327,045 970,032
3,799,592
Diversified Telecommunication Services 0.7%
b
Cellnex Telecom SA , 144A , Reg S ....................... Spain 22,463 709,529
Health Care Providers & Services 1.1%
Chartwell Retirement Residences ....................... Canada 105,984 1,111,857
Health Care REITs 10.3%
American Healthcare REIT, Inc. ......................... United States 31,088 883,521
Sabra Health Care REIT, Inc. .......................... United States 55,243 956,809
Ventas, Inc. ........................................ United States 40,775 2,401,240
Welltower, Inc. ..................................... United States 50,019 6,303,894
10,545,464
Hotel & Resort REITs 3.1%
Host Hotels & Resorts, Inc. ............................ United States 42,399 742,830
a
Japan Hotel REIT Investment Corp. ...................... Japan 1,980 884,940
Ryman Hospitality Properties, Inc. ....................... United States 8,820 920,279
Sunstone Hotel Investors, Inc. .......................... United States 52,756 624,631
3,172,680
Household Durables 0.5%
Taylor Wimpey plc ................................... United Kingdom 318,390 484,591
Industrial REITs 12.2%
Americold Realty Trust, Inc. ............................ United States 44,759 957,842
EastGroup Properties, Inc. ............................ United States 6,667 1,069,987
Goodman Group .................................... Australia 146,853 3,228,116
a
LaSalle Logiport REIT ................................ Japan 904 816,305
Prologis, Inc. ....................................... United States 47,501 5,020,856
Rexford Industrial Realty, Inc. .......................... United States 26,100 1,009,026
Segro plc ......................................... United Kingdom 55,005 482,453
12,584,585
Office REITs 4.8%
Cousins Properties, Inc. .............................. United States 49,097 1,504,332
Derwent London plc ................................. United Kingdom 29,847 731,989
Gecina SA ........................................ France 12,577 1,178,279
Vornado Realty Trust ................................. United States 35,615 1,497,255
4,911,855
Real Estate Management & Development 12.2%
CapitaLand Investment Ltd. ............................ Singapore 490,737 940,773
a
Catena AB ........................................ Sweden 19,660 842,344
a
Cibus Nordic Real Estate AB publ ....................... Sweden 47,616 759,361
b
CTP NV , 144A , Reg S ................................ Netherlands 76,601 1,180,686
a,c
Fastighets AB Balder , B ............................... Sweden 175,588 1,222,048
a
Mitsui Fudosan Co. Ltd. .............................. Japan 434,581 3,475,488
a
Sun Hung Kai Properties Ltd. .......................... Hong Kong 145,190 1,381,532
c
TAG Immobilien AG .................................. Germany 71,687 1,061,450
Vonovia SE ........................................ Germany 56,591 1,722,793
12,586,475

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 16.5%
American Homes 4 Rent , A ............................ United States 74,547 $ 2,789,549
AvalonBay Communities, Inc. .......................... United States 17,585 3,868,172
Boardwalk Real Estate Investment Trust .................. Canada 21,055 941,100
Camden Property Trust ............................... United States 23,545 2,732,162
a
Comforia Residential REIT, Inc. ......................... Japan 307 541,759
Equity LifeStyle Properties, Inc. ......................... United States 30,749 2,047,883
Killam Apartment Real Estate Investment Trust ............. Canada 73,750 877,335
UDR, Inc. ......................................... United States 32,458 1,409,002
UNITE Group plc (The) ............................... United Kingdom 167,241 1,692,198
16,899,160
Retail REITs 16.6%
Brixmor Property Group, Inc. ........................... United States 68,264 1,900,470
Carmila SA ........................................ France 47,703 791,599
Curbline Properties Corp. ............................. United States 26,770 621,599
First Capital Real Estate Investment Trust ................. Canada 51,855 611,820
Frasers Centrepoint Trust ............................. Singapore 702,204 1,083,518
NETSTREIT Corp. .................................. United States 73,531 1,040,464
Realty Income Corp. ................................. United States 79,443 4,243,051
Regency Centers Corp. ............................... United States 29,073 2,149,367
Shaftesbury Capital plc ............................... United Kingdom 515,574 810,036
Simon Property Group, Inc. ............................ United States 14,469 2,491,706
Vicinity Ltd. ........................................ Australia 999,814 1,295,789
17,039,419
Specialized REITs 17.3%
CubeSmart ........................................ United States 30,628 1,312,410
Digital Realty Trust, Inc. .............................. United States 26,730 4,740,031
Equinix, Inc. ....................................... United States 6,554 6,179,701
Extra Space Storage, Inc. ............................. United States 24,331 3,639,918
National Storage REIT ............................... Australia 462,239 667,443
Shurgard Self Storage Ltd. ............................ Belgium 19,167 711,101
Weyerhaeuser Co. .................................. United States 17,567 494,511
17,745,115
Total Common Stocks (Cost $ 76,530,551 ) ....................................
101,590,322

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
Short Term Investments 1.5%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.5%
d
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value
$ 1,548,476 )
BNP Paribas Securities Corp. (Maturity Value $754,371)
Deutsche Bank Securities, Inc. (Maturity Value $492,353)
HSBC Securities (USA), Inc. (Maturity Value $301,752)
Collateralized by U.S. Government Agency Securities, 1.78%
- 6%, 6/18/35 - 10/20/54; U.S. Government Agency Strips,
11/15/53; U.S. Treasury Notes, 3.75%, 12/31/28; and U.S.
Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 1,579,196 ) ...................................... 1,548,096 $ 1,548,096
Total Repurchase Agreements (Cost $ 1,548,096 ) ..............................
1,548,096
Total Short Term Investments (Cost $ 1,548,096 ) ...............................
1,548,096
a
Total Investments (Cost $ 78,078,647 ) 100.5% .................................
$103,138,418
Other Assets, less Liabilities (0.5) % .........................................
(475,036)
Net Assets 100.0% .........................................................
$102,663,382
a a a
See Abbreviations on page 17 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $1,890,215, representing 1.8% of net assets.
c
Non-income producing.
d
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $76,530,551
Cost - Unaffiliated repurchase agreements ...................................................... 1,548,096
Value - Unaffiliated issuers .................................................................. $101,590,322
Value - Unaffiliated repurchase agreements ...................................................... 1,548,096
Cash .................................................................................... 34,122
Receivables:
Investment securities sold ................................................................... 1,476,116
Capital shares sold ........................................................................ 9,819
Dividends and interest ..................................................................... 413,557
Total assets .......................................................................... 105,072,032
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,233,524
Capital shares redeemed ................................................................... 4,422
Management fees ......................................................................... 78,470
Distribution fees .......................................................................... 22,155
Trustees' fees and expenses ................................................................. 33
Accrued expenses and other liabilities ........................................................... 70,046
Total liabilities ......................................................................... 2,408,650
Net assets, at value ................................................................. $102,663,382
Net assets consist of:
Paid-in capital ............................................................................. $81,385,523
Total distributable earnings (losses) ............................................................. 21,277,859
Net assets, at value ................................................................. $102,663,382
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $695,261
Shares outstanding ........................................................................ 54,580
Net asset value and maximum offering price per share
a
............................................. $12.74
Class 2:
Net assets, at value ....................................................................... $101,968,121
Shares outstanding ........................................................................ 8,307,676
Net asset value and maximum offering price per share
a
............................................. $12.27
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $122,638)
Unaffiliated issuers ........................................................................ $3,282,892
Interest:
Unaffiliated issuers ........................................................................ 30,145
Other income (Note 1 e ) ...................................................................... 988
Total investment income ................................................................... 3,314,025
Expenses:
Management fees (Note 3 a ) ................................................................... 1,113,129
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 263,274
Custodian fees ............................................................................ 4,956
Reports to shareholders fees .................................................................. (1,210)
Professional fees ........................................................................... 104,807
Trustees' fees and expenses .................................................................. 1,336
Other .................................................................................... (36,358)
Total expenses ......................................................................... 1,449,934
Expenses waived/paid by affiliates (Note 3e) ................................................... (126,498)
Net expenses ......................................................................... 1,323,436
Net investment income ................................................................ 1,990,589
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,740,110
Foreign currency transactions ................................................................ (26,631)
Net realized gain (loss) .................................................................. 2,713,479
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (5,057,494)
Translation of other assets and liabilities denominated in foreign currencies .............................. 236
Net change in unrealized appreciation (depreciation) ............................................ (5,057,258)
Net realized and unrealized gain (loss) ............................................................ (2,343,779)
Net increase (decrease) in net assets resulting from operations .......................................... $(353,190)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Global Real Estate VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,990,589 $2,390,719
Net realized gain (loss) ................................................. 2,713,479 (1,664,575)
Net change in unrealized appreciation (depreciation) ........................... (5,057,258) 10,928,714
Net increase (decrease) in net assets resulting from operations ................ (353,190) 11,654,858
Distributions to shareholders:
Class 1 ............................................................. (14,055) (22,080)
Class 2 ............................................................. (1,932,902) (3,055,213)
Total distributions to shareholders .......................................... (1,946,957) (3,077,293)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 1,314 (68,315)
Class 2 ............................................................. (5,862,732) (6,994,533)
Total capital share transactions ............................................ (5,861,418) (7,062,848)
Net increase (decrease) in net assets ................................... (8,161,565) 1,514,717
Net assets:
Beginning of year ....................................................... 110,824,947 109,310,230
End of year ........................................................... $102,663,382 $110,824,947

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Global Real Estate VIP Fund
10
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Global Real Estate VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2024,
79.6% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 31, 2024.
d. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 851 $10,630 305 $3,665
Shares issued in reinvestment of distributions .......... 1,150 14,055 1,825 22,080
Shares redeemed ............................... (1,873) (23,371) (8,246) (94,060)
Net increase (decrease) .......................... 128 $1,314 (6,116) $(68,315)
Class 2 Shares:
Shares sold ................................... 405,837 $5,165,914 397,272 $4,600,157
Shares issued in reinvestment of distributions .......... 163,944 1,932,902 261,576 3,055,213
Shares redeemed ............................... (1,038,547) (12,961,548) (1,252,853) (14,649,903)
Net increase (decrease) .......................... (468,766) $(5,862,732) (594,005) $(6,994,533)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was  1.050% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
During the year ended December 31, 2024, the Fund utilized $1,390,553 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$40,523,635 and $45,723,000, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $1,096,570
Long term ................................................................................ 717,747
Total capital loss carryforwards ............................................................... $1,814,317
2024 2023
Distributions paid from:
Ordinary income .......................................................... $1,946,957 $3,077,293
Cost of investments .......................................................................... $81,972,598
Unrealized appreciation ........................................................................ $29,220,585
Unrealized depreciation ........................................................................ (8,054,765)
Net unrealized appreciation (depreciation) .......................................................... $21,165,820
Distributable earnings:
Undistributed ordinary income ................................................................... $1,922,111
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... $ — $ 3,799,592 $ — $ 3,799,592
Diversified Telecommunication Services ..... — 709,529 — 709,529
Health Care Providers & Services .......... 1,111,857 — — 1,111,857
Health Care REITs ..................... 10,545,464 — — 10,545,464
Hotel & Resort REITs ................... 2,287,740 884,940 — 3,172,680
Household Durables .................... — 484,591 — 484,591

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Industrial REITs ....................... $ 8,057,711 $ 4,526,874 $ — $ 12,584,585
Office REITs .......................... 3,733,576 1,178,279 — 4,911,855
Real Estate Management & Development .... 1,180,686 11,405,789 — 12,586,475
Residential REITs ...................... 14,665,203 2,233,957 — 16,899,160
Retail REITs .......................... 14,660,112 2,379,307 — 17,039,419
Specialized REITs ...................... 16,366,571 1,378,544 — 17,745,115
Short Term Investments ................... — 1,548,096 — 1,548,096
Total Investments in Securities ........... $72,608,920 $30,529,498
a
$— $103,138,418
a
Includes foreign securities valued at $28,981,402, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
18
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Global Real
Estate VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Global Real Estate VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
19
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

Franklin Templeton Variable Insurance Products Trust
20
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4824-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Growth and Income
VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 20
Tax Information 21
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of Shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.73 $6.64 $15.23 $13.33 $17.20
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.14 0.16 0.25 0.31
Net realized and unrealized gains (losses) ........... 1.08 0.45 (1.74) 3.03 (0.13)
Total from investment operations .................... 1.22 0.59 (1.58) 3.28 0.18
Less distributions from:
Net investment income .......................... (0.18) (0.16) (0.48) (0.39) (0.63)
Net realized gains ............................. (0.13) (0.34) (6.53) (0.99) (3.42)
Total distributions ............................... (0.31) (0.50) (7.01) (1.38) (4.05)
Net asset value, end of year ....................... $7.64 $6.73 $6.64 $15.23 $13.33
Total return
c
................................... 18.49% 9.18% (6.60)% 25.59% 5.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.74% 0.80% 0.75% 0.85% 0.83%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.59% 0.59%
d
0.59%
d
0.59%
d
Net investment income ........................... 1.88% 2.18% 1.96% 1.71% 2.31%
Supplemental data
Net assets , end of year (000’s) ..................... $20,093 $14,463 $9,002 $5,772 $3,206
Portfolio turnover rate ............................ 32.59% 30.36% 30.16% 30.74% 33.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.31 $6.25 $14.76 $12.97 $16.84
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.12 0.14 0.20 0.27
Net realized and unrealized gains (losses) ........... 1.00 0.42 (1.71) 2.94 (0.14)
Total from investment operations .................... 1.11 0.54 (1.57) 3.14 0.13
Less distributions from:
Net investment income .......................... (0.16) (0.14) (0.41) (0.36) (0.58)
Net realized gains ............................. (0.13) (0.34) (6.53) (0.99) (3.42)
Total distributions ............................... (0.29) (0.48) (6.94) (1.35) (4.00)
Net asset value, end of year ....................... $7.13 $6.31 $6.25 $14.76 $12.97
Total return
c
................................... 17.99% 8.98% (6.81)% 25.24% 5.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 1.04% 0.99% 1.08% 1.08%
Expenses net of waiver and payments by affiliates ....... 0.84% 0.84% 0.84%
d
0.84%
d
0.84%
d
Net investment income ........................... 1.64% 1.93% 1.67% 1.44% 2.07%
Supplemental data
Net assets , end of year (000’s) ..................... $31,998 $32,311 $33,005 $39,934 $64,455
Portfolio turnover rate ............................ 32.59% 30.36% 30.16% 30.74% 33.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Growth and Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.0%
Aerospace & Defense 2.2%
L3Harris Technologies, Inc. ............................ United States 1,010 $ 212,383
RTX Corp. ........................................ United States 7,900 914,188
1,126,571
Air Freight & Logistics 1.5%
United Parcel Service, Inc. , B .......................... United States 6,020 759,122
Banks 8.0%
Bank of America Corp. ............................... United States 39,170 1,721,522
JPMorgan Chase & Co. ............................... United States 10,165 2,436,652
4,158,174
Beverages 2.7%
Coca-Cola Co. (The) ................................. United States 10,919 679,817
PepsiCo, Inc. ...................................... United States 4,840 735,970
1,415,787
Capital Markets 9.2%
Ares Management Corp. , A ............................ United States 2,500 442,575
BlackRock, Inc. ..................................... United States 855 876,469
Blackstone, Inc. .................................... United States 4,365 752,613
Charles Schwab Corp. (The) ........................... United States 12,725 941,777
Morgan Stanley ..................................... United States 14,175 1,782,081
4,795,515
Chemicals 2.0%
Corteva, Inc. ....................................... United States 6,325 360,272
Huntsman Corp. .................................... United States 9,270 167,138
Linde plc .......................................... United States 1,270 531,711
1,059,121
Commercial Services & Supplies 0.2%
Republic Services, Inc. , A ............................. United States 620 124,732
Communications Equipment 2.0%
Cisco Systems, Inc. ................................. United States 17,305 1,024,456
Consumer Finance 1.4%
American Express Co. ............................... United States 2,440 724,168
Consumer Staples Distribution & Retail 3.3%
Casey's General Stores, Inc. ........................... United States 954 378,003
Target Corp. ....................................... United States 1,438 194,389
Walmart, Inc. ...................................... United States 12,525 1,131,634
1,704,026
Electric Utilities 4.9%
Duke Energy Corp. .................................. United States 10,730 1,156,050
Evergy, Inc. ........................................ United States 6,575 404,691
NextEra Energy, Inc. ................................. United States 5,520 395,729
PPL Corp. ......................................... United States 18,350 595,641
2,552,111
Electrical Equipment 3.6%
Eaton Corp. plc ..................................... United States 3,365 1,116,742
Emerson Electric Co. ................................ United States 1,975 244,762
Hubbell, Inc. , B ..................................... United States 1,165 488,007
1,849,511

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity plc .................................. Switzerland 4,801 $ 686,399
Energy Equipment & Services 0.3%
Schlumberger NV ................................... United States 4,400 168,696
Financial Services 0.2%
Apollo Global Management, Inc. ........................ United States 735 121,393
Food Products 0.2%
Mondelez International, Inc. , A .......................... United States 2,105 125,732
Ground Transportation 0.4%
Norfolk Southern Corp. ............................... United States 975 228,832
Health Care Equipment & Supplies 1.7%
a
Boston Scientific Corp. ............................... United States 2,720 242,950
Medtronic plc ...................................... United States 7,955 635,446
878,396
Health Care Providers & Services 3.7%
HCA Healthcare, Inc. ................................. United States 2,460 738,369
UnitedHealth Group, Inc. .............................. United States 2,318 1,172,583
1,910,952
Health Care REITs 1.5%
Ventas, Inc. ........................................ United States 13,500 795,015
Hotels, Restaurants & Leisure 1.1%
McDonald's Corp. ................................... United States 2,001 580,070
Household Products 2.7%
Procter & Gamble Co. (The) ........................... United States 8,360 1,401,554
Industrial REITs 0.6%
Prologis, Inc. ....................................... United States 2,900 306,530
Insurance 0.2%
Arthur J Gallagher & Co. .............................. United States 430 122,055
Interactive Media & Services 0.7%
Alphabet, Inc. , A .................................... United States 1,890 357,777
Life Sciences Tools & Services 2.0%
Danaher Corp. ..................................... United States 1,440 330,552
Thermo Fisher Scientific, Inc. .......................... United States 1,320 686,704
1,017,256
Machinery 2.4%
Caterpillar, Inc. ..................................... United States 1,235 448,008
Illinois Tool Works, Inc. ............................... United States 1,075 272,577
Parker-Hannifin Corp. ................................ United States 855 543,806
1,264,391
Media 1.0%
Comcast Corp. , A ................................... United States 14,060 527,672
Oil, Gas & Consumable Fuels 7.1%
Canadian Natural Resources Ltd. ....................... Canada 13,738 424,092
Chevron Corp. ..................................... United States 11,985 1,735,907
Shell plc , ADR ...................................... United States 12,510 783,752

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. .................................. Canada 20,680 $ 737,862
3,681,613
Pharmaceuticals 4.9%
AstraZeneca plc , ADR ................................ United Kingdom 8,940 585,749
Johnson & Johnson ................................. United States 9,060 1,310,257
Merck & Co., Inc. ................................... United States 6,770 673,480
2,569,486
Residential REITs 1.5%
Mid-America Apartment Communities, Inc. ................ United States 5,120 791,398
Semiconductors & Semiconductor Equipment 3.5%
Broadcom, Inc. ..................................... United States 3,605 835,783
KLA Corp. ......................................... United States 290 182,735
Texas Instruments, Inc. ............................... United States 4,170 781,917
1,800,435
Software 1.7%
Oracle Corp. ....................................... United States 5,185 864,028
Specialty Retail 2.3%
Lowe's Cos., Inc. .................................... United States 3,415 842,822
Tractor Supply Co. .................................. United States 6,897 365,955
1,208,777
Trading Companies & Distributors 1.0%
United Rentals, Inc. .................................. United States 736 518,468
Total Common Stocks (Cost $ 28,352,977 ) ....................................
43,220,219
b
Equity-Linked Securities 9.8%
Capital Markets 0.6%
c
Mizuho Markets Cayman LP into Charles Schwab Corp. (The) ,
144A, 7% , 12/23/25 ................................ United States 4,000 307,097
Chemicals 0.4%
c
Wells Fargo Bank NA into Huntsman Corp. , 144A, 8.5% , 6/03/25 United States 10,200 192,135
Consumer Finance 0.9%
c
Wells Fargo Bank NA into American Express Co. , 144A, 4% ,
3/03/25 ......................................... United States 1,700 453,075
Consumer Staples Distribution & Retail 1.0%
c
Royal Bank of Canada into Tesco plc , 144A, 7.5% , 1/08/26 .... United Kingdom 5,300 282,279
c
UBS AG into Casey's General Stores, Inc. , 144A, 5% , 4/23/25 .. United States 600 215,915
498,194
Diversified Telecommunication Services 0.7%
c
Barclays Bank plc into Telenor ASA , 144A, 6% , 8/07/25 ....... Norway 2,400 352,941
Electrical Equipment 0.7%
c
Merrill Lynch BV into Hubbell, Inc. , 144A, 6.5% , 7/10/25 ...... United States 900 369,236
Energy Equipment & Services 0.6%
c
Jefferies Financial Group, Inc. into Schlumberger NV , 144A, 8% ,
10/17/25 ........................................ United States 7,500 303,746

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Ground Transportation 0.5%
c
Royal Bank of Canada into Norfolk Southern Corp. , 144A, 6% ,
9/17/25 ......................................... United States 1,200 $ 287,288
Health Care Providers & Services 0.5%
c
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6% , 6/13/25 ................................. United States 900 274,922
Industrial REITs 0.5%
c
Barclays Bank plc into Prologis, Inc. , 144A, 7% , 1/17/25 ...... United States 2,600 281,562
Interactive Media & Services 0.5%
c
Jefferies Financial Group, Inc. into Alphabet, Inc. , 144A, 7.5% ,
4/16/25 ......................................... United States 1,600 287,859
Life Sciences Tools & Services 1.2%
c
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 5% , 10/22/25 .................... United States 500 272,282
c
Mizuho Markets Cayman LP into Danaher Corp. , 144A, 5% ,
5/15/25 ......................................... United States 1,500 352,350
624,632
Machinery 0.5%
c
Toronto-Dominion Bank (The) into Parker-Hannifin Corp. , 144A,
6.25% , 11/18/25 ................................... United States 400 260,135
Oil, Gas & Consumable Fuels 0.6%
c
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A,
9% , 2/03/25 ...................................... Canada 5,300 319,771
Semiconductors & Semiconductor Equipment 0.6%
c
Citigroup Global Markets Holdings, Inc. into KLA Corp. , 144A,
8.5% , 12/04/25 ................................... United States 500 316,638
Total Equity-Linked Securities (Cost $ 5,223,591 ) ..............................
5,129,231
Convertible Preferred Stocks 4.9%
Aerospace & Defense 0.8%
Boeing Co. (The) , 6% ................................ United States 7,000 426,230
Capital Markets 0.8%
Ares Management Corp. , 6.75% , B ...................... United States 7,200 396,288
Electric Utilities 1.3%
NextEra Energy, Inc. , 6.926% .......................... United States 16,905 691,753
Financial Services 2.0%
Apollo Global Management, Inc. , 6.75% .................. United States 11,985 1,041,616
Total Convertible Preferred Stocks (Cost $ 2,111,130 ) ..........................
2,555,887
Total Long Term Investments (Cost $ 35,687,698 ) ..............................
50,905,337
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 2.3%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 2.3%
d
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value
$ 1,218,397 )
BNP Paribas Securities Corp. (Maturity Value $593,566)
Deutsche Bank Securities, Inc. (Maturity Value $387,402)
HSBC Securities (USA), Inc. (Maturity Value $237,429)
Collateralized by U.S. Government Agency Securities, 1.78%
- 6%, 6/18/35 - 10/20/54; U.S. Government Agency Strips,
11/15/53; U.S. Treasury Notes, 3.75%, 12/31/28; and U.S.
Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 1,242,569 ) ...................................... 1,218,098 $ 1,218,098
Total Repurchase Agreements (Cost $ 1,218,098 ) ..............................
1,218,098
Total Short Term Investments (Cost $ 1,218,098 ) ...............................
1,218,098
a
Total Investments (Cost $ 36,905,796 ) 100.0% .................................
$52,123,435
Other Assets, less Liabilities (0.0) %
†
.........................................
(33,047)
Net Assets 100.0% .........................................................
$52,090,388
a a a
See Abbreviations on page 19 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 1 ( d ) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $5,129,231, representing 9.8% of net assets.
d
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $35,687,698
Cost - Unaffiliated repurchase agreements ...................................................... 1,218,098
Value - Unaffiliated issuers .................................................................. $50,905,337
Value - Unaffiliated repurchase agreements ...................................................... 1,218,098
Cash .................................................................................... 7,254
Receivables:
Capital shares sold ........................................................................ 8,690
Dividends and interest ..................................................................... 57,171
Total assets .......................................................................... 52,196,550
Liabilities:
Payables:
Capital shares redeemed ................................................................... 21,920
Management fees ......................................................................... 37,290
Distribution fees .......................................................................... 6,965
Professional fees ......................................................................... 35,211
Trustees' fees and expenses ................................................................. 17
Accrued expenses and other liabilities ........................................................... 4,759
Total liabilities ......................................................................... 106,162
Net assets, at value ................................................................. $52,090,388
Net assets consist of:
Paid-in capital ............................................................................. $31,079,533
Total distributable earnings (losses) ............................................................. 21,010,855
Net assets, at value ................................................................. $52,090,388
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $20,092,530
Shares outstanding ........................................................................ 2,631,572
Net asset value and maximum offering price per share
a
............................................. $7.64
Class 2:
Net assets, at value ....................................................................... $31,997,858
Shares outstanding ........................................................................ 4,485,540
Net asset value and maximum offering price per share
a
............................................. $7.13
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $11,221)
Unaffiliated issuers ........................................................................ $1,195,280
Interest:
Unaffiliated issuers ........................................................................ 66,010
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (14,645)
Non-controlled affiliates (Note 3 e ) ............................................................. 17,332
Total investment income ................................................................... 1,263,977
Expenses:
Management fees (Note 3 a ) ................................................................... 318,754
Distribution fees: (Note 3c )
Class 2 ................................................................................ 82,281
Custodian fees ............................................................................ 1,689
Professional fees ........................................................................... 57,761
Trustees' fees and expenses .................................................................. 792
Other .................................................................................... 897
Total expenses ......................................................................... 462,174
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (78,987)
Net expenses ......................................................................... 383,187
Net investment income ................................................................ 880,790
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 5,211,087
Foreign currency transactions ................................................................ 304
Net realized gain (loss) .................................................................. 5,211,391
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,296,769
Translation of other assets and liabilities denominated in foreign currencies .............................. (643)
Net change in unrealized appreciation (depreciation) ............................................ 2,296,126
Net realized and unrealized gain (loss) ............................................................ 7,507,517
Net increase (decrease) in net assets resulting from operations .......................................... $8,388,307

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Growth and Income VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $880,790 $862,253
Net realized gain (loss) ................................................. 5,211,391 1,166,646
Net change in unrealized appreciation (depreciation) ........................... 2,296,126 1,837,953
Net increase (decrease) in net assets resulting from operations ................ 8,388,307 3,866,852
Distributions to shareholders:
Class 1 ............................................................. (745,805) (804,442)
Class 2 ............................................................. (1,385,327) (2,430,340)
Total distributions to shareholders .......................................... (2,131,132) (3,234,782)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,449,693 5,140,881
Class 2 ............................................................. (4,390,574) (1,005,155)
Total capital share transactions ............................................ (940,881) 4,135,726
Net increase (decrease) in net assets ................................... 5,316,294 4,767,796
Net assets:
Beginning of year ....................................................... 46,774,094 42,006,298
End of year ........................................................... $52,090,388 $46,774,094

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Growth and Income VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Growth and Income VIP
Fund (Fund) is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers two classes of
shares: Class 1 and Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 31, 2024.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2024,
the Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
d. Equity-Linked Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 485,659 $3,508,565 724,135 $4,712,423
Shares issued in reinvestment of distributions .......... 105,489 745,805 124,720 804,442
Shares redeemed ............................... (107,114) (804,677) (57,525) (375,984)
Net increase (decrease) .......................... 484,034 $3,449,693 791,330 $5,140,881
Class 2 Shares:
Shares sold ................................... 89,458 $617,356 162,408 $1,006,129
Shares issued in reinvestment of distributions .......... 209,264 1,385,327 401,705 2,430,325
Shares redeemed ............................... (933,263) (6,393,257) (726,661) (4,441,609)
Net increase (decrease) .......................... (634,541) $(4,390,574) (162,548) $(1,005,155)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.625% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.183% $— $6,931,000 $(6,931,000) $— $— $— — $17,332
Total Affiliated Securities ... $— $6,931,000 $(6,931,000) $— $— $— $17,332
2024 2023
Distributions paid from:
Ordinary income .......................................................... $1,169,943 $989,251
Long term capital gain ...................................................... 961,189 2,245,531
$2,131,132 $3,234,782
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, equity-linked securities and convertible securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$16,189,355 and $17,550,227, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Cost of investments .......................................................................... $37,160,467
Unrealized appreciation ........................................................................ $16,087,696
Unrealized depreciation ........................................................................ (1,124,728)
Net unrealized appreciation (depreciation) .......................................................... $14,962,968
Distributable earnings:
Undistributed ordinary income ................................................................... $1,127,353
Undistributed long term capital gains .............................................................. 4,921,226
Total distributable earnings ..................................................................... $6,048,579
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 43,220,219 $ — $ — $ 43,220,219
Equity-Linked Securities ................... — 5,129,231 — 5,129,231
Convertible Preferred Stocks ................ 2,555,887 — — 2,555,887
Short Term Investments ................... — 1,218,098 — 1,218,098
Total Investments in Securities ........... $45,776,106 $6,347,329 $— $52,123,435
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Growth and
Income VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Growth and Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
21
franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $961,189
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $900,708

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4822-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Income VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 30
Tax Information 31
Changes In and Disagreements with Accountants 32
Results of Meeting(s) of Shareholders 32
Remuneration Paid to Directors, Officers and Others 32
Board Approval of Management and Subadvisory Agreements 32

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.91 $15.39 $17.47 $15.65 $16.52
Income from investment operations
a
:
Net investment income
b
......................... 0.65 0.64 0.62 0.53 0.59
Net realized and unrealized gains (losses) ........... 0.42 0.64 (1.55) 2.09 (0.54)
Total from investment operations .................... 1.07 1.28 (0.93) 2.62 0.05
Less distributions from:
Net investment income .......................... (0.80) (0.82) (0.83) (0.80) (0.91)
Net realized gains ............................. (0.06) (0.94) (0.32) — (0.01)
Total distributions ............................... (0.86) (1.76) (1.15) (0.80) (0.92)
Net asset value, end of year ....................... $15.12 $14.91 $15.39 $17.47 $15.65
Total return
c
................................... 7.46% 8.87% (5.24)% 17.00% 0.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.47% 0.46% 0.45% 0.47% 0.47%
Expenses net of waiver and payments by affiliates ....... 0.46% 0.46%
d,e
0.45%
d,e
0.47%
d,e
0.46%
e
Net investment income ........................... 4.28% 4.35% 3.82% 3.20% 3.96%
Supplemental data
Net assets , end of year (000’s) ..................... $308,491 $291,326 $220,272 $243,732 $306,641
Portfolio turnover rate ............................ 39.80% 34.98% 64.51% 39.27% 45.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.20 $14.73 $16.76 $15.04 $15.91
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.58 0.55 0.47 0.53
Net realized and unrealized gains (losses) ........... 0.41 0.61 (1.48) 2.02 (0.53)
Total from investment operations .................... 0.99 1.19 (0.93) 2.49 —
Less distributions from:
Net investment income .......................... (0.77) (0.78) (0.78) (0.77) (0.86)
Net realized gains ............................. (0.06) (0.94) (0.32) — (0.01)
Total distributions ............................... (0.83) (1.72) (1.10) (0.77) (0.87)
Net asset value, end of year ....................... $14.36 $14.20 $14.73 $16.76 $15.04
Total return
c
................................... 7.20% 8.62% (5.47)% 16.75% 0.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.71% 0.70% 0.72% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.71% 0.71%
d,e
0.70%
d,e
0.72%
d,e
0.71%
e
Net investment income ........................... 4.03% 4.09% 3.56% 2.95% 3.73%
Supplemental data
Net assets , end of year (000’s) ..................... $2,463,454 $2,546,077 $2,545,382 $3,026,228 $3,852,709
Portfolio turnover rate ............................ 39.80% 34.98% 64.51% 39.27% 45.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.67 $15.16 $17.23 $15.45 $16.32
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.58 0.55 0.46 0.53
Net realized and unrealized gains (losses) ........... 0.42 0.64 (1.53) 2.07 (0.54)
Total from investment operations .................... 1.00 1.22 (0.98) 2.53 (0.01)
Less distributions from:
Net investment income .......................... (0.75) (0.77) (0.77) (0.75) (0.85)
Net realized gains ............................. (0.06) (0.94) (0.32) — (0.01)
Total distributions ............................... (0.81) (1.71) (1.09) (0.75) (0.86)
Net asset value, end of year ....................... $14.86 $14.67 $15.16 $17.23 $15.45
Total return
c
................................... 7.08% 8.55% (5.59)% 16.59% 0.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.81% 0.80% 0.82% 0.82%
Expenses net of waiver and payments by affiliates ....... 0.81% 0.81%
d,e
0.80%
d,e
0.82%
d,e
0.81%
e
Net investment income ........................... 3.92% 3.99% 3.49% 2.82% 3.62%
Supplemental data
Net assets , end of year (000’s) ..................... $370,279 $352,794 $325,205 $333,522 $302,474
Portfolio turnover rate ............................ 39.80% 34.98% 64.51% 39.27% 45.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 32.0%
Aerospace & Defense 1.5%
a
Boeing Co. (The) ................................... United States 34,541 $ 6,113,757
Lockheed Martin Corp. ............................... United States 65,000 31,586,100
RTX Corp. ........................................ United States 90,000 10,414,800
48,114,657
Air Freight & Logistics 0.6%
United Parcel Service, Inc. , B .......................... United States 139,000 17,527,900
Banks 2.3%
Bank of America Corp. ............................... United States 500,000 21,975,000
Citigroup, Inc. ...................................... United States 150,000 10,558,500
Fifth Third Bancorp .................................. United States 200,000 8,456,000
JPMorgan Chase & Co. ............................... United States 100,000 23,971,000
Truist Financial Corp. ................................ United States 150,000 6,507,000
71,467,500
Beverages 1.6%
Coca-Cola Co. (The) ................................. United States 250,000 15,565,000
PepsiCo, Inc. ...................................... United States 230,000 34,973,800
50,538,800
Biotechnology 1.4%
AbbVie, Inc. ....................................... United States 140,000 24,878,000
Amgen, Inc. ....................................... United States 70,000 18,244,800
43,122,800
Building Products 0.5%
Johnson Controls International plc ....................... United States 200,000 15,786,000
Capital Markets 1.0%
Charles Schwab Corp. (The) ........................... United States 100,000 7,401,000
Morgan Stanley ..................................... United States 200,000 25,144,000
32,545,000
Chemicals 1.0%
Air Products and Chemicals, Inc. ........................ United States 80,000 23,203,200
LyondellBasell Industries NV , A ......................... United States 110,000 8,169,700
31,372,900
Communications Equipment 1.1%
Cisco Systems, Inc. ................................. United States 600,000 35,520,000
Consumer Staples Distribution & Retail 0.2%
Target Corp. ....................................... United States 50,000 6,759,000
Containers & Packaging 0.2%
International Paper Co. ............................... United States 100,000 5,382,000
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. .......................... United States 250,000 9,997,500
Electric Utilities 3.0%
American Electric Power Co., Inc. ....................... United States 100,000 9,223,000
Duke Energy Corp. .................................. United States 150,000 16,161,000
Edison International ................................. United States 75,000 5,988,000
NextEra Energy, Inc. ................................. United States 332,379 23,828,250
Southern Co. (The) .................................. United States 360,000 29,635,200
Xcel Energy, Inc. .................................... United States 130,000 8,777,600
93,613,050

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.5%
Nestle SA , ADR .................................... United States 190,000 $ 15,523,000
Ground Transportation 0.9%
Union Pacific Corp. .................................. United States 129,993 29,643,604
Health Care Equipment & Supplies 0.3%
Medtronic plc ...................................... United States 100,000 7,988,000
Health Care Providers & Services 0.1%
CVS Health Corp. ................................... United States 100,000 4,489,000
Hotels, Restaurants & Leisure 0.3%
McDonald's Corp. ................................... United States 30,000 8,696,700
Household Products 1.1%
Procter & Gamble Co. (The) ........................... United States 200,000 33,530,000
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 45,391 10,253,373
Media 0.7%
Comcast Corp. , A ................................... United States 575,000 21,579,750
Metals & Mining 0.7%
Rio Tinto plc , ADR ................................... Australia 365,529 21,496,760
Multi-Utilities 1.0%
Dominion Energy, Inc. ................................ United States 300,000 16,158,000
Sempra ........................................... United States 180,000 15,789,600
31,947,600
Oil, Gas & Consumable Fuels 4.4%
Chevron Corp. ..................................... United States 350,000 50,694,000
ConocoPhillips ..................................... United States 150,000 14,875,500
Exxon Mobil Corp. ................................... United States 400,000 43,028,000
Shell plc , ADR ...................................... United States 250,000 15,662,500
TotalEnergies SE , ADR ............................... France 250,000 13,625,000
137,885,000
Pharmaceuticals 3.8%
AstraZeneca plc , ADR ................................ United Kingdom 125,000 8,190,000
a
Bausch Health Cos., Inc. .............................. United States 200,000 1,612,000
a
Endo, Inc. ......................................... United States 187,928 4,500,876
Johnson & Johnson ................................. United States 350,000 50,617,000
Merck & Co., Inc. ................................... United States 250,000 24,870,000
Pfizer, Inc. ......................................... United States 1,059,816 28,116,918
117,906,794
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc. ................................. United States 60,000 12,747,600
Microchip Technology, Inc. ............................ United States 146,059 8,376,484
Micron Technology, Inc. ............................... United States 150,000 12,624,000
Texas Instruments, Inc. ............................... United States 75,000 14,063,250
47,811,334
Software 0.1%
Microsoft Corp. ..................................... United States 11,000 4,636,500
Specialty Retail 1.0%
Home Depot, Inc. (The) ............................... United States 80,000 31,119,200
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. , B ....................................... United States 50,000 3,783,500

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 0.5%
Philip Morris International, Inc. ......................... United States 130,000 $ 15,645,500
Total Common Stocks (Cost $ 827,516,561 ) ...................................
1,005,682,722
b
Equity-Linked Securities 14.0%
Aerospace & Defense 1.0%
c
Barclays Bank plc into RTX Corp. , 144A, 7.5% , 10/16/25 ...... United States 98,000 11,594,391
c
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 79,900 12,986,340
c
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 35,000 6,140,834
30,721,565
Banks 0.7%
c
BNP Paribas Issuance BV into Bank of America Corp. , 144A,
8.5% , 2/26/25 .................................... United States 225,000 8,422,449
c
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 168,000 7,213,133
c
Merrill Lynch International & Co. CV into Fifth Third Bancorp ,
144A, 10% , 3/10/25 ................................ United States 160,000 6,196,517
21,832,099
Capital Markets 0.3%
c
Merrill Lynch International & Co. CV into Morgan Stanley , 144A,
9% , 7/14/25 ...................................... United States 100,000 10,825,433
Chemicals 0.5%
c
Barclays Bank plc into Air Products and Chemicals, Inc. , 144A,
8.5% , 3/10/25 .................................... United States 33,000 8,472,645
c
National Bank of Canada into Albemarle Corp. , 144A, 12% ,
3/31/25 ......................................... United States 80,000 7,098,807
15,571,452
Communications Equipment 0.2%
c
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 150,000 8,044,843
Consumer Staples Distribution & Retail 0.4%
c
Barclays Bank plc into Target Corp. , 144A, 10% , 12/29/25 ..... United States 75,000 10,186,599
c
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 28,200 3,855,263
14,041,862
Containers & Packaging 0.5%
c
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 125,000 6,557,109
c
Mizuho Markets Cayman LP into International Paper Co. , 144A,
10% , 1/22/25 ..................................... United States 215,000 9,149,304
15,706,413
Electric Utilities 0.5%
c
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 8% ,
5/21/25 ......................................... United States 205,000 14,924,431
Energy Equipment & Services 0.5%
c
Merrill Lynch International & Co. CV into Halliburton Co. , 144A,
8.5% , 11/13/25 .................................... United States 225,000 6,406,970
c
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 206,500 8,310,166
14,717,136

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Health Care Providers & Services 0.5%
c
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 145,000 $ 6,694,192
c
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 17,000 8,438,710
15,132,902
Hotels, Restaurants & Leisure 0.6%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 190,000 17,943,221
Interactive Media & Services 0.4%
c
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/28/25 United States 75,500 11,979,928
IT Services 0.4%
c
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 75,000 14,368,532
Metals & Mining 1.1%
c
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 350,000 13,995,370
c
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 303,000 4,854,092
c
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 250,000 9,877,424
c
UBS AG into Newmont Corp. , 144A, 11% , 1/16/25 ........... United States 143,000 5,388,066
34,114,952
Oil, Gas & Consumable Fuels 0.6%
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp. ,
144A, 9% , 3/12/25 ................................. United States 120,665 12,843,468
c
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 50,000 5,561,084
18,404,552
Pharmaceuticals 0.4%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co. , 144A,
9.5% , 5/08/25 .................................... United States 230,000 12,421,160
Semiconductors & Semiconductor Equipment 3.2%
c
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/14/25 ........................................ United States 135,000 8,639,873
c
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 60,000 10,074,246
c
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 615,000 13,033,711
c
National Bank of Canada into Broadcom, Inc. , 144A, 11.5% ,
5/13/25 ......................................... United States 8,000 11,479,234
c
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8% ,
6/11/25 ......................................... United States 160,000 30,500,182
c
UBS AG into Analog Devices, Inc. , 144A, 9% , 9/17/25 ........ United States 34,000 7,366,110
c
Wells Fargo Bank NA into Intel Corp. , 144A, 11% , 2/14/25 ..... United States 350,000 7,381,872
c
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 68,500 11,155,454
99,630,682
Software 1.1%
c
Barclays Bank plc into Oracle Corp. , 144A, 8.5% , 2/05/25 ..... United States 85,000 10,320,286
c
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 25,600 11,124,814
c
UBS AG into Oracle Corp. , 144A, 9% , 6/10/25 .............. United States 105,000 14,507,232
35,952,332

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Specialty Retail 0.3%
c
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 25,000 $ 9,708,175
Technology Hardware, Storage & Peripherals 0.8%
c
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 75,000 8,781,612
c
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 400,000 7,664,770
c
UBS AG into Apple, Inc. , 144A, 7% , 4/02/25 ............... United States 39,000 7,591,199
24,037,581
Total Equity-Linked Securities (Cost $ 445,723,339 ) ............................
440,079,251
Convertible Preferred Stocks 1.5%
Aerospace & Defense 0.5%
Boeing Co. (The) , 6% ................................ United States 240,000 14,613,600
Capital Markets 0.1%
Ares Management Corp. , 6.75% , B ...................... United States 50,000 2,752,000
Chemicals 0.3%
Albemarle Corp. , 7.25% .............................. United States 230,000 9,358,700
Electric Utilities 0.1%
a
NextEra Energy, Inc. , 7.234% .......................... United States 50,000 2,280,000
a
Financial Services 0.5%
a
FNMA , 5.375% ..................................... United States 475 16,446,875
a
Total Convertible Preferred Stocks (Cost $ 65,806,042 ) .........................
45,451,175
Principal
Amount
*
Corporate Bonds 39.2%
Aerospace & Defense 1.9%
Boeing Co. (The) ,
Senior Note , 5.04%, 5/01/27 ......................... United States 11,500,000 11,534,311
Senior Note , 5.15%, 5/01/30 ......................... United States 25,000,000 24,668,111
c
Bombardier, Inc. , Senior Note , 144A, 7.25%, 7/01/31 ......... Canada 4,250,000 4,388,236
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75%, 8/15/28 ............. United States 5,000,000 5,049,869
Senior Secured Note , 144A, 6.625%, 3/01/32 ............ United States 15,000,000 15,154,135
60,794,662
Automobile Components 0.6%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%,
10/15/29 ........................................ United States 11,945,000 9,688,397
Goodyear Tire & Rubber Co. (The) , Senior Note , 5%, 7/15/29 ..
United States 10,000,000 9,193,440
18,881,837
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond , 3.25%, 2/12/32 ......................... United States 3,000,000 2,495,897
Senior Bond , 6.1%, 8/19/32 .......................... United States 7,000,000 6,968,975
General Motors Co. ,
Senior Bond , 5.6%, 10/15/32 ......................... United States 5,000,000 5,044,860
Senior Bond , 5.15%, 4/01/38 ......................... United States 13,500,000 12,433,933
26,943,665

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 3.6%
Bank of America Corp. ,
d
AA , Junior Sub. Bond , 6.1% to 3/16/25, FRN thereafter ,
Perpetual ....................................... United States 8,000,000 $ 7,998,707
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 6,500,000 6,179,945
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 15,000,000 15,019,257
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 10,000,000 11,006,745
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 .... United Kingdom 2,300,000 2,325,449
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 ........................................ United States 24,500,000 25,699,506
JPMorgan Chase & Co. ,
d
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 5,000,000 5,233,692
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 3,000,000 3,172,070
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 8,000,000 8,282,190
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................. United States 4,000,000 3,780,830
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,224,023
Wells Fargo & Co. , Senior Bond , 5.557% to 7/24/33, FRN
thereafter , 7/25/34 ................................. United States 15,500,000 15,485,365
114,407,779
Building Products 0.6%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75%, 8/01/28 ................................... United States 6,900,000 6,619,434
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625%, 12/15/30 ........................ United States 11,000,000 11,028,419
17,647,853
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.561% to
10/23/33, FRN thereafter , 10/24/34 ..................... United States 17,000,000 18,282,102
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 8,650,000 9,153,123
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 5,700,000 5,614,925
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 6,000,000 6,450,080
39,500,230
Chemicals 1.6%
Celanese US Holdings LLC , Senior Note , 6.165%, 7/15/27 ....
United States 12,000,000 12,182,818
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5%,
5/15/26 ......................................... Switzerland 8,000,000 7,882,085
c
International Flavors & Fragrances, Inc. , Senior Bond , 144A,
2.3%, 11/01/30 .................................... United States 10,000,000 8,497,090
c ,e
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 United States 7,300,000 7,724,468
c
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625%, 5/01/29 ................... United States 5,500,000 5,227,801
Senior Secured Note , 144A, 4.875%, 5/01/28 ............ United States 8,888,000 8,371,014
49,885,276
Communications Equipment 0.7%
c
CommScope LLC ,
Senior Note , 144A, 8.25%, 3/01/27 .................... United States 7,500,000 7,181,601
Senior Note , 144A, 7.125%, 7/01/28 ................... United States 9,846,000 8,677,789

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
c
CommScope LLC, (continued)
Senior Secured Note , 144A, 6%, 3/01/26 ................ United States 7,000,000 $ 6,973,750
22,833,140
Consumer Finance 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 5.3%, 1/19/34 .......................... Ireland 5,000,000 4,905,541
Capital One Financial Corp. ,
Senior Note , 4.927% to 5/09/27, FRN thereafter , 5/10/28 .... United States 10,398,356 10,368,198
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 .... United States 7,000,000 6,477,565
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 6,070,000 6,053,540
Ford Motor Credit Co. LLC ,
Senior Note , 5.125%, 6/16/25 ........................ United States 20,000,000 19,993,118
Senior Note , 4.95%, 5/28/27 ......................... United States 15,000,000 14,869,784
Senior Note , 7.35%, 3/06/30 ......................... United States 1,500,000 1,589,099
General Motors Financial Co., Inc. , Senior Bond , 6.4%, 1/09/33 .
United States 5,000,000 5,185,073
69,441,918
Consumer Staples Distribution & Retail 0.1%
c
7-Eleven, Inc. , Senior Bond , 144A, 1.8%, 2/10/31 ........... United States 3,000,000 2,423,003
Containers & Packaging 1.2%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25%, 8/15/27 .................... United States 10,700,000 6,127,733
Senior Secured Note , 144A, 4.125%, 8/15/26 ............ United States 10,000,000 9,010,800
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25%, 4/15/27 ................... United States 16,932,000 17,205,723
Senior Secured Note , 144A, 7.875%, 4/15/27 ............ United States 7,000,000 7,150,220
39,494,476
Diversified REITs 0.3%
VICI Properties LP , Senior Bond , 5.125%, 5/15/32 ...........
United States 10,000,000 9,743,975
Diversified Telecommunication Services 0.4%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125%, 5/01/27 ................... United States 3,000,000 2,950,395
Senior Bond , 144A, 5%, 2/01/28 ...................... United States 10,000,000 9,647,387
12,597,782
Electric Utilities 1.8%
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25%,
3/15/34 ......................................... United States 8,000,000 7,917,644
c
NRG Energy, Inc. , Senior Note , 144A, 5.75%, 7/15/29 ........ United States 15,000,000 14,656,794
Pacific Gas and Electric Co. , Senior Bond , 4.55%, 7/01/30 ....
United States 5,000,000 4,842,478
Southern Co. (The) , Senior Bond , 5.7%, 10/15/32 ...........
United States 10,000,000 10,299,052
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375%, 5/01/29 ................... United States 10,505,000 9,900,148
Senior Note , 144A, 7.75%, 10/15/31 ................... United States 4,700,000 4,934,980
Senior Note , 144A, 6.875%, 4/15/32 ................... United States 2,800,000 2,869,626
55,420,722
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4%, 4/15/33 ...........
United States 5,000,000 5,161,379
Energy Equipment & Services 0.5%
c
Weatherford International Ltd. , Senior Note , 144A, 8.625%,
4/30/30 ......................................... United States 14,500,000 14,983,429

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75%, 4/01/33 .................... United States 8,000,000 $ 7,968,658
Pilgrim's Pride Corp. , Senior Bond , 6.25%, 7/01/33 ..........
United States 4,000,000 4,080,471
12,049,129
Ground Transportation 0.1%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25%, 11/01/29 .... United Kingdom 4,500,000 4,269,130
Health Care Equipment & Supplies 0.9%
GE HealthCare Technologies, Inc. , Senior Note , 5.905%, 11/22/32
United States 7,500,000 7,795,759
c
Medline Borrower LP ,
Senior Note , 144A, 5.25%, 10/01/29 ................... United States 4,000,000 3,864,056
Senior Secured Note , 144A, 3.875%, 4/01/29 ............ United States 17,000,000 15,757,420
27,417,235
Health Care Providers & Services 6.4%
Centene Corp. , Senior Note , 4.625%, 12/15/29 .............
United States 10,000,000 9,465,451
c
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875%, 4/15/29 .................. United States 39,750,000 30,070,240
Senior Note , 144A, 6.875%, 4/01/28 ................... United States 25,000,000 18,249,788
Senior Secured Note , 144A, 8%, 12/15/27 ............... United States 5,000,000 4,996,506
Senior Secured Note , 144A, 10.875%, 1/15/32 ........... United States 25,500,000 26,340,940
CVS Health Corp. , Senior Bond , 5.25%, 2/21/33 ............
United States 5,000,000 4,795,379
c
DaVita, Inc. ,
Senior Bond , 144A, 3.75%, 2/15/31 .................... United States 2,500,000 2,165,525
Senior Note , 144A, 4.625%, 6/01/30 ................... United States 20,000,000 18,403,703
HCA, Inc. , Senior Bond , 5.5%, 6/01/33 ...................
United States 10,000,000 9,897,395
c
MPH Acquisition Holdings LLC ,
Senior Note , 144A, 5.75%, 11/01/28 ................... United States 5,750,000 3,752,048
Senior Secured Note , 144A, 5.5%, 9/01/28 .............. United States 8,890,000 7,631,010
Tenet Healthcare Corp. ,
Secured Note , 6.25%, 2/01/27 ........................ United States 24,031,000 24,030,918
Senior Note , 6.125%, 10/01/28 ....................... United States 19,400,000 19,381,374
Senior Secured Note , 6.125%, 6/15/30 ................. United States 12,500,000 12,417,100
UnitedHealth Group, Inc. , Senior Bond , 5.35%, 2/15/33 .......
United States 10,000,000 10,066,620
201,663,997
Hotels, Restaurants & Leisure 1.8%
c
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7%,
2/15/30 ......................................... United States 6,250,000 6,370,498
c
Carnival Corp. ,
Senior Note , 144A, 7.625%, 3/01/26 ................... United States 20,000,000 20,044,429
Senior Note , 144A, 10.5%, 6/01/30 .................... United States 4,250,000 4,543,457
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75%, 1/15/30 .................... United States 4,100,000 3,785,893
Senior Secured Note , 144A, 4.625%, 1/15/29 ............ United States 7,000,000 6,520,184
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25%, 5/15/27 .......................... United States 6,000,000 5,939,566
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 6.25%, 3/15/33 .......................... United States 8,250,000 8,131,414
55,335,441
Independent Power and Renewable Electricity Producers 0.7%
c
Calpine Corp. ,
Senior Note , 144A, 5.125%, 3/15/28 ................... United States 10,000,000 9,706,163
Senior Secured Note , 144A, 4.5%, 2/15/28 .............. United States 5,000,000 4,799,595

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
c ,d
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 7,800,000 $ 7,853,178
22,358,936
Media 0.9%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75%, 4/15/28 .................... United States 2,800,000 2,529,670
Senior Note , 144A, 7.5%, 6/01/29 ..................... United States 7,000,000 6,133,147
Senior Secured Note , 144A, 5.125%, 8/15/27 ............ United States 5,582,436 5,379,839
c
Stagwell Global LLC , Senior Note , 144A, 5.625%, 8/15/29 ..... United States 5,000,000 4,766,447
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625%, 6/01/27 ................................... United States 8,500,000 8,475,751
27,284,854
Metals & Mining 1.3%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125%, 3/31/29 United States 8,500,000 7,936,741
e
ArcelorMittal SA , Senior Bond , 6.8%, 11/29/32 .............. Luxembourg 12,000,000 12,828,192
c
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7.375%, 5/01/33 .... United States 3,000,000 2,950,161
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375%, 4/01/31 ................... Australia 6,000,000 5,406,230
Senior Note , 144A, 5.875%, 4/15/30 ................... Australia 5,000,000 4,918,381
Freeport-McMoRan, Inc. , Senior Bond , 4.625%, 8/01/30 ......
United States 8,000,000 7,761,157
41,800,862
Oil, Gas & Consumable Fuels 2.6%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11%, 4/15/26 ...................... United States 13,186,000 13,307,179
Senior Note , 144A, 8.125%, 1/15/27 ................... United States 8,820,000 8,801,183
Senior Secured Note , 144A, 9.25%, 7/15/29 ............. United States 5,500,000 5,706,184
c
Expand Energy Corp. , Senior Note , 144A, 5.875%, 2/01/29 .... United States 9,500,000 9,429,481
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
7.25%, 2/15/35 ................................... United States 4,000,000 3,764,062
Kinder Morgan, Inc. , Senior Bond , 5.4%, 2/01/34 ............
United States 8,000,000 7,883,023
c
Matador Resources Co. , Senior Note , 144A, 6.25%, 4/15/33 ... United States 3,500,000 3,400,679
Occidental Petroleum Corp. ,
Senior Bond , 6.625%, 9/01/30 ........................ United States 6,000,000 6,283,415
Senior Bond , 5.55%, 10/01/34 ........................ United States 3,000,000 2,919,987
c
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 10,250,000 10,733,072
Senior Secured Note , 144A, 8.125%, 6/01/28 ............ United States 5,000,000 5,205,265
Williams Cos., Inc. (The) , Senior Bond , 5.65%, 3/15/33 .......
United States 5,000,000 5,047,296
82,480,826
Passenger Airlines 1.4%
c
American Airlines, Inc. , Senior Secured Note , 144A, 8.5%,
5/15/29 ......................................... United States 7,000,000 7,353,909
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5%, 4/20/26 .................... United States 7,500,000 7,481,681
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75%, 10/20/28 .............................. United States 13,687,000 13,508,085
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875%, 9/20/31 .............................. United States 7,000,000 7,444,761
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625%, 4/15/29 United States 8,750,000 8,326,468
44,114,904

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.7%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9%, 1/30/28 .... Canada 6,374,000 $ 6,390,841
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%,
4/15/31 ......................................... United States 4,000,000 4,243,132
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75%, 3/01/28 ................................... Israel 10,000,000 10,219,250
20,853,223
Semiconductors & Semiconductor Equipment 0.7%
c
Broadcom, Inc. , Senior Bond , 144A, 4.15%, 4/15/32 ......... United States 10,000,000 9,381,024
Micron Technology, Inc. ,
Senior Bond , 5.875%, 2/09/33 ........................ United States 4,000,000 4,098,487
Senior Note , 6.75%, 11/01/29 ........................ United States 8,000,000 8,521,107
22,000,618
Software 0.9%
Oracle Corp. ,
Senior Bond , 2.875%, 3/25/31 ........................ United States 15,000,000 13,205,884
Senior Bond , 6.25%, 11/09/32 ........................ United States 6,750,000 7,156,121
Workday, Inc. , Senior Bond , 3.8%, 4/01/32 ................
United States 10,000,000 9,103,970
29,465,975
Specialized REITs 0.3%
American Tower Corp. , Senior Bond , 5.65%, 3/15/33 .........
United States 5,000,000 5,066,320
Crown Castle, Inc. , Senior Bond , 3.3%, 7/01/30 .............
United States 5,000,000 4,550,420
9,616,740
Specialty Retail 0.4%
Lowe's Cos., Inc. , Senior Bond , 5%, 4/15/33 ...............
United States 13,000,000 12,803,969
Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise Co. , Senior Bond , 5%, 10/15/34 ...
United States 6,000,000 5,770,201
HP, Inc. , Senior Bond , 5.5%, 1/15/33 .....................
United States 10,000,000 10,094,903
15,865,104
Tobacco 0.2%
BAT Capital Corp. , Senior Bond , 6.421%, 8/02/33 ...........
United Kingdom 6,000,000 6,344,531
Trading Companies & Distributors 0.6%
United Rentals North America, Inc. ,
Senior Bond , 4.875%, 1/15/28 ........................ United States 12,800,000 12,467,498
c
Senior Secured Note , 144A, 6%, 12/15/29 ............... United States 8,000,000 8,076,904
20,544,402
Wireless Telecommunication Services 0.5%
Sprint LLC , Senior Note , 7.625%, 3/01/26 .................
United States 7,500,000 7,671,525
T-Mobile USA, Inc. , Senior Bond , 5.2%, 1/15/33 ............
United States 7,500,000 7,427,069
15,098,594
Total Corporate Bonds (Cost $ 1,226,011,275 ) .................................
1,231,529,596
U.S. Government and Agency Securities 6.3%
U.S. Treasury Bonds ,
3%, 8/15/52 ...................................... United States 40,000,000 28,709,593
3.625%, 5/15/53 ................................... United States 42,500,000 34,561,625
4.125%, 8/15/53 ................................... United States 21,000,000 18,710,081

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes , 2.875%, 5/15/32 ....................
United States 130,000,000 $ 116,786,302
Total U.S. Government and Agency Securities (Cost $ 219,676,941 ) ..............
198,767,601
Asset-Backed Securities 0.3%
Passenger Airlines 0.3%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875%, 10/15/27 ......................... United States 4,549,333 4,650,287
2023-1 , A , 5.8%, 1/15/36 ............................ United States 6,159,239 6,303,347
10,953,634
a a a a a a
Total Asset-Backed Securities (Cost $ 10,708,572 ) .............................
10,953,634
Mortgage-Backed Securities 3.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.4%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 16,279,779 15,737,540
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 27,543,775 26,599,713
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 11/01/53 ............ United States 16,297,818 16,112,559
FHLMC Pool, 30 Year , 5.5%, 11/01/54 .................... United States 16,978,192 16,764,185
75,213,997
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 1,317,330 1,225,384
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 16,283,781 15,744,493
FNMA, 30 Year , 5%, 11/01/53 .......................... United States 13,827,302 13,375,973
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 6,926,320 6,838,947
37,184,797
Total Mortgage-Backed Securities (Cost $ 113,352,876 ) .........................
112,398,794
Shares
a
Escrows and Litigation Trusts 0.0%
a,e,f
Endo, Inc., Escrow Account ............................ United States 12,929,000 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 2,908,795,606 ) ...........................
3,044,862,773
a
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 71,500,603 71,500,603
Total Money Market Funds (Cost $ 71,500,603 ) ................................
71,500,603

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
See Abbreviations on page
29
.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 2,784,000 $ 2,784,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 2,784,000 ) ..........................................................
2,784,000
Total Short Term Investments (Cost $ 74,284,603 ) ..............................
74,284,603
a
Total Investments (Cost $ 2,983,080,209 ) 99.3% ................................
$3,119,147,376
Other Assets, less Liabilities 0.7% ...........................................
23,077,260
Net Assets 100.0% .........................................................
$3,142,224,636
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $1,048,648,597, representing 33.4% of net assets.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security is on loan at December 31, 2024. See Note 1(e).
f
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
g
See Note 3(e) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(e) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,908,795,606
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 74,284,603
Value - Unaffiliated issuers (Includes securities loaned of $ 2,630,135 ) .................................. $3,044,862,773
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 74,284,603
Cash .................................................................................... 557
Foreign currency, at value (cost $ 587 ) ........................................................... 557
Receivables:
Capital shares sold ........................................................................ 3,880,940
Dividends and interest ..................................................................... 23,744,606
European Union tax reclaims (Note 1 f ) ......................................................... 1,459,663
Total assets .......................................................................... 3,148,233,699
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,261,159
Management fees ......................................................................... 1,217,250
Distribution fees .......................................................................... 639,927
Trustees' fees and expenses ................................................................. 1,088
Payable upon return of securities loaned (Note 1 e ) .................................................. 2,784,000
Accrued expenses and other liabilities ........................................................... 105,639
Total liabilities ......................................................................... 6,009,063
Net assets, at value ................................................................. $3,142,224,636
Net assets consist of:
Paid-in capital ............................................................................. $2,828,855,863
Total distributable earnings (losses) ............................................................. 313,368,773
Net assets, at value ................................................................. $3,142,224,636
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $308,491,393
Shares outstanding ........................................................................ 20,400,619
Net asset value and maximum offering price per share
a
............................................. $15.12
Class 2:
Net assets, at value ....................................................................... $2,463,454,238
Shares outstanding ........................................................................ 171,590,987
Net asset value and maximum offering price per share
a
............................................. $14.36
Class 4:
Net assets, at value ....................................................................... $370,279,005
Shares outstanding ........................................................................ 24,917,791
Net asset value and maximum offering price per share
a
............................................. $14.86
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $117,822)
Unaffiliated issuers ........................................................................ $31,985,939
Non-controlled affiliates (Note 3 e ) ............................................................. 3,016,776
Interest:
Unaffiliated issuers ........................................................................ 115,482,582
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (186,768)
Non-controlled affiliates (Note 3 e ) ............................................................. 255,683
Other income (Note 1 f ) ....................................................................... 109,875
Total investment income ................................................................... 150,664,087
Expenses:
Management fees (Note 3 a ) ................................................................... 14,560,820
Distribution fees: (Note 3c )
Class 2 ................................................................................ 6,295,161
Class 4 ................................................................................ 1,263,350
Custodian fees ............................................................................ 17,552
Reports to shareholders fees .................................................................. 8,786
Professional fees ........................................................................... 92,120
Trustees' fees and expenses .................................................................. 33,097
Other .................................................................................... 117,725
Total expenses ......................................................................... 22,388,611
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (226,786)
Net expenses ......................................................................... 22,161,825
Net investment income ................................................................ 128,502,262
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 66,837,206
Written options ........................................................................... 2,209,176
Foreign currency transactions ................................................................ (57,949)
Futures contracts ......................................................................... 3,507,123
Net realized gain (loss) .................................................................. 72,495,556
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 28,086,887
Translation of other assets and liabilities denominated in foreign currencies .............................. (53,238)
Written options ........................................................................... 175,170
Futures contracts ......................................................................... (7,598,745)
Net change in unrealized appreciation (depreciation) ............................................ 20,610,074
Net realized and unrealized gain (loss) ............................................................ 93,105,630
Net increase (decrease) in net assets resulting from operations .......................................... $221,607,892

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin Income VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $128,502,262 $128,052,802
Net realized gain (loss) ................................................. 72,495,556 43,518,115
Net change in unrealized appreciation (depreciation) ........................... 20,610,074 81,603,814
Net increase (decrease) in net assets resulting from operations ................ 221,607,892 253,174,731
Distributions to shareholders:
Class 1 ............................................................. (16,729,510) (30,336,593)
Class 2 ............................................................. (141,660,042) (289,624,489)
Class 4 ............................................................. (19,161,630) (36,680,873)
Total distributions to shareholders .......................................... (177,551,182) (356,641,955)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 12,405,411 79,739,805
Class 2 ............................................................. (116,766,420) 86,181,715
Class 4 ............................................................. 12,330,730 36,884,838
Total capital share transactions ............................................ (92,030,279) 202,806,358
Net increase (decrease) in net assets ................................... (47,973,569) 99,339,134
Net assets:
Beginning of year ....................................................... 3,190,198,205 3,090,859,071
End of year ........................................................... $3,142,224,636 $3,190,198,205

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Income VIP Fund
20
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Income VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to equity price/equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. Option
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 7 regarding other derivative information.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and  accretion of discount
on debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is  recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not  available. In such cases, the dividend is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings  are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,183,735 $17,865,510 4,435,576 $69,037,803
Shares issued in reinvestment of distributions .......... 1,152,170 16,729,510 2,131,876 30,336,593
Shares redeemed ............................... (1,472,487) (22,189,609) (1,343,537) (19,634,591)
Net increase (decrease) .......................... 863,418 $12,405,411 5,223,915 $79,739,805
Class 2 Shares:
Shares sold ................................... 9,812,811 $141,106,886 15,216,333 $219,586,688
Shares issued in reinvestment of distributions .......... 10,265,220 141,660,042 21,342,998 289,624,489
Shares redeemed ............................... (27,814,220) (399,533,348) (30,047,143) (423,029,462)
Net increase (decrease) .......................... (7,736,189) $(116,766,420) 6,512,188 $86,181,715
Class 4 Shares:
Shares sold ................................... 3,067,878 $45,695,339 3,250,508 $47,488,287
Shares issued in reinvestment of distributions .......... 1,339,974 19,161,630 2,614,460 36,680,873
Shares redeemed ............................... (3,540,719) (52,526,239) (3,259,803) (47,284,322)
Net increase (decrease) .......................... 867,133 $12,330,730 2,605,165 $36,884,838
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.458% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $104,664,771 $816,145,047 $(849,309,215) $— $— $71,500,603 71,500,603 $3,016,776
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $— $68,701,000 $(65,917,000) $— $— $2,784,000 2,784,000 $255,683
Total Affiliated Securities ... $104,664,771 $884,846,047 $(915,226,215) $— $— $74,284,603 $3,272,459
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, bond discounts and premiums and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$1,232,434,766 and $1,315,786,631, respectively.
At December 31, 2024, in connection with securities lending transactions, the Fund loaned corporate bonds and received
$2,784,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Risk
At December 31, 2024, the Fund had 20.3% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $172,403,325 $161,446,155
Long term capital gain ...................................................... 5,147,857 195,195,800
$177,551,182 $356,641,955
Cost of investments .......................................................................... $2,987,560,142
Unrealized appreciation ........................................................................ $275,498,928
Unrealized depreciation ........................................................................ (143,911,694)
Net unrealized appreciation (depreciation) .......................................................... $131,587,234
Distributable earnings:
Undistributed ordinary income ................................................................... $159,973,687
Undistributed long term capital gains .............................................................. 20,282,432
Total distributable earnings ..................................................................... $180,256,119

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
7. Other Derivative Information
For the year ended December 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2024, the average month end notional amount of futures contracts and options represented
$58,034,788 and $227,308, respectively.
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $3,507,123 Futures contracts $(7,598,745)
Equity contracts ..............
Written options 2,209,176 Written options 175,170
Total ....................... $5,716,299 $(7,423,575)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 1,005,682,722 $ — $ — $ 1,005,682,722
Equity-Linked Securities ................... — 440,079,251 — 440,079,251
Convertible Preferred Stocks :
Aerospace & Defense ................... 14,613,600 — — 14,613,600
Capital Markets ........................ 2,752,000 — — 2,752,000
Chemicals ........................... 9,358,700 — — 9,358,700
Electric Utilities ........................ 2,280,000 — — 2,280,000
Financial Services ...................... — 16,446,875 — 16,446,875
Corporate Bonds ........................ — 1,231,529,596 — 1,231,529,596
U.S. Government and Agency Securities ....... — 198,767,601 — 198,767,601
Asset-Backed Securities ................... — 10,953,634 — 10,953,634
Mortgage-Backed Securities ................ — 112,398,794 — 112,398,794
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 74,284,603 — — 74,284,603
Total Investments in Securities ........... $1,108,971,625 $2,010,175,751 $— $3,119,147,376
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
REIT
Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Income VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $5,147,857
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $27,872,047
Interest Earned from Federal Obligations Note (1) $14,555,705

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4829-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Large Cap Growth VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 17
Tax Information 18
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.71 $14.39 $30.30 $29.78 $22.73
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.08) (0.04) (0.04) (0.10) (0.09)
Net realized and unrealized gains (losses) ........... 5.22 5.84 (10.79) 4.39 9.54
Total from investment operations .................... 5.14 5.80 (10.83) 4.29 9.45
Less distributions from:
Net realized gains ............................. (2.34) (0.48) (5.08) (3.77) (2.40)
Net asset value, end of year ....................... $22.51 $19.71 $14.39 $30.30 $29.78
Total return
c
................................... 26.67% 40.71% (36.36)% 15.56% 44.98%
Ratios to average net assets
Expenses
d
.................................... 0.82% 0.83%
e
0.82%
e
0.84%
e
0.84%
e
Net investment (loss) ............................ (0.36)% (0.22)% (0.21)% (0.32)% (0.36)%
Supplemental data
Net assets, end of year (000’s) ..................... $7,723 $4,628 $3,353 $5,387 $4,606
Portfolio turnover rate ............................ 17.17% 26.29% 14.74% 14.98% 14.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.38 $13.47 $28.93 $28.65 $22.00
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.12) (0.07) (0.08) (0.16) (0.14)
Net realized and unrealized gains (losses) ........... 4.84 5.46 (10.30) 4.21 9.19
Total from investment operations .................... 4.72 5.39 (10.38) 4.05 9.05
Less distributions from:
Net realized gains ............................. (2.34) (0.48) (5.08) (3.77) (2.40)
Net asset value, end of year ....................... $20.76 $18.38 $13.47 $28.93 $28.65
Total return
c
................................... 26.30% 40.44% (36.54)% 15.28% 44.63%
Ratios to average net assets
Expenses
d
.................................... 1.07% 1.08%
e
1.07%
e
1.09%
e
1.09%
e
Net investment (loss) ............................ (0.62)% (0.46)% (0.46)% (0.57)% (0.58)%
Supplemental data
Net assets, end of year (000’s) ..................... $90,952 $88,146 $75,005 $128,584 $131,001
Portfolio turnover rate ............................ 17.17% 26.29% 14.74% 14.98% 14.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Aerospace & Defense 2.9%
a
Axon Enterprise, Inc. ................................. United States 4,394 $ 2,611,442
a
Standardaero, Inc. .................................. United States 10,600 262,456
2,873,898
Automobiles 1.0%
a
Tesla, Inc. ......................................... United States 2,384 962,755
Biotechnology 0.7%
a
Vaxcyte, Inc. ....................................... United States 8,645 707,680
Broadline Retail 7.3%
a
Amazon.com, Inc. ................................... United States 32,713 7,176,905
Building Products 1.4%
Trane Technologies plc ............................... United States 3,701 1,366,964
Capital Markets 3.8%
Ares Management Corp. , A ............................ United States 10,401 1,841,289
MSCI, Inc. , A ....................................... United States 1,198 718,812
S&P Global, Inc. .................................... United States 2,293 1,141,983
3,702,084
Chemicals 1.6%
Linde plc .......................................... United States 3,882 1,625,277
Commercial Services & Supplies 1.3%
Republic Services, Inc. , A ............................. United States 6,622 1,332,214
Construction Materials 0.7%
Martin Marietta Materials, Inc. .......................... United States 1,293 667,834
Electrical Equipment 1.3%
Eaton Corp. plc ..................................... United States 2,249 746,376
GE Vernova, Inc. .................................... United States 1,539 506,223
1,252,599
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. , A .................................. United States 3,509 243,700
Entertainment 2.6%
a
Netflix, Inc. ........................................ United States 1,934 1,723,813
a
ROBLOX Corp. , A ................................... United States 13,881 803,155
2,526,968
Financial Services 3.2%
Mastercard, Inc. , A .................................. United States 6,052 3,186,802
Food Products 1.0%
a
Freshpet, Inc. ...................................... United States 6,471 958,420
Ground Transportation 0.7%
a
Uber Technologies, Inc. ............................... United States 10,737 647,656
Health Care Equipment & Supplies 2.3%
a
Dexcom, Inc. ....................................... United States 6,149 478,207
a
Intuitive Surgical, Inc. ................................ United States 3,405 1,777,274
2,255,481
Health Care Providers & Services 2.8%
McKesson Corp. .................................... United States 1,537 875,952
UnitedHealth Group, Inc. .............................. United States 3,826 1,935,420
2,811,372

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 2.6%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 30,597 $ 1,844,999
Wingstop, Inc. ...................................... United States 2,477 703,963
2,548,962
Household Durables 0.5%
DR Horton, Inc. ..................................... United States 3,275 457,910
Interactive Media & Services 10.6%
Alphabet, Inc. , A .................................... United States 17,577 3,327,326
Meta Platforms, Inc. , A ............................... United States 11,371 6,657,834
a
Pinterest, Inc. , A .................................... United States 17,504 507,616
10,492,776
IT Services 1.5%
a
Gartner, Inc. ....................................... United States 1,557 754,320
a
MongoDB, Inc. , A ................................... United States 3,284 764,548
1,518,868
Life Sciences Tools & Services 2.5%
Danaher Corp. ..................................... United States 3,750 860,813
a
Tempus AI, Inc. , A ................................... United States 1,600 54,016
Thermo Fisher Scientific, Inc. .......................... United States 1,109 576,935
West Pharmaceutical Services, Inc. ...................... United States 3,084 1,010,195
2,501,959
Machinery 0.7%
Parker-Hannifin Corp. ................................ United States 1,067 678,644
Personal Care Products 1.3%
a
BellRing Brands, Inc. ................................. United States 13,050 983,187
a
Oddity Tech Ltd. , A .................................. Israel 8,154 342,631
1,325,818
Pharmaceuticals 2.3%
Eli Lilly & Co. ...................................... United States 2,966 2,289,752
Professional Services 1.9%
TransUnion ........................................ United States 11,597 1,075,158
Verisk Analytics, Inc. , A ............................... United States 2,786 767,348
1,842,506
Real Estate Management & Development 0.5%
a
CoStar Group, Inc. .................................. United States 7,393 529,265
Semiconductors & Semiconductor Equipment 15.9%
Analog Devices, Inc. ................................. United States 3,770 800,974
Broadcom, Inc. ..................................... United States 18,659 4,325,903
a
Lattice Semiconductor Corp. ........................... United States 10,886 616,692
Monolithic Power Systems, Inc. ......................... United States 2,402 1,421,263
NVIDIA Corp. ...................................... United States 63,552 8,534,398
15,699,230
Software 18.3%
a
Confluent, Inc. , A .................................... United States 9,544 266,850
a
Crowdstrike Holdings, Inc. , A ........................... United States 4,579 1,566,751
a
Datadog, Inc. , A .................................... United States 2,404 343,508
a
Fair Isaac Corp. .................................... United States 864 1,720,163
a
HubSpot, Inc. ...................................... United States 359 250,140
Intuit, Inc. ......................................... United States 738 463,833
Microsoft Corp. ..................................... United States 16,524 6,964,866

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Monday.com Ltd. .................................... United States 2,308 $ 543,396
Oracle Corp. ....................................... United States 6,856 1,142,484
Salesforce, Inc. ..................................... United States 3,685 1,232,006
a
ServiceNow, Inc. .................................... United States 2,224 2,357,707
a
Synopsys, Inc. ..................................... United States 2,529 1,227,475
18,079,179
Specialty Retail 0.8%
a
AutoZone, Inc. ..................................... United States 239 765,278
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. ........................................ United States 21,946 5,495,717
Total Common Stocks (Cost $ 36,728,957 ) ....................................
98,524,473
Short Term Investments 0.3%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.3%
b
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value
$ 279,560 )
BNP Paribas Securities Corp. (Maturity Value $136,193)
Deutsche Bank Securities, Inc. (Maturity Value $88,889)
HSBC Securities (USA), Inc. (Maturity Value $54,478)
Collateralized by U.S. Government Agency Securities, 1.78%
- 6%, 6/18/35 - 10/20/54; U.S. Government Agency Strips,
11/15/53; U.S. Treasury Notes, 3.75%, 12/31/28; and U.S.
Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 285,107 ) ....................................... 279,492 279,492
Total Repurchase Agreements (Cost $ 279,492 ) ................................
279,492
Total Short Term Investments (Cost $ 279,492 ) ................................
279,492
a
Total Investments (Cost $ 37,008,449 ) 100.1% .................................
$98,803,965
Other Assets, less Liabilities (0.1) % .........................................
(129,035)
Net Assets 100.0% .........................................................
$98,674,930
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $36,728,957
Cost - Unaffiliated repurchase agreements ...................................................... 279,492
Value - Unaffiliated issuers .................................................................. $98,524,473
Value - Unaffiliated repurchase agreements ...................................................... 279,492
Cash .................................................................................... 23,180
Receivables:
Dividends and interest ..................................................................... 8,011
Total assets .......................................................................... 98,835,156
Liabilities:
Payables:
Capital shares redeemed ................................................................... 33,791
Management fees ......................................................................... 65,504
Distribution fees .......................................................................... 20,147
Professional fees ......................................................................... 35,091
Trustees' fees and expenses ................................................................. 37
Accrued expenses and other liabilities ........................................................... 5,656
Total liabilities ......................................................................... 160,226
Net assets, at value ................................................................. $98,674,930
Net assets consist of:
Paid-in capital ............................................................................. $18,570,298
Total distributable earnings (losses) ............................................................. 80,104,632
Net assets, at value ................................................................. $98,674,930
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $7,723,231
Shares outstanding ........................................................................ 343,111
Net asset value and maximum offering price per share
a
............................................. $22.51
Class 2:
Net assets, at value ....................................................................... $90,951,699
Shares outstanding ........................................................................ 4,380,500
Net asset value and maximum offering price per share
a
............................................. $20.76
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $866)
Unaffiliated issuers ........................................................................ $411,836
Interest:
Unaffiliated issuers ........................................................................ 38,917
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (2,328)
Non-controlled affiliates (Note 3 e ) ............................................................. 3,267
Total investment income ................................................................... 451,692
Expenses:
Management fees (Note 3 a ) ................................................................... 749,287
Distribution fees: (Note 3c )
Class 2 ................................................................................ 232,333
Custodian fees ............................................................................ 1,385
Reports to shareholders fees .................................................................. 3,088
Professional fees ........................................................................... 58,137
Trustees' fees and expenses .................................................................. 1,288
Other .................................................................................... 5,154
Total expenses ......................................................................... 1,050,672
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (236)
Net expenses ......................................................................... 1,050,436
Net investment income (loss) ............................................................ (598,744)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 18,807,937
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,941,429
Net realized and unrealized gain (loss) ............................................................ 23,749,366
Net increase (decrease) in net assets resulting from operations .......................................... $23,150,622

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Large Cap Growth VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(598,744) $(390,084)
Net realized gain (loss) ................................................. 18,807,937 10,897,213
Net change in unrealized appreciation (depreciation) ........................... 4,941,429 18,973,972
Net increase (decrease) in net assets resulting from operations ................ 23,150,622 29,481,101
Distributions to shareholders:
Class 1 ............................................................. (728,733) (111,829)
Class 2 ............................................................. (10,181,219) (2,512,617)
Total distributions to shareholders .......................................... (10,909,952) (2,624,446)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,337,358 32,620
Class 2 ............................................................. (8,676,597) (12,473,971)
Total capital share transactions ............................................ (6,339,239) (12,441,351)
Net increase (decrease) in net assets ................................... 5,901,431 14,415,304
Net assets:
Beginning of year ....................................................... 92,773,499 78,358,195
End of year ........................................................... $98,674,930 $92,773,499

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Large Cap Growth VIP Fund
10
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Large Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2024,
68.3% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
11
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 31, 2024.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2024,
the Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 80,966 $1,749,269 — $—
Shares issued in reinvestment of distributions .......... 33,989 728,733 6,339 111,829
Shares redeemed ............................... (6,569) (140,644) (4,613) (79,209)
Net increase (decrease) .......................... 108,386 $2,337,358 1,726 $32,620
Class 2 Shares:
Shares sold ................................... 146,909 $2,994,621 273,683 $4,070,737
Shares issued in reinvestment of distributions .......... 514,203 10,181,219 152,558 2,512,617
Shares redeemed ............................... (1,076,530) (21,852,437) (1,197,001) (19,057,325)
Net increase (decrease) .......................... (415,418) $(8,676,597) (770,760) $(12,473,971)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.750% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $— $4,755,000 $(4,755,000) $— $— $— — $3,267
Total Affiliated Securities ... $— $4,755,000 $(4,755,000) $— $— $— $3,267
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$16,890,351 and $35,137,884, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
2024 2023
Distributions paid from:
Long term capital gain ...................................................... $10,909,952 $2,624,446
Cost of investments .......................................................................... $37,164,451
Unrealized appreciation ........................................................................ $62,809,108
Unrealized depreciation ........................................................................ (1,169,594)
Net unrealized appreciation (depreciation) .......................................................... $61,639,514
Distributable earnings:
Undistributed long term capital gains .............................................................. 18,465,117

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 98,524,473 $ — $ — $ 98,524,473
Short Term Investments ................... — 279,492 — 279,492
Total Investments in Securities ........... $98,524,473 $279,492 $— $98,803,965
a
For detailed categories, see the accompanying Schedule of Investments.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
17
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Large Cap
Growth VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Large Cap Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
18
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $10,909,952
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $371,899

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4843-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Mutual Global
Discovery
VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 25
Tax Information 26
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.16 $17.28 $20.32 $17.50 $19.17
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.35 0.39 0.25 0.57
c
Net realized and unrealized gains (losses) ........... 0.62 3.03 (1.53) 3.14 (1.52)
Total from investment operations .................... 1.03 3.38 (1.14) 3.39 (0.95)
Less distributions from:
Net investment income .......................... (0.39) (0.50) (0.32) (0.57) (0.42)
Net realized gains ............................. (1.43) (1.00) (1.58) — (0.30)
Total distributions ............................... (1.82) (1.50) (1.90) (0.57) (0.72)
Net asset value, end of year ....................... $18.37 $19.16 $17.28 $20.32 $17.50
Total return
d
................................... 4.98% 20.55% (4.52)% 19.43% (4.22)%
Ratios to average net assets
Expenses
e
.................................... 0.90% 0.90%
f,g
0.89%
f,g
0.98%
f,g
0.97%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.01%
Net investment income ........................... 2.10% 1.87% 2.05% 1.29% 3.57%
c
Supplemental data
Net assets, end of year (000’s) ..................... $5,257 $4,436 $3,851 $4,166 $3,788
Portfolio turnover rate ............................ 33.69% 34.68% 55.49% 41.58% 34.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.38 $16.62 $19.61 $16.91 $18.54
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.29 0.33 0.20 0.51
c
Net realized and unrealized gains (losses) ........... 0.57 2.92 (1.48) 3.02 (1.47)
Total from investment operations .................... 0.93 3.21 (1.15) 3.22 (0.96)
Less distributions from:
Net investment income .......................... (0.34) (0.45) (0.26) (0.52) (0.37)
Net realized gains ............................. (1.43) (1.00) (1.58) — (0.30)
Total distributions ............................... (1.77) (1.45) (1.84) (0.52) (0.67)
Net asset value, end of year ....................... $17.54 $18.38 $16.62 $19.61 $16.91
Total return
d
................................... 4.66% 20.31% (4.75)% 19.13% (4.46)%
Ratios to average net assets
Expenses
e
.................................... 1.15% 1.15%
f,g
1.14%
f,g
1.22%
f,g
1.22%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.01%
Net investment income ........................... 1.90% 1.62% 1.80% 1.05% 3.33%
c
Supplemental data
Net assets, end of year (000’s) ..................... $380,330 $413,438 $398,802 $477,214 $467,653
Portfolio turnover rate ............................ 33.69% 34.68% 55.49% 41.58% 34.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.98 $17.12 $20.12 $17.34 $18.98
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.28 0.32 0.19 0.51
c
Net realized and unrealized gains (losses) ........... 0.59 3.01 (1.51) 3.09 (1.50)
Total from investment operations .................... 0.94 3.29 (1.19) 3.28 (0.99)
Less distributions from:
Net investment income .......................... (0.31) (0.43) (0.23) (0.50) (0.35)
Net realized gains ............................. (1.43) (1.00) (1.58) — (0.30)
Total distributions ............................... (1.74) (1.43) (1.81) (0.50) (0.65)
Net asset value, end of year ....................... $18.18 $18.98 $17.12 $20.12 $17.34
Total return
d
................................... 4.58% 20.13% (4.85)% 18.98% (4.54)%
Ratios to average net assets
Expenses
e
.................................... 1.25% 1.25%
f,g
1.25%
f,g
1.32%
f,g
1.32%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.01%
Net investment income ........................... 1.81% 1.52% 1.71% 0.95% 3.22%
c
Supplemental data
Net assets, end of year (000’s) ..................... $18,159 $20,592 $20,123 $25,930 $26,688
Portfolio turnover rate ............................ 33.69% 34.68% 55.49% 41.58% 34.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.72%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.0%
Aerospace & Defense 1.5%
Airbus SE ......................................... France 38,999 $ 6,244,949
Air Freight & Logistics 1.8%
United Parcel Service, Inc. , B .......................... United States 57,592 7,262,351
Automobile Components 3.6%
a
Aptiv plc .......................................... Jersey 132,758 8,029,204
b
Denso Corp. ....................................... Japan 471,171 6,496,034
14,525,238
Banks 7.5%
Bank of America Corp. ............................... United States 160,334 7,046,679
BNP Paribas SA .................................... France 136,654 8,390,122
DBS Group Holdings Ltd. ............................. Singapore 241,233 7,730,424
JPMorgan Chase & Co. ............................... United States 29,410 7,049,871
30,217,096
Building Products 1.5%
Johnson Controls International plc ....................... United States 75,172 5,933,326
Capital Markets 3.0%
BlackRock, Inc. ..................................... United States 5,874 6,021,496
Deutsche Bank AG .................................. Germany 350,326 6,045,541
12,067,037
Chemicals 1.1%
a
Covestro AG ....................................... Germany 77,467 4,654,163
Consumer Finance 1.8%
Capital One Financial Corp. ........................... United States 40,516 7,224,813
Consumer Staples Distribution & Retail 1.6%
Seven & i Holdings Co. Ltd. ............................ Japan 411,513 6,451,549
Containers & Packaging 0.7%
DS Smith plc ....................................... United Kingdom 403,073 2,726,107
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG ................................ Germany 261,162 7,825,223
Electric Utilities 1.6%
Entergy Corp. ...................................... United States 84,012 6,369,790
Electrical Equipment 1.2%
Mitsubishi Electric Corp. .............................. Japan 280,036 4,728,619
Energy Equipment & Services 2.0%
Schlumberger NV ................................... United States 210,041 8,052,972
Entertainment 1.6%
Walt Disney Co. (The) ................................ United States 56,372 6,277,022
Financial Services 5.6%
a
Fiserv, Inc. ........................................ United States 33,625 6,907,247
Global Payments, Inc. ................................ United States 76,305 8,550,738
Voya Financial, Inc. .................................. United States 103,661 7,134,987
22,592,972
Food Products 2.3%
Danone SA ........................................ France 95,124 6,428,457

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Kellanova ......................................... United States 36,226 $ 2,933,219
9,361,676
Health Care Equipment & Supplies 3.4%
Medtronic plc ...................................... United States 85,936 6,864,567
Zimmer Biomet Holdings, Inc. .......................... United States 64,125 6,773,524
13,638,091
Health Care Providers & Services 5.8%
CVS Health Corp. ................................... United States 121,314 5,445,786
Elevance Health, Inc. ................................ United States 18,622 6,869,656
a
Fresenius SE & Co. KGaA ............................. Germany 203,818 7,074,721
Humana, Inc. ...................................... United States 16,140 4,094,879
23,485,042
Household Durables 1.5%
DR Horton, Inc. ..................................... United States 43,436 6,073,222
Household Products 1.6%
Reckitt Benckiser Group plc ........................... United Kingdom 104,984 6,354,763
Industrial Conglomerates 1.6%
Siemens AG ....................................... Germany 32,792 6,394,268
Insurance 5.4%
Everest Group Ltd. .................................. United States 22,758 8,248,864
NN Group NV ...................................... Netherlands 128,979 5,624,591
Prudential plc ...................................... Hong Kong 977,871 7,760,412
21,633,867
Interactive Media & Services 1.9%
c
Tencent Holdings Ltd. ................................ China 142,662 7,614,274
Media 2.4%
a
Charter Communications, Inc. , A ........................ United States 28,070 9,621,554
Metals & Mining 1.7%
Rio Tinto plc ....................................... Australia 114,539 6,761,246
Oil, Gas & Consumable Fuels 4.4%
BP plc ............................................ United States 1,666,793 8,238,907
Hess Corp. ........................................ United States 15,259 2,029,599
Shell plc .......................................... United States 239,407 7,462,556
17,731,062
Personal Care Products 3.0%
Haleon plc ........................................ United States 1,382,968 6,520,906
Kenvue, Inc. ....................................... United States 263,528 5,626,323
12,147,229
Pharmaceuticals 7.3%
GSK plc .......................................... United States 464,417 7,833,451
Merck & Co., Inc. ................................... United States 73,532 7,314,963
Novartis AG , ADR ................................... Switzerland 65,474 6,371,275
Roche Holding AG .................................. United States 28,941 8,092,099
29,611,788
Real Estate Management & Development 0.9%
a
CBRE Group, Inc. , A ................................. United States 29,281 3,844,302

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.6%
a
Renesas Electronics Corp. ............................ Japan 516,117 $ 6,531,475
Software 0.5%
a
Aspen Technology, Inc. ............................... United States 8,735 2,180,518
Specialized REITs 1.6%
American Tower Corp. ................................ United States 35,932 6,590,288
Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd. .......................... South Korea 169,858 6,061,691
Textiles, Apparel & Luxury Goods 3.4%
Cie Financiere Richemont SA .......................... Switzerland 44,607 6,747,889
Kering SA ......................................... France 28,820 7,118,409
13,866,298
Tobacco 1.7%
British American Tobacco plc ........................... United Kingdom 192,779 6,956,379
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................. Ireland 95,064 9,097,625
Ferguson Enterprises, Inc. ............................ United States 28,503 4,947,266
14,044,891
Total Common Stocks (Cost $ 314,474,657 ) ...................................
383,657,151
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875%, 5/01/29 . United States 1,500,000 917,410
Total Corporate Bonds (Cost $ 925,328 ) ......................................
917,410
e
Senior Floating Rate Interests 2.2%
f
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.508% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 2,356,810 2,119,031
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.758% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 2,169,237 1,952,704
4,071,735
a a a a a a
Professional Services 0.5%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.971% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 1,962,371 1,941,167
Specialty Retail 0.7%
b,f
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 3,420,099 2,769,289
Total Senior Floating Rate Interests (Cost $ 9,022,588 ) .........................
8,782,191

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,g,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 966,000 $ —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 324,422,573 ) .............................
393,356,752
a
Short Term Investments 1.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.3%
i
FHLB , 4.2%, 1/02/25 ................................. United States 4,800,000 4,798,880
i
U.S. Treasury Bills , 3.96%, 1/30/25 ...................... United States 500,000 498,357
Total U.S. Government and Agency Securities (Cost $ 5,297,595 ) ................
5,297,237
Total Short Term Investments (Cost $ 5,297,595 ) ...............................
5,297,237
a
Total Investments (Cost $ 329,720,168 ) 98.7% .................................
$398,653,989
Other Assets, less Liabilities 1.3% ...........................................
5,091,108
Net Assets 100.0% .........................................................
$403,745,097
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
c
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At December 31, 2024, the value of this security was $7,614,274, represent-
ing 1.9% of net assets.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the value of this security was $917,410, representing 0.2% of net assets.
e
See Note 1(f) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The rate shown represents the yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
At December 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note 8 regarding other derivative information.
See Abbreviations on page 24 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 77 $ 9,998,931 3/17/25 $ 205,145
Total Futures Contracts ...................................................................... $205,145
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 1,392,733 1,532,732 1/13/25 $ — $ (89,483)
Euro ............. BOFA Sell 6,446,706 7,039,210 1/13/25 358,677 —
Euro ............. HSBK Sell 772,938 845,539 1/13/25 44,566 —
Euro ............. UBSW Buy 1,301,896 1,409,412 1/13/25 — (60,295)
Euro ............. UBSW Sell 1,342,979 1,423,898 1/13/25 32,208 —
Euro ............. WFLA Sell 6,667,073 7,279,177 1/13/25 370,284 —
Japanese Yen ...... UBSW Sell 1,034,398,752 6,766,636 2/20/25 155,339 —
South Korean Won .. HSBK Buy 721,495,308 515,153 4/29/25 — (24,421)
South Korean Won .. HSBK Sell 7,051,439,900 5,115,398 4/29/25 319,290 —
South Korean Won .. UBSW Sell 447,389,608 325,223 4/29/25 20,926 —
Total Forward Exchange Contracts ................................................... $1,301,290 $(174,199)
Net unrealized appreciation (depreciation) ............................................ $1,127,091
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $329,720,168
Value - Unaffiliated issuers .................................................................. $398,653,989
Cash .................................................................................... 2,764,019
Receivables:
Investment securities sold ................................................................... 208,225
Capital shares sold ........................................................................ 367,029
Dividends and interest ..................................................................... 1,167,707
European Union tax reclaims (Note 1 g ) ......................................................... 286,863
Deposits with brokers for:
Futures contracts ........................................................................ 182,850
Variation margin on futures contracts ........................................................... 40,906
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,301,290
Other assets .............................................................................. 89,594
Total assets .......................................................................... 405,062,472
Liabilities:
Payables:
Investment securities purchased .............................................................. 575,453
Capital shares redeemed ................................................................... 69,286
Management fees ......................................................................... 305,740
Distribution fees .......................................................................... 87,752
Professional fees ......................................................................... 75,898
Trustees' fees and expenses ................................................................. 167
Unrealized depreciation on OTC forward exchange contracts .......................................... 174,199
Accrued expenses and other liabilities ........................................................... 28,880
Total liabilities ......................................................................... 1,317,375
Net assets, at value ................................................................. $403,745,097
Net assets consist of:
Paid-in capital ............................................................................. $284,751,683
Total distributable earnings (losses) ............................................................. 118,993,414
Net assets, at value ................................................................. $403,745,097
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $5,256,715
Shares outstanding ........................................................................ 286,234
Net asset value and maximum offering price per share
a
............................................. $18.37
Class 2:
Net assets, at value ....................................................................... $380,329,616
Shares outstanding ........................................................................ 21,682,024
Net asset value and maximum offering price per share
a
............................................. $17.54
Class 4:
Net assets, at value ....................................................................... $18,158,766
Shares outstanding ........................................................................ 998,696
Net asset value and maximum offering price per share
a
............................................. $18.18
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $425,740)
Unaffiliated issuers ........................................................................ $11,205,439
Interest:
Unaffiliated issuers ........................................................................ 1,902,911
Other income (Note 1 g ) ...................................................................... 4,509
Total investment income ................................................................... 13,112,859
Expenses:
Management fees (Note 3 a ) ................................................................... 3,763,536
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,013,683
Class 4 ................................................................................ 69,038
Custodian fees ............................................................................ 7,887
Reports to shareholders fees .................................................................. 739
Professional fees ........................................................................... 97,107
Trustees' fees and expenses .................................................................. 4,841
Other .................................................................................... (2,648)
Total expenses ......................................................................... 4,954,183
Net investment income ................................................................ 8,158,676
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 39,696,810
Foreign currency transactions ................................................................ (8,556)
Forward exchange contracts ................................................................. 1,667,767
Futures contracts ......................................................................... 350,773
Net realized gain (loss) .................................................................. 41,706,794
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (31,694,579)
Translation of other assets and liabilities denominated in foreign currencies .............................. (39,190)
Forward exchange contracts ................................................................. 2,083,188
Futures contracts ......................................................................... 442,868
Net change in unrealized appreciation (depreciation) ............................................ (29,207,713)
Net realized and unrealized gain (loss) ............................................................ 12,499,081
Net increase (decrease) in net assets resulting from operations .......................................... $20,657,757

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Mutual Global Discovery VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,158,676 $6,921,563
Net realized gain (loss) ................................................. 41,706,794 30,491,047
Net change in unrealized appreciation (depreciation) ........................... (29,207,713) 41,629,761
Net increase (decrease) in net assets resulting from operations ................ 20,657,757 79,042,371
Distributions to shareholders:
Class 1 ............................................................. (475,761) (329,161)
Class 2 ............................................................. (35,999,643) (31,213,802)
Class 4 ............................................................. (1,651,779) (1,490,552)
Total distributions to shareholders .......................................... (38,127,183) (33,033,515)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 1,093,247 144,616
Class 2 ............................................................. (16,599,193) (28,705,146)
Class 4 ............................................................. (1,746,150) (1,756,993)
Total capital share transactions ............................................ (17,252,096) (30,317,523)
Net increase (decrease) in net assets ................................... (34,721,522) 15,691,333
Net assets:
Beginning of year ....................................................... 438,466,619 422,775,286
End of year ........................................................... $403,745,097 $438,466,619

Franklin Templeton Variable Insurance Products Trust
13
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Mutual Global Discovery VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Global Discovery
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2024, 44.5% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact on
the Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2024, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2024, the Fund had no securities sold short.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 77,967 $1,534,206 14,260 $265,010
Shares issued in reinvestment of distributions .......... 24,818 475,761 18,972 329,161
Shares redeemed ............................... (48,034) (916,720) (24,665) (449,555)
Net increase (decrease) .......................... 54,751 $1,093,247 8,567 $144,616
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.875% of the Fund’s average daily net assets.
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 473,002 $8,816,674 437,607 $7,763,320
Shares issued in reinvestment of distributions .......... 1,965,046 35,999,643 1,874,703 31,213,802
Shares redeemed ............................... (3,253,096) (61,415,510) (3,811,434) (67,682,268)
Net increase (decrease) .......................... (815,048) $(16,599,193) (1,499,124) $(28,705,146)
Class 4 Shares:
Shares sold ................................... 27,437 $527,112 36,083 $660,287
Shares issued in reinvestment of distributions .......... 86,936 1,651,779 86,660 1,490,552
Shares redeemed ............................... (200,358) (3,925,041) (213,579) (3,907,832)
Net increase (decrease) .......................... (85,985) $(1,746,150) (90,836) $(1,756,993)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, tax straddles and derivative financial instruments.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $19,125,748 $10,389,368
Long term capital gain ...................................................... 19,001,435 22,644,147
$38,127,183 $33,033,515
Cost of investments .......................................................................... $333,520,549
Unrealized appreciation ........................................................................ $85,086,971
Unrealized depreciation ........................................................................ (18,621,295)
Net unrealized appreciation (depreciation) .......................................................... $66,465,676
Distributable earnings:
Undistributed ordinary income ................................................................... $16,503,555
Undistributed long term capital gains .............................................................. 35,753,844
Total distributable earnings ..................................................................... $52,257,399
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2024, aggregated $141,875,340 and $184,949,277, respectively.
6. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2024, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
8. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2024, the average month end notional amount of futures contracts represented
$10,217,843. The average month end contract value of forward exchange contracts was $36,966,502.
See Note 1(d) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 205,145
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
1,301,290 Unrealized depreciation on OTC
forward exchange contracts
174,199
Total .................... $1,506,435 $174,199
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $350,773 Futures contracts $442,868
Forward exchange contracts 1,667,767 Forward exchange contracts 2,083,188
Total ....................... $2,018,540 $2,526,056

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 6,244,949 $ — $ 6,244,949
Air Freight & Logistics ................... 7,262,351 — — 7,262,351
Automobile Components ................. 8,029,204 6,496,034 — 14,525,238
Banks ............................... 14,096,550 16,120,546 — 30,217,096
Building Products ...................... 5,933,326 — — 5,933,326
Capital Markets ........................ 6,021,496 6,045,541 — 12,067,037
Chemicals ........................... 4,654,163 — — 4,654,163
Consumer Finance ..................... 7,224,813 — — 7,224,813
Consumer Staples Distribution & Retail ...... — 6,451,549 — 6,451,549
Containers & Packaging ................. — 2,726,107 — 2,726,107
Diversified Telecommunication Services ..... — 7,825,223 — 7,825,223
Electric Utilities ........................ 6,369,790 — — 6,369,790
Electrical Equipment .................... — 4,728,619 — 4,728,619
Energy Equipment & Services ............. 8,052,972 — — 8,052,972
Entertainment ......................... 6,277,022 — — 6,277,022
Financial Services ...................... 22,592,972 — — 22,592,972
Food Products ........................ 2,933,219 6,428,457 — 9,361,676
Health Care Equipment & Supplies ......... 13,638,091 — — 13,638,091
Health Care Providers & Services .......... 16,410,321 7,074,721 — 23,485,042
Household Durables .................... 6,073,222 — — 6,073,222
Household Products .................... — 6,354,763 — 6,354,763
Industrial Conglomerates ................ — 6,394,268 — 6,394,268
Insurance ............................ 8,248,864 13,385,003 — 21,633,867
Interactive Media & Services .............. — 7,614,274 — 7,614,274
Media ............................... 9,621,554 — — 9,621,554
Metals & Mining ....................... — 6,761,246 — 6,761,246
Oil, Gas & Consumable Fuels ............. 2,029,599 15,701,463 — 17,731,062
9. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Personal Care Products ................. $ 5,626,323 $ 6,520,906 $ — $ 12,147,229
Pharmaceuticals ....................... 13,686,238 15,925,550 — 29,611,788
Real Estate Management & Development .... 3,844,302 — — 3,844,302
Semiconductors & Semiconductor Equipment . — 6,531,475 — 6,531,475
Software ............................. 2,180,518 — — 2,180,518
Specialized REITs ...................... 6,590,288 — — 6,590,288
Technology Hardware, Storage & Peripherals . — 6,061,691 — 6,061,691
Textiles, Apparel & Luxury Goods .......... — 13,866,298 — 13,866,298
Tobacco ............................. — 6,956,379 — 6,956,379
Trading Companies & Distributors .......... 14,044,891 — — 14,044,891
Corporate Bonds ........................ — 917,410 — 917,410
Senior Floating Rate Interests ............... — 8,782,191 — 8,782,191
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 5,297,237 — 5,297,237
Total Investments in Securities ........... $201,442,089 $197,211,900
b
$— $398,653,989
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,301,290 $— $1,301,290
Futures Contracts ....................... 205,145 — — 205,145
Total Other Financial Instruments ......... $205,145 $1,301,290 $— $1,506,435
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $174,199 $— $174,199
Total Other Financial Instruments ......... $— $174,199 $— $174,199
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $182,215,062, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Currency
EUR
Euro
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
25
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Global
Discovery VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Mutual Global Discovery VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust,
referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent bank and brokers; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
26
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $19,001,435
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,999,238
Interest Earned from Federal Obligations Note (1) $398,884
Amount Reported
Foreign Taxes Paid $425,740
Foreign Source Income Earned $5,351,994

Franklin Templeton Variable Insurance Products Trust
27
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4845-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Mutual Shares VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 24
Tax Information 25
Statement of Additional Information 26
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.74 $15.53 $19.62 $16.93 $19.19
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.35 0.32 0.27 0.55
c
Net realized and unrealized gains (losses) ........... 1.47 1.60 (1.99) 3.02 (1.68)
Total from investment operations .................... 1.83 1.95 (1.67) 3.29 (1.13)
Less distributions from:
Net investment income .......................... (0.38) (0.35) (0.40) (0.60) (0.50)
Net realized gains ............................. (0.35) (1.39) (2.02) — (0.63)
Total distributions ............................... (0.73) (1.74) (2.42) (0.60) (1.13)
Net asset value, end of year ....................... $16.84 $15.74 $15.53 $19.62 $16.93
Total return
d
................................... 11.50% 13.73% (7.15)% 19.52% (4.85)%
Ratios to average net assets
Expenses
e
.................................... 0.69% 0.68%
f,g
0.66%
f,g
0.73%
f,g
0.73%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.01%
Net investment income ........................... 2.14% 2.24% 1.82% 1.44% 3.48%
c
Supplemental data
Net assets, end of year (000’s) ..................... $131,681 $121,126 $105,334 $116,861 $157,734
Portfolio turnover rate ............................ 32.95% 50.67% 59.99% 47.31%
i
36.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.27%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.33 $15.16 $19.20 $16.59 $18.81
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.31 0.27 0.22 0.51
c
Net realized and unrealized gains (losses) ........... 1.43 1.56 (1.95) 2.95 (1.65)
Total from investment operations .................... 1.74 1.87 (1.68) 3.17 (1.14)
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.34) (0.56) (0.45)
Net realized gains ............................. (0.35) (1.39) (2.02) — (0.63)
Total distributions ............................... (0.68) (1.70) (2.36) (0.56) (1.08)
Net asset value, end of year ....................... $16.39 $15.33 $15.16 $19.20 $16.59
Total return
d
................................... 11.27% 13.46% (7.43)% 19.17% (5.04)%
Ratios to average net assets
Expenses
e
.................................... 0.94% 0.93%
f,g
0.91%
f,g
0.98%
f,g
0.98%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.01%
Net investment income ........................... 1.89% 1.99% 1.55% 1.17% 3.25%
c
Supplemental data
Net assets, end of year (000’s) ..................... $1,765,869 $1,882,088 $1,786,501 $2,517,899 $2,620,645
Portfolio turnover rate ............................ 32.95% 50.67% 59.99% 47.31%
i
36.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.04%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.53 $15.34 $19.39 $16.75 $18.99
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.29 0.26 0.20 0.49
c
Net realized and unrealized gains (losses) ........... 1.45 1.58 (1.97) 2.98 (1.66)
Total from investment operations .................... 1.75 1.87 (1.71) 3.18 (1.17)
Less distributions from:
Net investment income .......................... (0.32) (0.29) (0.32) (0.54) (0.44)
Net realized gains ............................. (0.35) (1.39) (2.02) — (0.63)
Total distributions ............................... (0.67) (1.68) (2.34) (0.54) (1.07)
Net asset value, end of year ....................... $16.61 $15.53 $15.34 $19.39 $16.75
Total return
d
................................... 11.16% 13.31% (7.47)% 19.06% (5.17)%
Ratios to average net assets
Expenses
e
.................................... 1.04% 1.03%
f,g
1.01%
f,g
1.08%
f,g
1.08%
f,g
Expenses - incurred in connection with securities sold short —% —%
h
—%
h
0.02% 0.01%
Net investment income ........................... 1.79% 1.88% 1.47% 1.06% 3.13%
c
Supplemental data
Net assets, end of year (000’s) ..................... $102,461 $103,475 $99,603 $120,424 $116,704
Portfolio turnover rate ............................ 32.95% 50.67% 59.99% 47.31%
i
36.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.92%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Mutual Shares VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.5%
Air Freight & Logistics 1.8%
United Parcel Service, Inc. , B .......................... United States 278,446 $ 35,112,041
Automobile Components 1.3%
a
Aptiv plc .......................................... Jersey 437,327 26,449,537
Automobiles 1.5%
General Motors Co. .................................. United States 571,687 30,453,767
Banks 9.2%
Bank of America Corp. ............................... United States 1,446,003 63,551,832
BNP Paribas SA .................................... France 336,137 20,637,746
JPMorgan Chase & Co. ............................... United States 239,302 57,363,082
PNC Financial Services Group, Inc. (The) ................. United States 216,189 41,692,049
183,244,709
Building Products 1.4%
Johnson Controls International plc ....................... United States 360,899 28,485,758
Capital Markets 2.0%
BlackRock, Inc. ..................................... United States 39,944 40,946,994
Communications Equipment 2.0%
Cisco Systems, Inc. ................................. United States 666,218 39,440,106
Construction & Engineering 1.4%
a
WillScot Holdings Corp. ............................... United States 834,525 27,914,861
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 195,227 34,812,879
Consumer Staples Distribution & Retail 2.0%
Dollar General Corp. ................................. United States 107,471 8,148,451
Target Corp. ....................................... United States 233,882 31,616,169
39,764,620
Containers & Packaging 2.5%
DS Smith plc ....................................... United Kingdom 1,886,224 12,757,116
International Paper Co. ............................... United States 686,425 36,943,393
49,700,509
Diversified Telecommunication Services 0.6%
a,b,c
Windstream Holdings, Inc. ............................. United States 643,835 11,544,529
Electric Utilities 4.0%
Entergy Corp. ...................................... United States 555,424 42,112,248
PPL Corp. ......................................... United States 1,138,499 36,955,677
79,067,925
Electronic Equipment, Instruments & Components 1.7%
a
Flex Ltd. .......................................... United States 876,522 33,649,680
Energy Equipment & Services 1.8%
Schlumberger NV ................................... United States 932,959 35,769,648
Entertainment 2.0%
Walt Disney Co. (The) ................................ United States 360,884 40,184,433
Financial Services 7.3%
Apollo Global Management, Inc. ........................ United States 173,031 28,577,800
a
Fiserv, Inc. ........................................ United States 200,500 41,186,710
Global Payments, Inc. ................................ United States 384,534 43,090,880

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Voya Financial, Inc. .................................. United States 481,397 $ 33,134,556
145,989,946
Food Products 0.7%
Kellanova ......................................... United States 183,095 14,825,202
Health Care Equipment & Supplies 4.3%
Baxter International, Inc. .............................. United States 941,560 27,455,890
Medtronic plc ...................................... United States 460,000 36,744,800
Zimmer Biomet Holdings, Inc. .......................... United States 198,489 20,966,393
85,167,083
Health Care Providers & Services 3.9%
CVS Health Corp. ................................... United States 630,973 28,324,378
Elevance Health, Inc. ................................ United States 84,553 31,191,602
Humana, Inc. ...................................... United States 75,008 19,030,279
78,546,259
Household Durables 1.4%
DR Horton, Inc. ..................................... United States 199,393 27,879,129
Insurance 3.5%
Everest Group Ltd. .................................. United States 101,574 36,816,512
Progressive Corp. (The) .............................. United States 139,379 33,396,602
70,213,114
Machinery 2.5%
Dover Corp. ....................................... United States 169,274 31,755,802
Parker-Hannifin Corp. ................................ United States 27,290 17,357,259
49,113,061
Media 4.0%
a
Charter Communications, Inc. , A ........................ United States 120,017 41,138,227
Comcast Corp. , A ................................... United States 1,037,464 38,936,024
80,074,251
Metals & Mining 1.5%
Rio Tinto plc ....................................... Australia 521,995 30,813,406
Oil, Gas & Consumable Fuels 4.9%
Chevron Corp. ..................................... United States 309,371 44,809,296
EOG Resources, Inc. ................................ United States 359,749 44,098,032
Hess Corp. ........................................ United States 70,901 9,430,542
98,337,870
Personal Care Products 1.7%
Kenvue, Inc. ....................................... United States 1,553,523 33,167,716
Pharmaceuticals 5.5%
GSK plc .......................................... United States 2,126,533 35,868,823
Merck & Co., Inc. ................................... United States 411,295 40,915,627
Novartis AG , ADR ................................... Switzerland 349,707 34,029,988
110,814,438
Professional Services 3.3%
KBR, Inc. ......................................... United States 559,880 32,433,848
SS&C Technologies Holdings, Inc. ....................... United States 430,793 32,645,494
65,079,342

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 1.6%
a
CBRE Group, Inc. , A ................................. United States 247,094 $ 32,440,971
Retail REITs 1.8%
Brixmor Property Group, Inc. ........................... United States 1,317,261 36,672,546
Software 3.4%
a
Aspen Technology, Inc. ............................... United States 44,480 11,103,542
Gen Digital, Inc. .................................... United States 976,002 26,722,935
Oracle Corp. ....................................... United States 185,068 30,839,732
68,666,209
Specialized REITs 2.1%
American Tower Corp. ................................ United States 232,657 42,671,620
Tobacco 1.6%
British American Tobacco plc ........................... United Kingdom 865,992 31,249,092
Trading Companies & Distributors 3.6%
AerCap Holdings NV ................................. Ireland 395,215 37,822,076
Ferguson Enterprises, Inc. ............................ United States 198,493 34,452,430
72,274,506
Total Common Stocks (Cost $ 1,466,889,170 ) ..................................
1,910,537,757
Principal
Amount
*
Corporate Bonds 0.2%
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5%,
5/15/29 ......................................... United States 123,000 129,219
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875%, 5/01/29 . United States 7,500,000 4,587,047
Total Corporate Bonds (Cost $ 4,749,642 ) .....................................
4,716,266
e
Senior Floating Rate Interests 2.6%
f
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.508% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 11,124,196 10,001,876
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.758% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 10,405,629 9,366,939
19,368,815
a a a a a a
Passenger Airlines 0.5%
f,g
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
9.629% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 9,933,333 10,214,397
Professional Services 0.4%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.971% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,862,750 8,766,988
Specialty Retail 0.7%
f
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 15,775,497 12,773,577
Total Senior Floating Rate Interests (Cost $ 52,110,932 ) ........................
51,123,777

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 347,093 $ —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 6,301,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 1,523,749,744 ) ...........................
1,966,377,800
a
Short Term Investments 1.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.2%
i
FHLB , 4.2%, 1/02/25 ................................. United States 23,100,000 23,094,610
i
U.S. Treasury Bills , 3.27%, 1/09/25 ...................... United States 500,000 499,591
Total U.S. Government and Agency Securities (Cost $ 23,596,814 ) ...............
23,594,201
Total Short Term Investments (Cost $ 23,596,814 ) ..............................
23,594,201
a
Total Investments (Cost $ 1,547,346,558 ) 99.5% ................................
$1,989,972,001
Other Assets, less Liabilities 0.5% ...........................................
10,038,413
Net Assets 100.0% .........................................................
$2,000,010,414
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $4,716,266, representing 0.2% of net assets.
e
See Note 1(f) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The rate shown represents the yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
At December 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note  8  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 112 $ 8,752,100 3/17/25 $ 170,174
Total Futures Contracts ...................................................................... $170,174
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. UBSW Sell 19,432,080 20,418,301 1/13/25 $ 281,403 $ —
British Pound ...... WFLA Buy 1,572,517 1,999,662 1/21/25 — (31,340)
British Pound ...... WFLA Sell 4,545,280 5,769,577 1/21/25 80,241 —
Total Forward Exchange Contracts ................................................... $361,644 $(31,340)
Net unrealized appreciation (depreciation) ............................................ $330,304
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 23 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,547,346,558
Value - Unaffiliated issuers .................................................................. $1,989,972,001
Cash .................................................................................... 12,968,828
Receivables:
Capital shares sold ........................................................................ 97,417
Dividends and interest ..................................................................... 4,270,178
European Union tax reclaims (Note 1 g ) ......................................................... 366,841
Deposits with brokers for:
Futures contracts ........................................................................ 207,025
Variation margin on futures contracts ........................................................... 23,800
Unrealized appreciation on OTC forward exchange contracts .......................................... 361,644
Other assets .............................................................................. 441,438
Total assets .......................................................................... 2,008,709,172
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,389,861
Capital shares redeemed ................................................................... 540,773
Management fees ......................................................................... 1,182,292
Distribution fees .......................................................................... 418,220
Trustees' fees and expenses ................................................................. 607
Unrealized depreciation on OTC forward exchange contracts .......................................... 31,340
Accrued expenses and other liabilities ........................................................... 135,665
Total liabilities ......................................................................... 8,698,758
Net assets, at value ................................................................. $2,000,010,414
Net assets consist of:
Paid-in capital ............................................................................. $1,339,186,131
Total distributable earnings (losses) ............................................................. 660,824,283
Net assets, at value ................................................................. $2,000,010,414
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $131,681,066
Shares outstanding ........................................................................ 7,820,057
Net asset value and maximum offering price per share
a
............................................. $16.84
Class 2:
Net assets, at value ....................................................................... $1,765,868,729
Shares outstanding ........................................................................ 107,766,099
Net asset value and maximum offering price per share
a
............................................. $16.39
Class 4:
Net assets, at value ....................................................................... $102,460,619
Shares outstanding ........................................................................ 6,169,189
Net asset value and maximum offering price per share
a
............................................. $16.61
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $604,764)
Unaffiliated issuers ........................................................................ $47,343,081
Interest:
Unaffiliated issuers ........................................................................ 12,036,058
Other income (Note 1 g ) ...................................................................... 9,343
Total investment income ................................................................... 59,388,482
Expenses:
Management fees (Note 3 a ) ................................................................... 14,186,945
Distribution fees: (Note 3c )
Class 2 ................................................................................ 4,667,072
Class 4 ................................................................................ 367,256
Custodian fees ............................................................................ 11,924
Reports to shareholders fees .................................................................. 15,321
Professional fees ........................................................................... 91,492
Trustees' fees and expenses .................................................................. 21,979
Other .................................................................................... 82,669
Total expenses ......................................................................... 19,444,658
Net investment income ................................................................ 39,943,824
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 202,809,280
Foreign currency transactions ................................................................ 96,880
Forward exchange contracts ................................................................. (278,567)
Futures contracts ......................................................................... (125,063)
Net realized gain (loss) .................................................................. 202,502,530
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (15,337,068)
Translation of other assets and liabilities denominated in foreign currencies .............................. (59,206)
Forward exchange contracts ................................................................. 551,161
Futures contracts ......................................................................... 304,501
Net change in unrealized appreciation (depreciation) ............................................ (14,540,612)
Net realized and unrealized gain (loss) ............................................................ 187,961,918
Net increase (decrease) in net assets resulting from operations .......................................... $227,905,742

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Mutual Shares VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $39,943,824 $40,546,768
Net realized gain (loss) ................................................. 202,502,530 39,436,408
Net change in unrealized appreciation (depreciation) ........................... (14,540,612) 162,955,600
Net increase (decrease) in net assets resulting from operations ................ 227,905,742 242,938,776
Distributions to shareholders:
Class 1 ............................................................. (5,489,691) (11,816,150)
Class 2 ............................................................. (73,854,793) (192,811,695)
Class 4 ............................................................. (4,076,319) (10,208,014)
Total distributions to shareholders .......................................... (83,420,803) (214,835,859)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,009,309 13,018,501
Class 2 ............................................................. (245,014,763) 72,693,670
Class 4 ............................................................. (8,157,788) 1,435,740
Total capital share transactions ............................................ (251,163,242) 87,147,911
Net increase (decrease) in net assets ................................... (106,678,303) 115,250,828
Net assets:
Beginning of year ....................................................... 2,106,688,717 1,991,437,889
End of year ........................................................... $2,000,010,414 $2,106,688,717

Franklin Templeton Variable Insurance Products Trust
13
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Mutual Shares VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Shares VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2024, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. Forward exchange
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2024, the Fund had no securities sold short.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 274,966 $4,592,561 563,969 $8,877,366
Shares issued in reinvestment of distributions .......... 320,472 5,489,691 828,622 11,816,150
Shares redeemed ............................... (472,908) (8,072,943) (478,742) (7,675,015)
Net increase (decrease) .......................... 122,530 $2,009,309 913,849 $13,018,501
Class 2 Shares:
Shares sold ................................... 1,283,854 $20,713,624 27,293,330 $418,428,934
Shares issued in reinvestment of distributions .......... 4,427,746 73,854,793 13,871,345 192,811,695
Shares redeemed ............................... (20,711,479) (339,583,180) (36,204,922) (538,546,959)
Net increase (decrease) .......................... (14,999,879) $(245,014,763) 4,959,753 $72,693,670
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.675% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 381,981 $6,285,760 525,023 $8,070,089
Shares issued in reinvestment of distributions .......... 241,060 4,076,319 724,487 10,208,014
Shares redeemed ............................... (1,115,523) (18,519,867) (1,080,175) (16,842,363)
Net increase (decrease) .......................... (492,482) $(8,157,788) 169,335 $1,435,740
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2024, aggregated $678,325,053 and $914,128,809, respectively.
6. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that
2024 2023
Distributions paid from:
Ordinary income .......................................................... $44,094,570 $38,513,393
Long term capital gain ...................................................... 39,326,233 176,322,466
$83,420,803 $214,835,859
Cost of investments .......................................................................... $1,562,938,519
Unrealized appreciation ........................................................................ $502,941,909
Unrealized depreciation ........................................................................ (75,407,949)
Net unrealized appreciation (depreciation) .......................................................... $427,533,960
Distributable earnings:
Undistributed ordinary income ................................................................... $62,447,745
Undistributed long term capital gains .............................................................. 170,481,187
Total distributable earnings ..................................................................... $232,928,932
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2024, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
643,835 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 5,263,806 $ 11,544,529
Total Restricted Securities (Value is 0.6% of Net Assets) ............... $5,263,806 $11,544,529
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 170,174
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
361,644 Unrealized depreciation on OTC
forward exchange contracts
31,340
Total .................... $531,818 $31,340
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
6. Credit Risk and Defaulted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
For the year ended December 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2024 , the average month end notional amount of futures contracts represented
$8,941,854 . The average month end contract value of forward exchange contracts was $7,780,911 .
See Note 1(d)  regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(125,063) Futures contracts $304,501
Forward exchange contracts (278,567) Forward exchange contracts 551,161
Total ....................... $(403,630) $855,662
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 35,112,041 $ — $ — $ 35,112,041
Automobile Components ................. 26,449,537 — — 26,449,537
Automobiles .......................... 30,453,767 — — 30,453,767
Banks ............................... 162,606,963 20,637,746 — 183,244,709
Building Products ...................... 28,485,758 — — 28,485,758
Capital Markets ........................ 40,946,994 — — 40,946,994
Communications Equipment .............. 39,440,106 — — 39,440,106
Construction & Engineering ............... 27,914,861 — — 27,914,861
Consumer Finance ..................... 34,812,879 — — 34,812,879
Consumer Staples Distribution & Retail ...... 39,764,620 — — 39,764,620
Containers & Packaging ................. 36,943,393 12,757,116 — 49,700,509
Diversified Telecommunication Services ..... — — 11,544,529 11,544,529
Electric Utilities ........................ 79,067,925 — — 79,067,925
Electronic Equipment, Instruments &
Components ........................ 33,649,680 — — 33,649,680
Energy Equipment & Services ............. 35,769,648 — — 35,769,648
Entertainment ......................... 40,184,433 — — 40,184,433
Financial Services ...................... 145,989,946 — — 145,989,946
Food Products ........................ 14,825,202 — — 14,825,202
Health Care Equipment & Supplies ......... 85,167,083 — — 85,167,083
Health Care Providers & Services .......... 78,546,259 — — 78,546,259
Household Durables .................... 27,879,129 — — 27,879,129
Insurance ............................ 70,213,114 — — 70,213,114
Machinery ............................ 49,113,061 — — 49,113,061
Media ............................... 80,074,251 — — 80,074,251
Metals & Mining ....................... — 30,813,406 — 30,813,406
Oil, Gas & Consumable Fuels ............. 98,337,870 — — 98,337,870
Personal Care Products ................. 33,167,716 — — 33,167,716
Pharmaceuticals ....................... 74,945,615 35,868,823 — 110,814,438
Professional Services ................... 65,079,342 — — 65,079,342
Real Estate Management & Development .... 32,440,971 — — 32,440,971
Retail REITs .......................... 36,672,546 — — 36,672,546
Software ............................. 68,666,209 — — 68,666,209
Specialized REITs ...................... 42,671,620 — — 42,671,620
Tobacco ............................. — 31,249,092 — 31,249,092
Trading Companies & Distributors .......... 72,274,506 — — 72,274,506
Corporate Bonds ........................ — 4,716,266 — 4,716,266
Senior Floating Rate Interests ............... — 51,123,777 — 51,123,777
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 23,594,201 — 23,594,201
Total Investments in Securities ........... $1,767,667,045 $210,760,427
b
$11,544,529 $1,989,972,001
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $361,644 $— $361,644
Futures Contracts ....................... 170,174 — — 170,174
Total Other Financial Instruments ......... $170,174 $361,644 $— $531,818
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $31,340 $— $31,340
Total Other Financial Instruments ......... $— $31,340 $— $31,340
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $131,326,183, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
24
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Shares
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Mutual Shares VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, private placement agents, agent bank and brokers; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
25
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $39,326,233
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $30,290,021
Interest Earned from Federal Obligations Note (1) $2,282,938

MSVIP-P1 01/25
Franklin Mutual Shares VIP Fund
26
franklintempleton.com
Annual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED JANUARY 28, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MAY 1, 2024, OF
FRANKLIN MUTUAL SHARES VIP FUND (THE “FUND”)
Effective March 31, 2025, the following changes are made to the Fund’s Summary Prospectus,
Prospectus and SAI:
1. The following is added to the section titled “Fund Summaries – Portfolio Managers” in the
Fund's Summary Prospectus and Prospectus:
Aman Gupta, CFA
Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since March 2025.
2. The following is added to the section titled “Fund Details – Management” in the Fund’s
Prospectus:
Aman Gupta, CFA Portfolio Manager of Franklin Mutual
Mr. Gupta has been a co-lead portfolio manager of the Fund since March 2025. He joined Franklin Templeton in
2010.
3. The following replaces the fifth paragraph in the section titled “Fund Details – Management” in the Fund’s Prospectus:
As co-lead portfolio managers of the Fund, Messrs. Correa and Gupta and Ms. Hoefig are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Each portfolio manager has equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.
4. The following is added to the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:
*Information is provided as of December 31, 2024.
Name Type of Account
Number
of
Accounts
Managed
Total Assets
Managed (x
$1 million)
Number of
Accounts
Managed
for which
Advisory Fee is
Performance-
Based
Assets Managed
for which
Advisory Fee is
Performance-
Based (x $1
million)
Aman Gupta* Registered Investment
Companies
Other Pooled Investment
Vehicles
Other Accounts
1
1
2
3,062.7
31.5
3.3
None
None
None
None
None
None

Franklin Mutual Shares VIP Fund
27
franklintempleton.com
Annual Report
5. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:
As of December 31, 2024, Aman Gupta did not own any shares of the Fund.
Please retain this supplement for future reference.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
28
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4846-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

4836-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Rising Dividends VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 18
Tax Information 19
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.23 $28.18 $36.74 $30.17 $27.90
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.37 0.35 0.30 0.32
Net realized and unrealized gains (losses) ........... 2.72 2.98 (4.55) 7.68 3.76
Total from investment operations .................... 3.04 3.35 (4.20) 7.98 4.08
Less distributions from:
Net investment income .......................... (0.36) (0.33) (0.35) (0.35) (0.41)
Net realized gains ............................. (1.39) (2.97) (4.01) (1.06) (1.40)
Total distributions ............................... (1.75) (3.30) (4.36) (1.41) (1.81)
Net asset value, end of year ....................... $29.52 $28.23 $28.18 $36.74 $30.17
Total return
c
................................... 11.04% 12.39% (10.34)% 27.10% 16.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.65% 0.64% 0.63% 0.65%
Expenses net of waiver and payments by affiliates ....... 0.63%
d
0.63%
e
0.63%
e
0.63%
d,e
0.65%
d,e
Net investment income ........................... 1.09% 1.33% 1.18% 0.90% 1.20%
Supplemental data
Net assets , end of year (000’s) ..................... $119,065 $117,974 $114,787 $141,433 $156,585
Portfolio turnover rate ............................ 15.36% 10.67% 12.59% 3.92% 12.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.93 $27.03 $35.42 $29.14 $26.99
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.28 0.27 0.21 0.24
Net realized and unrealized gains (losses) ........... 2.59 2.85 (4.40) 7.41 3.65
Total from investment operations .................... 2.83 3.13 (4.13) 7.62 3.89
Less distributions from:
Net investment income .......................... (0.29) (0.26) (0.25) (0.28) (0.33)
Net realized gains ............................. (1.39) (2.97) (4.01) (1.06) (1.41)
Total distributions ............................... (1.68) (3.23) (4.26) (1.34) (1.74)
Net asset value, end of year ....................... $28.08 $26.93 $27.03 $35.42 $29.14
Total return
c
................................... 10.79% 12.08% (10.57)% 26.79% 15.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.90% 0.89% 0.88% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.88%
d
0.88%
e
0.88%
e
0.88%
d,e
0.90%
d,e
Net investment income ........................... 0.84% 1.08% 0.92% 0.66% 0.95%
Supplemental data
Net assets , end of year (000’s) ..................... $1,289,854 $1,256,587 $1,211,909 $1,513,905 $1,365,745
Portfolio turnover rate ............................ 15.36% 10.67% 12.59% 3.92% 12.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.96 $27.06 $35.49 $29.22 $27.08
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.26 0.24 0.18 0.22
Net realized and unrealized gains (losses) ........... 2.60 2.85 (4.41) 7.42 3.65
Total from investment operations .................... 2.81 3.11 (4.17) 7.60 3.87
Less distributions from:
Net investment income .......................... (0.27) (0.24) (0.25) (0.27) (0.32)
Net realized gains ............................. (1.39) (2.97) (4.01) (1.06) (1.41)
Total distributions ............................... (1.66) (3.21) (4.26) (1.33) (1.73)
Net asset value, end of year ....................... $28.11 $26.96 $27.06 $35.49 $29.22
Total return
c
................................... 10.68% 11.99% (10.68)% 26.63% 15.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.00% 0.99% 0.98% 1.00%
Expenses net of waiver and payments by affiliates ....... 0.98%
d
0.98%
e
0.98%
e
0.98%
d,e
1.00%
d,e
Net investment income ........................... 0.74% 0.98% 0.84% 0.56% 0.85%
Supplemental data
Net assets , end of year (000’s) ..................... $95,479 $83,031 $70,696 $72,589 $51,137
Portfolio turnover rate ............................ 15.36% 10.67% 12.59% 3.92% 12.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Rising Dividends VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 3.3%
General Dynamics Corp. .............................. United States 82,875 $ 21,836,734
RTX Corp. ........................................ United States 246,000 28,467,120
50,303,854
Air Freight & Logistics 1.1%
United Parcel Service, Inc. , B .......................... United States 129,125 16,282,662
Banks 2.4%
JPMorgan Chase & Co. ............................... United States 151,325 36,274,116
Beverages 1.7%
PepsiCo, Inc. ...................................... United States 165,505 25,166,690
Biotechnology 1.4%
AbbVie, Inc. ....................................... United States 115,500 20,524,350
Building Products 3.2%
Carlisle Cos., Inc. ................................... United States 56,800 20,950,112
Johnson Controls International plc ....................... United States 343,000 27,072,990
48,023,102
Capital Markets 5.2%
Charles Schwab Corp. (The) ........................... United States 304,075 22,504,591
Morgan Stanley ..................................... United States 207,225 26,052,327
Nasdaq, Inc. ....................................... United States 388,450 30,031,069
78,587,987
Chemicals 6.1%
Air Products and Chemicals, Inc. ........................ United States 64,650 18,751,086
Ecolab, Inc. ........................................ United States 95,625 22,406,850
Linde plc .......................................... United States 94,400 39,522,448
Sherwin-Williams Co. (The) ............................ United States 34,900 11,863,557
92,543,941
Commercial Services & Supplies 1.4%
Cintas Corp. ....................................... United States 113,000 20,645,100
Consumer Staples Distribution & Retail 4.0%
Casey's General Stores, Inc. ........................... United States 26,100 10,341,603
Target Corp. ....................................... United States 99,615 13,465,956
Walmart, Inc. ...................................... United States 411,500 37,179,025
60,986,584
Electric Utilities 1.2%
NextEra Energy, Inc. ................................. United States 244,875 17,555,089
Electrical Equipment 1.5%
nVent Electric plc ................................... United States 334,300 22,785,888
Financial Services 3.1%
Visa, Inc. , A ........................................ United States 145,625 46,023,325
Food Products 2.2%
McCormick & Co., Inc. ............................... United States 176,675 13,469,702
Mondelez International, Inc. , A .......................... United States 318,300 19,012,059
32,481,761
Ground Transportation 0.7%
JB Hunt Transport Services, Inc. ........................ United States 58,925 10,056,140
Health Care Equipment & Supplies 6.9%
Abbott Laboratories .................................. United States 268,895 30,414,713
Becton Dickinson & Co. ............................... United States 83,700 18,989,019

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
STERIS plc ........................................ United States 58,200 $ 11,963,592
Stryker Corp. ...................................... United States 119,810 43,137,591
104,504,915
Health Care Providers & Services 2.8%
UnitedHealth Group, Inc. .............................. United States 84,000 42,492,240
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ................................... United States 103,750 30,076,087
Household Durables 0.4%
DR Horton, Inc. ..................................... United States 48,800 6,823,216
Household Products 3.0%
Colgate-Palmolive Co. ............................... United States 160,800 14,618,328
Procter & Gamble Co. (The) ........................... United States 185,135 31,037,883
45,656,211
Industrial Conglomerates 2.0%
Honeywell International, Inc. ........................... United States 130,575 29,495,587
Insurance 1.4%
Erie Indemnity Co. , A ................................. United States 32,900 13,562,367
Marsh & McLennan Cos., Inc. .......................... United States 37,100 7,880,411
21,442,778
IT Services 2.8%
Accenture plc , A .................................... Ireland 117,825 41,449,657
Life Sciences Tools & Services 2.5%
Danaher Corp. ..................................... United States 87,875 20,171,706
West Pharmaceutical Services, Inc. ...................... United States 52,800 17,295,168
37,466,874
Machinery 1.2%
Dover Corp. ....................................... United States 59,575 11,176,270
Parker-Hannifin Corp. ................................ United States 10,450 6,646,513
17,822,783
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp. ..................................... United States 122,000 17,670,480
EOG Resources, Inc. ................................ United States 115,000 14,096,700
Exxon Mobil Corp. ................................... United States 118,461 12,742,850
44,510,030
Pharmaceuticals 1.5%
Johnson & Johnson ................................. United States 155,229 22,449,218
Semiconductors & Semiconductor Equipment 8.6%
Analog Devices, Inc. ................................. United States 153,000 32,506,380
Applied Materials, Inc. ................................ United States 23,475 3,817,739
Broadcom, Inc. ..................................... United States 235,275 54,546,156
Texas Instruments, Inc. ............................... United States 203,350 38,130,159
129,000,434
Software 13.1%
Microsoft Corp. ..................................... United States 309,400 130,412,099
Oracle Corp. ....................................... United States 157,275 26,208,306
Roper Technologies, Inc. .............................. United States 78,600 40,860,210
197,480,615

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 3.6%
Lowe's Cos., Inc. .................................... United States 110,200 $ 27,197,360
Ross Stores, Inc. ................................... United States 178,000 26,926,060
54,123,420
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc. ........................................ United States 165,700 41,494,594
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. , B ....................................... United States 97,925 7,409,985
Trading Companies & Distributors 1.8%
WW Grainger, Inc. ................................... United States 26,300 27,721,515
Total Common Stocks (Cost $ 632,594,426 ) ...................................
1,479,660,748
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 23,716,508 23,716,508
Total Money Market Funds (Cost $ 23,716,508 ) ................................
23,716,508
Total Short Term Investments (Cost $ 23,716,508 ) ..............................
23,716,508
a
Total Investments (Cost $ 656,310,934 ) 100.0% ................................
$1,503,377,256
Other Assets, less Liabilities 0.0%
†
..........................................
1,020,603
Net Assets 100.0% .........................................................
$1,504,397,859
a a a
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $632,594,426
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 23,716,508
Value - Unaffiliated issuers .................................................................. $1,479,660,748
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 23,716,508
Cash .................................................................................... 155,845
Receivables:
Investment securities sold ................................................................... 1,031,577
Capital shares sold ........................................................................ 629,928
Dividends ............................................................................... 980,674
Total assets .......................................................................... 1,506,175,280
Liabilities:
Payables:
Capital shares redeemed ................................................................... 591,189
Management fees ......................................................................... 805,921
Distribution fees .......................................................................... 309,432
Trustees' fees and expenses ................................................................. 367
Accrued expenses and other liabilities ........................................................... 70,512
Total liabilities ......................................................................... 1,777,421
Net assets, at value ................................................................. $1,504,397,859
Net assets consist of:
Paid-in capital ............................................................................. $498,508,474
Total distributable earnings (losses) ............................................................. 1,005,889,385
Net assets, at value ................................................................. $1,504,397,859
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $119,064,897
Shares outstanding ........................................................................ 4,033,629
Net asset value and maximum offering price per share
a
............................................. $29.52
Class 2:
Net assets, at value ....................................................................... $1,289,854,020
Shares outstanding ........................................................................ 45,937,138
Net asset value and maximum offering price per share
a
............................................. $28.08
Class 4:
Net assets, at value ....................................................................... $95,478,942
Shares outstanding ........................................................................ 3,396,640
Net asset value and maximum offering price per share
a
............................................. $28.11
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $24,615,468
Non-controlled affiliates (Note 3 e ) ............................................................. 1,354,817
Total investment income ................................................................... 25,970,285
Expenses:
Management fees (Note 3 a ) ................................................................... 9,429,649
Distribution fees: (Note 3c )
Class 2 ................................................................................ 3,255,975
Class 4 ................................................................................ 309,405
Custodian fees ............................................................................ 9,499
Reports to shareholders fees .................................................................. 6,650
Professional fees ........................................................................... 71,455
Trustees' fees and expenses .................................................................. 15,798
Other .................................................................................... 28,050
Total expenses ......................................................................... 13,126,481
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (97,960)
Net expenses ......................................................................... 13,028,521
Net investment income ................................................................ 12,941,764
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 149,684,225
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (8,771,489)
Net realized and unrealized gain (loss) ............................................................ 140,912,736
Net increase (decrease) in net assets resulting from operations .......................................... $153,854,500

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Rising Dividends VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,941,764 $15,254,417
Net realized gain (loss) ................................................. 149,684,225 72,320,452
Net change in unrealized appreciation (depreciation) ........................... (8,771,489) 68,180,604
Net increase (decrease) in net assets resulting from operations ................ 153,854,500 155,755,473
Distributions to shareholders:
Class 1 ............................................................. (7,002,257) (12,866,402)
Class 2 ............................................................. (75,894,877) (140,577,078)
Class 4 ............................................................. (4,949,380) (8,704,113)
Total distributions to shareholders .......................................... (87,846,514) (162,147,593)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (4,421,272) 2,605,743
Class 2 ............................................................. (23,574,111) 51,640,632
Class 4 ............................................................. 8,793,866 12,345,388
Total capital share transactions ............................................ (19,201,517) 66,591,763
Net increase (decrease) in net assets ................................... 46,806,469 60,199,643
Net assets:
Beginning of year ....................................................... 1,457,591,390 1,397,391,747
End of year ........................................................... $1,504,397,859 $1,457,591,390

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Rising Dividends VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Rising Dividends VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 258,522 $7,650,494 242,387 $6,786,383
Shares issued in reinvestment of distributions .......... 247,430 7,002,257 476,357 12,866,402
Shares redeemed ............................... (652,063) (19,074,023) (612,537) (17,047,042)
Net increase (decrease) .......................... (146,111) $(4,421,272) 106,207 $2,605,743
Class 2 Shares:
Shares sold ................................... 3,148,339 $88,223,587 6,611,710 $174,998,780
Shares issued in reinvestment of distributions .......... 2,816,136 75,894,877 5,446,613 140,577,078
Shares redeemed ............................... (6,685,925) (187,692,575) (10,241,236) (263,935,226)
Net increase (decrease) .......................... (721,450) $(23,574,111) 1,817,087 $51,640,632
Class 4 Shares:
Shares sold ................................... 651,349 $18,330,061 522,659 $13,994,533
Shares issued in reinvestment of distributions .......... 183,310 4,949,380 336,716 8,704,113
Shares redeemed ............................... (517,306) (14,485,575) (392,244) (10,353,258)
Net increase (decrease) .......................... 317,353 $8,793,866 467,131 $12,345,388
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.624% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$227,422,738 and $306,487,789, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.183% $39,323,497 $164,621,531 $(180,228,520) $— $— $23,716,508 23,716,508 $1,354,817
Total Affiliated Securities ... $39,323,497 $164,621,531 $(180,228,520) $— $— $23,716,508 $1,354,817
2024 2023
Distributions paid from:
Ordinary income .......................................................... $16,229,427 $13,197,025
Long term capital gain ...................................................... 71,617,087 148,950,568
$87,846,514 $162,147,593
Cost of investments .......................................................................... $658,844,691
Unrealized appreciation ........................................................................ $852,630,989
Unrealized depreciation ........................................................................ (8,098,424)
Net unrealized appreciation (depreciation) .......................................................... $844,532,565
Distributable earnings:
Undistributed ordinary income ................................................................... $15,975,572
Undistributed long term capital gains .............................................................. 145,381,249
Total distributable earnings ..................................................................... $161,356,821
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
18
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Rising
Dividends VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Rising Dividends VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Tax Information (unaudited)
19
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $71,617,087
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $22,224,186

Franklin Templeton Variable Insurance Products Trust
20
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4836-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Small Cap Value VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 20
Tax Information 21
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of Shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.16 $13.32 $18.43 $15.20 $15.73
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.17 0.12 0.19 0.20
Net realized and unrealized gains (losses) ........... 1.45 1.50 (2.06) 3.71 0.31
Total from investment operations .................... 1.64 1.67 (1.94) 3.90 0.51
Less distributions from:
Net investment income .......................... (0.16) (0.10) (0.21) (0.21) (0.23)
Net realized gains ............................. (0.32) (0.73) (2.96) (0.46) (0.81)
Total distributions ............................... (0.48) (0.83) (3.17) (0.67) (1.04)
Net asset value, end of year ....................... $15.32 $14.16 $13.32 $18.43 $15.20
Total return
c
................................... 12.01% 13.02% (9.82)% 25.67% 5.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.66% 0.63% 0.66% 0.68%
Expenses net of waiver and payments by affiliates ....... 0.65%
d
0.65%
e
0.62%
e
0.66%
d
0.68%
d,e
Net investment income ........................... 1.26% 1.27% 0.82% 1.07% 1.54%
Supplemental data
Net assets , end of year (000’s) ..................... $85,945 $73,984 $66,574 $73,715 $50,572
Portfolio turnover rate ............................ 58.70% 65.28% 54.83% 60.41% 69.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.27 $12.53 $17.54 $14.50 $15.05
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.13 0.08 0.14 0.16
Net realized and unrealized gains (losses) ........... 1.36 1.41 (1.97) 3.53 0.30
Total from investment operations .................... 1.50 1.54 (1.89) 3.67 0.46
Less distributions from:
Net investment income .......................... (0.13) (0.07) (0.16) (0.17) (0.19)
Net realized gains ............................. (0.32) (0.73) (2.96) (0.46) (0.82)
Total distributions ............................... (0.45) (0.80) (3.12) (0.63) (1.01)
Net asset value, end of year ....................... $14.32 $13.27 $12.53 $17.54 $14.50
Total return
c
................................... 11.71% 12.75% (10.06)% 25.37% 5.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.91% 0.88% 0.91% 0.93%
Expenses net of waiver and payments by affiliates ....... 0.90%
d
0.90%
e
0.87%
e
0.91%
d
0.93%
d,e
Net investment income ........................... 1.01% 1.02% 0.56% 0.83% 1.28%
Supplemental data
Net assets , end of year (000’s) ..................... $1,002,257 $1,000,793 $943,928 $1,135,623 $1,103,373
Portfolio turnover rate ............................ 58.70% 65.28% 54.83% 60.41% 69.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.88 $13.07 $18.14 $14.99 $15.51
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.12 0.07 0.13 0.15
Net realized and unrealized gains (losses) ........... 1.43 1.48 (2.03) 3.64 0.32
Total from investment operations .................... 1.56 1.60 (1.96) 3.77 0.47
Less distributions from:
Net investment income .......................... (0.12) (0.06) (0.15) (0.16) (0.18)
Net realized gains ............................. (0.32) (0.73) (2.96) (0.46) (0.81)
Total distributions ............................... (0.44) (0.79) (3.11) (0.62) (0.99)
Net asset value, end of year ....................... $15.00 $13.88 $13.07 $18.14 $14.99
Total return
c
................................... 11.60% 12.67% (10.11)% 25.17% 5.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 1.01% 0.98% 1.01% 1.03%
Expenses net of waiver and payments by affiliates ....... 1.00%
d
1.00%
e
0.97%
e
1.01%
d
1.03%
d,e
Net investment income ........................... 0.91% 0.93% 0.47% 0.73% 1.18%
Supplemental data
Net assets , end of year (000’s) ..................... $50,752 $43,731 $35,519 $38,148 $29,461
Portfolio turnover rate ............................ 58.70% 65.28% 54.83% 60.41% 69.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Small Cap Value VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 6.0%
Babcock International Group plc ........................ United Kingdom 2,146,741 $ 13,427,566
Melrose Industries plc ................................ United Kingdom 2,469,138 17,062,689
QinetiQ Group plc ................................... United Kingdom 4,839,546 25,084,094
Senior plc ......................................... United Kingdom 6,448,089 12,883,491
68,457,840
Automobile Components 0.2%
LCI Industries ...................................... United States 24,720 2,555,801
Banks 19.0%
Atlantic Union Bankshares Corp. ........................ United States 245,882 9,314,010
Camden National Corp. ............................... United States 233,099 9,962,651
Columbia Banking System, Inc. ......................... United States 1,188,349 32,097,307
First Bancorp ...................................... United States 366,183 16,101,067
First Commonwealth Financial Corp. ..................... United States 554,646 9,384,610
First Interstate BancSystem, Inc. , A ...................... United States 963,919 31,298,450
German American Bancorp, Inc. ........................ United States 298,868 12,020,471
Peoples Bancorp, Inc. ................................ United States 262,878 8,330,604
Sandy Spring Bancorp, Inc. ............................ United States 306,667 10,337,745
Seacoast Banking Corp. of Florida ...................... United States 398,736 10,977,202
SouthState Corp. ................................... United States 292,709 29,118,691
TriCo Bancshares ................................... United States 283,329 12,381,477
Washington Trust Bancorp, Inc. ......................... United States 36,672 1,149,667
WSFS Financial Corp. ................................ United States 448,689 23,838,847
216,312,799
Building Products 2.5%
a
American Woodmark Corp. ............................ United States 61,349 4,879,086
UFP Industries, Inc. .................................. United States 213,118 24,007,743
28,886,829
Capital Markets 1.9%
Victory Capital Holdings, Inc. , A ......................... United States 335,994 21,994,167
Chemicals 3.4%
Ashland, Inc. ....................................... United States 16,055 1,147,290
Avient Corp. ....................................... United States 401,034 16,386,249
Elementis plc ...................................... United Kingdom 10,185,228 18,514,288
Tronox Holdings plc ................................. United States 277,197 2,791,374
38,839,201
Commercial Services & Supplies 1.4%
HNI Corp. ......................................... United States 307,400 15,483,738
Communications Equipment 0.7%
a
Lumentum Holdings, Inc. .............................. United States 88,033 7,390,370
Construction & Engineering 6.1%
Primoris Services Corp. ............................... United States 193,734 14,801,278
Valmont Industries, Inc. ............................... United States 87,687 26,890,972
a
WillScot Holdings Corp. ............................... United States 825,866 27,625,218
69,317,468
Consumer Finance 1.1%
Bread Financial Holdings, Inc. .......................... United States 195,670 11,947,610
Diversified REITs 0.8%
Alexander & Baldwin, Inc. ............................. United States 490,595 8,703,155

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.8%
IDACORP, Inc. ..................................... United States 83,441 $ 9,118,432
Electrical Equipment 2.1%
Regal Rexnord Corp. ................................ United States 155,227 24,080,365
Electronic Equipment, Instruments & Components 6.8%
Benchmark Electronics, Inc. ........................... United States 318,418 14,456,177
a
Coherent Corp. ..................................... United States 56,752 5,376,117
a
Knowles Corp. ..................................... United States 1,306,998 26,048,470
a
Sanmina Corp. ..................................... United States 321,449 24,324,046
a
TTM Technologies, Inc. ............................... United States 284,465 7,040,509
77,245,319
Energy Equipment & Services 1.9%
Hunting plc ........................................ United Kingdom 2,190,648 7,930,476
Liberty Energy, Inc. , A ................................ United States 421,393 8,381,507
TechnipFMC plc .................................... United Kingdom 189,393 5,481,034
21,793,017
Food Products 0.0%
†
Glanbia plc ........................................ Ireland 937 12,939
Ground Transportation 2.2%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 323,206 17,142,846
a
RXO, Inc. ......................................... United States 321,699 7,669,304
24,812,150
Health Care Equipment & Supplies 1.8%
a
Envista Holdings Corp. ............................... United States 1,065,836 20,559,976
Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp. ................................. United States 160,850 11,668,059
Dalata Hotel Group plc ............................... Ireland 630,797 3,051,430
a
Hilton Grand Vacations, Inc. ........................... United States 643,646 25,070,011
39,789,500
Household Durables 1.9%
Century Communities, Inc. ............................ United States 36,343 2,666,123
a
M/I Homes, Inc. ..................................... United States 44,736 5,947,651
Meritage Homes Corp. ............................... United States 46,126 7,095,101
a
Taylor Morrison Home Corp. , A ......................... United States 98,321 6,018,228
21,727,103
Industrial REITs 0.3%
STAG Industrial, Inc. ................................. United States 110,648 3,742,115
Insurance 7.2%
CNO Financial Group, Inc. ............................ United States 709,403 26,396,886
Hanover Insurance Group, Inc. (The) ..................... United States 209,165 32,349,459
Horace Mann Educators Corp. ......................... United States 596,537 23,402,146
a
TWFG, Inc. , A ...................................... United States 1,819 56,025
82,204,516
Leisure Products 3.2%
BRP, Inc. .......................................... United States 30,975 1,577,571
Brunswick Corp. .................................... United States 28,477 1,841,893
a
Mattel, Inc. ........................................ United States 1,873,337 33,214,265
36,633,729

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 7.0%
a
Chart Industries, Inc. ................................. United States 180,628 $ 34,471,048
a
Gates Industrial Corp. plc ............................. United States 791,709 16,285,454
Mueller Water Products, Inc. , A ......................... United States 1,270,590 28,588,275
79,344,777
Media 1.3%
Cable One, Inc. ..................................... United States 39,589 14,335,969
Metals & Mining 2.1%
Commercial Metals Co. ............................... United States 324,304 16,085,478
Ryerson Holding Corp. ............................... United States 411,248 7,612,201
23,697,679
Multi-Utilities 0.7%
Black Hills Corp. .................................... United States 144,835 8,475,744
Office REITs 0.7%
Highwoods Properties, Inc. ............................ United States 276,456 8,454,024
Oil, Gas & Consumable Fuels 1.9%
Veren, Inc. ........................................ Canada 4,209,464 21,641,058
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. ............................... United States 45,608 4,722,708
Retail REITs 1.0%
Kite Realty Group Trust ............................... United States 443,187 11,186,040
Semiconductors & Semiconductor Equipment 1.4%
a
Cohu, Inc. ......................................... United States 600,865 16,043,096
Software 2.7%
a
ACI Worldwide, Inc. .................................. United States 592,293 30,745,930
Specialty Retail 1.4%
Bath & Body Works, Inc. .............................. United States 122,387 4,744,944
Group 1 Automotive, Inc. .............................. United States 25,681 10,824,028
15,568,972
Textiles, Apparel & Luxury Goods 1.0%
Dr. Martens plc ..................................... United Kingdom 6,113,002 5,480,830
PVH Corp. ........................................ United States 60,939 6,444,299
11,925,129
Trading Companies & Distributors 2.2%
Herc Holdings, Inc. .................................. United States 10,367 1,962,784
McGrath RentCorp .................................. United States 207,152 23,163,737
25,126,521
Total Common Stocks (Cost $ 906,441,360 ) ...................................
1,122,875,786

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 17,941,521 $ 17,941,521
Total Money Market Funds (Cost $ 17,941,521 ) ................................
17,941,521
Total Short Term Investments (Cost $ 17,941,521 ) ..............................
17,941,521
a
Total Investments (Cost $ 924,382,881 ) 100.2% ................................
$1,140,817,307
Other Assets, less Liabilities (0.2) % .........................................
(1,863,382)
Net Assets 100.0% .........................................................
$1,138,953,925
a a a
See Abbreviations on Page 19.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $906,441,360
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 17,941,521
Value - Unaffiliated issuers .................................................................. $1,122,875,786
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 17,941,521
Cash .................................................................................... 64,211
Receivables:
Investment securities sold ................................................................... 1,750,689
Capital shares sold ........................................................................ 854,566
Dividends ............................................................................... 937,711
Total assets .......................................................................... 1,144,424,484
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,881,077
Capital shares redeemed ................................................................... 642,977
Management fees ......................................................................... 639,277
Distribution fees .......................................................................... 237,796
Trustees' fees and expenses ................................................................. 452
Accrued expenses and other liabilities ........................................................... 68,980
Total liabilities ......................................................................... 5,470,559
Net assets, at value ................................................................. $1,138,953,925
Net assets consist of:
Paid-in capital ............................................................................. $826,626,237
Total distributable earnings (losses) ............................................................. 312,327,688
Net assets, at value ................................................................. $1,138,953,925
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $85,944,878
Shares outstanding ........................................................................ 5,610,050
Net asset value and maximum offering price per share
a
............................................. $15.32
Class 2:
Net assets, at value ....................................................................... $1,002,257,033
Shares outstanding ........................................................................ 69,969,445
Net asset value and maximum offering price per share
a
............................................. $14.32
Class 4:
Net assets, at value ....................................................................... $50,752,014
Shares outstanding ........................................................................ 3,384,570
Net asset value and maximum offering price per share
a
............................................. $15.00
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $239,031)
Unaffiliated issuers ........................................................................ $20,321,922
Non-controlled affiliates (Note 3 e ) ............................................................. 946,550
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 215,817
Non-controlled affiliates (Note 3 e ) ............................................................. 6,195
Total investment income ................................................................... 21,490,484
Expenses:
Management fees (Note 3 a ) ................................................................... 7,241,201
Distribution fees: (Note 3c )
Class 2 ................................................................................ 2,501,722
Class 4 ................................................................................ 160,152
Custodian fees ............................................................................ 12,906
Professional fees ........................................................................... 62,862
Trustees' fees and expenses .................................................................. 11,703
Other .................................................................................... 22,974
Total expenses ......................................................................... 10,013,520
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (69,478)
Net expenses ......................................................................... 9,944,042
Net investment income ................................................................ 11,546,442
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 90,518,946
Foreign currency transactions ................................................................ 68,268
Net realized gain (loss) .................................................................. 90,587,214
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 23,219,696
Translation of other assets and liabilities denominated in foreign currencies .............................. (9,541)
Net change in unrealized appreciation (depreciation) ............................................ 23,210,155
Net realized and unrealized gain (loss) ............................................................ 113,797,369
Net increase (decrease) in net assets resulting from operations .......................................... $125,343,811

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Small Cap Value VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,546,442 $10,843,511
Net realized gain (loss) ................................................. 90,587,214 24,611,782
Net change in unrealized appreciation (depreciation) ........................... 23,210,155 92,581,414
Net increase (decrease) in net assets resulting from operations ................ 125,343,811 128,036,707
Distributions to shareholders:
Class 1 ............................................................. (2,641,707) (4,074,896)
Class 2 ............................................................. (32,419,539) (58,616,647)
Class 4 ............................................................. (1,320,637) (2,235,401)
Total distributions to shareholders .......................................... (36,381,883) (64,926,944)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 5,326,435 2,864,920
Class 2 ............................................................. (77,160,727) 952,519
Class 4 ............................................................. 3,318,430 5,558,902
Total capital share transactions ............................................ (68,515,862) 9,376,341
Net increase (decrease) in net assets ................................... 20,446,066 72,486,104
Net assets:
Beginning of year ....................................................... 1,118,507,859 1,046,021,755
End of year ........................................................... $1,138,953,925 $1,118,507,859

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Small Cap Value VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small Cap Value VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege. The Fund was closed to new insurance company subaccounts effective
June 20, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2024,
the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 845,834 $12,345,724 597,992 $7,944,527
Shares issued in reinvestment of distributions .......... 191,706 2,641,707 309,878 4,074,896
Shares redeemed ............................... (650,804) (9,660,996) (683,561) (9,154,503)
Net increase (decrease) .......................... 386,736 $5,326,435 224,309 $2,864,920
Class 2 Shares:
Shares sold ................................... 5,273,509 $72,392,392 6,867,250 $86,520,841
Shares issued in reinvestment of distributions .......... 2,513,143 32,419,539 4,750,133 58,616,647
Shares redeemed ............................... (13,207,091) (181,972,658) (11,566,867) (144,184,969)
Net increase (decrease) .......................... (5,420,439) $(77,160,727) 50,516 $952,519
Class 4 Shares:
Shares sold ................................... 788,126 $11,389,636 743,854 $9,664,716
Shares issued in reinvestment of distributions .......... 97,753 1,320,637 173,153 2,235,401
Shares redeemed ............................... (652,595) (9,391,843) (484,119) (6,341,215)
Net increase (decrease) .......................... 233,284 $3,318,430 432,888 $5,558,902
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.642% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.183% $23,892,595 $281,947,798 $(287,898,872) $— $— $17,941,521 17,941,521 $946,550
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.183% $— $24,092,000 $(24,092,000) $— $— $— — $6,195
Total Affiliated Securities ... $23,892,595 $306,039,798 $(311,990,872) $— $— $17,941,521 $952,745
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$655,862,762 and $740,137,209, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $19,526,102 $5,609,640
Long term capital gain ...................................................... 16,855,781 59,317,304
$36,381,883 $64,926,944
Cost of investments .......................................................................... $931,380,395
Unrealized appreciation ........................................................................ $240,879,544
Unrealized depreciation ........................................................................ (31,442,632)
Net unrealized appreciation (depreciation) .......................................................... $209,436,912
Distributable earnings:
Undistributed ordinary income ................................................................... $20,133,681
Undistributed long term capital gains .............................................................. 82,766,470
Total distributable earnings ..................................................................... $102,900,151

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 12,883,491 $ 55,574,349 $ — $ 68,457,840
Automobile Components ................. 2,555,801 — — 2,555,801
Banks ............................... 216,312,799 — — 216,312,799
Building Products ...................... 28,886,829 — — 28,886,829
Capital Markets ........................ 21,994,167 — — 21,994,167
Chemicals ........................... 38,839,201 — — 38,839,201
Commercial Services & Supplies ........... 15,483,738 — — 15,483,738
Communications Equipment .............. 7,390,370 — — 7,390,370
Construction & Engineering ............... 69,317,468 — — 69,317,468
Consumer Finance ..................... 11,947,610 — — 11,947,610
Diversified REITs ...................... 8,703,155 — — 8,703,155
Electric Utilities ........................ 9,118,432 — — 9,118,432
Electrical Equipment .................... 24,080,365 — — 24,080,365
Electronic Equipment, Instruments &
Components ........................ 77,245,319 — — 77,245,319
Energy Equipment & Services ............. 13,862,541 7,930,476 — 21,793,017
Food Products ........................ — 12,939 — 12,939
Ground Transportation .................. 24,812,150 — — 24,812,150
Health Care Equipment & Supplies ......... 20,559,976 — — 20,559,976
Hotels, Restaurants & Leisure ............. 39,789,500 — — 39,789,500
Household Durables .................... 21,727,103 — — 21,727,103
Industrial REITs ....................... 3,742,115 — — 3,742,115
Insurance ............................ 82,204,516 — — 82,204,516
Leisure Products ....................... 36,633,729 — — 36,633,729
Machinery ............................ 79,344,777 — — 79,344,777
Media ............................... 14,335,969 — — 14,335,969
Metals & Mining ....................... 23,697,679 — — 23,697,679
Multi-Utilities .......................... 8,475,744 — — 8,475,744
Office REITs .......................... 8,454,024 — — 8,454,024
Oil, Gas & Consumable Fuels ............. 21,641,058 — — 21,641,058
Paper & Forest Products ................. 4,722,708 — — 4,722,708
Retail REITs .......................... 11,186,040 — — 11,186,040
Semiconductors & Semiconductor Equipment . 16,043,096 — — 16,043,096
Software ............................. 30,745,930 — — 30,745,930
Specialty Retail ........................ 15,568,972 — — 15,568,972

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Textiles, Apparel & Luxury Goods .......... $ 6,444,299 $ 5,480,830 $ — $ 11,925,129
Trading Companies & Distributors .......... 25,126,521 — — 25,126,521
Short Term Investments ................... 17,941,521 — — 17,941,521
Total Investments in Securities ........... $1,071,818,713 $68,998,594
a
$— $1,140,817,307
a
Includes foreign securities valued at $68,998,594, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT
Real Estate Investment Trust
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
20
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small Cap
Value VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Small
Cap Value VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
21
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $16,855,781
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $14,943,420
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $8,943,394

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4848-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Small-Mid Cap
Growth VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 23
Tax Information 24
Changes In and Disagreements with Accountants 25
Results of Meeting(s) of Shareholders 25
Remuneration Paid to Directors, Officers and Others 25
Board Approval of Management and Subadvisory Agreements 25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.06 $13.42 $26.72 $26.99 $19.74
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.02) 0.01 (0.03) (0.15) (0.07)
Net realized and unrealized gains (losses) ........... 1.95 3.63 (9.01) 2.79 9.96
Total from investment operations .................... 1.93 3.64 (9.04) 2.64 9.89
Less distributions from:
Net realized gains ............................. — — (4.26) (2.91) (2.64)
Net asset value, end of year ....................... $18.99 $17.06 $13.42 $26.72 $26.99
Total return
c
................................... 11.31% 27.12% (33.52)% 10.25% 55.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.83% 0.79% 0.83% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.82% 0.82%
d
0.77%
d
0.82%
d
0.84%
d
Net investment income (loss) ...................... (0.13)% 0.09% (0.16)% (0.55)% (0.33)%
Supplemental data
Net assets , end of year (000’s) ..................... $79,165 $71,742 $60,901 $79,526 $72,039
Portfolio turnover rate ............................ 31.76% 43.03% 41.30% 43.35% 48.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.32 $10.51 $22.39 $23.11 $17.29
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.05) (0.02) (0.06) (0.19) (0.11)
Net realized and unrealized gains (losses) ........... 1.52 2.83 (7.56) 2.38 8.57
Total from investment operations .................... 1.47 2.81 (7.62) 2.19 8.46
Less distributions from:
Net realized gains ............................. — — (4.26) (2.91) (2.64)
Net asset value, end of year ....................... $14.79 $13.32 $10.51 $22.39 $23.11
Total return
c
................................... 11.04% 26.74% (33.69)% 10.01% 55.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.08% 1.04% 1.08% 1.10%
Expenses net of waiver and payments by affiliates ....... 1.07% 1.07%
d
1.02%
d
1.07%
d
1.09%
d
Net investment (loss) ............................ (0.38)% (0.16)% (0.43)% (0.80)% (0.61)%
Supplemental data
Net assets , end of year (000’s) ..................... $337,996 $347,641 $293,545 $472,565 $503,032
Portfolio turnover rate ............................ 31.76% 43.03% 41.30% 43.35% 48.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.33 $11.31 $23.62 $24.26 $18.04
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.07) (0.03) (0.07) (0.22) (0.14)
Net realized and unrealized gains (losses) ........... 1.63 3.05 (7.98) 2.49 9.00
Total from investment operations .................... 1.56 3.02 (8.05) 2.27 8.86
Less distributions from:
Net realized gains ............................. — — (4.26) (2.91) (2.64)
Net asset value, end of year ....................... $15.89 $14.33 $11.31 $23.62 $24.26
Total return
c
................................... 10.89% 26.70% (33.76)% 9.86% 55.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.18% 1.18% 1.14% 1.18% 1.20%
Expenses net of waiver and payments by affiliates ....... 1.17% 1.17%
d
1.12%
d
1.17%
d
1.19%
d
Net investment (loss) ............................ (0.48)% (0.26)% (0.52)% (0.90)% (0.71)%
Supplemental data
Net assets , end of year (000’s) ..................... $22,352 $22,381 $17,786 $26,518 $25,580
Portfolio turnover rate ............................ 31.76% 43.03% 41.30% 43.35% 48.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments, December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.8%
Aerospace & Defense 3.9%
a
Axon Enterprise, Inc. ................................. United States 22,500 $ 13,372,200
BWX Technologies, Inc. .............................. United States 26,500 2,951,835
a
Standardaero, Inc. .................................. United States 41,900 1,037,444
17,361,479
Banks 0.5%
Fifth Third Bancorp .................................. United States 55,000 2,325,400
Beverages 0.5%
a
Celsius Holdings, Inc. ................................ United States 83,100 2,188,854
Biotechnology 2.5%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 16,500 3,882,615
a
Ascendis Pharma A/S , ADR ........................... Denmark 6,400 881,088
a
CG oncology, Inc. ................................... United States 42,400 1,216,032
a
Natera, Inc. ........................................ United States 20,200 3,197,660
a
Vaxcyte, Inc. ....................................... United States 19,700 1,612,642
10,790,037
Building Products 1.2%
Trane Technologies plc ............................... United States 14,600 5,392,510
Capital Markets 9.6%
Ares Management Corp. , A ............................ United States 66,300 11,737,089
Blue Owl Capital, Inc. , A .............................. United States 286,300 6,659,338
LPL Financial Holdings, Inc. ........................... United States 14,200 4,636,442
MSCI, Inc. , A ....................................... United States 14,200 8,520,142
Nasdaq, Inc. ....................................... United States 73,300 5,666,823
Tradeweb Markets, Inc. , A ............................. United States 37,500 4,909,500
42,129,334
Commercial Services & Supplies 0.3%
a
Copart, Inc. ........................................ United States 23,200 1,331,448
Containers & Packaging 1.0%
Avery Dennison Corp. ................................ United States 23,700 4,434,981
Electrical Equipment 2.5%
AMETEK, Inc. ...................................... United States 28,600 5,155,436
Vertiv Holdings Co. , A ................................ United States 53,200 6,044,052
11,199,488
Energy Equipment & Services 0.7%
Halliburton Co. ..................................... United States 114,400 3,110,536
Entertainment 2.0%
a
ROBLOX Corp. , A ................................... United States 150,900 8,731,074
Financial Services 1.8%
a
Block, Inc. , A ....................................... United States 91,500 7,776,585
a
Paymentus Holdings, Inc. , A ........................... United States 4,000 130,680
7,907,265
Food Products 1.1%
a
Freshpet, Inc. ...................................... United States 31,400 4,650,654
Ground Transportation 1.7%
Old Dominion Freight Line, Inc. ......................... United States 43,200 7,620,480

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 4.2%
a
Dexcom, Inc. ....................................... United States 103,352 $ 8,037,685
a
IDEXX Laboratories, Inc. .............................. United States 9,850 4,072,384
a
Penumbra, Inc. ..................................... United States 26,860 6,378,713
18,488,782
Health Care Providers & Services 0.7%
a
HealthEquity, Inc. ................................... United States 30,600 2,936,070
Health Care Technology 1.6%
a
Veeva Systems, Inc. , A ............................... United States 33,500 7,043,375
Hotels, Restaurants & Leisure 6.1%
a
Cava Group, Inc. .................................... United States 50,800 5,730,240
a
DoorDash, Inc. , A ................................... United States 52,900 8,873,975
Texas Roadhouse, Inc. , A ............................. United States 30,500 5,503,115
Wingstop, Inc. ...................................... United States 16,300 4,632,460
Wynn Resorts Ltd. .................................. United States 24,000 2,067,840
26,807,630
Household Durables 1.1%
a
NVR, Inc. ......................................... United States 582 4,760,120
Independent Power and Renewable Electricity Producers 0.7%
Vistra Corp. ........................................ United States 21,400 2,950,418
Industrial REITs 0.8%
Terreno Realty Corp. ................................. United States 59,450 3,515,873
Insurance 1.3%
Arthur J Gallagher & Co. .............................. United States 20,600 5,847,310
Interactive Media & Services 1.3%
a
Pinterest, Inc. , A .................................... United States 197,200 5,718,800
IT Services 5.1%
a
Cloudflare, Inc. , A ................................... United States 68,800 7,408,384
a
Gartner, Inc. ....................................... United States 18,400 8,914,248
a
MongoDB, Inc. , A ................................... United States 26,500 6,169,465
22,492,097
Leisure Products 1.4%
a,b,c
Fanatics Holdings, Inc. ............................... United States 94,539 6,108,687
Life Sciences Tools & Services 1.1%
a
Repligen Corp. ..................................... United States 34,900 5,023,506
Machinery 1.0%
Xylem, Inc. ........................................ United States 39,000 4,524,780
Media 2.5%
New York Times Co. (The) , A ........................... United States 78,100 4,065,105
a
Trade Desk, Inc. (The) , A .............................. United States 58,100 6,828,493
10,893,598
Oil, Gas & Consumable Fuels 2.5%
Cheniere Energy, Inc. ................................ United States 23,800 5,113,906
Hess Corp. ........................................ United States 30,600 4,070,106
Targa Resources Corp. ............................... United States 10,000 1,785,000
10,969,012

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 1.0%
a
BellRing Brands, Inc. ................................. United States 58,500 $ 4,407,390
Professional Services 4.7%
Paychex, Inc. ...................................... United States 48,400 6,786,648
TransUnion ........................................ United States 47,100 4,366,641
Verisk Analytics, Inc. , A ............................... United States 34,900 9,612,507
20,765,796
Residential REITs 0.8%
Equity LifeStyle Properties, Inc. ......................... United States 49,700 3,310,020
Semiconductors & Semiconductor Equipment 5.3%
ASM International NV ................................ Netherlands 5,800 3,353,476
a
Astera Labs, Inc. .................................... United States 8,000 1,059,600
a
Lattice Semiconductor Corp. ........................... United States 104,955 5,945,701
Monolithic Power Systems, Inc. ......................... United States 9,650 5,709,905
a
Onto Innovation, Inc. ................................. United States 17,000 2,833,390
a
SiTime Corp. ....................................... United States 19,900 4,269,147
23,171,219
Software 15.9%
a
Alkami Technology, Inc. ............................... United States 97,925 3,591,889
a
AppLovin Corp. , A ................................... United States 7,900 2,558,257
a
Arteris, Inc. ........................................ United States 147,100 1,498,949
a
Confluent, Inc. , A .................................... United States 154,700 4,325,412
a
Crowdstrike Holdings, Inc. , A ........................... United States 18,900 6,466,824
a
Datadog, Inc. , A .................................... United States 58,000 8,287,620
a
Fair Isaac Corp. .................................... United States 4,500 8,959,185
a
HubSpot, Inc. ...................................... United States 14,100 9,824,457
a
Manhattan Associates, Inc. ............................ United States 18,000 4,864,320
a
Monday.com Ltd. .................................... United States 13,700 3,225,528
a
Procore Technologies, Inc. ............................ United States 56,700 4,248,531
a,d
ServiceTitan, Inc. , A ................................. United States 3,400 349,758
a
Synopsys, Inc. ..................................... United States 12,350 5,994,196
a
Tyler Technologies, Inc. ............................... United States 9,500 5,478,080
69,673,006
Specialty Retail 5.9%
a
AutoZone, Inc. ..................................... United States 1,500 4,803,000
a
Burlington Stores, Inc. ................................ United States 26,200 7,468,572
Ross Stores, Inc. ................................... United States 47,100 7,124,817
Tractor Supply Co. .................................. United States 125,685 6,668,846
26,065,235
Trading Companies & Distributors 2.5%
Fastenal Co. ....................................... United States 108,500 7,802,235
United Rentals, Inc. .................................. United States 4,600 3,240,424
11,042,659
Total Common Stocks (Cost $ 285,740,825 ) ...................................
425,688,923
Convertible Preferred Stocks 1.9%
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 48,915 892,289
a
Software 1.5%
a,b,c
Benchling, Inc. , F ................................... United States 35,200 497,262
a,b,c
Blaize, Inc. , D ...................................... United States 206,272 1,596,679

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,b,c
Blaize, Inc. , D-2 .................................... United States 82,758 $ 640,600
a,b,c
Databricks, Inc. , G .................................. United States 25,878 2,393,715
a,b,c
OneTrust LLC , C .................................... United States 82,367 1,160,338
6,288,594
Trading Companies & Distributors 0.2%
a,b,c
Anduril Industries, Inc. , F .............................. United States 45,571 990,559
a
Total Convertible Preferred Stocks (Cost $ 8,875,491 ) ..........................
8,171,442
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,b,c
Blaize, Inc. , 9/19/25 ................................. United States 8,275 22,913
a,b,c
Blaize, Inc. , 12/09/25 ................................. United States 5,777 29,348
a,b,c
Blaize, Inc. , 8/23/33 ................................. United States 1 —
52,261
Total Warrants (Cost $ 7 ) ....................................................
52,261
Principal
Amount
*
Convertible Bonds 0.1%
Software 0.1%
b ,c
Blaize, Inc. , 10%, 12/31/25 ............................ United States 195,400 436,363
Total Convertible Bonds (Cost $ 195,400 ) .....................................
436,363
Corporate Bonds 0.1%
Software 0.1%
b ,c
Blaize, Inc. , 10%, 12/31/25 ............................ United States 64,369 187,279
Total Corporate Bonds (Cost $ 64,369 ) .......................................
187,279
Total Long Term Investments (Cost $ 294,876,092 ) .............................
434,536,268
a
Short Term Investments 1.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 5,387,512 5,387,512
Total Money Market Funds (Cost $ 5,387,512 ) .................................
5,387,512

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 339,200 $ 339,200
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 339,200 ) ...........................................................
339,200
Total Short Term Investments (Cost $ 5,726,712 ) ...............................
5,726,712
a
Total Investments (Cost $ 300,602,804 ) 100.2% ................................
$440,262,980
Other Assets, less Liabilities (0.2) % .........................................
(750,102)
Net Assets 100.0% .........................................................
$439,512,878
a a a
See Abbreviations on page 22 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
A portion or all of the security is on loan at December 31, 2024. See Note 1(c).
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $294,876,092
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 5,726,712
Value - Unaffiliated issuers (Includes securities loaned of $ 329,184 ) ................................... $434,536,268
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 5,726,712
Cash .................................................................................... 65,711
Receivables:
Capital shares sold ........................................................................ 29,860
Dividends and interest ..................................................................... 128,720
Total assets .......................................................................... 440,487,271
Liabilities:
Payables:
Investment securities purchased .............................................................. 24,335
Capital shares redeemed ................................................................... 141,314
Management fees ......................................................................... 313,077
Distribution fees .......................................................................... 82,659
Trustees' fees and expenses ................................................................. 125
Payable upon return of securities loaned (Note 1 c ) .................................................. 339,200
Accrued expenses and other liabilities ........................................................... 73,683
Total liabilities ......................................................................... 974,393
Net assets, at value ................................................................. $439,512,878
Net assets consist of:
Paid-in capital ............................................................................. $279,220,850
Total distributable earnings (losses) ............................................................. 160,292,028
Net assets, at value ................................................................. $439,512,878
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $79,165,224
Shares outstanding ........................................................................ 4,169,645
Net asset value and maximum offering price per share
a
............................................. $18.99
Class 2:
Net assets, at value ....................................................................... $337,995,802
Shares outstanding ........................................................................ 22,848,080
Net asset value and maximum offering price per share
a
............................................. $14.79
Class 4:
Net assets, at value ....................................................................... $22,351,852
Shares outstanding ........................................................................ 1,406,376
Net asset value and maximum offering price per share
a
............................................. $15.89
a
Net asset value per share may not recalculate due to rounding.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $2,505,916
Non-controlled affiliates (Note 3 e ) ............................................................. 520,708
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (37,570)
Non-controlled affiliates (Note 3 e ) ............................................................. 52,554
Total investment income ................................................................... 3,041,608
Expenses:
Management fees (Note 3 a ) ................................................................... 3,532,037
Distribution fees: (Note 3c )
Class 2 ................................................................................ 855,192
Class 4 ................................................................................ 79,966
Custodian fees ............................................................................ 3,303
Professional fees ........................................................................... 70,224
Trustees' fees and expenses .................................................................. 4,822
Other .................................................................................... 41,971
Total expenses ......................................................................... 4,587,515
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (40,519)
Net expenses ......................................................................... 4,546,996
Net investment income (loss) ............................................................ (1,505,388)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 32,498,981
Foreign currency transactions ................................................................ 1,428
Net realized gain (loss) .................................................................. 32,500,409
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 15,586,726
Net realized and unrealized gain (loss) ............................................................ 48,087,135
Net increase (decrease) in net assets resulting from operations .......................................... $46,581,747

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Small-Mid Cap Growth VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,505,388) $(518,411)
Net realized gain (loss) ................................................. 32,500,409 15,587,159
Net change in unrealized appreciation (depreciation) ........................... 15,586,726 80,176,175
Net increase (decrease) in net assets resulting from operations ................ 46,581,747 95,244,923
Capital share transactions: (Note 2 )
Class 1 ............................................................. (794,489) (4,995,094)
Class 2 ............................................................. (45,470,128) (20,706,621)
Class 4 ............................................................. (2,567,436) (12,293)
Total capital share transactions ............................................ (48,832,053) (25,714,008)
Net increase (decrease) in net assets ................................... (2,250,306) 69,530,915
Net assets:
Beginning of year ....................................................... 441,763,184 372,232,269
End of year ........................................................... $439,512,878 $441,763,184

Franklin Templeton Variable Insurance Products Trust
13
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Small-Mid Cap Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small-Mid Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.800% of the Fund’s average daily net assets.
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 628,612 $11,154,647 476,888 $7,125,858
Shares redeemed ............................... (665,146) (11,949,136) (807,978) (12,120,952)
Net increase (decrease) .......................... (36,534) $(794,489) (331,090) $(4,995,094)
Class 2 Shares:
Shares sold ................................... 793,547 $11,063,745 2,714,239 $31,998,778
Shares redeemed ............................... (4,039,161) (56,533,873) (4,549,047) (52,705,399)
Net increase (decrease) .......................... (3,245,614) $(45,470,128) (1,834,808) $(20,706,621)
Class 4 Shares:
Shares sold ................................... 217,567 $3,222,163 247,168 $3,216,520
Shares redeemed ............................... (373,263) (5,789,599) (257,072) (3,228,813)
Net increase (decrease) .......................... (155,696) $(2,567,436) (9,904) $(12,293)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2024, the Fund utilized $9,030,837 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $11,615,433 $73,930,033 $(80,157,954) $— $— $5,387,512 5,387,512 $520,708
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $3,185,475 $21,770,359 $(24,616,634) $— $— $339,200 339,200 $52,554
Total Affiliated Securities ... $14,800,908 $95,700,392 $(104,774,588) $— $— $5,726,712 $573,262
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, corporate actions and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$136,653,818 and $180,646,680, respectively.
At December 31, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received
$339,200 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $302,832,673
Unrealized appreciation ........................................................................ $148,661,081
Unrealized depreciation ........................................................................ (11,230,774)
Net unrealized appreciation (depreciation) .......................................................... $137,430,307
Distributable earnings:
Undistributed long term capital gains .............................................................. 22,861,723
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
45,571 Anduril Industries, Inc., F ...................... 7/17/24 $ 990,559 $ 990,559
35,200 Benchling, Inc., F ............................ 10/20/21 1,150,910 497,262
259,769 Blaize, Inc., 10%, 12/31/25 ..................... 1/19/23 259,769 623,642
5,777 Blaize, Inc., 12/09/25 ......................... 1/19/23 7 29,348
1 Blaize, Inc., 8/23/33 .......................... 8/23/23 — —
8,275 Blaize, Inc., 9/19/25 .......................... 9/20/22 - 9/20/22 — 22,913
206,272 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 1,596,679
82,758 Blaize, Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 640,600
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 2,393,715
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund (continued)
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 $ 1,669,739 $ 6,108,687
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 892,289
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,241 1,160,338
Total Restricted Securities (Value is 3.4% of Net Assets) ............... $10,805,006 $14,956,032
*
In U.S. dollars unless otherwise indicated.
6. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 17,361,479 $ — $ — $ 17,361,479
Banks ............................... 2,325,400 — — 2,325,400
Beverages ........................... 2,188,854 — — 2,188,854
Biotechnology ......................... 10,790,037 — — 10,790,037
Building Products ...................... 5,392,510 — — 5,392,510
Capital Markets ........................ 42,129,334 — — 42,129,334
Commercial Services & Supplies ........... 1,331,448 — — 1,331,448
Containers & Packaging ................. 4,434,981 — — 4,434,981
Electrical Equipment .................... 11,199,488 — — 11,199,488
Energy Equipment & Services ............. 3,110,536 — — 3,110,536
Entertainment ......................... 8,731,074 — — 8,731,074
Financial Services ...................... 7,907,265 — — 7,907,265
Food Products ........................ 4,650,654 — — 4,650,654
Ground Transportation .................. 7,620,480 — — 7,620,480
Health Care Equipment & Supplies ......... 18,488,782 — — 18,488,782
Health Care Providers & Services .......... 2,936,070 — — 2,936,070
Health Care Technology ................. 7,043,375 — — 7,043,375
Hotels, Restaurants & Leisure ............. 26,807,630 — — 26,807,630
Household Durables .................... 4,760,120 — — 4,760,120
Independent Power and Renewable Electricity
Producers .......................... 2,950,418 — — 2,950,418
Industrial REITs ....................... 3,515,873 — — 3,515,873
Insurance ............................ 5,847,310 — — 5,847,310
Interactive Media & Services .............. 5,718,800 — — 5,718,800
IT Services ........................... 22,492,097 — — 22,492,097
Leisure Products ....................... — — 6,108,687 6,108,687
Life Sciences Tools & Services ............ 5,023,506 — — 5,023,506
Machinery ............................ 4,524,780 — — 4,524,780
Media ............................... 10,893,598 — — 10,893,598
Oil, Gas & Consumable Fuels ............. 10,969,012 — — 10,969,012
Personal Care Products ................. 4,407,390 — — 4,407,390
Professional Services ................... 20,765,796 — — 20,765,796
Residential REITs ...................... 3,310,020 — — 3,310,020
Semiconductors & Semiconductor Equipment . 19,817,743 3,353,476 — 23,171,219
Software ............................. 69,673,006 — — 69,673,006
Specialty Retail ........................ 26,065,235 — — 26,065,235
Trading Companies & Distributors .......... 11,042,659 — — 11,042,659
Convertible Preferred Stocks ................ — — 8,171,442 8,171,442
Warrants ............................... — — 52,261
a
52,261
Convertible Bonds ....................... — — 436,363 436,363
Corporate Bonds ........................ — — 187,279 187,279
Short Term Investments ................... 5,726,712 — — 5,726,712
Total Investments in Securities ........... $421,953,472 $3,353,476
b
$14,956,032 $440,262,980
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $3,353,476, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2024, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2024, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,610,010 $ — $ — $ — $ — $ — $ — $ (501,323) $ 6,108,687 $ (501,323)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 901,223 — — — — — — (8,934) 892,289 (8,934)
Software .......... 5,004,113 — — — — — — 1,284,481 6,288,594 1,284,481
Trading Companies &
Distributors ...... — 990,559 — — — — — — 990,559 —
Warrants :
Software .......... 1,418
c
—
c
—
c
— — — — 50,843 52,261
c
50,843
Convertible Bonds :
Software .......... 195,400 — — — — — — 240,963 436,363 240,963
Corporate Bonds :
Software .......... 64,375 — — — — — — 122,904 187,279 122,904
Total Investments in
Securities ............ $12,776,539 $990,559 $— $— $— $— $— $1,188,934 $14,956,032 $1,188,934
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...........
$6,108,687 Market comparables Discount for lack of
marketability
12.1% Decrease
EV / revenue multiple 3.9x Increase
Trade Price $60.0 Increase
All Other Investments
..........
8,847,345
b,c
Total
.......................
$14,956,032
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Abbreviations List
EV - Enterprise value
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Report of Independent Registered Public Accounting Firm
23
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small-Mid Cap
Growth VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Small-Mid Cap Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, private placement agent, portfolio company and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Tax Information (unaudited)
24
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,539,520

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
25
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4842-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Strategic Income VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 35
Notes to Financial Statements 39
Report of Independent Registered Public Accounting Firm 56
Tax Information 57
Changes In and Disagreements with Accountants 58
Results of Meeting(s) of Shareholders 58
Remuneration Paid to Directors, Officers and Others 58
Board Approval of Management and Subadvisory Agreements 58

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.39 $9.09 $10.64 $10.76 $10.93
Income from investment operations
b
:
Net investment income
c
......................... 0.43 0.43 0.37 0.33 0.36
Net realized and unrealized gains (losses) ........... (0.04) 0.31 (1.49) (0.08) 0.01
Total from investment operations .................... 0.39 0.74 (1.12) 0.25 0.37
Less distributions from:
Net investment income .......................... (0.43) (0.44) (0.43) (0.37) (0.54)
Net asset value, end of year ....................... $9.35 $9.39 $9.09 $10.64 $10.76
Total return
d
................................... 4.32% 8.37% (10.46)% 2.28% 3.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.84% 0.77% 0.78% 0.75%
Expenses net of waiver and payments by affiliates ....... 0.78% 0.79%
e
0.70%
e
0.74%
e
0.73%
e
Net investment income ........................... 4.55% 4.67% 3.84% 3.11% 3.46%
Supplemental data
Net assets , end of year (000’s) ..................... $172,517 $182,461 $189,767 $248,352 $261,409
Portfolio turnover rate ............................ 86.89%
f
59.05% 63.64% 58.28%
f
114.19%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 37.38%
f
58.37% 63.64% 43.00%
f
73.45%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.01 $8.73 $10.23 $10.36 $10.55
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.39 0.33 0.29 0.33
Net realized and unrealized gains (losses) ........... (0.04) 0.31 (1.43) (0.07) —
d
Total from investment operations .................... 0.35 0.70 (1.10) 0.22 0.33
Less distributions from:
Net investment income .......................... (0.41) (0.42) (0.40) (0.35) (0.52)
Net asset value, end of year ....................... $8.95 $9.01 $8.73 $10.23 $10.36
Total return
e
................................... 4.02% 8.18% (10.75)% 2.11% 3.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.09% 1.02% 1.03% 1.01%
Expenses net of waiver and payments by affiliates ....... 1.03% 1.04%
f
0.95%
f
0.99%
f
0.99%
f
Net investment income ........................... 4.30% 4.42% 3.59% 2.86% 3.23%
Supplemental data
Net assets , end of year (000’s) ..................... $68,010 $73,436 $73,617 $89,733 $100,758
Portfolio turnover rate ............................ 86.89%
g
59.05% 63.64% 58.28%
g
114.19%
Portfolio turnover rate excluding mortgage dollar rolls
h
.... 37.38%
g
58.37% 63.64% 43.00%
g
73.45%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.31 $9.01 $10.54 $10.66 $10.83
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.39 0.33 0.29 0.32
Net realized and unrealized gains (losses) ........... (0.03) 0.31 (1.47) (0.07) 0.01
Total from investment operations .................... 0.36 0.70 (1.14) 0.22 0.33
Less distributions from:
Net investment income .......................... (0.40) (0.40) (0.39) (0.34) (0.50)
Net asset value, end of year ....................... $9.27 $9.31 $9.01 $10.54 $10.66
Total return
d
................................... 3.98% 7.99% (10.84)% 2.06% 3.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.19% 1.12% 1.13% 1.10%
Expenses net of waiver and payments by affiliates ....... 1.13% 1.14%
e
1.05%
e
1.09%
e
1.09%
e
Net investment income ........................... 4.20% 4.31% 3.48% 2.76% 3.12%
Supplemental data
Net assets , end of year (000’s) ..................... $35,001 $36,147 $37,419 $50,381 $51,709
Portfolio turnover rate ............................ 86.89%
f
59.05% 63.64% 58.28%
f
114.19%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 37.38%
f
58.37% 63.64% 43.00%
f
73.45%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ....................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd., B ....................... South Africa 1,472,041 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 4,744 202
Machinery 0.0%
†
UTEX Industries, Inc. ................................ United States 1,757 73,135
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 431 2,586
Birch Permian Holdings, Inc. ........................... United States 4,478 27,779
30,365
Total Common Stocks (Cost $1,107,368) .....................................
103,702
Management Investment Companies 0.7%
Capital Markets 0.7%
a,b,d,e
Franklin BSP Real Estate Credit BDC .................... United States 67,726 1,823,176
b
Total Management Investment Companies (Cost $1,745,014) ...................
1,823,176
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 11,237 1,152
b
Total Preferred Stocks (Cost $169) ..........................................
1,152
Warrants
Warrants 0.0%
Machinery 0.0%
a,b
UTEX Industries, Inc., 2/20/49 .......................... United States 150 —
Total Warrants (Cost $132) .................................................
—
Principal
Amount
*
Corporate Bonds 59.2%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 ........................ United States 700,000 635,835
Senior Note, 5.15%, 5/01/30 ......................... United States 700,000 690,707
f
Bombardier, Inc. , Senior Note , 144A, 7%, 6/01/32 ........... Canada 600,000 611,107
Howmet Aerospace, Inc. , Senior Note , 4.85%, 10/15/31 .......
United States 250,000 245,305
f
TransDigm, Inc. , Senior Secured Note , 144A, 6%, 1/15/33 ..... United States 700,000 686,596
2,869,550
Air Freight & Logistics 0.2%
FedEx Corp. , Senior Bond , 4.05%, 2/15/48 ................
United States 650,000 498,122
Automobile Components 0.8%
f
Adient Global Holdings Ltd. , Senior Secured Note , 144A, 7%,
4/15/28 ......................................... United States 200,000 202,529
f
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ................... United States 800,000 795,781

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
f
Allison Transmission, Inc., (continued)
Senior Bond, 144A, 3.75%, 1/30/31 .................... United States 300,000 $ 265,628
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%,
10/15/29 ........................................ United States 600,000 486,650
f
ZF North America Capital, Inc. , Senior Note , 144A, 6.75%,
4/23/30 ......................................... Germany 400,000 385,092
2,135,680
Automobiles 0.3%
f
Hyundai Capital America , Senior Note , 144A, 5.35%, 3/19/29 .. United States 150,000 150,902
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5%,
7/15/29 ......................................... United Kingdom 800,000 777,156
928,058
Banks 6.2%
f
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 250,000 255,605
Banco Santander SA , Sub. Bond , 2.749%, 12/03/30 .........
Spain 300,000 254,238
Bank of America Corp. ,
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ... United States 800,000 760,609
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 .... United States 1,000,000 989,551
f
BNP Paribas SA ,
Senior Non-Preferred Note, 144A, 2.219% to 6/08/25, FRN
thereafter, 6/09/26 ................................. France 500,000 493,635
Senior Preferred Note, 144A, 5.176% to 1/08/29, FRN
thereafter, 1/09/30 ................................. France 1,000,000 997,067
f
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 800,000 757,439
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ......................................... United States 1,600,000 1,609,109
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ... United Kingdom 800,000 702,701
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ... United Kingdom 300,000 255,560
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ..... United Kingdom 550,000 552,404
JPMorgan Chase & Co. ,
Senior Bond, 3.2%, 6/15/26 .......................... United States 1,213,000 1,190,771
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ... United States 1,000,000 881,330
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ... United States 300,000 298,227
KeyBank NA , Senior Note , 4.15%, 8/08/25 ................
United States 500,000 497,573
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 500,000 511,825
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 800,000 761,928
f
Societe Generale SA ,
Senior Non-Preferred Bond, 144A, 2.889% to 6/08/31, FRN
thereafter, 6/09/32 ................................. France 800,000 669,788
Senior Non-Preferred Note, 144A, 1.792% to 6/08/26, FRN
thereafter, 6/09/27 ................................. France 700,000 666,451
Toronto-Dominion Bank (The) , Senior Note , 4.693%, 9/15/27 ...
Canada 1,000,000 997,989
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 ................................ United States 800,000 806,394
f
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 500,000 434,903
Wells Fargo & Co. ,
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ..... United States 500,000 499,124
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .. United States 800,000 832,778

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co., (continued)
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 .... United States 450,000 $ 451,408
17,128,407
Beverages 0.3%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375%, 4/30/29 Canada 1,000,000 930,858
Biotechnology 0.5%
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 .......................... United States 400,000 371,102
Senior Bond, 5.25%, 3/02/33 ......................... United States 700,000 695,120
f
Grifols SA , Senior Note , 144A, 4.75%, 10/15/28 ............ Spain 200,000 184,009
1,250,231
Broadline Retail 0.1%
a,f,g,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3%, 12/31/22 ..................................... South Africa 1,036,360 —
a,f,g,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25%, 12/31/22 .................................... South Africa 564,697 —
f
Wayfair LLC , Senior Secured Note , 144A, 7.25%, 10/31/29 .... United States 400,000 400,800
400,800
Building Products 0.8%
f
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75%, 8/01/28 ................................... United States 300,000 287,802
f
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625%, 12/15/30 ........................ United States 900,000 902,325
f
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75%, 4/01/32 .............. United States 300,000 301,593
f
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5%,
8/15/32 ......................................... United States 100,000 100,246
f
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 .................... United States 500,000 478,923
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 200,000 171,646
2,242,535
Capital Markets 2.5%
Deutsche Bank AG , Senior Preferred Note , 5.371%, 9/09/27 ...
Germany 800,000 811,929
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.383% to 7/20/31, FRN thereafter, 7/21/32 ... United States 370,000 308,494
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 .... United States 300,000 298,388
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 1,000,000 949,187
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125%, 11/01/32 ............................. United States 500,000 495,701
Morgan Stanley ,
Senior Bond, 3.591%, 7/22/28 ........................ United States 809,000 780,412
Senior Bond, 5.466% to 1/17/34, FRN thereafter, 1/18/35 ... United States 200,000 198,979
f
MSCI, Inc. , Senior Bond , 144A, 3.25%, 8/15/33 ............. United States 1,200,000 1,014,685
f
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25%, 4/01/29 ................................... United States 250,000 252,895
f
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875%, 3/01/31 United States 300,000 314,059
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ......................... Switzerland 400,000 398,797
f
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 Switzerland 300,000 302,195

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
UBS Group AG, (continued)
f
Senior Note, 144A, 5.711% to 1/11/26, FRN thereafter, 1/12/27 Switzerland 700,000 $ 705,264
6,830,985
Chemicals 1.6%
f
Avient Corp. , Senior Note , 144A, 6.25%, 11/01/31 ........... United States 200,000 197,496
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99%,
2/20/32 ......................................... Mexico 400,000 294,420
Celanese US Holdings LLC , Senior Note , 6.165%, 7/15/27 ....
United States 450,000 456,856
f
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375%,
10/03/31 ........................................ Germany 300,000 312,951
f
Element Solutions, Inc. , Senior Note , 144A, 3.875%, 9/01/28 ... United States 800,000 759,485
f
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75%, 7/15/26 United Kingdom 800,000 EUR 825,955
f,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25%, 11/01/26 United States 347,287 289,743
Nutrien Ltd. , Senior Note , 4.9%, 3/27/28 ..................
Canada 100,000 100,002
f
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 United States 300,000 317,444
f
Syngenta Finance NV , Senior Note , 144A, 4.892%, 4/24/25 .... Switzerland 800,000 799,258
f
Yara International ASA , Senior Bond , 144A, 3.148%, 6/04/30 ... Brazil 100,000 89,837
4,443,447
Commercial Services & Supplies 1.3%
f
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875%, 2/15/31 ................................... United States 700,000 716,331
f
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375%, 8/31/27 ............. United States 1,000,000 936,172
f
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5%,
8/01/29 ......................................... United States 400,000 406,631
f
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5%,
11/30/30 ........................................ United States 150,000 161,735
f
Waste Management, Inc. , Senior Note , 144A, 3.875%, 1/15/29 . United States 1,000,000 964,401
f
Wrangler Holdco Corp. , Senior Note , 144A, 6.625%, 4/01/32 ... Canada 500,000 509,507
3,694,777
Construction & Engineering 0.3%
f
Arcosa, Inc. , Senior Note , 144A, 4.375%, 4/15/29 ........... United States 800,000 746,755
Construction Materials 0.2%
f
Knife River Corp. , Senior Note , 144A, 7.75%, 5/01/31 ........ United States 500,000 521,334
Consumer Finance 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4%, 10/29/33 ......................... Ireland 800,000 681,755
f
FirstCash, Inc. , Senior Note , 144A, 6.875%, 3/01/32 ......... United States 600,000 603,198
General Motors Financial Co., Inc. , Senior Bond , 5.45%, 9/06/34
United States 290,000 281,668
OneMain Finance Corp. , Senior Note , 9%, 1/15/29 ..........
United States 600,000 636,696
2,203,317
Consumer Staples Distribution & Retail 0.2%
f
Cencosud SA , Senior Note , 144A, 5.95%, 5/28/31 ........... Chile 200,000 199,828
f
US Foods, Inc. ,
Senior Note, 144A, 6.875%, 9/15/28 ................... United States 300,000 307,342
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 100,000 97,430
604,600

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 1.1%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 .................... United States 600,000 $ 343,611
Senior Secured Note, 144A, 2.125%, 8/15/26 ............ United States 200,000 EUR 185,811
f
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6%, 9/15/28 .... Canada 75,000 74,008
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375%, 10/15/28 ... United States 500,000 500,068
f
Sealed Air Corp. , Senior Note , 144A, 6.125%, 2/01/28 ........ United States 800,000 803,306
f
Trivium Packaging Finance BV , Senior Secured Note , 144A,
5.5%, 8/15/26 .................................... Netherlands 700,000 692,647
WRKCo, Inc. , Senior Bond , 3%, 6/15/33 ..................
United States 400,000 336,045
2,935,496
Distributors 0.2%
f
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 .................... Canada 300,000 314,097
Senior Secured Note, 144A, 6.75%, 3/15/28 ............. Canada 200,000 204,728
518,825
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....
United States 800,000 750,952
Diversified REITs 0.1%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75%, 12/15/27 ................. United States 400,000 365,443
Diversified Telecommunication Services 1.2%
AT&T, Inc. , Senior Bond , 3.65%, 9/15/59 ..................
United States 800,000 530,420
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5%, 5/01/32 .................................... United States 300,000 258,395
f
Iliad Holding SASU ,
Senior Secured Note, 144A, 7%, 10/15/28 ............... France 600,000 608,529
Senior Secured Note, 144A, 7%, 4/15/32 ................ France 525,000 528,313
Telefonica Emisiones SA , Senior Bond , 4.895%, 3/06/48 ......
Spain 150,000 127,285
Verizon Communications, Inc. , Senior Note , 2.355%, 3/15/32 ..
United States 1,000,000 829,570
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5%, 8/15/30 .................................... United Kingdom 400,000 345,934
3,228,446
Electric Utilities 2.1%
Duke Energy Corp. , Senior Bond , 2.45%, 6/01/30 ...........
United States 600,000 526,218
Duke Energy Ohio, Inc. , Senior Bond , 5.25%, 4/01/33 ........
United States 100,000 99,859
Exelon Corp. , Senior Bond , 4.05%, 4/15/30 ................
United States 1,300,000 1,239,721
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051%,
3/01/25 ......................................... United States 370,000 370,687
f
NRG Energy, Inc. , Senior Note , 144A, 5.75%, 7/15/29 ........ United States 400,000 390,848
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 .......................... United States 400,000 331,333
Senior Note, 5.5%, 3/15/29 .......................... United States 700,000 714,452
Virginia Electric and Power Co. , Senior Bond , 6.35%, 11/30/37 .
United States 85,000 90,725
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 1,100,000 1,036,665
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 500,000 477,844

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Xcel Energy, Inc. , Senior Bond , 5.45%, 8/15/33 .............
United States 500,000 $ 496,265
5,774,617
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15%, 3/15/33 .................
United States 200,000 188,076
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125%,
11/15/28 ........................................ United States 800,000 755,802
943,878
Electronic Equipment, Instruments & Components 1.0%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25%, 2/15/29 ..
United States 900,000 829,896
Flex Ltd. , Senior Bond , 4.875%, 5/12/30 ..................
United States 800,000 780,703
f
TTM Technologies, Inc. , Senior Note , 144A, 4%, 3/01/29 ...... United States 800,000 743,100
f
Zebra Technologies Corp. , Senior Note , 144A, 6.5%, 6/01/32 .. United States 300,000 304,595
2,658,294
Energy Equipment & Services 0.6%
f
Kodiak Gas Services LLC , Senior Note , 144A, 7.25%, 2/15/29 .. United States 600,000 612,595
f
Nabors Industries, Inc. , Senior Note , 144A, 8.875%, 8/15/31 ... United States 500,000 464,793
Transocean, Inc. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 100,000 82,036
f
Senior Note, 144A, 8.25%, 5/15/29 .................... United States 100,000 98,057
f
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 510,000 528,166
1,785,647
Entertainment 0.2%
f
Banijay Entertainment SAS ,
Senior Secured Note, 144A, 7%, 5/01/29 ................ France 300,000 EUR 328,238
Senior Secured Note, 144A, 8.125%, 5/01/29 ............ France 32,323 33,621
Warnermedia Holdings, Inc. , Senior Note , 4.054%, 3/15/29 ....
United States 300,000 279,224
641,083
Financial Services 0.9%
Corebridge Financial, Inc. , Senior Note , 6.05%, 9/15/33 .......
United States 500,000 517,496
f
GGAM Finance Ltd. , Senior Note , 144A, 8%, 6/15/28 ........ Ireland 400,000 420,318
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6%, 8/15/26 United States 700,000 701,332
f
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75%,
11/15/31 ........................................ United States 600,000 574,123
f
PRA Group, Inc. , Senior Note , 144A, 5%, 10/01/29 .......... United States 400,000 366,306
2,579,575
Food Products 1.0%
f
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4%, 5/17/51 ... Mexico 200,000 145,362
f,g
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75%, 10/01/29 United States 100,000 104,128
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625%, 7/01/29 ................................... United States 100,000 103,534
f
Darling Ingredients, Inc. , Senior Note , 144A, 6%, 6/15/30 ..... United States 700,000 691,145
General Mills, Inc. , Senior Note , 5.241%, 11/18/25 ...........
United States 150,000 150,003
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 2.5%, 1/15/27 .......................... United States 500,000 475,234
Senior Note, 3%, 2/02/29 ........................... United States 200,000 182,593
Senior Note, 3.625%, 1/15/32 ........................ United States 400,000 353,234
Mondelez International, Inc. , Senior Bond , 4.75%, 8/28/34 .....
United States 300,000 287,249

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
f
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25%, 2/15/32 United States 300,000 $ 298,121
2,790,603
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35%, 6/01/50 ..
United States 300,000 198,291
Ground Transportation 0.9%
f
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8%, 4/15/34 ...... United Kingdom 200,000 200,279
f
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25%, 1/15/30 .......................... United States 500,000 516,182
CSX Corp. , Senior Bond , 4.1%, 3/15/44 ..................
United States 550,000 451,972
f
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4%, 7/31/29 ..................... United States 500,000 459,413
f
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125%, 8/01/32 ................................... United States 300,000 309,525
f
XPO, Inc. , Senior Note , 144A, 7.125%, 2/01/32 ............. United States 600,000 615,192
2,552,563
Health Care Equipment & Supplies 0.9%
f
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375%,
10/01/28 ........................................ United States 800,000 829,000
Baxter International, Inc. , Senior Note , 2.272%, 12/01/28 ......
United States 500,000 450,836
GE HealthCare Technologies, Inc. , Senior Note , 5.6%, 11/15/25
United States 500,000 503,526
f
Neogen Food Safety Corp. , Senior Note , 144A, 8.625%, 7/20/30 United States 600,000 646,519
2,429,881
Health Care Providers & Services 2.8%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 ........................ United States 300,000 290,835
Senior Note, 2.45%, 7/15/28 ......................... United States 100,000 90,072
Senior Note, 4.625%, 12/15/29 ....................... United States 200,000 189,309
Senior Note, 3.375%, 2/15/30 ........................ United States 600,000 534,783
Senior Note, 2.625%, 8/01/31 ........................ United States 200,000 164,832
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................. United States 100,000 75,648
Senior Secured Note, 144A, 5.625%, 3/15/27 ............ United States 700,000 672,583
Senior Secured Note, 144A, 6%, 1/15/29 ................ United States 200,000 179,298
f
Concentra Escrow Issuer Corp. , Senior Note , 144A, 6.875%,
7/15/32 ......................................... United States 200,000 204,442
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ......................... United States 400,000 325,762
Senior Bond, 5.3%, 6/01/33 .......................... United States 500,000 479,510
Senior Bond, 2.7%, 8/21/40 .......................... United States 600,000 395,490
f
DaVita, Inc. , Senior Note , 144A, 4.625%, 6/01/30 ........... United States 800,000 736,148
Elevance Health, Inc. , Senior Bond , 3.7%, 9/15/49 ..........
United States 150,000 106,942
HCA, Inc. , Senior Bond , 3.5%, 9/01/30 ...................
United States 1,300,000 1,181,212
Icon Investments Six DAC , Senior Secured Bond , 6%, 5/08/34 .
United States 200,000 202,028
f
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...... Italy 700,000 660,565
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75%,
11/01/28 ........................................ United States 500,000 326,265
Tenet Healthcare Corp. , Senior Secured Note , 6.125%, 6/15/30 .
United States 900,000 894,031
7,709,755

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. , Senior Bond , 5.25%,
5/15/36 ......................................... United States 250,000 $ 242,769
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 .......................... United States 400,000 337,619
Senior Bond, 3.5%, 3/15/31 .......................... United States 300,000 189,327
769,715
Health Care Technology 0.3%
f
IQVIA, Inc. , Senior Note , 144A, 6.5%, 5/15/30 .............. United States 800,000 814,841
Hotel & Resort REITs 0.5%
f
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375%, 10/15/29 .................................. United States 200,000 198,161
f
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5%, 4/01/32 ............................... United States 700,000 704,104
f
XHR LP ,
Senior Note, 144A, 6.625%, 5/15/30 ................... United States 125,000 125,566
Senior Secured Note, 144A, 4.875%, 6/01/29 ............ United States 400,000 377,687
1,405,518
Hotels, Restaurants & Leisure 2.3%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4%, 10/15/30 ..................................... Canada 700,000 626,670
f
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875%, 4/30/29 .............................. Czech Republic 600,000 618,957
f
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 900,000 843,357
Senior Note, 144A, 6%, 10/15/32 ..................... United States 100,000 96,511
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75%, 1/15/30 ................. United States 500,000 461,694
f
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75%, 11/15/29 ................................... Canada 500,000 512,295
Marriott International, Inc. , Senior Bond , 5.3%, 5/15/34 .......
United States 250,000 248,229
f
Papa John's International, Inc. , Senior Note , 144A, 3.875%,
9/15/29 ......................................... United States 300,000 269,189
f
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 100,000 98,431
Senior Note, 144A, 6%, 2/01/33 ...................... United States 600,000 599,007
f
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. ,
Senior Secured Note , 144A, 6.625%, 5/01/32 ............. United States 500,000 507,162
f
Viking Cruises Ltd. ,
Senior Note, 144A, 5.875%, 9/15/27 ................... United States 300,000 298,728
Senior Note, 144A, 7%, 2/15/29 ...................... United States 300,000 301,949
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond, 144A, 5.125%, 10/01/29 .................. United States 500,000 479,261
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 300,000 312,635
6,274,075
Household Durables 0.6%
f
LGI Homes, Inc. , Senior Note , 144A, 8.75%, 12/15/28 ........ United States 600,000 629,743
Toll Brothers Finance Corp. , Senior Bond , 3.8%, 11/01/29 .....
United States 640,000 603,089
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875%, 9/15/28 .............................. United States 500,000 478,983
1,711,815

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products 0.3%
f
Central Garden & Pet Co. , Senior Bond , 144A, 4.125%, 4/30/31 United States 500,000 $ 442,633
f
Energizer Holdings, Inc. , Senior Note , 144A, 4.375%, 3/31/29 .. United States 300,000 278,927
721,560
Independent Power and Renewable Electricity Producers 1.4%
f
AES Andes SA , Senior Note , 144A, 6.3%, 3/15/29 ........... Chile 500,000 503,089
f
Atlantica Sustainable Infrastructure plc , Senior Note , 144A,
4.125%, 6/15/28 ................................... Spain 900,000 850,923
f
Clearway Energy Operating LLC , Senior Note , 144A, 3.75%,
2/15/31 ......................................... United States 500,000 435,748
Constellation Energy Generation LLC , Senior Bond , 6.125%,
1/15/34 ......................................... United States 200,000 209,482
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25%, 7/01/29 ................................... United States 1,000,000 916,430
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625%,
6/01/30 ......................................... United States 800,000 853,152
3,768,824
Insurance 2.4%
f
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 300,000 314,073
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 500,000 515,382
f
AIA Group Ltd. , Senior Bond , 144A, 4.95%, 4/04/33 ......... Hong Kong 300,000 295,771
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 100,000 101,045
Senior Secured Note, 144A, 6.75%, 4/15/28 ............. United States 600,000 603,439
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 200,000 201,000
Arch Capital Group Ltd. , Senior Bond , 3.635%, 6/30/50 .......
United States 1,000,000 713,454
Arthur J Gallagher & Co. , Senior Note , 5%, 2/15/32 ..........
United States 250,000 246,885
f
Corebridge Global Funding , Secured Note , 144A, 5.9%, 9/19/28 United States 200,000 205,903
F&G Annuities & Life, Inc. , Senior Note , 6.5%, 6/04/29 .......
United States 200,000 204,335
f
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ................... United States 1,100,000 1,106,836
Secured Note, 144A, 4.3%, 8/25/29 .................... United States 300,000 292,200
f
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9%,
6/12/28 ......................................... United States 600,000 600,587
f
RGA Global Funding , Secured Note , 144A, 5.5%, 1/11/31 ..... United States 700,000 707,790
f
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875%,
4/15/34 ......................................... United States 400,000 418,790
6,527,490
Interactive Media & Services 0.3%
f
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39%, 6/03/30 .... China 900,000 786,450
IT Services 0.8%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875%,
9/15/27 ......................................... United States 900,000 856,323
f
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5%,
6/01/31 ......................................... United States 300,000 306,277
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ..................... United States 700,000 682,626
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 400,000 371,902
2,217,128
Life Sciences Tools & Services 0.1%
f
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5%, 7/01/30 United States 400,000 401,164

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.9%
f
ATS Corp. , Senior Note , 144A, 4.125%, 12/15/28 ........... Canada 400,000 $ 372,259
f
Esab Corp. , Senior Note , 144A, 6.25%, 4/15/29 ............. United States 300,000 304,107
Hillenbrand, Inc. , Senior Note , 6.25%, 2/15/29 ..............
United States 300,000 300,180
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25%, 10/01/31 United States 300,000 307,882
Parker-Hannifin Corp. , Senior Note , 4.25%, 9/15/27 .........
United States 400,000 395,848
f
Terex Corp. , Senior Note , 144A, 6.25%, 10/15/32 ........... United States 900,000 883,283
2,563,559
Media 2.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8%, 4/01/31 ............................... United States 1,300,000 1,096,836
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 400,000 361,381
Senior Secured Note, 144A, 5.125%, 8/15/27 ............ United States 200,000 192,742
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 200,000 206,078
Comcast Corp. , Senior Bond , 4.8%, 5/15/33 ...............
United States 600,000 583,067
f
CSC Holdings LLC , Senior Bond , 144A, 3.375%, 2/15/31 ..... United States 400,000 282,439
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875%, 8/15/27 .................. United States 700,000 682,755
Fox Corp. , Senior Bond , 6.5%, 10/13/33 ..................
United States 1,200,000 1,265,158
f
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375%, 9/01/31 ................................... United States 500,000 512,342
f
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 300,000 277,456
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 200,000 209,223
5,669,477
Metals & Mining 1.1%
f
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7%, 3/15/32 ........ United States 300,000 295,008
f
Constellium SE ,
Senior Note, 144A, 3.75%, 4/15/29 .................... United States 400,000 362,424
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 200,000 193,808
f
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT , Senior Bond , 144A, 5.45%, 5/15/30 ........... Indonesia 700,000 698,138
f
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 300,000 277,238
Senior Note, 144A, 3.25%, 11/15/26 ................... United States 300,000 286,018
f
POSCO , Senior Note , 144A, 5.625%, 1/17/26 .............. South Korea 850,000 855,630
2,968,264
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35%, 8/15/32 .......
United States 1,150,000 1,080,276
DTE Energy Co. , Senior Note , 4.875%, 6/01/28 .............
United States 600,000 598,096
1,678,372
Oil, Gas & Consumable Fuels 6.6%
f
Aker BP ASA , Senior Bond , 144A, 3.1%, 7/15/31 ............ Norway 900,000 777,689
f
Antero Resources Corp. , Senior Note , 144A, 7.625%, 2/01/29 .. United States 598,000 612,589
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25%, 7/15/29 .............. United States 400,000 414,995
Canadian Natural Resources Ltd. , Senior Bond , 2.95%, 7/15/30
Canada 850,000 755,366
Cheniere Energy, Inc. , Senior Note , 5.65%, 4/15/34 ..........
United States 200,000 201,282
f
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ................... United States 300,000 311,945

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Civitas Resources, Inc., (continued)
Senior Note, 144A, 8.625%, 11/01/30 .................. United States 100,000 $ 104,816
Senior Note, 144A, 8.75%, 7/01/31 .................... United States 400,000 417,513
f
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25%,
10/01/29 ........................................ Australia 200,000 203,066
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A,
5%, 5/01/29 ...................................... United States 800,000 810,617
f
DT Midstream, Inc. , Senior Bond , 144A, 4.375%, 6/15/31 ..... United States 700,000 639,199
Energy Transfer LP ,
Senior Bond, 3.75%, 5/15/30 ......................... United States 200,000 186,701
f
Senior Note, 144A, 6%, 2/01/29 ...................... United States 400,000 405,979
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 ........................ United States 1,100,000 1,100,750
f
Senior Note, 144A, 5.625%, 1/15/28 ................... United States 100,000 101,248
f
EQM Midstream Partners LP , Senior Note , 144A, 7.5%, 6/01/27 United States 100,000 102,046
f
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16%, 3/31/34 ...................................
United Arab
Emirates 309,716 266,018
f
Harbour Energy plc , Senior Note , 144A, 5.5%, 10/15/26 ...... United Kingdom 200,000 199,962
f
Hess Midstream Operations LP , Senior Note , 144A, 6.5%, 6/01/29 United States 300,000 303,187
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 500,000 464,274
Senior Bond, 144A, 6.25%, 4/15/32 .................... United States 200,000 184,947
f
Kinetik Holdings LP , Senior Note , 144A, 5.875%, 6/15/30 ...... United States 800,000 788,039
f
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625%,
8/15/29 ......................................... United States 400,000 385,380
f
Matador Resources Co. ,
Senior Note, 144A, 6.5%, 4/15/32 ..................... United States 600,000 594,226
Senior Note, 144A, 6.25%, 4/15/33 .................... United States 200,000 194,325
MPLX LP , Senior Note , 2.65%, 8/15/30 ...................
United States 1,500,000 1,313,234
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5%,
5/15/30 ......................................... United States 1,600,000 1,550,844
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ........................... United States 500,000 499,373
Senior Note, 4.5%, 5/15/29 .......................... United States 900,000 849,139
f
Var Energi ASA , Senior Bond , 144A, 8%, 11/15/32 .......... Norway 1,000,000 1,124,754
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 300,000 268,896
Senior Secured Note, 144A, 3.875%, 8/15/29 ............ United States 300,000 275,842
f
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375%,
6/01/31 ......................................... United States 700,000 730,773
f
Viper Energy, Inc. , Senior Note , 144A, 7.375%, 11/01/31 ...... United States 400,000 419,084
f
Vital Energy, Inc. , Senior Note , 144A, 7.875%, 4/15/32 ....... United States 700,000 674,213
18,232,311
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ......................... Brazil 700,000 618,232
DM3N, Senior Bond, 3.125%, 1/15/32 .................. Brazil 400,000 332,130
950,362
Passenger Airlines 0.6%
f
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75%, 4/20/29 ................... United States 900,000 893,229
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5%, 10/20/25 ............................... United States 368,000 365,808
f
OneSky Flight LLC , Senior Note , 144A, 8.875%, 12/15/29 ..... United States 200,000 200,369

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375%, 4/15/26 United States 143,097 $ 140,812
1,600,218
Personal Care Products 1.0%
f
BellRing Brands, Inc. , Senior Note , 144A, 7%, 3/15/30 ....... United States 500,000 512,941
f
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 4.75%,
1/15/29 ......................................... United States 800,000 763,108
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65%, 5/15/33 ...
United States 1,000,000 955,310
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75%, 4/01/31 ..... United States 500,000 439,346
2,670,705
Pharmaceuticals 1.3%
f
Bayer US Finance II LLC , Senior Bond , 144A, 4.375%, 12/15/28 Germany 889,000 855,480
f
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%,
4/15/31 ......................................... United States 400,000 424,313
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ................... United States 300,000 269,934
Senior Secured Note, 144A, 4.125%, 4/30/28 ............ United States 700,000 658,266
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75%,
5/19/33 ......................................... United States 345,000 335,366
Royalty Pharma plc , Senior Bond , 3.3%, 9/02/40 ............
United States 500,000 362,272
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125%, 5/09/29 ................................... Israel 700,000 684,215
3,589,846
Residential REITs 0.2%
AvalonBay Communities, Inc. , Senior Bond , 2.45%, 1/15/31 ...
United States 500,000 434,071
Software 0.3%
f
McAfee Corp. , Senior Note , 144A, 7.375%, 2/15/30 .......... United States 800,000 777,993
Specialized REITs 0.3%
f
Iron Mountain, Inc. , Senior Note , 144A, 7%, 2/15/29 ......... United States 900,000 920,261
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75%, 6/01/30 .............
United States 200,000 193,274
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. , Senior Bond , 5.4%, 4/15/34
United States 900,000 898,334
Hewlett Packard Enterprise Co. , Senior Note , 4.85%, 10/15/31 .
United States 500,000 487,856
1,386,190
Textiles, Apparel & Luxury Goods 0.4%
f
Hanesbrands, Inc. , Senior Note , 144A, 9%, 2/15/31 .......... United States 800,000 853,788
Tapestry, Inc. , Senior Bond , 5.5%, 3/11/35 .................
United States 200,000 194,637
1,048,425
Tobacco 0.7%
Altria Group, Inc. , Senior Bond , 3.4%, 5/06/30 ..............
United States 1,200,000 1,101,580
Philip Morris International, Inc. , Senior Bond , 5.375%, 2/15/33 ..
United States 800,000 801,925
1,903,505
Trading Companies & Distributors 1.1%
f
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625%, 5/15/32 United States 700,000 732,409

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875%,
12/15/28 ........................................ United States 600,000 $ 549,025
f
Herc Holdings, Inc. , Senior Note , 144A, 6.625%, 6/15/29 ...... United States 500,000 506,765
f
United Rentals North America, Inc. , Senior Bond , 144A, 6.125%,
3/15/34 ......................................... United States 500,000 496,714
f
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 700,000 710,231
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 100,000 101,762
3,096,906
Transportation Infrastructure 0.0%
†
f
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero
Cpn., 9/30/36 ..................................... United States 160,000 113,704
Wireless Telecommunication Services 1.0%
f
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9%, 9/15/29 ............................ United Kingdom 500,000 456,027
a
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ............................... Bermuda 11,456 446
Zero Cpn., 11/17/33 ............................... Bermuda 29,771 834
Zero Cpn., 11/17/33 ............................... Bermuda 242 160
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 .......................... United States 500,000 330,081
Senior Note, 3.875%, 4/15/30 ........................ United States 1,300,000 1,223,924
f
Zegona Finance plc , Senior Secured Note , 144A, 8.625%,
7/15/29 ......................................... United Kingdom 600,000 638,260
2,649,732
Total Corporate Bonds (Cost $170,490,203) ...................................
163,138,560
i
Senior Floating Rate Interests 2.6%
Air Freight & Logistics 0.1%
j
Rand Parent LLC, First Lien, CME Term Loan, B, 8.079%,
(3-month SOFR + 3.75%), 3/18/30 ..................... United States 131,233 132,176
j
Automobile Components 0.1%
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.34%, (3-month SOFR + 3.75%), 10/04/28 ......... United States 36,701 34,788
First Brands Group LLC, First Lien, 2021 CME Term Loan,
9.847%, (3-month SOFR + 5%), 3/30/27 ................ United States 78,306 73,738
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
13.347%, (3-month SOFR + 8.5%), 3/30/28 .............. United States 107,744 98,047
Highline Aftermarket Acquisition LLC, First Lien, 2024-1
Refinancing CME Term Loan, 8.357%, (1-month SOFR + 4%),
11/09/27 ........................................ United States 45,603 46,002
TI Group Automotive Systems LLC, First Lien, 2021 Refinancing
CME Term Loan, B, 7.721%, (1-month SOFR + 3.25%),
12/16/26 ........................................ United States 30,826 30,913
283,488
a a a a a a
Automobiles 0.0%
†
j
American Trailer World Corp., First Lien, CME Term Loan, B,
8.207%, (1-month SOFR + 3.75%), 3/03/28 .............. United States 78,730 70,286
Beverages 0.0%
†
j
Triton Water Holdings, Inc., First Lien, Initial CME Term Loan,
7.84%, (3-month SOFR + 3.25%), 3/31/28 ............... United States 55,852 56,362

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Broadline Retail 0.0%
†
j
Peer Holding III BV, First Lien, CME Term Loan, B5, 7.329%,
(3-month SOFR + 3%), 7/01/31 ....................... Netherlands 51,238 $ 51,591
j
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan, 6.857%, (1-month
SOFR + 2.5%), 5/14/29 ............................. United States 64,603 64,937
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C,
8.897%, (1-month SOFR + 4.5%), 5/15/31 ............... United States 123,288 119,089
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.829%, (3-month SOFR + 2.5%), 8/04/31 .. United States 35,414 35,599
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 6.607%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 42,414 42,441
Summit Materials LLC, First Lien, CME Term Loan, B2, 6.147%,
(1-month SOFR + 1.75%), 1/12/29 ..................... United States 19,325 19,373
281,439
a a a a a a
j
Capital Markets 0.1%
AAL Delaware Holdco, Inc., First Lien, Initial CME Term Loan,
7.857%, (1-month SOFR + 3.5%), 7/30/31 ............... United States 25,909 26,152
AI Aqua Merger Sub, Inc., First Lien, Initial CME Term Loan, B,
8.053%, (1-month SOFR + 3.5%), 7/31/28 ............... United States 60,074 60,200
Citadel Securities LP, First Lien, 2024 CME Term Loan, 6.329%,
(3-month SOFR + 2%), 10/31/31 ...................... United States 42,527 42,701
Edelman Financial Engines Center LLC (The), First Lien, 2024
Refinancing CME Term Loan, 7.823%, (1-month SOFR +
3.25%), 4/07/28 ................................... United States 25,861 26,049
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2,
7.329%, (3-month SOFR + 3%), 3/05/29 ................ United States 119,100 119,491
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.395%, (3-month SOFR + 2%), 12/15/31 ................ United States 42,299 42,213
316,806
a a a a a a
j
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 7.607%,
(1-month SOFR + 3.25%), 9/09/31 ..................... United States 25,597 25,837
Albaugh LLC, First Lien, Initial CME Term Loan, 8.107%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 39,795 39,721
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan, 8.447%, (1-month SOFR + 4%), 3/15/29 ............ United States 75,751 75,888
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.895%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 50,408 48,055
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan,
7.935%, (1-month SOFR + 3.25%), 2/18/30 .............. Luxembourg 84,339 84,821
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1,
8.707%, (1-month SOFR + 4.25%), 4/02/29 .............. United States 41,976 42,343
LSF11 A5 HoldCo LLC, First Lien, 2024 Refinancing CME Term
Loan, 7.971%, (1-month SOFR + 3.5%), 10/16/28 ......... United States 65,692 66,179
Lummus Technology Holdings V LLC, First Lien, 2024 CME Term
Loan, B, 7.857%, (1-month SOFR + 3.5%), 12/31/29 ....... United States 29,810 30,076
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.657%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 52,084 52,746
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1, 7.583%, (1-month SOFR + 3%; 3-month SOFR + 3%),
3/16/27 ......................................... United States 42,300 42,467
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
9.058%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 109,549 108,211
616,344
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC, First Lien, Initial US Dollar CME
Term Loan, 8.207%, (1-month SOFR + 3.75%), 5/12/28 ..... United States 66,562 $ 66,862
CCI Buyer, Inc., First Lien, Initial CME Term Loan, 8.329%,
(3-month SOFR + 4%), 12/17/27 ...................... United States 86,871 87,065
Pitney Bowes, Inc., First Lien, Refinancing CME Term Loan, B,
8.471%, (1-month SOFR + 4%), 3/17/28 ................ United States 127,031 127,984
Spin Holdco, Inc., First Lien, Initial CME Term Loan, 8.706%,
(3-month SOFR + 4%), 3/06/28 ....................... United States 109,021 92,303
374,214
a a a a a a
j
Construction & Engineering 0.1%
Chromalloy Corp., First Lien, CME Term Loan, 8.354%, (3-month
SOFR + 3.75%), 3/27/31 ............................ United States 59,700 59,849
Construction Partners, Inc., First Lien, Closing Date CME Term
Loan, 6.845%, (1-month SOFR + 2.5%), 11/03/31 ......... United States 10,239 10,310
Radar Bidco SARL, First Lien, USD CME Term Loan, B2, 8.34%,
(3-month SOFR + 3.75%), 4/04/31 ..................... Luxembourg 41,875 42,433
112,592
a a a a a a
Consumer Finance 0.1%
j
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1, 7.444%, (1-month SOFR + 3%), 11/17/31 ........ United States 122,754 123,157
j
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024 Replacement CME Term
Loan, 8.308%, (1-month SOFR + 3.75%; 3-month SOFR +
3.75%), 6/09/31 ................................... United States 119,700 120,538
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan, 7.525%, (1-month SOFR + 3%), 11/29/30 ....... United States 41,999 42,278
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.723%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 146,353 134,279
Pactiv Evergreen Group Holdings, Inc., First Lien, CME Term
Loan, B4, 6.857%, (1-month SOFR + 2.5%), 9/25/28 ....... United States 28,029 28,182
325,277
a a a a a a
Diversified Consumer Services 0.0%
†
j
WW International, Inc., First Lien, Initial CME Term Loan, 7.971%,
(1-month SOFR + 3.5%), 4/13/28 ...................... United States 64,646 14,739
Diversified Telecommunication Services 0.0%
†
j
Altice France SA, First Lien, CME Term Loan, B14, 10.156%,
(3-month SOFR + 5.5%), 8/15/28 ...................... France 26,357 21,237
Electrical Equipment 0.0%
†
j
Roper Industrial Products Investment Co. LLC, First Lien, Dollar
CME Term Loan, D, 7.194%, (1-month SOFR + 2.75%),
11/22/29 ........................................ United States 61,360 61,590
Entertainment 0.0%
†
j
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.221%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 43,691 43,875
j
Food Products 0.1%
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan,
8.607%, (1-month SOFR + 4.25%), 12/22/30 ............. United States 44,007 44,502
k
Froneri International Ltd., First Lien, CME Term Loan, B4,
6.357%, (1-month SOFR + 2%), 9/17/31 ................ United Kingdom 116,788 117,039
Primary Products Finance LLC, First Lien, CME Term Loan, B,
8.248%, (3-month SOFR + 3.5%), 4/02/29 ............... United States 74,072 74,367

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Food Products (continued)
Simply Good Foods USA, Inc., First Lien, Initial CME Term Loan,
6.957%, (1-month SOFR + 2.5%), 3/17/27 ............... United States 6,709 $ 6,776
242,684
a a a a a a
j
Ground Transportation 0.0%
†
Albion Financing 3 SARL, First Lien, 2024 Amended USD CME
Term Loan, 9.898%, (3-month SOFR + 4.75%), 8/17/29 ..... Luxembourg 14,182 14,348
First Student Bidco, Inc., First Lien, CME Term Loan, B, 6.892%,
(3-month SOFR + 2.5%), 7/21/28 ...................... United States 21,872 21,940
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C,
6.892%, (3-month SOFR + 2.5%), 7/21/28 ............... United States 6,686 6,707
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME Term
Loan, 8.329%, (3-month SOFR + 4%), 7/26/28 ............ United States 59,846 60,286
103,281
a a a a a a
j
Health Care Equipment & Supplies 0.0%
†
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.607%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 52,693 52,939
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan, 9.079%, (3-month SOFR +
4.75%), 12/15/27 .................................. United States 39,698 40,011
92,950
a a a a a a
j
Health Care Providers & Services 0.2%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan, 7.846%, (1-month SOFR + 3.375%), 12/23/27 ....... United States 104,838 102,937
Charlotte Buyer, Inc., First Lien, First Refinancing CME Term
Loan, 9.202%, (1-month SOFR + 4.75%), 2/11/28 ......... United States 65,452 65,931
CNT Holdings I Corp., First Lien, Initial CME Term Loan, 8.085%,
(3-month SOFR + 3.5%), 11/08/27 ..................... United States 27,867 28,083
Medical Solutions Holdings, Inc., First Lien, CME Term Loan,
8.185%, (3-month SOFR + 3.5%), 11/01/28 .............. United States 67,519 48,145
Pacific Dental Services, Inc., First Lien, CME Term Loan, 7.125%,
(1-month SOFR + 2.75%), 3/17/31 ..................... United States 42,475 42,820
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.857%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 49,875 50,115
g
Radiology Partners, Inc., First Lien, CME Term Loan, B, PIK,
8.275%, (3-month SOFR + 3.5%), 1/31/29 ............... United States 99,761 98,672
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 7.089%, (1-month SOFR + 2.75%), 12/19/30 .... United States 6,093 6,148
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan,
8.917%, (1-month SOFR + 4.25%), 10/02/28 ............. United States 102,828 102,466
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
7.323%, (1-month SOFR + 2.75%), 10/22/29 ............. United States 19,856 19,972
565,289
a a a a a a
j
Hotels, Restaurants & Leisure 0.2%
g
24 Hour Fitness Worldwide, Inc., First Lien, Exit CME Term Loan,
PIK, 9.59%, (3-month SOFR + 5%), 12/29/25 ............. United States 247,801 98,164
Bally's Corp., First Lien, CME Term Loan, B, 8.143%, (3-month
SOFR + 3.25%), 10/02/28 ........................... United States 118,640 112,501
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.607%, (1-month SOFR + 2.25%), 2/06/30 ... United States 43,404 43,494
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B, 7.813%, (1-month SOFR + 3.25%), 6/29/29 ....... United States 33,645 33,138
Entain plc, First Lien, CME Term Loan, B3, 7.079%, (3-month
SOFR + 2.75%), 10/31/29 ........................... United Kingdom 49,750 49,952

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Hotels, Restaurants & Leisure (continued)
Golden State Foods LLC, First Lien, Initial CME Term Loan,
8.774%, (1-month SOFR + 4.25%), 10/07/31 ............. United States 33,898 $ 34,242
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.087%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 56,737 56,772
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan, 6.857%, (1-month SOFR + 2.5%), 8/02/28 .......... United States 25,890 26,018
Ontario Gaming GTA LP, First Lien, CME Term Loan, B, 8.579%,
(3-month SOFR + 4.25%), 8/01/30 ..................... Canada 21,023 21,092
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.59%, (3-month SOFR + 3%), 4/04/29 .... United States 129,513 129,983
Whatabrands LLC, First Lien, 2024 CME Term Loan, B, 7.323%,
(1-month SOFR + 2.75%), 8/03/28 ..................... United States 28,294 28,396
633,752
a a a a a a
Household Durables 0.0%
†
j
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 8.021%,
(3-month SOFR + 3.5%), 2/25/29 ...................... Netherlands 21,142 21,158
j
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan, 6.357%, (1-month SOFR + 2%), 7/19/30 ... United States 50,000 49,948
Calpine Corp., First Lien, CME Term Loan, 6.573%, (1-month
SOFR + 2%), 1/31/31 ............................... United States 49,875 49,898
99,846
a a a a a a
j
Insurance 0.2%
Acrisure LLC, First Lien, CME Term Loan, B6, 7.313%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 29,634 29,719
AssuredPartners, Inc., First Lien, 2024 CME Term Loan, 7.857%,
(1-month SOFR + 3.5%), 2/14/31 ...................... United States 82,119 82,388
Asurion LLC, First Lien, New CME Term Loan, B10, 8.457%,
(1-month SOFR + 4%), 8/21/28 ....................... United States 25,013 24,979
Asurion LLC, First Lien, New CME Term Loan, B11, 8.707%,
(1-month SOFR + 4.25%), 8/21/28 ..................... United States 9,125 9,145
Asurion LLC, Second Lien, New CME Term Loan, B4, 9.721%,
(1-month SOFR + 5.25%), 1/19/29 ..................... United States 60,815 58,881
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B,
7.573%, (1-month SOFR + 3%), 6/16/31 ................ United States 122,606 123,168
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan, 7.585%, (3-month SOFR + 3%), 7/31/31 ... United States 69,341 69,845
398,125
a a a a a a
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.857%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 21,909 22,005
Leisure Products 0.0%
†
j
GBT US III LLC, First Lien, Restatement Date CME Term Loan,
7.626%, (3-month SOFR + 3%), 7/28/31 ................ United States 33,241 33,445
j
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 9.053%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 119,098 115,806
SunSource Borrower LLC, First Lien, First Refinancing CME Term
Loan, 8.457%, (1-month SOFR + 4%), 3/25/31 ............ United States 45,227 45,424
161,230
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Media 0.1%
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan, 7.956%, (1-month SOFR + 3.5%; 3-month SOFR +
3.5%), 3/24/31 .................................... United States 52,466 $ 52,803
Gray Television, Inc., First Lien, CME Term Loan, D, 7.667%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 81,176 75,225
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan,
8.823%, (1-month SOFR + 4.25%), 5/03/28 .............. United States 26,665 26,710
154,738
a a a a a a
j
Oil, Gas & Consumable Fuels 0.1%
EPIC Crude Services LP, First Lien, CME Term Loan, 7.656%,
(3-month SOFR + 3%), 10/15/31 ...................... United States 74,766 75,514
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
7.963%, (12-month SOFR + 2.75%), 2/22/30 ............. United States 84,079 84,587
160,101
a a a a a a
j
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan,
9.629%, (3-month SOFR + 4.75%), 4/20/28 .............. United States 33,140 34,078
American Airlines, Inc., First Lien, Initial CME Term Loan, 6.959%,
(6-month SOFR + 2.25%), 6/04/29 ..................... United States 64,000 64,199
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan,
6.656%, (3-month SOFR + 2%), 10/01/31 ................ United States 68,474 68,902
United Airlines, Inc., First Lien, CME Term Loan, B, 6.635%,
(3-month SOFR + 2%), 2/24/31 ....................... United States 44,420 44,623
211,802
a a a a a a
j
Pharmaceuticals 0.0%
†
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2,
6.607%, (1-month SOFR + 2.25%), 5/05/28 .............. United States 65,234 65,478
Organon & Co., First Lien, Dollar CME Term Loan, 7.737%,
(12-month SOFR + 2.5%), 5/19/31 ..................... United States 31,126 31,269
96,747
a a a a a a
j
Professional Services 0.1%
EAB Global, Inc., First Lien, CME Term Loan, 7.607%, (1-month
SOFR + 3.25%), 8/16/28 ............................ United States 119,100 119,710
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan, 8.107%, (1-month SOFR + 3.75%), 7/18/31 ......... United States 42,365 42,154
161,864
a a a a a a
j
Software 0.2%
Adeia, Inc., First Lien, CME Term Loan, B, 7.37%, (1-month
SOFR + 3%), 6/08/28 ............................... United States 104,166 104,513
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 7.579%, (3-month SOFR + 3.25%), 7/06/29 ......... United States 59,850 59,136
k
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan, 8.428%,
(3-month SOFR + 4%), 11/03/31 ...................... United States 23,753 24,050
ConnectWise LLC, First Lien, Initial CME Term Loan, 8.09%,
(3-month SOFR + 3.5%), 9/29/28 ...................... United States 45,221 45,575
Genesys Cloud Services Holdings II LLC, First Lien, CME Term
Loan, B, 7.357%, (1-month SOFR + 3%), 12/01/27 ......... United States 62,236 62,836
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan,
8.085%, (3-month SOFR + 3.5%), 12/01/27 .............. United States 28,724 28,954
McAfee Corp., First Lien, CME Term Loan, B1, 7.37%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 66,907 67,049

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Software (continued)
Polaris Newco LLC, First Lien, Dollar CME Term Loan, 8.847%,
(3-month SOFR + 4%), 6/02/28 ....................... United States 19,232 $ 19,290
Rocket Software, Inc., First Lien, CME Term Loan, 8.823%,
(1-month SOFR + 4.25%), 11/28/28 .................... United States 42,907 43,280
454,683
a a a a a a
j
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 8.077%,
(3-month SOFR + 3.75%), 4/26/28 ..................... United States 43,920 44,091
g
GNC Holdings, Inc., Second Lien, CME Term Loan, PIK,
10.457%, (1-month SOFR + 6%), 10/07/26 ............... United States 317,494 222,948
Great Outdoors Group LLC, First Lien, CME Term Loan, B1,
8.221%, (1-month SOFR + 3.75%), 3/06/28 .............. United States 46,580 46,894
RealTruck Group, Inc., First Lien, Initial CME Term Loan, 7.971%,
(1-month SOFR + 3.5%), 1/31/28 ...................... United States 65,068 63,251
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan, 7.707%, (1-month SOFR + 3.25%), 10/20/28 .... United States 89,123 89,012
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.823%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 80,312 80,566
546,762
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2, 8.071%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 59,887 58,928
Hanesbrands, Inc., First Lien, Initial CME Term Loan, B, 8.107%,
(1-month SOFR + 3.75%), 3/08/30 ..................... United States 25,475 25,730
84,658
a a a a a a
j
Transportation Infrastructure 0.0%
†
LaserShip, Inc., First Lien, CME Term Loan, B1, 9.278%,
(3-month SOFR + 4.5%), 8/10/29 ...................... United States 34,778 26,605
LaserShip, Inc., First Lien, CME Term Loan, D, 9.278%, (3-month
SOFR + 4.5%), 8/10/29 ............................. United States 25,149 8,865
35,470
a a a a a a
Total Senior Floating Rate Interests (Cost $7,340,828) .........................
7,165,763
l
Marketplace Loans 0.5%
a
Financial Services 0.5%
a a a a a a
Total Marketplace Loans (Cost $1,653,570) ...................................
1,392,974
Foreign Government and Agency Securities 2.1%
f
African Export-Import Bank (The) , Senior Bond , 144A, 3.994%,
9/21/29 ......................................... Supranational
m
1,400,000 1,292,287
f
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5%, 7/27/27 ...................................... Supranational
m
1,200,000 1,168,455
Colombia Government Bond , Senior Bond , 9.85%, 6/28/27 ....
Colombia 5,315,000,000 COP 1,185,465
f
Comision Federal de Electricidad , Senior Bond , 144A, 3.348%,
2/09/31 ......................................... Mexico 1,000,000 829,372
f
Electricite de France SA , Senior Note , 144A, 5.7%, 5/23/28 .... France 200,000 203,315
f
Korea Electric Power Corp. , Senior Note , 144A, 5.375%, 4/06/26 South Korea 300,000 301,565
Petroleos Mexicanos , Senior Note , 10%, 2/07/33 ............
Mexico 300,000 311,752
f
Romania Government Bond , Senior Bond , 144A, 6.125%, 1/22/44 Romania 500,000 445,597
Total Foreign Government and Agency Securities (Cost $6,940,437) .............
5,737,808

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 19.7%
FFCB , 2.1%, 2/25/36 .................................
United States 805,000 $ 598,549
U.S. Treasury Bonds ,
3%, 2/15/48 ...................................... United States 1,450,000 1,064,131
3.375%, 11/15/48 .................................. United States 500,000 390,689
U.S. Treasury Notes ,
4.125%, 1/31/25 ................................... United States 3,250,000 3,249,300
1.5%, 2/15/25 .................................... United States 9,800,000 9,765,958
n
Index Linked, 0.625%, 1/15/26 ........................ United States 2,800,000 3,668,950
3.875%, 1/15/26 ................................... United States 3,050,000 3,040,136
4%, 2/15/26 ...................................... United States 11,200,000 11,172,237
3.625%, 5/15/26 ................................... United States 400,000 396,764
2.25%, 2/15/27 ................................... United States 1,400,000 1,343,736
2.75%, 7/31/27 ................................... United States 3,850,000 3,708,583
3.875%, 11/30/27 .................................. United States 4,000,000 3,955,480
2.875%, 5/15/28 ................................... United States 2,500,000 2,388,497
3.125%, 11/15/28 .................................. United States 2,900,000 2,775,648
2.625%, 2/15/29 ................................... United States 1,000,000 935,165
3.5%, 1/31/30 .................................... United States 1,750,000 1,679,320
4.125%, 8/31/30 ................................... United States 2,600,000 2,560,532
2.875%, 5/15/32 ................................... United States 1,300,000 1,167,863
2.75%, 8/15/32 ................................... United States 500,000 443,571
Total U.S. Government and Agency Securities (Cost $54,938,725) ...............
54,305,109
Asset-Backed Securities 2.1%
Commercial Services & Supplies 0.1%
f,j
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 6.868%,
( 3-month SOFR + 2.212% ), 7/15/31 . ................... United States 250,000 250,733
Financial Services 2.0%
f,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 11.212%, 1/15/45 .............. United States 4,285 4,228
2019-52, PT, 144A, FRN, 8.705%, 1/15/45 ............... United States 5,734 5,143
2019-S8, PT, 144A, FRN, 10.075%, 1/15/45 .............. United States 1,343 1,318
2020-2, PT, 144A, FRN, 10.34%, 3/15/45 ................ United States 7,073 6,750
2020-7, PT, 144A, FRN, 10.796%, 4/17/45 ............... United States 5,114 4,261
f,j
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 5.958%,
( 3-month SOFR + 1.302% ), 4/15/34 . ................... United States 2,400,000 2,402,588
f
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................... United States 1,219,914 1,148,747
2021-3, B, 144A, 2.649%, 1/17/41 ..................... United States 435,727 393,311
f,j
LCM XVII LP , 17A , BRR , 144A, FRN , 6.518%, ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 350,000 350,991
f,j
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.888%, ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 308,685 309,186
f,o
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ............... United States 4,373 3,414
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ............... United States 4,962 3,964
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ............... United States 1,984 1,662
f,j
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 6.737%, ( 3-month
SOFR + 2.112% ), 4/25/31 . ........................... United States 780,000 782,922
5,418,485
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875%, 7/15/27 .
United States 40,000 39,952
Total Asset-Backed Securities (Cost $5,816,324) ..............................
5,709,170

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 1.6%
Financial Services 1.6%
o,p
BANK , 2020-BN26 , XA , IO, FRN , 1.203%, 3/15/63 .......... United States 3,000,583 $ 142,575
o,p
BBCMS Mortgage Trust , 2024-5C31 , XA , IO, FRN , 1.061%,
12/15/57 ........................................ United States 4,214,000 193,012
o
Benchmark Mortgage Trust ,
p
2020-B22, XA, IO, FRN, 1.505%, 1/15/54 ................ United States 2,919,935 206,485
2023-V3, A3, FRN, 6.363%, 7/15/56 .................... United States 70,000 72,677
p
2024-V12, XA, IO, FRN, 0.847%, 12/15/57 ............... United States 5,600,000 207,588
o,p
BMO Mortgage Trust , 2024-5C8 , XA , IO, FRN , 1.021%, 12/15/57 United States 5,159,000 226,715
f,j
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 5.212%, (1-month SOFR + 0.814%),
9/15/36 ......................................... United States 250,000 249,627
2021-VOLT, B, 144A, FRN, 5.462%, (1-month SOFR +
1.064%), 9/15/36 .................................. United States 400,000 398,708
2022-LP2, A, 144A, FRN, 5.41%, (1-month SOFR + 1.013%),
2/15/39 ......................................... United States 655,295 655,827
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839%,
12/10/54 ........................................ United States 280,000 272,424
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45%,
7/10/49 ......................................... United States 180,288 175,869
CSAIL Commercial Mortgage Trust ,
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 220,000 218,243
o,p
2021-C20, XA, IO, FRN, 0.991%, 3/15/54 ................ United States 4,344,073 197,819
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05%, 5/10/49 ..
United States 130,000 127,121
JPMBB Commercial Mortgage Securities Trust ,
2015-C31, A3, 3.801%, 8/15/48 ....................... United States 319,445 316,576
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 424,000 417,896
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414%, 3/15/50 ................................... United States 292,983 284,259
Wells Fargo Commercial Mortgage Trust , 2015-C31 , A4 , 3.695%,
11/15/48 ........................................ United States 150,000 148,577
4,511,998
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $4,490,889) ...............
4,511,998
Mortgage-Backed Securities 12.3%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 6.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 3,794 3,849
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.6%
FHLMC Gold Pool, 30 Year, 5%, 4/01/34 - 8/01/35 ........... United States 57,126 56,831
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 1/01/35 ......... United States 31,107 31,193
FHLMC Gold Pool, 30 Year, 6%, 4/01/33 - 2/01/36 ........... United States 44,309 45,138
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........ United States 2,976 3,057
FHLMC Gold Pool, 30 Year, 7%, 4/01/30 .................. United States 604 627
FHLMC Gold Pool, 30 Year, 7.5%, 8/01/30 ................ United States 88 90
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................... United States 3,492,497 2,727,980
FHLMC Pool, 30 Year, 4%, 6/01/52 ...................... United States 2,390,991 2,190,031
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ..................... United States 5,495,141 5,174,261
FHLMC Pool, 30 Year, 5.5%, 11/01/52 .................... United States 2,632,050 2,599,608
12,828,816
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 6.729%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 United States 15,579 16,021
Federal National Mortgage Association (FNMA) Fixed Rate 6.5%
FNMA, 20 Year, 5%, 4/01/30 ........................... United States 8,900 8,932
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 .................... United States 1,621,987 1,400,924

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 4%, 2/01/49 ........................... United States 501,245 $ 468,116
FNMA, 30 Year, 4.5%, 5/01/48 ......................... United States 1,045,183 998,795
FNMA, 30 Year, 6%, 8/01/53 ........................... United States 2,455,697 2,470,529
FNMA, 30 Year, 6.5%, 5/01/31 - 10/01/37 ................. United States 30,366 31,328
r
Uniform Mortgage-Backed Securities, 2%, TBA, 1/25/55 ...... United States 10,860,000 8,451,286
r
Uniform Mortgage-Backed Securities, 5%, TBA, 1/25/55 ...... United States 4,150,000 4,005,708
17,835,618
Government National Mortgage Association (GNMA) Fixed Rate 1.2%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ....... United States 56,652 56,437
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ....... United States 6,508 6,546
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 .............. United States 447 461
GNMA II, 30 Year, 6.5%, 2/20/34 ........................ United States 1,088 1,072
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ....... United States 15,921 15,853
r
GNMA II, Single-family, 30 Year, 5%, 1/15/55 ............... United States 3,170,000 3,075,519
GNMA II, Single-family, 30 Year, 6%, 11/20/34 .............. United States 24,828 25,809
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ...... United States 9,200 9,413
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ...... United States 2,479 2,540
3,193,650
Total Mortgage-Backed Securities (Cost $35,215,001) ..........................
33,877,954
Residential Mortgage-Backed Securities 2.3%
Financial Services 2.3%
f,o
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5%,
10/25/44 ........................................ United States 231,648 219,132
f,o
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................ United States 52,852 49,895
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................ United States 145,207 134,333
f,o
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301%,
3/25/67 ......................................... United States 319,361 309,640
j
FNMA Connecticut Avenue Securities ,
2015-C01, 1M2, FRN, 8.983%, (30-day SOFR Average +
4.414%), 2/25/25 .................................. United States 82,225 82,703
2015-C02, 1M2, FRN, 8.683%, (30-day SOFR Average +
4.114%), 5/25/25 .................................. United States 286,260 289,450
2015-C03, 1M2, FRN, 9.683%, (30-day SOFR Average +
5.114%), 7/25/25 .................................. United States 417,095 425,208
2016-C01, 1M2, FRN, 11.433%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 47,982 50,365
2017-C04, 2M2, FRN, 7.533%, ( 30-day SOFR Average +
2.964%), 11/25/29 ................................. United States 291,301 299,627
f,o
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................. United States 1,109,803 974,663
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................. United States 356,590 311,291
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................. United States 656,119 577,546
f,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5%,
4/25/66 ......................................... United States 415,568 406,255
f,o
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5%, 10/25/51 ......... United States 231,620 203,009
f,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5%, 2/20/49 .................................... United States 780,326 678,419
f,o
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3%,
12/25/49 ........................................ United States 131,257 110,799

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5%, 8/25/51 ......... United States 1,383,660 $ 1,224,232
6,346,567
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $7,120,860) ................
6,346,567
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 72,822 —
b
Mesquite Energy, Inc., Escrow Account ................... United States 243,000 4,556
Total Escrows and Litigation Trusts (Cost $243,000) ...........................
4,556
Total Long Term Investments (Cost $297,102,520) .............................
284,118,489
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
d,s
Institutional Fiduciary Trust - Money Market Portfolio, 4.183% .. United States 3,347,828 3,347,828
Total Money Market Funds (Cost $3,347,828) .................................
3,347,828
Total Short Term Investments (Cost $3,347,828 ) ...............................
3,347,828
a
Total Investments (Cost $300,450,348) 104.3% ................................
$287,466,317
Other Assets, less Liabilities (4.3)% .........................................
(11,938,737)
Net Assets 100.0% .........................................................
$275,527,580
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Security is a business development company. See Note 1(f).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $116,645,784, representing 42.3% of net assets.
g
Income may be received in additional securities and/or cash.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
i
See Note 1(h) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
l
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(k).
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
s
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
At December 31, 2024, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 0 .5%
Freedom Financial Asset Management LLC
APP-11695285.FP.FTS.B , 9 .74% , 2/07/25 . $ 626 $ 626
APP-13704982.FP.FTS.B , 21 .99% , 5/25/25 1,435 1,460
APP-14969419.FP.FTS.B , 9 .74% , 6/01/25 . 5,456 5,474
APP-11657858.FP.FTS.B , 17 .49% , 1/30/26 5,990 6,305
APP-11752447.FP.FTS.B , 9 .99% , 2/05/26 . 12,622 12,765
APP-11823715.FP.FTS.B , 14 .99% , 2/05/26 7,753 7,908
APP-11795510.FP.FTS.B , 12 .49% , 2/11/26 6,232 6,318
APP-11819292.FP.FTS.B , 18 .99% , 3/31/26 5,285 5,489
APP-14159522.FP.FTS.B , 10 .34% , 6/15/26 9,132 9,260
APP-14167786.FP.FTS.B , 10 .34% , 6/17/26 14,683 14,893
APP-14974854.FP.FTS.B , 16 .49% , 7/10/26 9,089 9,332
APP-11124654.FP.FTS.B , 19 .49% , 12/18/26 23,754 24,665
APP-11605924.FP.FTS.B , 11 .74% , 12/20/26 21,792 22,140
APP-11803939.FP.FTS.B , 10 .99% , 2/10/27 17,087 17,370
APP-11806622.FP.FTS.B , 18 .99% , 2/11/27 5,425 5,608
APP-11798689.FP.FTS.B , 16 .99% , 2/12/27 10,434 10,670
APP-12249339.FP.FTS.B , 19 .49% , 3/13/27 3,844 3,872
APP-12139734.FP.FTS.B , 13 .49% , 3/14/27 8,353 8,527
APP-12106231.FP.FTS.B , 11 .74% , 3/22/27 22,130 22,554
APP-13685540.FP.FTS.B , 13 .59% , 5/20/27 20,446 20,858
APP-13701830.FP.FTS.B , 20 .24% , 5/21/27 17,963 18,830
APP-13668745.FP.FTS.B , 23 .99% , 5/23/27 1,017 1,018
APP-13628442.FP.FTS.B , 17 .99% , 5/24/27 10,146 10,524
APP-14967059.FP.FTS.B , 11 .99% , 6/01/27 2,756 2,760
APP-14058204.FP.FTS.B , 11 .59% , 6/05/27 7,466 7,582
APP-14057383.FP.FTS.B , 11 .34% , 6/15/27 20,162 20,524
APP-14163864.FP.FTS.B , 11 .34% , 6/19/27 22,400 22,824
APP-14867762.FP.FTS.B , 14 .24% , 7/10/27 9,831 10,006
APP-14975701.FP.FTS.B , 11 .74% , 7/15/27 11,510 11,712
APP-14861817.FP.FTS.B , 11 .99% , 11/05/27 13,080 13,306
APP-11746986.FP.FTS.B , 18 .99% , 12/19/34 438 440
335,620
LendingClub Corp. - LCX
165313131.LC.FTS.B , 11 .02% , 2/03/25 ... 3,375 386
165954765.LC.FTS.B , 20 .55% , 3/20/25 ... 1,659 1,673
2,059
LendingClub Corp. - LCX PM
170715926.LC.FTS.B , 16 .08% , 10/25/25 .. 3,431 3,421
174329530.LC.FTS.B , 20 .49% , 2/03/26 ... 3,310 3,349
6,770
Prosper Funding LLC
1714693.PS.FTS.B , 12 .4% , 2/15/25 ..... 501 501
1708034.PS.FTS.B , 20 .01% , 2/15/25 .... 357 360
1722483.PS.FTS.B , 15 .4% , 2/16/25 ..... 4,624 –
1718530.PS.FTS.B , 24 .4% , 2/28/25 ..... 482 486
1752829.PS.FTS.B , 18 .09% , 4/11/25 .... 280 280
1750364.PS.FTS.B , 18 .5% , 4/15/25 ..... 1,408 1,403
1759842.PS.FTS.B , 22 .9% , 4/15/25 ..... 668 670
1605968.PS.FTS.B , 14 .29% , 8/17/26 .... 3,112 3,096
1605959.PS.FTS.B , 18 .73% , 8/17/26 .... 5,113 5,068
1624202.PS.FTS.B , 11 .79% , 9/21/26 .... 7,947 7,869
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1644821.PS.FTS.B , 16 .18% , 10/26/26 ... $ 6,474 $ 6,440
1657248.PS.FTS.B , 10 .5% , 10/29/26 .... 11,157 11,050
1646507.PS.FTS.B , 16% , 11/02/26 ...... 7,699 7,656
1654273.PS.FTS.B , 11 .4% , 11/05/26 ..... 6,771 6,673
1661067.PS.FTS.B , 12 .3% , 11/05/26 .... 4,768 2,511
1661382.PS.FTS.B , 16 .7% , 11/05/26 .... 2,415 2,443
1660956.PS.FTS.B , 18 .25% , 11/05/26 .... 3,446 3,484
1651610.PS.FTS.B , 10 .8% , 11/08/26 .... 4,702 4,637
1645643.PS.FTS.B , 18 .5% , 11/10/26 .... 5,520 5,635
1647191.PS.FTS.B , 16 .32% , 11/12/26 .... 5,924 5,893
1660294.PS.FTS.B , 15 .2% , 11/25/26 .... 5,740 5,674
1645601.PS.FTS.B , 26 .13% , 11/26/26 .... 2,758 2,882
1686756.PS.FTS.B , 20 .08% , 12/16/26 ... 3,910 3,963
1674281.PS.FTS.B , 21% , 12/17/26 ...... 1,305 1,343
1675325.PS.FTS.B , 14% , 12/20/26 ...... 8,877 8,795
1673693.PS.FTS.B , 12 .5% , 1/01/27 ..... 7,042 6,943
1695804.PS.FTS.B , 10 .8% , 1/04/27 ..... 2,413 2,370
1701348.PS.FTS.B , 11 .1% , 1/13/27 ..... 2,422 2,384
1688537.PS.FTS.B , 13 .7% , 1/13/27 ..... 5,251 5,192
1702140.PS.FTS.B , 11 .55% , 1/14/27 .... 7,306 7,192
1701774.PS.FTS.B , 19 .3% , 1/16/27 ..... 4,290 4,339
1692578.PS.FTS.B , 13 .1% , 1/20/27 ..... 1,971 1,943
1694423.PS.FTS.B , 15% , 1/24/27 ....... 7,619 7,560
1702129.PS.FTS.B , 12 .7% , 1/25/27 ..... 3,458 3,412
1709019.PS.FTS.B , 19% , 1/25/27 ....... 6,384 6,510
1691666.PS.FTS.B , 11 .88% , 2/08/27 .... 4,104 4,032
1714696.PS.FTS.B , 12 .6% , 2/15/27 ..... 4,190 4,121
1711397.PS.FTS.B , 18 .15% , 2/22/27 .... 9,784 9,691
1752507.PS.FTS.B , 25 .9% , 4/05/27 ..... 4,049 4,113
1750201.PS.FTS.B , 19 .9% , 4/06/27 ..... 5,893 5,920
1750603.PS.FTS.B , 14 .29% , 4/07/27 .... 2,777 2,724
1743635.PS.FTS.B , 13 .1% , 4/13/27 ..... 6,291 6,159
1753401.PS.FTS.B , 16 .9% , 4/15/27 ..... 9,509 9,671
1700734.PS.FTS.B , 16 .2% , 1/17/28 ..... 17,907 4,165
1716949.PS.FTS.B , 11 .77% , 1/31/28 .... 11,622 5,808
1654279.PS.FTS.B , 12 .4% , 11/11/34 ..... 20 10
1695034.PS.FTS.B , 14 .89% , 1/13/35 .... 90 90
1701351.PS.FTS.B , 16 .1% , 1/13/35 ..... 69 69
1702155.PS.FTS.B , 15 .21% , 1/14/35 .... 170 171
1705446.PS.FTS.B , 21 .69% , 1/20/35 .... 73 74
1688531.PS.FTS.B , 16 .02% , 1/26/35 .... 601 604
204,079
Upgrade, Inc. - Card
992236828.UG.FTS.B , 29 .49% , 4/01/25 .. 4 4
992264434.UG.FTS.B , 29 .49% , 4/02/25 .. 4 4
992318841.UG.FTS.B , 19 .99% , 4/03/25 .. 76 76
992307437.UG.FTS.B , 28 .98% , 4/03/25 .. 42 41
992323515.UG.FTS.B , 29 .49% , 4/03/25 .. 13 13
992336856.UG.FTS.B , 29 .49% , 4/03/25 .. 6 6
992345330.UG.FTS.B , 29 .49% , 4/03/25 .. 76 77
992423485.UG.FTS.B , 29 .49% , 4/03/25 .. 5 6
992457494.UG.FTS.B , 17 .99% , 4/04/25 .. 86 86
992245824.UG.FTS.B , 16 .99% , 4/05/25 .. 12 12

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
Description
Principal
Amount Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992239267.UG.FTS.B , 19 .21% , 4/05/25 .. $ 285 $ 288
992442455.UG.FTS.B , 19 .21% , 4/05/25 .. 315 317
992349565.UG.FTS.B , 19 .8% , 4/05/25 ... 66 66
992350427.UG.FTS.B , 19 .8% , 4/05/25 ... 142 144
992254243.UG.FTS.B , 19 .99% , 4/05/25 .. 32 32
992336548.UG.FTS.B , 19 .99% , 4/05/25 .. 211 213
992357555.UG.FTS.B , 19 .99% , 4/05/25 .. 28 28
992379889.UG.FTS.B , 19 .99% , 4/05/25 .. 178 179
992453559.UG.FTS.B , 20 .46% , 4/05/25 .. 2 2
992438360.UG.FTS.B , 27 .99% , 4/05/25 .. 51 3
992246882.UG.FTS.B , 28 .98% , 4/05/25 .. 306 99
992253878.UG.FTS.B , 28 .98% , 4/05/25 .. 154 154
992262040.UG.FTS.B , 28 .98% , 4/05/25 .. 33 34
992266496.UG.FTS.B , 28 .98% , 4/05/25 .. 10 10
992267371.UG.FTS.B , 28 .98% , 4/05/25 .. 190 193
992270480.UG.FTS.B , 28 .98% , 4/05/25 .. 25 25
992283659.UG.FTS.B , 28 .98% , 4/05/25 .. 40 41
992284271.UG.FTS.B , 28 .98% , 4/05/25 .. 319 323
992286835.UG.FTS.B , 28 .98% , 4/05/25 .. 14 14
992293208.UG.FTS.B , 28 .98% , 4/05/25 .. 4 4
992300547.UG.FTS.B , 28 .98% , 4/05/25 .. 18 19
992308269.UG.FTS.B , 28 .98% , 4/05/25 .. 21 22
992324031.UG.FTS.B , 28 .98% , 4/05/25 .. 119 121
992348005.UG.FTS.B , 28 .98% , 4/05/25 .. 79 80
992435220.UG.FTS.B , 28 .98% , 4/05/25 .. 32 6
992452469.UG.FTS.B , 28 .98% , 4/05/25 .. 43 44
992304458.UG.FTS.B , 29 .46% , 4/05/25 .. 11 11
992239318.UG.FTS.B , 29 .49% , 4/05/25 .. 19 20
992254667.UG.FTS.B , 29 .49% , 4/05/25 .. 56 56
992256966.UG.FTS.B , 29 .49% , 4/05/25 .. 111 112
992267222.UG.FTS.B , 29 .49% , 4/05/25 .. 53 54
992271134.UG.FTS.B , 29 .49% , 4/05/25 .. 47 3
992275086.UG.FTS.B , 29 .49% , 4/05/25 .. 77 78
992288356.UG.FTS.B , 29 .49% , 4/05/25 .. 85 87
992289258.UG.FTS.B , 29 .49% , 4/05/25 .. 31 31
992302260.UG.FTS.B , 29 .49% , 4/05/25 .. 30 31
992318568.UG.FTS.B , 29 .49% , 4/05/25 .. 17 18
992340414.UG.FTS.B , 29 .49% , 4/05/25 .. 23 23
992359163.UG.FTS.B , 29 .49% , 4/05/25 .. 20 20
992379445.UG.FTS.B , 29 .49% , 4/05/25 .. 40 40
992428186.UG.FTS.B , 29 .49% , 4/05/25 .. 486 491
992444794.UG.FTS.B , 29 .49% , 4/05/25 .. 1,598 98
992445820.UG.FTS.B , 29 .49% , 4/05/25 .. 25 26
992455533.UG.FTS.B , 29 .49% , 4/05/25 .. 226 229
992260350.UG.FTS.B , 28 .98% , 7/03/25 .. 25 26
992273307.UG.FTS.B , 28 .98% , 8/03/25 .. 344 24
992278455.UG.FTS.B , 29 .49% , 8/03/25 .. 118 122
992304263.UG.FTS.B , 29 .49% , 10/03/25 . 81 –
992302422.UG.FTS.B , 29 .49% , 2/03/27 .. 113 118
992330039.UG.FTS.B , 22 .97% , 4/03/27 .. 546 550
992293228.UG.FTS.B , 28 .98% , 5/03/29 .. 113 112
5,166
Upstart Network, Inc.
FW2676316.UP.FTS.B , 6 .01% , 2/22/25 ... 355 351
L2675909.UP.FTS.B , 9 .72% , 2/22/25 .... 158 156
L2675302.UP.FTS.B , 10 .61% , 2/22/25 .... 548 541
L2675455.UP.FTS.B , 14 .81% , 2/22/25 .... 98 97
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2675462.UP.FTS.B , 19 .44% , 2/22/25 .... $ 211 $ 198
L2675655.UP.FTS.B , 20 .76% , 2/22/25 .... 72 71
L2675586.UP.FTS.B , 20 .97% , 2/22/25 .... 634 627
FW2675117.UP.FTS.B , 22 .39% , 2/22/25 .. 81 79
FW2675719.UP.FTS.B , 24 .19% , 2/22/25 .. 156 154
FW2675613.UP.FTS.B , 24 .49% , 2/22/25 .. 1,093 556
FW2676140.UP.FTS.B , 29 .13% , 2/22/25 .. 259 68
L2981596.UP.FTS.B , 7 .13% , 4/20/25 .... 610 603
FW2982315.UP.FTS.B , 15 .15% , 4/20/25 .. 174 172
FW2465119.UP.FTS.B , 19 .64% , 6/19/25 .. 903 891
L2466210.UP.FTS.B , 20 .93% , 6/19/25 .... 4,593 3,888
L1914732.UP.FTS.B , 17 .66% , 8/25/25 .... 2,161 2,132
L1739715.UP.FTS.B , 9 .65% , 9/20/26 .... 10,143 9,871
L1739019.UP.FTS.B , 13 .76% , 9/20/26 .... 2,596 1,660
L1736636.UP.FTS.B , 14 .78% , 9/20/26 .... 6,096 5,959
FW1739526.UP.FTS.B , 17 .22% , 9/20/26 .. 3,598 3,552
L1738899.UP.FTS.B , 19 .15% , 9/20/26 .... 6,916 6,784
L1739140.UP.FTS.B , 21 .45% , 9/20/26 .... 1,378 1,352
L1739562.UP.FTS.B , 22 .68% , 9/20/26 .... 3,212 3,153
L1738904.UP.FTS.B , 24 .36% , 9/20/26 .... 3,390 3,330
L1915447.UP.FTS.B , 20 .32% , 10/25/26 ... 2,614 2,569
L1915560.UP.FTS.B , 20 .46% , 10/25/26 ... 2,437 2,394
L1915468.UP.FTS.B , 23 .09% , 10/25/26 ... 2,504 2,463
FW1915175.UP.FTS.B , 23 .46% , 10/25/26 . 253 249
L1897015.UP.FTS.B , 23 .49% , 10/25/26 ... 6,061 5,962
L1915604.UP.FTS.B , 24 .04% , 10/25/26 ... 559 550
L1915081.UP.FTS.B , 25 .35% , 10/25/26 ... 1,445 1,422
FW1908593.UP.FTS.B , 28 .41% , 10/25/26 . 11,598 3,037
FW1915312.UP.FTS.B , 31 .22% , 10/25/26 . 2,253 2,198
L2024110.UP.FTS.B , 7 .78% , 11/16/26 .... 7,713 7,494
L2052804.UP.FTS.B , 9 .15% , 11/16/26 .... 17,374 16,888
L2053787.UP.FTS.B , 10 .61% , 11/16/26 ... 2,233 2,176
L2052126.UP.FTS.B , 12 .52% , 11/16/26 ... 7,326 7,143
L2055857.UP.FTS.B , 12 .9% , 11/16/26 .... 5,521 5,383
L2054559.UP.FTS.B , 14 .24% , 11/16/26 ... 4,763 639
L2055412.UP.FTS.B , 14 .29% , 11/16/26 ... 1,422 1,386
FW2056157.UP.FTS.B , 15 .18% , 11/16/26 . 4,263 4,198
FW2055789.UP.FTS.B , 15 .22% , 11/16/26 . 7,100 6,928
L2052051.UP.FTS.B , 15 .75% , 11/16/26 ... 2,147 2,115
FW2053732.UP.FTS.B , 16 .83% , 11/16/26 . 484 477
L2056403.UP.FTS.B , 18 .49% , 11/16/26 ... 936 916
FW2055175.UP.FTS.B , 19 .05% , 11/16/26 . 8,917 8,727
L2052101.UP.FTS.B , 20 .05% , 11/16/26 ... 13,503 3,159
L2047823.UP.FTS.B , 23 .05% , 11/16/26 ... 2,183 2,139
L2053900.UP.FTS.B , 23 .81% , 11/16/26 ... 525 514
L2055855.UP.FTS.B , 25 .11% , 11/16/26 ... 1,050 1,029
L2056364.UP.FTS.B , 25 .24% , 11/16/26 ... 746 732
L2049616.UP.FTS.B , 25 .29% , 11/16/26 ... 645 632
L2052082.UP.FTS.B , 25 .42% , 11/16/26 ... 801 785
FW2054089.UP.FTS.B , 26 .17% , 11/16/26 . 1,076 1,056
FW2046105.UP.FTS.B , 29 .67% , 11/16/26 . 2,527 2,483
FW2057500.UP.FTS.B , 30 .64% , 11/16/26 . 4,770 4,687
FW2054534.UP.FTS.B , 31 .22% , 11/16/26 . 680 668
FW2057162.UP.FTS.B , 32 .15% , 11/16/26 . 5,319 5,230
L2055269.UP.FTS.B , 19 .56% , 11/20/26 ... 11,392 11,151
L2242254.UP.FTS.B , 7 .13% , 12/13/26 .... 4,431 4,304
L2242685.UP.FTS.B , 9% , 12/13/26 ...... 6,815 6,622
L2242651.UP.FTS.B , 11 .78% , 12/13/26 ... 7,068 6,881

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2241857.UP.FTS.B , 11 .98% , 12/13/26 ... $ 5,686 $ 5,535
L2242098.UP.FTS.B , 12 .31% , 12/13/26 ... 3,321 3,233
L2242668.UP.FTS.B , 12 .46% , 12/13/26 ... 10,456 10,183
L2241756.UP.FTS.B , 12 .69% , 12/13/26 ... 2,529 2,464
L2241856.UP.FTS.B , 13 .04% , 12/13/26 ... 7,355 3,268
L2241825.UP.FTS.B , 13 .8% , 12/13/26 .... 12,288 11,995
L2242202.UP.FTS.B , 14 .09% , 12/13/26 ... 8,052 7,846
L2239758.UP.FTS.B , 14 .15% , 12/13/26 ... 5,583 5,440
L2241610.UP.FTS.B , 15 .37% , 12/13/26 ... 3,698 3,636
L2242447.UP.FTS.B , 16 .94% , 12/13/26 ... 3,048 423
L2241045.UP.FTS.B , 17 .22% , 12/13/26 ... 4,284 4,216
L2242791.UP.FTS.B , 17 .38% , 12/13/26 ... 7,584 7,409
L2241989.UP.FTS.B , 17 .5% , 12/13/26 .... 1,315 1,294
L2242119.UP.FTS.B , 18 .59% , 12/13/26 ... 2,303 2,268
FW2241711.UP.FTS.B , 21 .36% , 12/13/26 . 6,872 6,718
L2230478.UP.FTS.B , 21 .97% , 12/13/26 ... 4,033 3,945
L2242489.UP.FTS.B , 22 .19% , 12/13/26 ... 11,573 11,316
L2232043.UP.FTS.B , 23 .76% , 12/13/26 ... 2,985 2,922
L2242200.UP.FTS.B , 24 .08% , 12/13/26 ... 3,159 3,092
L2241600.UP.FTS.B , 24 .51% , 12/13/26 ... 1,958 929
L2242322.UP.FTS.B , 25 .22% , 12/13/26 ... 515 504
L2241994.UP.FTS.B , 25 .4% , 12/13/26 .... 968 948
L2242162.UP.FTS.B , 25 .7% , 12/13/26 .... 944 925
FW2241764.UP.FTS.B , 27 .11% , 12/13/26 . 2,642 2,589
FW2242232.UP.FTS.B , 27 .33% , 12/13/26 . 2,048 2,009
FW2242379.UP.FTS.B , 28 .85% , 12/13/26 . 2,836 2,782
FW2242580.UP.FTS.B , 31 .01% , 12/13/26 . 722 2
FW2241624.UP.FTS.B , 31 .84% , 12/13/26 . 2,680 2,632
L2240058.UP.FTS.B , 26 .7% , 12/27/26 .... 5,463 391
FW2465936.UP.FTS.B , 5 .53% , 1/19/27 ... 20,259 19,480
L2465582.UP.FTS.B , 5 .92% , 1/19/27 .... 1,491 1,439
L2465889.UP.FTS.B , 6 .5% , 1/19/27 ..... 2,727 2,623
FW2466269.UP.FTS.B , 6 .87% , 1/19/27 ... 2,293 2,206
L2465776.UP.FTS.B , 7 .08% , 1/19/27 .... 6,896 6,636
FW2465536.UP.FTS.B , 7 .64% , 1/19/27 ... 9,262 8,998
L2465633.UP.FTS.B , 8 .28% , 1/19/27 .... 951 576
L2465717.UP.FTS.B , 8 .6% , 1/19/27 ..... 1,796 1,746
FW2464781.UP.FTS.B , 9 .13% , 1/19/27 ... 4,485 4,359
FW2465681.UP.FTS.B , 9 .16% , 1/19/27 ... 4,996 4,856
L2465458.UP.FTS.B , 9 .24% , 1/19/27 .... 893 877
L2466129.UP.FTS.B , 9 .84% , 1/19/27 .... 9,531 9,277
L2465666.UP.FTS.B , 10 .14% , 1/19/27 .... 1,196 1,163
FW2464664.UP.FTS.B , 10 .42% , 1/19/27 .. 3,840 3,739
L2463372.UP.FTS.B , 11 .09% , 1/19/27 .... 2,420 2,357
L2465414.UP.FTS.B , 11 .1% , 1/19/27 ..... 2,905 2,829
L2465634.UP.FTS.B , 14 .68% , 1/19/27 .... 3,716 3,638
FW2465337.UP.FTS.B , 15 .21% , 1/19/27 .. 795 783
L2465986.UP.FTS.B , 15 .77% , 1/19/27 .... 805 503
FW2466368.UP.FTS.B , 16 .6% , 1/19/27 ... 1,811 1,767
L2465805.UP.FTS.B , 18 .87% , 1/19/27 .... 11,586 11,421
L2466099.UP.FTS.B , 19 .62% , 1/19/27 .... 353 348
L2465928.UP.FTS.B , 20 .32% , 1/19/27 .... 1,618 1,586
L2466007.UP.FTS.B , 21 .7% , 1/19/27 .... 2,517 2,468
FW2466202.UP.FTS.B , 23 .59% , 1/19/27 .. 1,684 1,654
L2458881.UP.FTS.B , 24 .14% , 1/19/27 .... 2,492 2,447
L2466086.UP.FTS.B , 25 .1% , 1/19/27 .... 1,881 1,849
FW2465954.UP.FTS.B , 25 .21% , 1/19/27 .. 1,542 1,515
FW2465642.UP.FTS.B , 25 .73% , 1/19/27 .. 2,571 2,527
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2464901.UP.FTS.B , 27 .8% , 1/19/27 ... $ 3,494 $ 3,438
FW2466130.UP.FTS.B , 28 .33% , 1/19/27 .. 748 737
FW2465882.UP.FTS.B , 28 .77% , 1/19/27 .. 831 817
FW2464452.UP.FTS.B , 30 .15% , 1/19/27 .. 1,036 73
FW2465848.UP.FTS.B , 30 .66% , 1/19/27 .. 1,129 1,113
FW2464665.UP.FTS.B , 30 .79% , 1/19/27 .. 841 828
FW2465741.UP.FTS.B , 30 .94% , 1/19/27 .. 1,039 1,024
FW2466073.UP.FTS.B , 30 .97% , 1/19/27 .. 600 591
FW2466141.UP.FTS.B , 32% , 1/19/27 .... 3,755 3,702
FW1738592.UP.FTS.B , 28 .44% , 2/20/27 .. 3,467 3,410
L2635721.UP.FTS.B , 6% , 2/22/27 ....... 1,502 1,330
L2675715.UP.FTS.B , 6 .52% , 2/22/27 .... 4,731 4,548
FW2676020.UP.FTS.B , 6 .82% , 2/22/27 ... 3,610 3,471
FW2676337.UP.FTS.B , 8 .57% , 2/22/27 ... 5,829 5,663
FW2675837.UP.FTS.B , 9 .42% , 2/22/27 ... 3,426 3,330
FW2675651.UP.FTS.B , 9 .54% , 2/22/27 ... 3,343 3,249
FW2675315.UP.FTS.B , 9 .86% , 2/22/27 ... 13,993 13,625
FW2675769.UP.FTS.B , 11 .04% , 2/22/27 .. 17,025 16,573
FW2675417.UP.FTS.B , 12 .04% , 2/22/27 .. 4,314 4,201
FW2675303.UP.FTS.B , 12 .76% , 2/22/27 .. 7,698 7,497
L2676179.UP.FTS.B , 13 .92% , 2/22/27 .... 8,530 1,124
L2675483.UP.FTS.B , 14 .22% , 2/22/27 .... 2,391 2,331
L2675701.UP.FTS.B , 15 .05% , 2/22/27 .... 3,626 3,535
FW2675787.UP.FTS.B , 15 .6% , 2/22/27 ... 4,970 4,896
FW2676119.UP.FTS.B , 15 .87% , 2/22/27 .. 2,384 2,349
FW2674729.UP.FTS.B , 15 .98% , 2/22/27 .. 2,546 2,483
FW2675367.UP.FTS.B , 16 .08% , 2/22/27 .. 5,978 266
L2675286.UP.FTS.B , 16 .53% , 2/22/27 .... 8,334 8,212
FW2676101.UP.FTS.B , 16 .63% , 2/22/27 .. 6,009 3,732
FW2676275.UP.FTS.B , 16 .64% , 2/22/27 .. 12,133 7,504
FW2673151.UP.FTS.B , 16 .69% , 2/22/27 .. 2,675 2,636
L2676056.UP.FTS.B , 17 .4% , 2/22/27 .... 2,155 2,125
L2675889.UP.FTS.B , 18 .95% , 2/22/27 .... 27,582 27,186
FW2675506.UP.FTS.B , 19 .13% , 2/22/27 .. 5,947 5,829
FW2675598.UP.FTS.B , 19 .23% , 2/22/27 .. 3,297 3,232
L2676048.UP.FTS.B , 19 .28% , 2/22/27 .... 19,794 19,403
FW2675827.UP.FTS.B , 19 .75% , 2/22/27 .. 2,521 556
FW2675725.UP.FTS.B , 19 .97% , 2/22/27 .. 3,331 3,285
FW2676447.UP.FTS.B , 21 .12% , 2/22/27 .. 4,231 4,175
L2676182.UP.FTS.B , 21 .37% , 2/22/27 .... 141 73
L2675653.UP.FTS.B , 22 .41% , 2/22/27 .... 2,429 2,387
FW2674944.UP.FTS.B , 22 .84% , 2/22/27 .. 5,142 5,053
FW2675190.UP.FTS.B , 23 .05% , 2/22/27 .. 3,452 3,395
FW2675530.UP.FTS.B , 23 .25% , 2/22/27 .. 1,719 1,689
FW2676351.UP.FTS.B , 24 .32% , 2/22/27 .. 3,522 523
FW2675911.UP.FTS.B , 24 .61% , 2/22/27 .. 1,742 1,714
L2676213.UP.FTS.B , 25 .44% , 2/22/27 .... 1,558 1,533
FW2676003.UP.FTS.B , 25 .6% , 2/22/27 ... 1,163 1,144
FW2675282.UP.FTS.B , 26 .25% , 2/22/27 .. 29,369 28,908
L2676015.UP.FTS.B , 26 .95% , 2/22/27 .... 558 548
FW2675720.UP.FTS.B , 27 .06% , 2/22/27 .. 1,962 1,932
FW2675330.UP.FTS.B , 27 .13% , 2/22/27 .. 1,963 1,933
FW2675561.UP.FTS.B , 27 .52% , 2/22/27 .. 4,297 4,232
FW2675991.UP.FTS.B , 27 .58% , 2/22/27 .. 1,706 121
FW2675198.UP.FTS.B , 30 .64% , 2/22/27 .. 4,245 4,186
FW2675958.UP.FTS.B , 30 .93% , 2/22/27 .. 862 847
FW2676100.UP.FTS.B , 31 .11% , 2/22/27 .. 979 963
FW2676065.UP.FTS.B , 31 .64% , 2/22/27 .. 5,961 5,882

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2675468.UP.FTS.B , 31 .91% , 2/22/27 .. $ 4,781 $ 4,718
FW2675534.UP.FTS.B , 32 .24% , 2/22/27 .. 5,542 5,470
FW2676248.UP.FTS.B , 25 .38% , 3/05/27 .. 2,008 1,978
L2057382.UP.FTS.B , 22 .46% , 4/16/27 .... 1,342 1,315
L2057372.UP.FTS.B , 23 .63% , 4/16/27 .... 4,365 2,744
FW2055364.UP.FTS.B , 30 .66% , 4/16/27 .. 5,435 388
FW2056081.UP.FTS.B , 30 .81% , 4/16/27 .. 1,262 1,246
L2981847.UP.FTS.B , 12 .88% , 4/20/27 .... 5,464 3,260
FW2981800.UP.FTS.B , 15 .54% , 4/20/27 .. 11,526 6,919
L2981666.UP.FTS.B , 17 .74% , 4/20/27 .... 26,239 25,955
L2982362.UP.FTS.B , 19 .25% , 4/20/27 .... 1,269 1,257
FW2982412.UP.FTS.B , 19 .87% , 4/20/27 .. 7,064 6,963
FW2980149.UP.FTS.B , 20 .02% , 4/20/27 .. 3,401 2,079
FW2982427.UP.FTS.B , 20 .52% , 4/20/27 .. 13,868 13,600
FW2980976.UP.FTS.B , 25 .24% , 4/20/27 .. 8,978 8,880
FW2981812.UP.FTS.B , 25 .87% , 4/20/27 .. 1,996 1,976
L2981818.UP.FTS.B , 25 .89% , 4/20/27 .... 6,006 5,959
L2981438.UP.FTS.B , 25 .94% , 4/20/27 .... 1,876 1,858
FW2982630.UP.FTS.B , 27 .01% , 4/20/27 .. 2,079 2,060
FW2982476.UP.FTS.B , 28 .13% , 4/20/27 .. 19,580 12,488
FW2982596.UP.FTS.B , 28 .27% , 4/20/27 .. 956 948
FW2982248.UP.FTS.B , 30 .44% , 4/20/27 .. 3,409 2,171
FW2980005.UP.FTS.B , 30 .65% , 4/20/27 .. 958 950
FW2982470.UP.FTS.B , 30 .66% , 4/20/27 .. 1,497 1,486
FW2981459.UP.FTS.B , 31 .69% , 4/20/27 .. 6,173 6,131
L2981618.UP.FTS.B , 6 .67% , 4/22/27 .... 6,837 3,935
FW2982593.UP.FTS.B , 14 .46% , 4/25/27 .. 4,452 4,357
L2241971.UP.FTS.B , 20 .32% , 5/13/27 .... 2,270 951
L2241640.UP.FTS.B , 22 .44% , 5/13/27 .... 1,760 820
L2242418.UP.FTS.B , 25 .33% , 5/13/27 .... 6,820 491
L2465861.UP.FTS.B , 5 .83% , 6/19/27 .... 16,509 9,271
FW2451492.UP.FTS.B , 6 .07% , 6/19/27 ... 25,403 24,346
FW2465871.UP.FTS.B , 12 .64% , 6/19/27 .. 5,561 700
L2465105.UP.FTS.B , 22 .96% , 6/19/27 .... 35,772 2,607
FW2464742.UP.FTS.B , 26 .31% , 6/19/27 .. 896 880
FW1739404.UP.FTS.B , 26 .55% , 7/20/27 .. 1,804 37
FW2676429.UP.FTS.B , 14 .76% , 7/22/27 .. 15,934 1,988
L2676160.UP.FTS.B , 25 .17% , 7/22/27 .... 9,238 1,334
FW2675109.UP.FTS.B , 27 .79% , 7/22/27 .. 5,283 158
L2465923.UP.FTS.B , 24 .48% , 11/19/27 ... 32,105 2,284
L2675381.UP.FTS.B , 18 .91% , 12/22/27 ... 10,385 1,361
FW2675485.UP.FTS.B , 24 .08% , 12/22/27 . 2,830 2,758
L2982002.UP.FTS.B , 25 .37% , 2/20/28 .... 5,059 4,989
L2241741.UP.FTS.B , 14 .61% , 12/13/34 ... 868 –
L2465958.UP.FTS.B , 5 .34% , 1/19/35 .... 133 131
L2460890.UP.FTS.B , 5 .68% , 1/19/35 .... 232 230
L2465895.UP.FTS.B , 5 .84% , 1/19/35 .... 106 105
L2464359.UP.FTS.B , 6 .66% , 1/19/35 .... 183 181
L2466095.UP.FTS.B , 7 .07% , 1/19/35 .... 93 92
FW2465710.UP.FTS.B , 7 .96% , 1/19/35 ... 34 34
L2465847.UP.FTS.B , 8 .05% , 1/19/35 .... 926 916
L2464723.UP.FTS.B , 20 .66% , 1/19/35 .... 161 159
L2465879.UP.FTS.B , 21 .67% , 1/19/35 .... 171 12
839,280
Total Marketplace Loans (Cost 1,653,570 )
$1,392,974

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
At December 31, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At December 31, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 33 $ 3,588,750 3/20/25 $ (63,469)
U.S. Treasury 10 Year Ultra Notes ................ Short 39 4,341,188 3/20/25 91,962
U.S. Treasury 5 Year Notes ..................... Long 21 2,232,398 3/31/25 (19,172)
U.S. Treasury Long Bonds ..................... Short 25 2,846,094 3/20/25 103,869
U.S. Treasury Ultra Bonds ...................... Long 8 951,250 3/20/25 (54,637)
Total Futures Contracts ...................................................................... $58,553
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 930,000 1,013,945 1/21/25 $ 49,896 $ —
Columbian Peso .... JPHQ Sell 5,400,000,000 1,308,536 2/18/25 90,507 —
Euro ............. JPHQ Sell 370,000 393,584 2/20/25 9,554 —
Total Forward Exchange Contracts ................................................... $149,957 $—
Net unrealized appreciation (depreciation) ............................................ $149,957
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
At December 31, 2024 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
At December 31, 2024, the Fund had the following total return swap contracts outstanding. See Note 1(d).
See Note 9 regarding other derivative information.
See Abbreviations on page 55 .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 7,750,000 $ 621,060 $ (2,218) $ 623,278
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $621,060 $(2,218) $623,278
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 780,000 3,745 (69,687) 73,432 BB
Total OTC Swap Contracts .............................................. $3,745 $(69,687) $73,432
Total Credit Default Swap Contracts .................................... $624,805 $ (71,905) $696,710
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 6/20/25 5,525,000 $ 6,322
Total Return Swap Contracts .................................................................... $6,322
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $295,357,506
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 5,092,842
Value - Unaffiliated issuers .................................................................. $282,295,313
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 5,171,004
Cash .................................................................................... 165,698
Receivables:
Investment securities sold ................................................................... 90,940
Capital shares sold ........................................................................ 77,161
Dividends and interest ..................................................................... 3,748,602
Deposits with brokers for:
TBA transactions ........................................................................ 290,000
Futures contracts ........................................................................ 112,455
Variation margin on futures contracts ........................................................... 3,313
Variation margin on centrally cleared swap contracts ............................................... 6,837
Unrealized appreciation on OTC forward exchange contracts .......................................... 149,957
Unrealized appreciation on OTC swap contracts .................................................... 79,754
Deferred tax benefit ......................................................................... 135,841
Total assets .......................................................................... 292,326,875
Liabilities:
Payables:
Investment securities purchased .............................................................. 228,026
Payable for purchases of TBA securities (Note 1 c ) ................................................. 15,961,099
Capital shares redeemed ................................................................... 114,746
Management fees ......................................................................... 145,895
Distribution fees .......................................................................... 25,065
Professional fees ......................................................................... 113,373
Trustees' fees and expenses ................................................................. 123
OTC swap contracts (upfront receipts $ 148,200 ) ................................................... 69,687
Accrued expenses and other liabilities ........................................................... 141,281
Total liabilities ......................................................................... 16,799,295
Net assets, at value ................................................................. $275,527,580
Net assets consist of:
Paid-in capital ............................................................................. $364,391,708
Total distributable earnings (losses) ............................................................. (88,864,128)
Net assets, at value ................................................................. $275,527,580

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $172,516,790
Shares outstanding ........................................................................ 18,456,086
Net asset value and maximum offering price per share
a
............................................. $9.35
Class 2:
Net assets, at value ....................................................................... $68,010,148
Shares outstanding ........................................................................ 7,598,289
Net asset value and maximum offering price per share
a
............................................. $8.95
Class 4:
Net assets, at value ....................................................................... $35,000,642
Shares outstanding ........................................................................ 3,776,312
Net asset value and maximum offering price per share
a
............................................. $9.27
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $22,814
Non-controlled affiliates (Note 3 e ) ............................................................. 286,325
Interest:
Unaffiliated issuers ........................................................................ 15,004,686
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 8,319
Total investment income ................................................................... 15,322,144
Expenses:
Management fees (Note 3 a ) ................................................................... 1,794,875
Distribution fees: (Note 3c )
Class 2 ................................................................................ 181,653
Class 4 ................................................................................ 127,079
Professional fees ........................................................................... 141,149
Trustees' fees and expenses .................................................................. 3,236
Marketplace lending fees (Note 1 i ) .............................................................. 279,796
Other .................................................................................... 47,636
Total expenses ......................................................................... 2,575,424
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (19,867)
Net expenses ......................................................................... 2,555,557
Net investment income ................................................................ 12,766,587
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers ...................................................................... (1,041,587)
Non-controlled affiliates (Note 3 e ) ........................................................... (1,084,209)
Foreign currency transactions ................................................................ 1,094
Forward exchange contracts ................................................................. (220,156)
Futures contracts ......................................................................... 41,579
TBA sale commitments ..................................................................... 17,817
Swap contracts ........................................................................... 737,435
Net realized gain (loss) .................................................................. (1,548,027)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (99,752)
Non-controlled affiliates (Note 3 e ) ........................................................... 950,622
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,403)
Forward exchange contracts ................................................................. 266,320
Futures contracts ......................................................................... (325,895)
Swap contracts ........................................................................... (37,625)
Net change in unrealized appreciation (depreciation) ............................................ 752,267
Net realized and unrealized gain (loss) ............................................................ (795,760)
Net increase (decrease) in net assets resulting from operations .......................................... $11,970,827
*
Includes losses from redemption in-kind (Note 11 ).

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Franklin Strategic Income VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,766,587 $13,477,348
Net realized gain (loss) ................................................. (1,548,027) (12,342,789)
Net change in unrealized appreciation (depreciation) ........................... 752,267 22,010,128
Net increase (decrease) in net assets resulting from operations ................ 11,970,827 23,144,687
Distributions to shareholders:
Class 1 ............................................................. (8,092,061) (8,689,427)
Class 2 ............................................................. (3,314,844) (3,367,493)
Class 4 ............................................................. (1,550,557) (1,589,451)
Total distributions to shareholders .......................................... (12,957,462) (13,646,371)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (9,451,014) (13,339,042)
Class 2 ............................................................. (5,045,612) (2,438,182)
Class 4 ............................................................. (1,033,362) (2,479,463)
Total capital share transactions ............................................ (15,529,988) (18,256,687)
Net increase (decrease) in net assets ................................... (16,516,623) (8,758,371)
Net assets:
Beginning of year ....................................................... 292,044,203 300,802,574
End of year ........................................................... $275,527,580 $292,044,203

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Strategic Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Strategic Income VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2024, 74.8% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact on
the Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2024, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 9 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2024,
the Fund had no securities on loan.
f. Business Development Companies
The Fund may invest in securities of closed-end investment
companies that have elected to be treated as a business
development company under the 1940 Act. The Fund
may purchase a business development company to gain
exposure to the securities in the underlying portfolio. The
risks of owning a business development company generally
reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their
value.
g. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
j. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open
1. Organization and Significant Accounting Policies
(continued)
g. Mortgage Dollar Rolls
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 799,640 $7,486,031 648,257 $5,911,104
Shares issued in reinvestment of distributions .......... 891,196 8,092,061 969,802 8,689,427
Shares redeemed ............................... (2,674,742) (25,029,106) (3,059,801) (27,939,573)
Net increase (decrease) .......................... (983,906) $(9,451,014) (1,441,742) $(13,339,042)
Class 2 Shares:
Shares sold ................................... 1,524,842 $13,708,559 1,067,725 $9,356,499
Shares issued in reinvestment of distributions .......... 381,017 3,314,844 391,114 3,367,491
Shares redeemed ............................... (2,461,400) (22,069,015) (1,733,208) (15,162,172)
Net increase (decrease) .......................... (555,541) $(5,045,612) (274,369) $(2,438,182)
Class 4 Shares:
Shares sold ................................... 273,885 $2,541,636 189,962 $1,705,548
Shares issued in reinvestment of distributions .......... 171,902 1,550,557 178,389 1,589,451
Shares redeemed ............................... (552,406) (5,125,555) (638,200) (5,774,462)
Net increase (decrease) .......................... (106,619) $(1,033,362) (269,849) $(2,479,463)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.625% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
During the year ended December 31, 2024, the Fund utilized $571,410 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Credit
BDC .................. $— $1,745,014 $— $— $78,162 $1,823,176 67,726 $—
Franklin Floating Rate Income
Fund .................. 9,243,211 — (9,031,462)
a
(1,084,209) 872,460 — — 56,658
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% 6,941,880 53,148,973 (56,743,025) — — 3,347,828 3,347,828 229,667
Total Affiliated Securities ... $16,185,091 $54,893,987 $(65,774,487) $(1,084,209) $950,622 $5,171,004 $286,325
a
Includes in-kind activity. See Note 11 .
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $8,842,619
Long term ................................................................................ 77,440,676
Total capital loss carryforwards ............................................................... $86,283,295
2024 2023
Distributions paid from:
Ordinary income .......................................................... $12,957,462 $13,646,371
Cost of investments .......................................................................... $302,769,713
Unrealized appreciation ........................................................................ $3,325,110
Unrealized depreciation ........................................................................ (17,788,869)
Net unrealized appreciation (depreciation) .......................................................... $(14,463,759)
Distributable earnings:
Undistributed ordinary income ................................................................... $12,057,353
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, payments-in-kind, bond discounts and premiums and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$258,375,332 and $254,157,296, respectively.
6. Credit Risk and Defaulted Securities
At December 31, 2024, the Fund had 30.0% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2024, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) ............... $115,861 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of December 31, 2024.
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
8. Unfunded Capital Commitments
The Fund enters into certain capital commitments and may be obligated to perform on such agreements at a future date.
The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment.
In instances where the probability of performance is greater than remote and the performance under the commitment would result in a material unrealized loss, the Fund recognizes such losses in the Statement of Assets and Liabilities and the Statement of Operations.
At December 31, 2024, the Fund had an unfunded capital commitment with a maximum amount of $879,986, for which no depreciation has been recognized.
9. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 195,831
a
Variation margin on futures
contracts
$ 137,278
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
149,957 Unrealized depreciation on OTC
forward exchange contracts
—
Credit contracts ............
Variation margin on centrally
cleared swap contracts
623,278
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
— OTC swap contracts (upfront
receipts)
69,687
Unrealized appreciation on OTC
swap contracts
79,754 Unrealized depreciation on OTC
swap contracts
—
Total .................... $1,048,820 $206,965
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
For the year ended December 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2024, the average month end notional amount of futures contracts and swap contracts represented $29,107,521 and $11,151,154, respectively. The average month end contract value of forward exchange contracts was $3,750,712.
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 55 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
11. Redemption In-Kind
During the year ended December 31, 2024, the Fund realized $1,084,209 of net losses resulting from in-kind transactions in which the Fund redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $41,579 Futures contracts $(325,895)
Foreign exchange contracts .....
Forward exchange contracts (220,156) Forward exchange contracts 266,320
Credit contracts ...............
Swap contracts 737,435 Swap contracts (37,625)
Total ....................... $558,858 $(97,200)
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Hotels, Restaurants & Leisure ............. — 202 — 202
Machinery ............................ — 73,135 — 73,135
Oil, Gas & Consumable Fuels ............. 2,586 27,779 — 30,365
Management Investment Companies ......... — — 1,823,176 1,823,176
Preferred Stocks ......................... — 1,152 — 1,152
Warrants ............................... — — —
a
—
Corporate Bonds :
Aerospace & Defense ................... — 2,869,550 — 2,869,550
Air Freight & Logistics ................... — 498,122 — 498,122
Automobile Components ................. — 2,135,680 — 2,135,680
Automobiles .......................... — 928,058 — 928,058
Banks ............................... — 17,128,407 — 17,128,407
Beverages ........................... — 930,858 — 930,858
Biotechnology ......................... — 1,250,231 — 1,250,231
Broadline Retail ....................... — 400,800 —
a
400,800
Building Products ...................... — 2,242,535 — 2,242,535
Capital Markets ........................ — 6,830,985 — 6,830,985
Chemicals ........................... — 4,443,447 — 4,443,447
Commercial Services & Supplies ........... — 3,694,777 — 3,694,777
Construction & Engineering ............... — 746,755 — 746,755
Construction Materials .................. — 521,334 — 521,334
Consumer Finance ..................... — 2,203,317 — 2,203,317
Consumer Staples Distribution & Retail ...... — 604,600 — 604,600
Containers & Packaging ................. — 2,935,496 — 2,935,496
Distributors ........................... — 518,825 — 518,825
Diversified Consumer Services ............ — 750,952 — 750,952
Diversified REITs ...................... — 365,443 — 365,443
Diversified Telecommunication Services ..... — 3,228,446 — 3,228,446
Electric Utilities ........................ — 5,774,617 — 5,774,617
Electrical Equipment .................... — 943,878 — 943,878
Electronic Equipment, Instruments &
Components ........................ — 2,658,294 — 2,658,294
Energy Equipment & Services ............. — 1,785,647 — 1,785,647

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Entertainment ......................... $ — $ 641,083 $ — $ 641,083
Financial Services ...................... — 2,579,575 — 2,579,575
Food Products ........................ — 2,790,603 — 2,790,603
Gas Utilities .......................... — 198,291 — 198,291
Ground Transportation .................. — 2,552,563 — 2,552,563
Health Care Equipment & Supplies ......... — 2,429,881 — 2,429,881
Health Care Providers & Services .......... — 7,709,755 — 7,709,755
Health Care REITs ..................... — 769,715 — 769,715
Health Care Technology ................. — 814,841 — 814,841
Hotel & Resort REITs ................... — 1,405,518 — 1,405,518
Hotels, Restaurants & Leisure ............. — 6,274,075 — 6,274,075
Household Durables .................... — 1,711,815 — 1,711,815
Household Products .................... — 721,560 — 721,560
Independent Power and Renewable Electricity
Producers .......................... — 3,768,824 — 3,768,824
Insurance ............................ — 6,527,490 — 6,527,490
Interactive Media & Services .............. — 786,450 — 786,450
IT Services ........................... — 2,217,128 — 2,217,128
Life Sciences Tools & Services ............ — 401,164 — 401,164
Machinery ............................ — 2,563,559 — 2,563,559
Media ............................... — 5,669,477 — 5,669,477
Metals & Mining ....................... — 2,968,264 — 2,968,264
Multi-Utilities .......................... — 1,678,372 — 1,678,372
Oil, Gas & Consumable Fuels ............. — 18,232,311 — 18,232,311
Paper & Forest Products ................. — 950,362 — 950,362
Passenger Airlines ..................... — 1,600,218 — 1,600,218
Personal Care Products ................. — 2,670,705 — 2,670,705
Pharmaceuticals ....................... — 3,589,846 — 3,589,846
Residential REITs ...................... — 434,071 — 434,071
Software ............................. — 777,993 — 777,993
Specialized REITs ...................... — 920,261 — 920,261
Specialty Retail ........................ — 193,274 — 193,274
Technology Hardware, Storage & Peripherals . — 1,386,190 — 1,386,190
Textiles, Apparel & Luxury Goods .......... — 1,048,425 — 1,048,425
Tobacco ............................. — 1,903,505 — 1,903,505
Trading Companies & Distributors .......... — 3,096,906 — 3,096,906
Transportation Infrastructure .............. — 113,704 — 113,704
Wireless Telecommunication Services ....... — 2,648,292 1,440 2,649,732
Senior Floating Rate Interests ............... — 7,165,763 — 7,165,763
Marketplace Loans ....................... — — 1,392,974 1,392,974
Foreign Government and Agency Securities .... — 5,737,808 — 5,737,808
U.S. Government and Agency Securities ....... — 54,305,109 — 54,305,109
Asset-Backed Securities ................... — 5,709,170 — 5,709,170
Commercial Mortgage-Backed Securities ...... — 4,511,998 — 4,511,998
Mortgage-Backed Securities ................ — 33,877,954 — 33,877,954
Residential Mortgage-Backed Securities ....... — 6,346,567 — 6,346,567
Escrows and Litigation Trusts ............... — 4,556 —
a
4,556
Short Term Investments ................... 3,347,828 — — 3,347,828
Total Investments in Securities ........... $3,350,414 $280,898,313 $3,217,590 $287,466,317
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $149,957 $— $149,957
Futures Contracts ....................... 195,831 — — 195,831
Swap Contracts ......................... — 703,032 — 703,032
Total Other Financial Instruments ......... $195,831 $852,989 $— $1,048,820
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $137,278 $— $— $137,278
Total Other Financial Instruments ......... $137,278 $— $— $137,278
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Management Investment
Companies :
Capital Markets ..... — 1,745,015 — — — — — 78,161 1,823,176 78,161
Warrants :
Machinery ......... — 132 — — — — — (132) —
d
(132)
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services ........ — — (4,699) 6,192 — 1,019 3,388 (4,460) 1,440 (4,040)
Marketplace Loans :
Financial Services ... 3,684,351 33,210 (2,427,797) — — — (4,358) 107,568 1,392,974 (99,300)
Escrows and Litigation
Trusts : —
d
— — — — — — — —
d
—
Total Investments in
Securities ............ $3,684,351 $1,778,357 $(2,432,496) $6,192 $— $1,019 $(970) $181,137 $3,217,590 $(25,311)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2024, are as follows:
13. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services. . . . . . . . . . $1,392,974 Discounted cash flow Loss-adjusted discount rate
2.1% – 12.6%
(8.2%)
Decrease
Projected loss rate 0.2% – 80.3%
(21.4%)
Decrease
All Other Investments . . . . . . . 1,824,616
c,d
Total . . . . . . . . . . . . . .
.........
$3,217,590
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Cu r rency
COP
Colombian Peso
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
BDC
Business Development Company
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Strategic
Income VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Strategic Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and the consolidated financial highlights for each of the two years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024, the financial highlights for each of the three years in the period ended December 31, 2024 and the consolidated financial highlights for each of the two years in the period ended December
31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, private placement agents, transfer agent, agent banks and brokers; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $22,814
Interest Earned from Federal Obligations Note (1) $2,533,487

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4884-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
U.S. Government
Securities VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 18
Tax Information 19
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.62 $10.44 $11.85 $12.37 $12.34
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.28 0.20 0.12 0.22
Net realized and unrealized gains (losses) ........... (0.16) 0.21 (1.32) (0.32) 0.28
Total from investment operations .................... 0.15 0.49 (1.12) (0.20) 0.50
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.29) (0.32) (0.47)
Net asset value, end of year ....................... $10.43 $10.62 $10.44 $11.85 $12.37
Total return
c
................................... 1.50% 4.76% (9.50)% (1.62)% 4.08%
Ratios to average net assets
Expenses ..................................... 0.53% 0.52%
d
0.49%
d
0.53%
d
0.53%
d
Net investment income ........................... 2.96% 2.70% 1.79% 1.03% 1.81%
Supplemental data
Net assets, end of year (000’s) ..................... $32,918 $35,731 $37,066 $45,733 $52,307
Portfolio turnover rate ............................ 11.16% 16.46% 9.28% 80.81% 56.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.36 $10.19 $11.57 $12.08 $12.05
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.25 0.16 0.09 0.19
Net realized and unrealized gains (losses) ........... (0.14) 0.20 (1.28) (0.31) 0.27
Total from investment operations .................... 0.14 0.45 (1.12) (0.22) 0.46
Less distributions from:
Net investment income .......................... (0.32) (0.28) (0.26) (0.29) (0.43)
Net asset value, end of year ....................... $10.18 $10.36 $10.19 $11.57 $12.08
Total return
c
................................... 1.37% 4.47% (9.75)% (1.83)% 3.83%
Ratios to average net assets
Expenses ..................................... 0.78% 0.77%
d
0.74%
d
0.78%
d
0.78%
d
Net investment income ........................... 2.71% 2.45% 1.53% 0.78% 1.56%
Supplemental data
Net assets, end of year (000’s) ..................... $489,726 $522,181 $555,028 $730,340 $771,332
Portfolio turnover rate ............................ 11.16% 16.46% 9.28% 80.81% 56.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
I
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.8%
Oil, Gas & Consumable Fuels 0.8%
Reliance Industries Ltd. ,
Senior Bond , 2.512%, 1/15/26 ........................ India 1,968,750 $ 1,938,825
Senior Note , 1.87%, 1/15/26 ......................... India 1,105,263 1,088,245
Senior Note , 2.06%, 1/15/26 ......................... India 937,500 923,953
3,951,023
Total Corporate Bonds (Cost $ 3,990,490 ) .....................................
3,951,023
Foreign Government and Agency Securities 0.0%
†
Petroleos Mexicanos , Senior Bond , 2.378%, 4/15/25 .........
Mexico 164,500 161,980
Total Foreign Government and Agency Securities (Cost $ 162,228 ) ..............
161,980
U.S. Government and Agency Securities 14.1%
FHLB , 2.625%, 9/12/25 ...............................
United States 10,000,000 9,889,014
U.S. International Development Finance Corp. (The) , 4.01%,
5/15/30 ......................................... United States 1,010,000 986,893
U.S. Treasury Notes ,
2.25%, 8/15/27 ................................... United States 34,040,000 32,361,526
4%, 7/31/29 ...................................... United States 24,000,000 23,625,235
0.625%, 8/15/30 ................................... United States 8,500,000 6,904,795
Total U.S. Government and Agency Securities (Cost $ 78,505,942 ) ...............
73,767,463
Mortgage-Backed Securities 76.3%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.7%
FHLMC , 7.06%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 . United States 43,109 44,117
FHLMC , 6.485% - 7.535%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 ........ United States 3,315,284 3,391,990
3,436,107
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.6%
FHLMC Gold Pool, 15 Year , 4.5%, 4/01/25 ................ United States 3,668 3,658
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 ................ United States 736,105 711,056
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................. United States 126,190 111,541
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 ................ United States 20,337 18,520
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 .......... United States 1,958,974 1,849,510
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ......... United States 570,396 553,479
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ........... United States 1,766,198 1,763,403
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ......... United States 328,662 331,806
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ........... United States 308,830 314,579
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ......... United States 80,315 82,910
FHLMC Gold Pool, 30 Year , 7%, 2/01/31 - 9/01/31 ........... United States 24,816 25,752
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 ................ United States 37,682 39,827
FHLMC Pool, 30 Year , 2%, 1/01/51 ...................... United States 4,181,459 3,308,299
FHLMC Pool, 30 Year , 4%, 11/01/45 ..................... United States 6,925,353 6,433,563
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ..................... United States 2,072,409 1,983,358
FHLMC Pool, 30 Year , 4.5%, 10/01/52 .................... United States 13,572,370 12,797,097
FHLMC Pool, 30 Year , 5%, 12/01/52 ..................... United States 13,151,456 12,737,811
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ..................... United States 12,543,816 12,396,896
55,463,065
a
Federal National Mortgage Association (FNMA) Adjustable Rate 1.9%
FNMA , 4.36% - 5.794%, ( COFI 11th District +/- MBS Margin),
6/01/26 - 11/01/36 ................................. United States 16,780 16,616
FNMA , 5.632% - 7.22%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ...................... United States 102,545 103,886

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 7.343%, ( 1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 9/01/37 .................... United States 3,042,737 $ 3,133,068
FNMA , 5.845% - 7.674%, ( 6-month Refinitiv USD IBOR
Consumer Cash Fallbacks +/- MBS Margin), 8/01/25 - 3/01/37 United States 164,336 165,282
FNMA , 5.805% - 7.754%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 ........ United States 4,246,838 4,344,580
FNMA , 4.52% - 8.275%, ( 1-year CMT T-Note +/- MBS Margin),
10/01/25 - 12/01/40 ................................ United States 1,866,012 1,922,224
9,685,656
Federal National Mortgage Association (FNMA) Fixed Rate 19.5%
FNMA , 2.64%, 7/01/25 ............................... United States 2,193,395 2,167,573
FNMA , 2.77%, 4/01/25 ............................... United States 3,500,000 3,473,220
FNMA , 3.28%, 7/01/27 ............................... United States 4,000,000 3,875,178
FNMA , 5.5%, 4/01/34 ................................ United States 246,108 249,240
FNMA, 15 Year , 2%, 9/01/35 ........................... United States 1,740,370 1,552,573
FNMA, 15 Year , 3%, 9/01/37 ........................... United States 10,072,423 9,377,565
FNMA, 30 Year , 2.5%, 8/01/51 ......................... United States 8,280,981 6,788,989
FNMA, 30 Year , 2.5%, 9/01/51 ......................... United States 18,302,307 15,077,458
FNMA, 30 Year , 2.5%, 11/01/51 ......................... United States 4,232,708 3,472,360
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 5,789,683 4,739,043
FNMA, 30 Year , 2.5%, 2/01/52 ......................... United States 7,625,323 6,229,606
FNMA, 30 Year , 3%, 12/01/42 .......................... United States 45,368 40,149
FNMA, 30 Year , 3%, 7/01/51 ........................... United States 3,568,314 3,060,773
FNMA, 30 Year , 3%, 9/01/51 ........................... United States 3,036,365 2,597,425
FNMA, 30 Year , 3.5%, 7/01/45 ......................... United States 8,047,018 7,251,752
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 .................... United States 1,899,066 1,791,858
FNMA, 30 Year , 4%, 9/01/52 ........................... United States 13,757,808 12,607,524
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................. United States 1,731,933 1,676,425
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 .................... United States 1,119,584 1,114,477
FNMA, 30 Year , 5.5%, 12/01/32 - 8/01/35 ................. United States 733,311 740,255
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 3,538,400 3,494,354
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 .................... United States 523,864 533,372
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 10,081,720 10,142,614
FNMA, 30 Year , 6.5%, 12/01/29 - 9/01/36 ................. United States 74,487 77,480
FNMA, 30 Year , 7.5%, 8/01/25 ......................... United States 84 84
FNMA, 30 Year , 9%, 10/01/26 .......................... United States 12,935 12,978
102,144,325
Government National Mortgage Association (GNMA) Fixed Rate 43.6%
GNMA I, 30 Year , 5%, 9/15/40 .......................... United States 6,136,893 6,080,927
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................. United States 180,510 183,724
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................. United States 142,235 147,812
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 ................ United States 61,559 63,201
GNMA I, 30 Year , 7%, 12/15/28 ......................... United States 2,621 2,687
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 ................ United States 46,223 48,379
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ............... United States 191,724 170,791
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....... United States 2,833,875 2,660,874
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ...... United States 4,260,317 4,137,182
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ...... United States 1,327,550 1,349,376
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 ........ United States 548,903 561,807
GNMA I, Single-family, 30 Year , 6.5%, 2/15/26 - 5/15/37 ...... United States 250,225 256,697
GNMA I, Single-family, 30 Year , 7%, 12/15/25 - 9/15/31 ....... United States 19,234 19,564
GNMA I, Single-family, 30 Year , 7.5%, 11/15/26 - 2/15/27 ...... United States 753 756
GNMA II, Single-family, 30 Year , 2%, 10/20/50 .............. United States 6,256,514 5,012,031
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............... United States 4,438,395 3,556,013
GNMA II, Single-family, 30 Year , 2%, 12/20/51 .............. United States 9,922,486 7,949,696

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ............... United States 6,320,067 $ 5,065,382
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............. United States 9,763,420 8,170,636
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............. United States 4,130,348 3,453,701
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............. United States 27,735,123 23,191,393
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............ United States 9,137,175 7,640,241
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ...... United States 2,675,890 2,366,550
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............... United States 5,032,185 4,434,540
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ............... United States 13,710,066 11,912,595
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............... United States 5,321,377 4,619,992
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............... United States 13,136,712 11,419,455
GNMA II, Single-family, 30 Year , 3%, 10/20/51 .............. United States 14,334,521 12,452,104
GNMA II, Single-family, 30 Year , 3%, 11/20/51 .............. United States 16,769,622 14,559,260
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............. United States 5,478,285 5,010,657
GNMA II, Single-family, 30 Year , 3.5%, 11/20/42 ............ United States 3,327,410 3,042,000
GNMA II, Single-family, 30 Year , 3.5%, 12/20/42 ............ United States 2,608,722 2,384,957
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............. United States 4,466,890 4,083,716
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............. United States 8,099,324 7,332,589
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............. United States 13,483,427 12,162,477
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 10/20/47 ..... United States 10,267,039 9,376,278
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............ United States 3,644,540 3,299,487
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ....... United States 5,887,034 5,561,070
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 .... United States 7,973,357 7,729,928
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 6/20/44 ....... United States 3,190,114 3,181,236
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ...... United States 1,305,546 1,334,121
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............. United States 5,032,246 4,996,949
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 7/20/39 ....... United States 850,881 880,881
GNMA II, Single-family, 30 Year , 6%, 7/20/54 ............... United States 10,601,637 10,682,687
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 4/20/32 ..... United States 100,049 102,660
GNMA II, Single-family, 30 Year , 6.5%, 7/20/54 ............. United States 5,255,400 5,350,722
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ............... United States 2,530 2,636
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 11/20/26 .... United States 2,365 2,375
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............... United States 381 385
228,005,177
Total Mortgage-Backed Securities (Cost $ 453,822,754 ) .........................
398,734,330
Total Long Term Investments (Cost $ 536,481,414 ) .............................
476,614,796
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Short Term Investments 8.5%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 8.5%
b
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value
$ 44,254,997 )
BNP Paribas Securities Corp. (Maturity Value $21,559,707)
Deutsche Bank Securities, Inc. (Maturity Value $14,071,319)
HSBC Securities (USA), Inc. (Maturity Value $8,623,971)
Collateralized by U.S. Government Agency Securities, 1.78%
- 6%, 6/18/35 - 10/20/54; U.S. Government Agency Strips,
11/15/53; U.S. Treasury Notes, 3.75%, 12/31/28; and U.S.
Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 45,132,991 ) ..................................... 44,244,158 $ 44,244,158
Total Repurchase Agreements (Cost $ 44,244,158 ) .............................
44,244,158
Total Short Term Investments (Cost $ 44,244,158 ) ..............................
44,244,158
a
Total Investments (Cost $ 580,725,572 ) 99.7% .................................
$520,858,954
Other Assets, less Liabilities 0.3% ...........................................
1,785,111
Net Assets 100.0% .........................................................
$522,644,065
a a a
See Abbreviations on page 1 7 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
See Note 1(b) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $536,481,414
Cost - Unaffiliated repurchase agreements ...................................................... 44,244,158
Value - Unaffiliated issuers .................................................................. $476,614,796
Value - Unaffiliated repurchase agreements ...................................................... 44,244,158
Receivables:
Investment securities sold ................................................................... 28,300
Capital shares sold ........................................................................ 655,117
Interest ................................................................................. 2,203,364
Total assets .......................................................................... 523,745,735
Liabilities:
Payables:
Capital shares redeemed ................................................................... 639,072
Management fees ......................................................................... 222,050
Distribution fees .......................................................................... 104,486
Trustees' fees and expenses ................................................................. 240
Pricing fees ............................................................................. 65,746
Accrued expenses and other liabilities ........................................................... 70,076
Total liabilities ......................................................................... 1,101,670
Net assets, at value ................................................................. $522,644,065
Net assets consist of:
Paid-in capital ............................................................................. $706,956,896
Total distributable earnings (losses) ............................................................. (184,312,831)
Net assets, at value ................................................................. $522,644,065
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $32,918,113
Shares outstanding ........................................................................ 3,154,696
Net asset value and maximum offering price per share
a
............................................. $10.43
Class 2:
Net assets, at value ....................................................................... $489,725,952
Shares outstanding ........................................................................ 48,129,080
Net asset value and maximum offering price per share
a
............................................. $10.18
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... $(1,325,010)
Paid in cash
a
........................................................................... 20,169,756
Total investment income ................................................................... 18,844,746
Expenses:
Management fees (Note 3 a ) ................................................................... 2,685,794
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,267,093
Custodian fees ............................................................................ 3,023
Reports to shareholders fees .................................................................. 1,256
Professional fees ........................................................................... 68,807
Trustees' fees and expenses .................................................................. 5,813
Other .................................................................................... 81,744
Total expenses ......................................................................... 4,113,530
Net investment income ................................................................ 14,731,216
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (6,948)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (7,499,190)
Net realized and unrealized gain (loss) ............................................................ (7,506,138)
Net increase (decrease) in net assets resulting from operations .......................................... $7,225,078
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin U.S. Government Securities VIP
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $14,731,216 $14,069,164
Net realized gain (loss) ................................................. (6,948) (10,746,124)
Net change in unrealized appreciation (depreciation) ........................... (7,499,190) 21,087,536
Net increase (decrease) in net assets resulting from operations ................ 7,225,078 24,410,576
Distributions to shareholders:
Class 1 ............................................................. (1,111,700) (1,070,091)
Class 2 ............................................................. (15,532,806) (14,416,285)
Total distributions to shareholders .......................................... (16,644,506) (15,486,376)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (2,228,260) (1,907,475)
Class 2 ............................................................. (23,620,386) (41,198,990)
Total capital share transactions ............................................ (25,848,646) (43,106,465)
Net increase (decrease) in net assets ................................... (35,268,074) (34,182,265)
Net assets:
Beginning of year ....................................................... 557,912,139 592,094,404
End of year ........................................................... $522,644,065 $557,912,139

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin U.S. Government Securities VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin U.S. Government Securities
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2024,
60.0% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds,

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 31, 2024.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded separately in the Statement of
Operations. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 136,141 $1,432,376 242,574 $2,555,002
Shares issued in reinvestment of distributions .......... 108,142 1,111,700 103,291 1,070,091
Shares redeemed ............................... (455,602) (4,772,336) (530,590) (5,532,568)
Net increase (decrease) .......................... (211,319) $(2,228,260) (184,725) $(1,907,475)
Class 2 Shares:
Shares sold ................................... 4,438,751 $45,546,173 2,785,580 $28,509,210
Shares issued in reinvestment of distributions .......... 1,547,092 15,532,806 1,423,128 14,416,285
Shares redeemed ............................... (8,268,762) (84,699,365) (8,271,052) (84,124,485)
Net increase (decrease) .......................... (2,282,919) $(23,620,386) (4,062,344) $(41,198,990)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.496% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $49,170,613
Long term ................................................................................ 89,262,082
Total capital loss carryforwards ............................................................... $138,432,695
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$55,415,588 and $83,202,802, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
2024 2023
Distributions paid from:
Ordinary income .......................................................... $16,644,506 $15,486,376
Cost of investments .......................................................................... $582,138,612
Unrealized appreciation ........................................................................ $87,567
Unrealized depreciation ........................................................................ (61,367,225)
Net unrealized appreciation (depreciation) .......................................................... $(61,279,658)
Distributable earnings:
Undistributed ordinary income ................................................................... $15,399,522
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
18
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin U.S.
Government Securities VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S.
Government Securities VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
19
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Interest Earned from Federal Obligations Note (1) $20,246,796

Franklin Templeton Variable Insurance Products Trust
20
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4830-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
VolSmart Allocation
VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 14
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 27
Tax Information 28
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022
a
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.41 $12.13 $13.60
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.24 0.25 0.17
Net realized and unrealized gains (losses) .................................... 1.21 1.13 (0.18)
Total from investment operations ............................................. 1.45 1.38 (0.01)
Less distributions from:
Net investment income ................................................... (0.28) (0.26) (0.25)
Net realized gains ...................................................... (0.18) (0.84) (1.21)
Total distributions ........................................................ (0.46) (1.10) (1.46)
Net asset value, end of year ................................................ $13.40 $12.41 $12.13
Total return
e
............................................................ 11.80% 11.78% 0.15%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 0.89% 0.81% 0.81%
Expenses net of waiver and payments by affiliates
g
............................... 0.65% 0.65%
h
0.65%
h
Net investment income .................................................... 1.81% 2.06% 2.20%
Supplemental data
Net assets, end of year (000’s) .............................................. $5 $5 $4
Portfolio turnover rate ..................................................... 34.51% 22.91% 37.75%
a
For the period May 20, 2022 (effective date) to December 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the year ended December 31, 2024.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.47 $12.19 $15.57 $14.55 $12.60
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.25 0.23 0.26 0.24
Net realized and unrealized gains (losses) ........... 1.22 1.13 (2.15) 2.19 1.86
Total from investment operations .................... 1.44 1.38 (1.92) 2.45 2.10
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.25) (0.64) (0.15)
Net realized gains ............................. (0.18) (0.84) (1.21) (0.79) —
Total distributions ............................... (0.46) (1.10) (1.46) (1.43) (0.15)
Net asset value, end of year ....................... $13.45 $12.47 $12.19 $15.57 $14.55
Total return
d
................................... 11.66% 11.72% (12.13)% 17.62% 16.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.11% 0.85% 0.85% 0.88% 0.88%
Expenses net of waiver and payments by affiliates
e
...... 0.90% 0.65%
f
0.65%
f
0.65%
f
0.65%
f
Net investment income ........................... 1.68% 2.11% 1.71% 1.75% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $167 $111 $33 $48 $45
Portfolio turnover rate ............................ 34.51% 22.91% 37.75% 41.28% 69.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the year ended December 31, 2024.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.43 $12.15 $15.52 $14.52 $12.59
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.23 0.21 0.23 0.23
Net realized and unrealized gains (losses) ........... 1.22 1.13 (2.14) 2.18 1.86
Total from investment operations .................... 1.44 1.36 (1.93) 2.41 2.09
Less distributions from:
Net investment income .......................... (0.26) (0.24) (0.23) (0.62) (0.16)
Net realized gains ............................. (0.18) (0.84) (1.21) (0.79) —
Total distributions ............................... (0.44) (1.08) (1.44) (1.41) (0.16)
Net asset value, end of year ....................... $13.43 $12.43 $12.15 $15.52 $14.52
Total return
d
................................... 11.68% 11.57% (12.27)% 17.36% 16.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.01% 1.00% 1.00% 1.03% 1.03%
Expenses net of waiver and payments by affiliates
e
...... 0.80% 0.80%
f
0.80%
f
0.80%
f
0.80%
f
Net investment income ........................... 1.66% 1.89% 1.57% 1.57% 1.70%
Supplemental data
Net assets, end of year (000’s) ..................... $140,399 $159,621 $170,682 $209,784 $195,818
Portfolio turnover rate ............................ 34.51% 22.91% 37.75% 41.28% 69.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the year ended December 31, 2024.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Shares
a
Value
a
Common Stocks 64.5%
Aerospace & Defense 1.3%
Curtiss-Wright Corp. ................................................. 172 $ 61,038
General Dynamics Corp. .............................................. 2,100 553,329
Howmet Aerospace, Inc. .............................................. 1,316 143,931
Lockheed Martin Corp. ............................................... 570 276,986
RTX Corp. ........................................................ 6,230 720,935
1,756,219
Air Freight & Logistics 0.3%
United Parcel Service, Inc. , B .......................................... 3,295 415,499
Automobiles 0.7%
General Motors Co. .................................................. 3,931 209,404
a
Tesla, Inc. ......................................................... 1,981 800,007
1,009,411
Banks 1.5%
Citigroup, Inc. ...................................................... 7,148 503,148
Citizens Financial Group, Inc. .......................................... 1,571 68,747
JPMorgan Chase & Co. ............................................... 6,292 1,508,255
M&T Bank Corp. .................................................... 281 52,831
2,132,981
Beverages 0.5%
Coca-Cola Consolidated, Inc. .......................................... 39 49,140
PepsiCo, Inc. ...................................................... 4,220 641,693
690,833
Biotechnology 1.4%
AbbVie, Inc. ....................................................... 7,420 1,318,534
a
Exelixis, Inc. ....................................................... 1,471 48,984
Gilead Sciences, Inc. ................................................ 2,192 202,475
a
United Therapeutics Corp. ............................................. 176 62,100
a
Vertex Pharmaceuticals, Inc. ........................................... 959 386,189
2,018,282
Broadline Retail 1.3%
a
Amazon.com, Inc. ................................................... 7,606 1,668,680
eBay, Inc. ......................................................... 1,731 107,236
1,775,916
Building Products 1.4%
AAON, Inc. ........................................................ 407 47,896
Armstrong World Industries, Inc. ........................................ 430 60,772
Carlisle Cos., Inc. ................................................... 1,641 605,266
Johnson Controls International plc ....................................... 8,730 689,059
Lennox International, Inc. ............................................. 144 87,739
Masco Corp. ....................................................... 853 61,902
Owens Corning ..................................................... 357 60,804
Trane Technologies plc ............................................... 907 335,001
1,948,439
Capital Markets 2.3%
Bank of New York Mellon Corp. (The) .................................... 1,262 96,959
Charles Schwab Corp. (The) ........................................... 7,750 573,578
Evercore, Inc. , A .................................................... 218 60,427
Goldman Sachs Group, Inc. (The) ....................................... 796 455,806
Houlihan Lokey, Inc. , A ............................................... 286 49,667

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
Interactive Brokers Group, Inc. , A ....................................... 279 $ 49,291
Janus Henderson Group plc ........................................... 1,459 62,051
Jefferies Financial Group, Inc. .......................................... 899 70,482
Lazard, Inc. , A ...................................................... 944 48,597
Moody's Corp. ...................................................... 652 308,637
Morgan Stanley ..................................................... 5,470 687,688
Nasdaq, Inc. ....................................................... 9,900 765,369
SEI Investments Co. ................................................. 651 53,695
3,282,247
Chemicals 2.0%
Air Products and Chemicals, Inc. ........................................ 2,052 595,162
CF Industries Holdings, Inc. ........................................... 723 61,686
Eastman Chemical Co. ............................................... 557 50,865
Ecolab, Inc. ........................................................ 2,440 571,741
FMC Corp. ........................................................ 947 46,034
Linde plc .......................................................... 2,410 1,008,995
LyondellBasell Industries NV , A ......................................... 1,042 77,389
NewMarket Corp. ................................................... 94 49,665
Sherwin-Williams Co. (The) ............................................ 891 302,878
2,764,415
Commercial Services & Supplies 0.9%
Cintas Corp. ....................................................... 4,168 761,494
Republic Services, Inc. , A ............................................. 791 159,133
Rollins, Inc. ........................................................ 1,074 49,780
Waste Management, Inc. .............................................. 1,582 319,232
1,289,639
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................................. 4,266 471,521
Cisco Systems, Inc. ................................................. 6,544 387,405
a
F5, Inc. ........................................................... 215 54,066
Motorola Solutions, Inc. ............................................... 686 317,090
1,230,082
Construction & Engineering 0.1%
Comfort Systems USA, Inc. ............................................ 151 64,033
EMCOR Group, Inc. ................................................. 164 74,440
138,473
Construction Materials 0.1%
CRH plc .......................................................... 2,139 197,900
Consumer Finance 0.1%
Synchrony Financial ................................................. 1,855 120,575
Consumer Staples Distribution & Retail 2.5%
Casey's General Stores, Inc. ........................................... 816 323,323
Costco Wholesale Corp. .............................................. 956 875,954
Kroger Co. (The) .................................................... 1,118 68,366
Target Corp. ....................................................... 2,540 343,357
Walmart, Inc. ...................................................... 20,285 1,832,750
3,443,750
Containers & Packaging 0.1%
International Paper Co. ............................................... 1,291 69,481

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Shares
a
Value
a
Common Stocks
(continued)
Containers & Packaging (continued)
Packaging Corp. of America ........................................... 344 $ 77,445
146,926
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 375 61,425
H&R Block, Inc. ..................................................... 857 45,284
106,709
Diversified Telecommunication Services 0.9%
AT&T, Inc. ......................................................... 26,129 594,957
Verizon Communications, Inc. .......................................... 16,527 660,915
1,255,872
Electric Utilities 0.4%
Entergy Corp. ...................................................... 1,446 109,636
NextEra Energy, Inc. ................................................. 6,243 447,560
557,196
Electrical Equipment 0.5%
Acuity Brands, Inc. .................................................. 171 49,954
nVent Electric plc ................................................... 8,520 580,723
630,677
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , A .................................................. 4,569 317,317
Avnet, Inc. ........................................................ 1,034 54,099
Corning, Inc. ....................................................... 2,747 130,537
501,953
Entertainment 0.1%
a
Spotify Technology SA ................................................ 405 181,189
a
Financial Services 2.1%
a
Berkshire Hathaway, Inc. , B ............................................ 1,218 552,095
a
Fiserv, Inc. ........................................................ 958 196,792
Mastercard, Inc. , A .................................................. 1,742 917,285
MGIC Investment Corp. ............................................... 2,133 50,573
a
Toast, Inc. , A ....................................................... 1,239 45,162
Visa, Inc. , A ........................................................ 3,705 1,170,928
Western Union Co. (The) .............................................. 4,410 46,746
2,979,581
Food Products 0.7%
Ingredion, Inc. ...................................................... 403 55,437
Kellanova ......................................................... 847 68,581
McCormick & Co., Inc. ............................................... 4,505 343,461
Mondelez International, Inc. , A .......................................... 8,115 484,709
a
Pilgrim's Pride Corp. ................................................. 1,169 53,061
1,005,249
Gas Utilities 0.2%
Atmos Energy Corp. ................................................. 361 50,276
MDU Resources Group, Inc. ........................................... 2,238 40,329
National Fuel Gas Co. ................................................ 910 55,219
UGI Corp. ......................................................... 2,164 61,090
206,914

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Shares
a
Value
a
Common Stocks
(continued)
Ground Transportation 0.2%
JB Hunt Transport Services, Inc. ........................................ 1,485 $ 253,430
Ryder System, Inc. .................................................. 371 58,195
311,625
Health Care Equipment & Supplies 3.4%
Abbott Laboratories .................................................. 9,760 1,103,954
Becton Dickinson & Co. ............................................... 2,135 484,368
a
Boston Scientific Corp. ............................................... 5,295 472,949
a
Globus Medical, Inc. , A ............................................... 627 51,859
a
Intuitive Surgical, Inc. ................................................ 1,270 662,889
ResMed, Inc. ...................................................... 447 102,224
STERIS plc ........................................................ 1,500 308,340
Stryker Corp. ...................................................... 4,429 1,594,662
4,781,245
Health Care Providers & Services 1.6%
Chemed Corp. ..................................................... 92 48,742
Cigna Group (The) .................................................. 956 263,990
a
DaVita, Inc. ........................................................ 352 52,642
Encompass Health Corp. ............................................. 570 52,639
HCA Healthcare, Inc. ................................................. 792 237,719
Premier, Inc. , A ..................................................... 2,394 50,753
Quest Diagnostics, Inc. ............................................... 346 52,197
a
Tenet Healthcare Corp. ............................................... 418 52,764
UnitedHealth Group, Inc. .............................................. 2,809 1,420,961
Universal Health Services, Inc. , B ....................................... 280 50,237
2,282,644
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................................... 1,362 51,552
Health Care Technology 0.0%
†
a
Doximity, Inc. , A .................................................... 1,023 54,618
a
Hotel & Resort REITs 0.0%
†
Park Hotels & Resorts, Inc. ............................................ 3,768 53,016
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc. ............................................... 132 655,832
Domino's Pizza, Inc. ................................................. 136 57,087
Hilton Worldwide Holdings, Inc. ......................................... 774 191,302
McDonald's Corp. ................................................... 2,645 766,759
Royal Caribbean Cruises Ltd. .......................................... 660 152,255
Texas Roadhouse, Inc. , A ............................................. 318 57,377
Travel + Leisure Co. ................................................. 973 49,088
1,929,700
Household Durables 0.6%
DR Horton, Inc. ..................................................... 1,280 178,970
Garmin Ltd. ........................................................ 655 135,100
Lennar Corp. , A ..................................................... 984 134,188
Lennar Corp. , B .................................................... 324 42,817
a
NVR, Inc. ......................................................... 14 114,504
PulteGroup, Inc. .................................................... 947 103,128
Toll Brothers, Inc. ................................................... 479 60,330
769,037

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Shares
a
Value
a
Common Stocks
(continued)
Household Products 0.9%
Colgate-Palmolive Co. ............................................... 4,120 $ 374,549
Kimberly-Clark Corp. ................................................. 902 118,198
Procter & Gamble Co. (The) ........................................... 4,710 789,632
1,282,379
Industrial Conglomerates 0.6%
3M Co. ........................................................... 1,098 141,741
Honeywell International, Inc. ........................................... 3,315 748,825
890,566
Insurance 0.7%
Aon plc , A ......................................................... 335 120,319
Axis Capital Holdings Ltd. ............................................. 676 59,907
Cincinnati Financial Corp. ............................................. 342 49,145
Erie Indemnity Co. , A ................................................. 842 347,098
Hartford Financial Services Group, Inc. (The) .............................. 998 109,181
Lincoln National Corp. ................................................ 1,712 54,287
Marsh & McLennan Cos., Inc. .......................................... 955 202,852
Unum Group ....................................................... 695 50,756
993,545
Interactive Media & Services 2.4%
Alphabet, Inc. , A .................................................... 5,635 1,066,705
Alphabet, Inc. , C .................................................... 4,713 897,544
Meta Platforms, Inc. , A ............................................... 2,273 1,330,864
3,295,113
IT Services 1.4%
Accenture plc , A .................................................... 2,995 1,053,611
Amdocs Ltd. ....................................................... 635 54,064
Cognizant Technology Solutions Corp. , A .................................. 1,897 145,879
a
GoDaddy, Inc. , A .................................................... 277 54,672
International Business Machines Corp. ................................... 3,177 698,400
2,006,626
Life Sciences Tools & Services 0.8%
Danaher Corp. ..................................................... 2,320 532,556
a
Medpace Holdings, Inc. ............................................... 168 55,815
a
Waters Corp. ...................................................... 140 51,937
West Pharmaceutical Services, Inc. ...................................... 1,345 440,568
1,080,876
Machinery 1.5%
Allison Transmission Holdings, Inc. ...................................... 580 62,675
Caterpillar, Inc. ..................................................... 1,905 691,058
Cummins, Inc. ...................................................... 478 166,631
Dover Corp. ....................................................... 1,520 285,152
Illinois Tool Works, Inc. ............................................... 516 130,837
PACCAR, Inc. ...................................................... 2,173 226,035
Parker-Hannifin Corp. ................................................ 721 458,578
Snap-on, Inc. ...................................................... 147 49,903
2,070,869
Media 0.1%
Fox Corp. , A ....................................................... 1,313 63,786
Fox Corp. , B ....................................................... 1,418 64,859

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Shares
a
Value
a
Common Stocks
(continued)
Media (continued)
Omnicom Group, Inc. ................................................ 542 $ 46,634
175,279
Metals & Mining 0.1%
Royal Gold, Inc. .................................................... 385 50,762
Southern Copper Corp. ............................................... 544 49,575
Steel Dynamics, Inc. ................................................. 631 71,978
172,315
Multi-Utilities 0.1%
Public Service Enterprise Group, Inc. .................................... 1,575 133,072
Office REITs 0.1%
Cousins Properties, Inc. .............................................. 1,918 58,768
Highwoods Properties, Inc. ............................................ 1,699 51,955
Kilroy Realty Corp. .................................................. 1,520 61,484
172,207
Oil, Gas & Consumable Fuels 1.1%
APA Corp. ......................................................... 2,007 46,342
Chevron Corp. ..................................................... 3,095 448,280
Civitas Resources, Inc. ............................................... 913 41,879
Devon Energy Corp. ................................................. 1,697 55,543
DT Midstream, Inc. .................................................. 672 66,817
EOG Resources, Inc. ................................................ 2,937 360,017
Exxon Mobil Corp. ................................................... 3,001 322,818
Targa Resources Corp. ............................................... 367 65,509
Texas Pacific Land Corp. .............................................. 71 78,523
Viper Energy, Inc. , A ................................................. 1,144 56,136
1,541,864
Passenger Airlines 0.1%
Delta Air Lines, Inc. .................................................. 2,017 122,028
a
United Airlines Holdings, Inc. ........................................... 636 61,756
183,784
Personal Care Products 0.0%
†
a
BellRing Brands, Inc. ................................................. 693 52,211
a
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co. .............................................. 4,019 227,315
Eli Lilly & Co. ...................................................... 794 612,968
Johnson & Johnson ................................................. 9,590 1,386,906
Organon & Co. ..................................................... 3,531 52,682
2,279,871
Professional Services 0.3%
Automatic Data Processing, Inc. ........................................ 695 203,447
a
CACI International, Inc. , A ............................................. 111 44,851
Genpact Ltd. ....................................................... 1,384 59,443
Leidos Holdings, Inc. ................................................. 580 83,555
SS&C Technologies Holdings, Inc. ....................................... 726 55,016
446,312
Residential REITs 0.1%
AvalonBay Communities, Inc. .......................................... 363 79,849

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Shares
a
Value
a
Common Stocks
(continued)
Residential REITs (continued)
Essex Property Trust, Inc. ............................................. 213 $ 60,799
140,648
Retail REITs 0.3%
Agree Realty Corp. .................................................. 738 51,992
NNN REIT, Inc. ..................................................... 1,148 46,896
Realty Income Corp. ................................................. 2,176 116,220
Simon Property Group, Inc. ............................................ 1,403 241,611
456,719
Semiconductors & Semiconductor Equipment 6.8%
Analog Devices, Inc. ................................................. 3,880 824,345
Applied Materials, Inc. ................................................ 3,510 570,831
Broadcom, Inc. ..................................................... 10,627 2,463,764
NVIDIA Corp. ...................................................... 25,009 3,358,459
QUALCOMM, Inc. ................................................... 4,138 635,679
Skyworks Solutions, Inc. .............................................. 672 59,593
Texas Instruments, Inc. ............................................... 8,543 1,601,898
9,514,569
Software 6.7%
a
DocuSign, Inc. , A ................................................... 678 60,979
a
Fair Isaac Corp. .................................................... 70 139,365
a
Fortinet, Inc. ....................................................... 1,337 126,320
a
Guidewire Software, Inc. .............................................. 273 46,023
Microsoft Corp. ..................................................... 14,940 6,297,210
Oracle Corp. ....................................................... 8,571 1,428,272
a
Palantir Technologies, Inc. , A ........................................... 3,418 258,503
Pegasystems, Inc. ................................................... 575 53,590
Roper Technologies, Inc. .............................................. 2,005 1,042,299
9,452,561
Specialized REITs 0.3%
Gaming and Leisure Properties, Inc. ..................................... 1,044 50,279
Iron Mountain, Inc. .................................................. 984 103,428
Public Storage ..................................................... 602 180,263
VICI Properties, Inc. , A ............................................... 2,793 81,584
415,554
Specialty Retail 2.4%
Best Buy Co., Inc. ................................................... 735 63,063
Dick's Sporting Goods, Inc. ............................................ 277 63,389
Home Depot, Inc. (The) ............................................... 1,861 723,910
Lowe's Cos., Inc. .................................................... 3,778 932,410
Murphy USA, Inc. ................................................... 103 51,680
a
O'Reilly Automotive, Inc. .............................................. 100 118,580
Ross Stores, Inc. ................................................... 4,545 687,522
TJX Cos., Inc. (The) ................................................. 4,476 540,746
Tractor Supply Co. .................................................. 1,470 77,998
Williams-Sonoma, Inc. ............................................... 647 119,812
3,379,110
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. ........................................................ 20,383 5,104,311
Hewlett Packard Enterprise Co. ......................................... 5,039 107,583
HP, Inc. ........................................................... 4,126 134,631

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Shares
a
Value
a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ....................................................... 1,018 $ 118,169
5,464,694
Textiles, Apparel & Luxury Goods 0.3%
Carter's, Inc. ....................................................... 1,049 56,845
NIKE, Inc. , B ....................................................... 2,490 188,418
Ralph Lauren Corp. , A ................................................ 240 55,435
Tapestry, Inc. ...................................................... 853 55,727
356,425
Tobacco 0.7%
Altria Group, Inc. .................................................... 8,643 451,942
Philip Morris International, Inc. ......................................... 4,810 578,884
1,030,826
Trading Companies & Distributors 0.9%
Fastenal Co. ....................................................... 2,521 181,285
United Rentals, Inc. .................................................. 252 177,519
WW Grainger, Inc. ................................................... 858 904,375
1,263,179
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc. ................................................... 1,582 349,195
Total Common Stocks (Cost $ 50,016,132 ) ......................................
90,620,733
a
Investments In Underlying Funds and Exchange Traded Funds
32.0%
Domestic Fixed Income 24.2%
b
Franklin U.S. Core Bond ETF .......................................... 1,084,725 22,876,850
b
Putnam Core Bond Fund , Class R6 ...................................... 1,382,688 11,185,947
34,062,797
Domestic Hybrid 7.8%
b
Franklin Income VIP Fund , Class 1 ...................................... 726,614 10,986,407
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 50,219,263 ) ................................................................
45,049,204
Total Long Term Investments (Cost $ 100,235,395 ) ...............................
135,669,937
a
a a a a
Short Term Investments 3.6%
a
Money Market Funds 3.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 4,998,049 4,998,049
Total Money Market Funds (Cost $ 4,998,049 ) ...................................
4,998,049
Total Short Term Investments (Cost $ 4,998,049 ) .................................
4,998,049
a
Total Investments (Cost $ 105,233,444 ) 100.1% ..................................
$140,667,986
Other Assets, less Liabilities (0.1) % ...........................................
(97,585)
Net Assets 100.0% ...........................................................
$140,570,401

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
At December 31, 2024, the Fund had the following total return swap contracts outstanding. See Note 1(c).
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 2/25/25 4,000,000 $ (229,194)
Total Return Swap Contracts .................................................................... $(229,194)
*
In U.S. dollars unless otherwise indicated.
See Note 6 regarding other derivative information.
See Abbreviations on page 26 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $50,016,132
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 55,217,312
Value - Unaffiliated issuers .................................................................. $90,620,733
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 50,047,253
Cash .................................................................................... 991
Receivables:
Investment securities sold ................................................................... 26,738
Capital shares sold ........................................................................ 43,488
Dividends ............................................................................... 82,798
Deposits with brokers for:
OTC derivative contracts .................................................................. 210,000
Total assets .......................................................................... 141,032,001
Liabilities:
Payables:
Capital shares redeemed ................................................................... 81,640
Management fees ......................................................................... 72,332
Distribution fees .......................................................................... 18,343
Professional fees ......................................................................... 53,930
Trustees' fees and expenses ................................................................. 85
Unrealized depreciation on OTC swap contracts .................................................... 229,194
Accrued expenses and other liabilities ........................................................... 6,076
Total liabilities ......................................................................... 461,600
Net assets, at value ................................................................. $140,570,401
Net assets consist of:
Paid-in capital ............................................................................. $86,895,003
Total distributable earnings (losses) ............................................................. 53,675,398
Net assets, at value ................................................................. $140,570,401
Franklin
VolSmart
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,928
Shares outstanding ........................................................................ 368
Net asset value and maximum offering price per share
a
............................................. $13.40
Class 2:
Net assets, at value ....................................................................... $166,659
Shares outstanding ........................................................................ 12,393
Net asset value and maximum offering price per share
a
............................................. $13.45
Class 5:
Net assets, at value ....................................................................... $140,398,814
Shares outstanding ........................................................................ 10,455,511
Net asset value and maximum offering price per share
a
............................................. $13.43
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $33)
Unaffiliated issuers ........................................................................ $1,467,491
Non-controlled affiliates (Note 3 e ) ............................................................. 2,317,382
Interest:
Unaffiliated issuers ........................................................................ 176
Total investment income ................................................................... 3,785,049
Expenses:
Management fees (Note 3 a ) ................................................................... 1,232,944
Distribution fees: (Note 3c )
Class 2 ................................................................................ 438
Class 5 ................................................................................ 230,907
Reports to shareholders fees .................................................................. 4,452
Professional fees ........................................................................... 87,156
Trustees' fees and expenses .................................................................. 1,895
Other .................................................................................... 5,219
Total expenses ......................................................................... 1,563,011
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (329,886)
Net expenses ......................................................................... 1,233,125
Net investment income ................................................................ 2,551,924
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 20,337,266
Non-controlled affiliates (Note 3 e ) ........................................................... (3,111,784)
Futures contracts ......................................................................... (96,998)
Swap contracts ........................................................................... (416,048)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 e ) ........................................................... 50,017
Net realized gain (loss) .................................................................. 16,762,453
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,920,064)
Non-controlled affiliates (Note 3 e ) ........................................................... 2,219,470
Swap contracts ........................................................................... (228,208)
Net change in unrealized appreciation (depreciation) ............................................ (1,928,802)
Net realized and unrealized gain (loss) ............................................................ 14,833,651
Net increase (decrease) in net assets resulting from operations .......................................... $17,385,575

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin VolSmart Allocation VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,551,924 $3,086,551
Net realized gain (loss) ................................................. 16,762,453 3,708,615
Net change in unrealized appreciation (depreciation) ........................... (1,928,802) 11,025,811
Net increase (decrease) in net assets resulting from operations ................ 17,385,575 17,820,977
Distributions to shareholders:
Class 1 ............................................................. (169) (402)
Class 2 ............................................................. (7,620) (2,944)
Class 5 ............................................................. (5,130,477) (14,013,933)
Total distributions to shareholders .......................................... (5,138,266) (14,017,279)
Capital share transactions: (Note 2 )
Class 2 ............................................................. 39,281 74,884
Class 5 ............................................................. (31,452,078) (14,862,425)
Total capital share transactions ............................................ (31,412,797) (14,787,541)
Net increase (decrease) in net assets ................................... (19,165,488) (10,983,843)
Net assets:
Beginning of year ....................................................... 159,735,889 170,719,732
End of year ........................................................... $140,570,401 $159,735,889

Franklin Templeton Variable Insurance Products Trust
17
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin VolSmart Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin VolSmart Allocation
VIP Fund (Fund) is included in this report. The Fund
invests a large percentage of its assets in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton
(FT Underlying Funds). Shares of the Fund are generally
sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2024, 98.0% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 5. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds' shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds' shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At December 31, 2024, the Fund had
OTC derivatives in a net liability position of $229,194 and the aggregate value of collateral pledged for such contracts was
$210,000.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 6 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). During the year ended
December 31, 2024 and the year ended December 31, 2023, there were no transactions of the Fund's Class 1 shares.
Transactions in the Fund's Class 2 and Class 5 shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 16,683 $212,735 6,182 $74,924
Shares issued in reinvestment of distributions .......... 490 6,384 — —
Shares redeemed ............................... (13,654) (179,838) (3) (40)
Net increase (decrease) .......................... 3,519 $39,281 6,179 $74,884
Class 5 Shares:
Shares sold ................................... 468,170 $6,114,023 707,720 $8,518,306
Shares issued in reinvestment of distributions .......... 394,652 5,130,477 1,184,610 14,013,933
Shares redeemed ............................... (3,246,808) (42,696,578) (3,103,202) (37,394,664)
Net increase (decrease) .......................... (2,383,986) $(31,452,078) (1,210,872) $(14,862,425)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
e. Investments in FT Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the year ended December 31, 2024, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 12,043,626 $ 689,965 $ (1,978,000) $ (143,586) $ 374,402 $ 10,986,407 726,614 $ 689,964
a
Franklin U.S. Core Bond ETF ... 24,391,684 — (936,691) (187,029) (391,114) 22,876,850 1,084,725 955,871
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 2,608,818 47,591,498 (45,202,267) — — 4,998,049 4,998,049 162,879
Putnam Core Bond Fund, Class R6 — 11,666,905 (150,000) (1,823) (329,135) 11,185,947 1,382,688 136,905
Western Asset Core Plus Bond
Fund, Class IS ............ 11,707,211 397,368 (11,890,550) (2,779,346) 2,565,317 — — 421,780
Total Affiliated Securities .... $50,751,339 $60,345,736 $(60,157,508) $(3,111,784) $2,219,470 $50,047,253 $2,367,399
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $3,000,698 $3,075,035
Long term capital gain ...................................................... 2,137,568 10,942,244
$5,138,266 $14,017,279
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$51,951,303 and $89,117,125, respectively.
6. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $105,331,045
Unrealized appreciation ........................................................................ $41,243,038
Unrealized depreciation ........................................................................ (6,135,291)
Net unrealized appreciation (depreciation) .......................................................... $35,107,747
Distributable earnings:
Undistributed ordinary income ................................................................... $2,995,474
Undistributed long term capital gains .............................................................. 15,572,179
Total distributable earnings ..................................................................... $18,567,653
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Unrealized appreciation on OTC
swap contracts
$ — Unrealized depreciation on OTC
swap contracts
$ 229,194
Total .................... $— $229,194
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
For the year ended December 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2024, the average month end notional amount of swap contracts represented $4,000,000.
See Note 1(c) regarding derivative financial instruments.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts $(96,998) Futures contracts $—
Swap contracts (416,048) Swap contracts (228,208)
Total ....................... $(513,046) $(228,208)
6. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 90,620,733 $ — $ — $ 90,620,733
Investments in Underlying Funds and Exchange
Traded Funds ........................... 45,049,204 — — 45,049,204
Short Term Investments ................... 4,998,049 — — 4,998,049
Total Investments in Securities ........... $140,667,986 $— $— $140,667,986
Liabilities:
Other Financial Instruments:
Swap Contracts ......................... $— $229,194 $— $229,194
Total Other Financial Instruments ......... $— $229,194 $— $229,194
a
For detailed categories, see the accompanying Schedule of Investments.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
26
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
27
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin VolSmart
Allocation VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
VolSmart Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
28
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $2,137,568
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,412,559

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
29
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

17071-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Templeton
Developing Markets
VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 22
Tax Information 23
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.30 $7.53 $10.76 $11.73 $10.80
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.21
c
0.20 0.10 0.07
Net realized and unrealized gains (losses) ........... 0.49 0.76 (2.52) (0.70) 1.57
Total from investment operations .................... 0.66 0.97 (2.32) (0.60) 1.64
Less distributions from:
Net investment income .......................... (0.36) (0.19) (0.26) (0.13) (0.45)
Net realized gains ............................. (0.07) (0.01) (0.65) (0.24) (0.26)
Total distributions ............................... (0.43) (0.20) (0.91) (0.37) (0.71)
Net asset value, end of year ....................... $8.53 $8.30 $7.53 $10.76 $11.73
Total return
d
................................... 7.98% 12.77% (21.70)% (5.51)% 17.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.10% 1.06% 1.19% 1.19%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.09% 1.05% 1.19%
e
1.19%
e
Net investment income ........................... 2.02% 2.62%
c
2.39% 0.82% 0.73%
Supplemental data
Net assets, end of year (000’s) ..................... $74,317 $71,691 $66,115 $83,269 $89,165
Portfolio turnover rate ............................ 18.66% 25.99% 27.39% 19.35% 11.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.23 $7.46 $10.67 $11.64 $10.71
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.19
c
0.17 0.07 0.05
Net realized and unrealized gains (losses) ........... 0.48 0.76 (2.50) (0.69) 1.56
Total from investment operations .................... 0.63 0.95 (2.33) (0.62) 1.61
Less distributions from:
Net investment income .......................... (0.34) (0.17) (0.23) (0.11) (0.42)
Net realized gains ............................. (0.07) (0.01) (0.65) (0.24) (0.26)
Total distributions ............................... (0.41) (0.18) (0.88) (0.35) (0.68)
Net asset value, end of year ....................... $8.45 $8.23 $7.46 $10.67 $11.64
Total return
d
................................... 7.67% 12.62% (21.98)% (5.74)% 17.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.36% 1.35% 1.31% 1.44% 1.45%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.34% 1.30% 1.44%
e
1.44%
Net investment income ........................... 1.78% 2.38%
c
2.13% 0.57% 0.49%
Supplemental data
Net assets, end of year (000’s) ..................... $177,743 $179,472 $164,648 $215,977 $241,104
Portfolio turnover rate ............................ 18.66% 25.99% 27.39% 19.35% 11.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.67%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.30 $7.53 $10.73 $11.71 $10.77
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.18
c
0.17 0.05 0.04
Net realized and unrealized gains (losses) ........... 0.48 0.76 (2.51) (0.70) 1.57
Total from investment operations .................... 0.62 0.94 (2.34) (0.65) 1.61
Less distributions from:
Net investment income .......................... (0.33) (0.16) (0.21) (0.09) (0.41)
Net realized gains ............................. (0.07) (0.01) (0.65) (0.24) (0.26)
Total distributions ............................... (0.40) (0.17) (0.86) (0.33) (0.67)
Net asset value, end of year ....................... $8.52 $8.30 $7.53 $10.73 $11.71
Total return
d
................................... 7.51% 12.54% (22.00)% (5.90)% 17.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.46% 1.45% 1.41% 1.54% 1.54%
Expenses net of waiver and payments by affiliates ....... 1.45% 1.44% 1.40% 1.54%
e
1.54%
e
Net investment income ........................... 1.68% 2.26%
c
2.01% 0.46% 0.44%
Supplemental data
Net assets, end of year (000’s) ..................... $4,031 $4,018 $3,444 $4,846 $5,518
Portfolio turnover rate ............................ 18.66% 25.99% 27.39% 19.35% 11.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Templeton Developing Markets VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a Industry Shares a Value
a
Common Stocks 94.3%
Brazil 2.2%
Hypera SA ..................... Pharmaceuticals 250,590 $ 732,913
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 875,989 330,566
TOTVS SA ..................... Software 239,337 1,037,230
Vale SA ........................ Metals & Mining 272,323 2,408,328
XP, Inc. , A ...................... Capital Markets 102,590 1,215,692
5,724,729
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,089,238 406,928
Chile 0.8%
Banco Santander Chile , ADR ....... Banks 113,339 2,137,573
China 23.8%
b
Alibaba Group Holding Ltd. ......... Broadline Retail 893,514 9,456,378
b
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 8,158 691,717
a,b
Baidu, Inc. , A .................... Interactive Media & Services 272,655 2,875,587
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 257,247 457,579
c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 3,440,558 3,285,974
China Merchants Bank Co. Ltd. , H .... Banks 933,950 4,767,237
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 182,484 36,932
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,423,706 838,395
a,d
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 53,817 1,046,202
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 529,539 259,042
Haier Smart Home Co. Ltd. , D ....... Household Durables 836,125 1,534,729
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 649,981 735,162
b
JD.com, Inc. , A .................. Broadline Retail 11,027 191,464
a,b,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 401,820 2,107,772
b
NetEase, Inc. ................... Entertainment 120,793 2,150,095
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 501,906 2,945,865
Prosus NV ..................... Broadline Retail 272,610 10,829,391
b
Tencent Holdings Ltd. ............. Interactive Media & Services 191,124 10,200,828
Uni-President China Holdings Ltd. .... Food Products 2,618,162 2,629,090
Weichai Power Co. Ltd. , H ......... Machinery 1,074,149 1,631,417
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 306,139 502,174
a,c,d
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 775,388 1,737,712
60,910,742
Hong Kong 2.0%
Techtronic Industries Co. Ltd. ....... Machinery 396,390 5,210,923
Hungary 1.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 113,238 2,966,175
India 13.2%
ACC Ltd. ....................... Construction Materials 52,563 1,257,757
Bajaj Holdings & Investment Ltd. ..... Financial Services 13,499 1,871,559
Federal Bank Ltd. ................ Banks 942,636 2,196,359
HDFC Bank Ltd. ................. Banks 360,872 7,462,944
ICICI Bank Ltd. .................. Banks 926,913 13,849,769

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Infosys Ltd. ..................... IT Services 140,700 $ 3,082,109
a,e
Niva Bupa Health Insurance Co. Ltd. .. Insurance 337,900 331,965
a,e
Niva Bupa Health Insurance Co. Ltd. .. Insurance 342,177 336,167
a,d
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 107,106 731,534
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 830,331 2,689,742
33,809,905
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 4,538,830 1,379,734
Italy 0.2%
a,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 31,101 557,380
Mexico 2.0%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 765,658 4,919,438
a,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 1,904,472 225,603
5,145,041
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 44,198 1,296,769
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 428,462 1,059,917
Russia 0.0%
f,g
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
f,g
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 2.5%
Discovery Ltd. ................... Insurance 400,078 4,129,201
Netcare Ltd. .................... Health Care Providers & Services 2,717,289 2,148,345
6,277,546
South Korea 16.8%
a,c
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 46,010 1,292,524
Doosan Bobcat, Inc. .............. Machinery 81,306 2,280,618
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 49,892 1,354,183
Hyundai Motor Co. ............... Automobiles 15,425 2,189,899
a
KT Skylife Co. Ltd. ............... Media 92,351 295,977
a
LG Corp. ....................... Industrial Conglomerates 81,614 3,954,469
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 7,220 527,957
a
NAVER Corp. ................... Interactive Media & Services 43,326 5,780,989
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 256,035 9,137,073
a
Samsung Life Insurance Co. Ltd. ..... Insurance 80,801 5,170,545
a
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 14,590 2,411,565
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 66,114 7,576,025
a
Soulbrain Co. Ltd. ................ Chemicals 8,905 983,955
42,955,779
Taiwan 20.1%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,106,499 6,186,050
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 242,028 732,754
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 181,729 7,812,482

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,105,116 $ 35,916,328
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 57,067 939,037
51,586,651
Thailand 3.2%
Kasikornbank PCL ............... Banks 932,771 4,245,615
Kiatnakin Phatra Bank PCL ......... Banks 549,194 845,657
Minor International PCL ............ Hotels, Restaurants & Leisure 1,780,764 1,352,079
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 642,645
Thai Beverage PCL ............... Beverages 2,499,906 998,382
8,084,378
United Arab Emirates 0.9%
Emirates Central Cooling Systems Corp. Water Utilities 2,981,255 1,477,215
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,913,687 838,822
2,316,037
United States 3.8%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 54,281 4,174,209
Genpact Ltd. .................... Professional Services 131,434 5,645,090
9,819,299
Total Common Stocks (Cost $ 188,048,675 ) .....................................
241,645,506
a
Preferred Stocks 5.1%
Brazil 5.1%
d
Banco Bradesco SA , ADR .......... Banks 1,546,212 2,953,265
d,h
Itau Unibanco Holding SA , ADR , 3.99 % Banks 804,099 3,988,331
h
Petroleo Brasileiro SA , 12.16% ...... Oil, Gas & Consumable Fuels 1,021,528 6,041,809
12,983,405
Total Preferred Stocks (Cost $ 13,248,568 ) ......................................
12,983,405
a a a a a
Escrows and Litigation Trusts 0.0%
a,f
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 201,297,243 ) ...............................
254,628,911

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 21 .
Short Term Investments 1.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.2%
United States 1.2%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 3,050,480 $ 3,050,480
Total Money Market Funds (Cost $ 3,050,480 ) ...................................
3,050,480
a a a a a
Total Short Term Investments (Cost $ 3,050,480 ) .................................
3,050,480
a a a
Total Investments (Cost $ 204,347,723 ) 100.6% ..................................
$257,679,391
Other Assets, less Liabilities (0.6) % ...........................................
(1,587,470)
Net Assets 100.0% ...........................................................
$256,091,921
a a a
a
Non-income producing.
b
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At December 31, 2024, the aggregate value of these securities was
$27,673,841, representing 10.8% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $9,466,007, representing 3.7% of net assets.
d
A portion or all of the security is on loan at December 31, 2024. See Note 1(c).
e
See Note 6 regarding restricted securities.
f
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
g
See Note 7 regarding investments in Russian securities.
h
Variable rate security. The rate shown represents the yield at period end.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $201,297,243
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 3,050,480
Value - Unaffiliated issuers (Includes securities loaned of $ 4,394,345 ) .................................. $254,628,911
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 3,050,480
Foreign currency, at value (cost $ 704,028 ) ........................................................ 704,004
Receivables:
Investment securities sold ................................................................... 79,378
Capital shares sold ........................................................................ 33,608
Dividends ............................................................................... 846,016
Total assets .......................................................................... 259,342,397
Liabilities:
Payables:
Investment securities purchased .............................................................. 38,677
Capital shares redeemed ................................................................... 84,529
Management fees ......................................................................... 233,293
Distribution fees .......................................................................... 40,000
Trustees' fees and expenses ................................................................. 67
Deferred taxes on unrealized appreciation ........................................................ 2,707,037
Accrued expenses and other liabilities ........................................................... 146,873
Total liabilities ......................................................................... 3,250,476
Net assets, at value ................................................................. $256,091,921
Net assets consist of:
Paid-in capital ............................................................................. $205,258,840
Total distributable earnings (losses) ............................................................. 50,833,081
Net assets, at value ................................................................. $256,091,921
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $74,317,446
Shares outstanding ........................................................................ 8,713,550
Net asset value and maximum offering price per share
a
............................................. $8.53
Class 2:
Net assets, at value ....................................................................... $177,743,309
Shares outstanding ........................................................................ 21,042,323
Net asset value and maximum offering price per share
a
............................................. $8.45
Class 4:
Net assets, at value ....................................................................... $4,031,166
Shares outstanding ........................................................................ 473,182
Net asset value and maximum offering price per share
a
............................................. $8.52
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $736,825)
Unaffiliated issuers ........................................................................ $7,892,586
Non-controlled affiliates (Note 3 e ) ............................................................. 327,103
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 778
Non-controlled affiliates (Note 3 e ) ............................................................. 3,612
Total investment income ................................................................... 8,224,079
Expenses:
Management fees (Note 3 a ) ................................................................... 2,760,650
Distribution fees: (Note 3c )
Class 2 ................................................................................ 460,744
Class 4 ................................................................................ 14,425
Custodian fees ............................................................................ 47,101
Professional fees ........................................................................... 76,122
Trustees' fees and expenses .................................................................. 2,965
Other .................................................................................... 37,247
Total expenses ......................................................................... 3,399,254
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (23,779)
Net expenses ......................................................................... 3,375,475
Net investment income ................................................................ 4,848,604
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $480,800)
Unaffiliated issuers ...................................................................... 5,844,824
Foreign currency transactions ................................................................ (85,671)
Net realized gain (loss) .................................................................. 5,759,153
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,041,410
Translation of other assets and liabilities denominated in foreign currencies .............................. (59,397)
Change in deferred taxes on unrealized appreciation ............................................... (946,365)
Net change in unrealized appreciation (depreciation) ............................................ 9,035,648
Net realized and unrealized gain (loss) ............................................................ 14,794,801
Net increase (decrease) in net assets resulting from operations .......................................... $19,643,405

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Templeton Developing Markets VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,848,604 $6,094,991
Net realized gain (loss) ................................................. 5,759,153 4,206,227
Net change in unrealized appreciation (depreciation) ........................... 9,035,648 18,210,768
Net increase (decrease) in net assets resulting from operations ................ 19,643,405 28,511,986
Distributions to shareholders:
Class 1 ............................................................. (3,585,542) (1,660,019)
Class 2 ............................................................. (8,650,895) (3,795,013)
Class 4 ............................................................. (187,573) (74,718)
Total distributions to shareholders .......................................... (12,424,010) (5,529,750)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 614,743 (1,100,574)
Class 2 ............................................................. (6,820,360) (1,118,379)
Class 4 ............................................................. (103,463) 211,469
Total capital share transactions ............................................ (6,309,080) (2,007,484)
Net increase (decrease) in net assets ................................... 910,315 20,974,752
Net assets:
Beginning of year ....................................................... 255,181,606 234,206,854
End of year ........................................................... $256,091,921 $255,181,606

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Developing Markets VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Developing Markets VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2024, the Fund held $4,532,574 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 735,158 $6,318,551 742,710 $5,931,335
Shares issued in reinvestment of distributions .......... 426,342 3,585,542 200,486 1,660,019
Shares redeemed ............................... (1,081,198) (9,289,350) (1,092,224) (8,691,928)
Net increase (decrease) .......................... 80,302 $614,743 (149,028) $(1,100,574)
Class 2 Shares:
Shares sold ................................... 2,744,267 $23,098,877 3,857,778 $30,866,311
Shares issued in reinvestment of distributions .......... 1,037,278 8,650,895 461,680 3,795,013
Shares redeemed ............................... (4,549,123) (38,570,132) (4,574,203) (35,779,703)
Net increase (decrease) .......................... (767,578) $(6,820,360) (254,745) $(1,118,379)
Class 4 Shares:
Shares sold ................................... 21,829 $184,281 78,061 $631,713
Shares issued in reinvestment of distributions .......... 22,277 187,573 9,013 74,718
Shares redeemed ............................... (55,210) (475,317) (60,573) (494,962)
Net increase (decrease) .......................... (11,104) $(103,463) 26,501 $211,469
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
For the year ended December 31, 2024, the gross effective investment management fee rate was 1.050% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $6,253,326 $40,237,856 $(43,440,702) $— $— $3,050,480 3,050,480 $327,103
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$47,796,726 and $59,033,062, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $47,337 $1,570,561 $(1,617,898) $— $— $— — $3,612
Total Affiliated Securities ... $6,300,663 $41,808,417 $(45,058,600) $— $— $3,050,480 $330,715
2024 2023
Distributions paid from:
Ordinary income .......................................................... $12,424,010 $5,343,817
Long term capital gain ...................................................... — 185,933
$12,424,010 $5,529,750
Cost of investments .......................................................................... $210,318,776
Unrealized appreciation ........................................................................ $89,672,054
Unrealized depreciation ........................................................................ (42,311,439)
Net unrealized appreciation (depreciation) .......................................................... $47,360,615
Distributable earnings:
Undistributed ordinary income ................................................................... $3,447,599
Undistributed long term capital gains .............................................................. 3,102,400
Total distributable earnings ..................................................................... $6,549,999
3 . Transactions with Affiliates (continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
6. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such
Shares Issuer
Acquisition
Date Cost Value
Templeton Developing Markets VIP Fund
337,900 Niva Bupa Health Insurance Co. Ltd. ............. 11/06/24 $ 296,544 $ 331,965
342,177 Niva Bupa Health Insurance Co. Ltd.. ............. 11/06/24 - 11/18/24 300,287 336,167
Total Restricted Securities (Value is 0.3% of Net Assets) ............... $596,831 $668,132

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
December 31, 2024.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
7. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 1,215,692 $ 4,509,037 $ — $ 5,724,729
Cambodia ............................ — 406,928 — 406,928
Chile ................................ 2,137,573 — — 2,137,573
China ............................... 14,604,213 46,306,529 — 60,910,742
Hong Kong ........................... — 5,210,923 — 5,210,923
Hungary ............................. — 2,966,175 — 2,966,175
India ................................ 1,067,701 32,742,204 — 33,809,905
Indonesia ............................ — 1,379,734 — 1,379,734
Italy ................................. — 557,380 — 557,380
Mexico .............................. 5,145,041 — — 5,145,041
Peru ................................ 1,296,769 — — 1,296,769
Philippines ............................ — 1,059,917 — 1,059,917
Russia ............................... — — —
a
—
South Africa ........................... 6,277,546 — — 6,277,546
South Korea .......................... 1,292,524 41,663,255 — 42,955,779
Taiwan ............................... — 51,586,651 — 51,586,651
Thailand ............................. 845,657 7,238,721 — 8,084,378
United Arab Emirates .................... 2,316,037 — — 2,316,037
United States .......................... 9,819,299 — — 9,819,299
Preferred Stocks :
Brazil ................................ 6,941,596 6,041,809 — 12,983,405
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 3,050,480 — — 3,050,480
Total Investments in Securities ........... $56,010,128 $201,669,263
b
$— $257,679,391
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $201,669,263, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
PJSC
Public Joint Stock Company
10. Operating Segments
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
22
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Developing
Markets VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Developing Markets VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, private placement agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
23
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2024:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the fund during the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $64,946
Amount Reported
Foreign Taxes Paid $1,382,695
Foreign Source Income Earned $5,181,943

Franklin Templeton Variable Insurance Products Trust
24
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

381-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Templeton
Foreign VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 20
Tax Information 21
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.57 $12.44 $13.90 $13.57 $14.23
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.33 0.30 0.23 0.32
c
Net realized and unrealized gains (losses) ........... (0.42) 2.27 (1.33) 0.39 (0.54)
Total from investment operations .................... (0.10) 2.60 (1.03) 0.62 (0.22)
Less distributions from:
Net investment income .......................... (0.39) (0.47) (0.43) (0.29) (0.44)
Net asset value, end of year ....................... $14.08 $14.57 $12.44 $13.90 $13.57
Total return
d
................................... (0.79)% 21.09% (7.39)% 4.44% (0.92)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.82% 0.79% 0.87% 0.86%
Expenses net of waiver and payments by affiliates ....... 0.80% 0.80% 0.78% 0.86% 0.84%
Net investment income ........................... 2.18% 2.39% 2.41% 1.58% 2.68%
c
Supplemental data
Net assets, end of year (000’s) ..................... $101,005 $107,439 $95,961 $114,563 $113,317
Portfolio turnover rate ............................ 25.29% 15.07% 19.38% 26.13% 40.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.24 $12.17 $13.59 $13.28 $13.93
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.29 0.27 0.19 0.28
c
Net realized and unrealized gains (losses) ........... (0.41) 2.21 (1.31) 0.38 (0.53)
Total from investment operations .................... (0.13) 2.50 (1.04) 0.57 (0.25)
Less distributions from:
Net investment income .......................... (0.35) (0.43) (0.38) (0.26) (0.40)
Net asset value, end of year ....................... $13.76 $14.24 $12.17 $13.59 $13.28
Total return
d
................................... (1.00)% 20.76% (7.61)% 4.16% (1.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.06% 1.07% 1.04% 1.11% 1.11%
Expenses net of waiver and payments by affiliates ....... 1.05% 1.05% 1.03% 1.11%
e
1.09%
Net investment income ........................... 1.96% 2.14% 2.17% 1.35% 2.42%
c
Supplemental data
Net assets, end of year (000’s) ..................... $618,695 $707,601 $691,189 $831,031 $1,084,789
Portfolio turnover rate ............................ 25.29% 15.07% 19.38% 26.13% 40.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.28%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.55 $12.42 $13.87 $13.54 $14.20
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.28 0.26 0.18 0.28
c
Net realized and unrealized gains (losses) ........... (0.41) 2.27 (1.34) 0.39 (0.55)
Total from investment operations .................... (0.14) 2.55 (1.08) 0.57 (0.27)
Less distributions from:
Net investment income .......................... (0.34) (0.42) (0.37) (0.24) (0.39)
Net asset value, end of year ....................... $14.07 $14.55 $12.42 $13.87 $13.54
Total return
d
................................... (1.08)% 20.69% (7.75)% 4.10% (1.34)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.17% 1.14% 1.21% 1.21%
Expenses net of waiver and payments by affiliates ....... 1.15% 1.15% 1.12% 1.21%
e
1.19%
Net investment income ........................... 1.84% 2.03% 2.06% 1.22% 2.33%
c
Supplemental data
Net assets, end of year (000’s) ..................... $70,777 $77,354 $76,110 $91,428 $106,224
Portfolio turnover rate ............................ 25.29% 15.07% 19.38% 26.13% 40.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Templeton Foreign VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.6%
Aerospace & Defense 1.8%
Dassault Aviation SA ................................. France 68,387 $ 13,973,915
Automobile Components 3.1%
Continental AG ..................................... Germany 250,136 16,855,033
Forvia SE ......................................... France 817,984 7,357,858
24,212,891
Automobiles 1.9%
Honda Motor Co. Ltd. ................................ Japan 1,538,100 14,643,956
Banks 16.6%
HDFC Bank Ltd. .................................... India 869,949 17,990,813
ING Groep NV ..................................... Netherlands 1,347,198 21,112,734
KB Financial Group, Inc. , ADR ......................... South Korea 135,986 7,737,603
Lloyds Banking Group plc ............................. United Kingdom 29,411,083 20,085,674
Shinhan Financial Group Co. Ltd. ....................... South Korea 392,131 12,715,565
Standard Chartered plc ............................... United Kingdom 2,030,087 24,992,820
Sumitomo Mitsui Financial Group, Inc. .................... Japan 1,124,000 26,976,275
131,611,484
Broadline Retail 6.2%
a
Alibaba Group Holding Ltd. ............................ China 2,297,500 24,315,263
Prosus NV ........................................ China 616,743 24,500,021
48,815,284
Chemicals 2.4%
b
Albemarle Corp. .................................... United States 101,297 8,719,646
c
LG Chem Ltd. ...................................... South Korea 60,012 10,053,918
18,773,564
Commercial Services & Supplies 3.0%
Securitas AB , B ..................................... Sweden 1,921,962 23,763,047
Construction Materials 2.6%
CRH plc .......................................... United States 225,516 20,876,064
Consumer Staples Distribution & Retail 2.1%
Carrefour SA ....................................... France 1,156,376 16,458,492
Containers & Packaging 3.3%
Smurfit WestRock plc ................................ United States 484,636 26,142,127
Energy Equipment & Services 1.2%
SBM Offshore NV ................................... Netherlands 559,401 9,851,067
Household Durables 4.1%
Barratt Redrow plc .................................. United Kingdom 2,891,803 15,852,534
Persimmon plc ..................................... United Kingdom 1,113,334 16,630,348
32,482,882
Independent Power and Renewable Electricity Producers 2.6%
c,d
Orsted A/S , 144A , Reg S .............................. Denmark 459,926 20,767,389
Insurance 6.4%
AIA Group Ltd. ..................................... Hong Kong 1,779,800 12,784,059
Prudential plc ...................................... Hong Kong 2,020,195 16,032,325
Swiss Re AG ....................................... United States 148,744 21,543,272
50,359,656
Machinery 3.5%
b
CNH Industrial NV ................................... United States 2,411,013 27,316,777

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 1.2%
TBS Holdings, Inc. .................................. Japan 371,900 $ 9,451,864
Metals & Mining 1.6%
Antofagasta plc ..................................... Chile 626,825 12,417,090
Oil, Gas & Consumable Fuels 9.3%
BP plc ............................................ United States 8,014,807 39,616,945
Galp Energia SGPS SA , B ............................ Portugal 416,554 6,904,249
Shell plc .......................................... United States 878,452 27,382,229
73,903,423
Pharmaceuticals 3.2%
AstraZeneca plc .................................... United Kingdom 191,901 25,019,993
Professional Services 1.4%
Adecco Group AG ................................... Switzerland 450,622 11,131,598
Semiconductors & Semiconductor Equipment 9.6%
Infineon Technologies AG ............................. Germany 689,424 22,504,007
NXP Semiconductors NV ............................. China 50,618 10,520,951
STMicroelectronics NV ............................... Singapore 158,833 3,978,268
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,188,000 38,610,062
75,613,288
Specialty Retail 1.5%
JD Sports Fashion plc ................................ United Kingdom 10,167,993 12,153,254
Technology Hardware, Storage & Peripherals 3.7%
Samsung Electronics Co. Ltd. .......................... South Korea 825,657 29,465,066
Textiles, Apparel & Luxury Goods 1.3%
Kering SA ......................................... France 43,067 10,637,353
Total Common Stocks (Cost $ 650,050,193 ) ...................................
739,841,524
Convertible Preferred Stocks 0.5%
Chemicals 0.5%
Albemarle Corp. , 7.25% .............................. United States 100,000 4,069,000
Total Convertible Preferred Stocks (Cost $ 5,000,000 ) ..........................
4,069,000
Total Long Term Investments (Cost $ 655,050,193 ) .............................
743,910,524
a
Short Term Investments 5.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 45,660,015 45,660,015
Total Money Market Funds (Cost $ 45,660,015 ) ................................
45,660,015
Total Short Term Investments (Cost $ 45,660,015 ) ..............................
45,660,015
a
Total Investments (Cost $ 700,710,208 ) 99.9% .................................
$789,570,539
Other Assets, less Liabilities 0.1% ...........................................
906,409
Net Assets 100.0% .........................................................
$790,476,948
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
See Abbreviations on page 19 .
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2024, the value of this security was $24,315,263, represent-
ing 3.1% of net assets.
b
A portion or all of the security is on loan at December 31, 2024. See Note 1(c).
c
Non-income producing.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the value of this security was $20,767,389, representing 2.6% of net assets.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $655,050,193
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 45,660,015
Value - Unaffiliated issuers (Includes securities loaned of $ 11,063,369 ) ................................. $743,910,524
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 45,660,015
Foreign currency, at value (cost $ 651 ) ........................................................... 649
Receivables:
Capital shares sold ........................................................................ 715,687
Dividends ............................................................................... 2,433,992
European Union tax reclaims (Note 1 d ) ......................................................... 118,309
Total assets .......................................................................... 792,839,176
Liabilities:
Payables:
Capital shares redeemed ................................................................... 389,926
Management fees ......................................................................... 531,364
Distribution fees .......................................................................... 155,003
Trustees' fees and expenses ................................................................. 423
Deferred taxes on unrealized appreciation ........................................................ 1,126,249
Accrued expenses and other liabilities ........................................................... 159,263
Total liabilities ......................................................................... 2,362,228
Net assets, at value ................................................................. $790,476,948
Net assets consist of:
Paid-in capital ............................................................................. $638,160,284
Total distributable earnings (losses) ............................................................. 152,316,664
Net assets, at value ................................................................. $790,476,948
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $101,005,282
Shares outstanding ........................................................................ 7,173,660
Net asset value and maximum offering price per share
a
............................................. $14.08
Class 2:
Net assets, at value ....................................................................... $618,694,955
Shares outstanding ........................................................................ 44,961,382
Net asset value and maximum offering price per share
a
............................................. $13.76
Class 4:
Net assets, at value ....................................................................... $70,776,711
Shares outstanding ........................................................................ 5,031,785
Net asset value and maximum offering price per share
a
............................................. $14.07
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,652,502)
Unaffiliated issuers ........................................................................ $24,201,475
Non-controlled affiliates (Note 3 e ) ............................................................. 1,793,462
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (62,360)
Non-controlled affiliates (Note 3 e ) ............................................................. 130,447
Other income (Note 1 d ) ...................................................................... 2,781
Total investment income ................................................................... 26,065,805
Expenses:
Management fees (Note 3 a ) ................................................................... 6,911,452
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,714,460
Class 4 ................................................................................ 266,621
Custodian fees ............................................................................ 48,515
Professional fees ........................................................................... 79,190
Trustees' fees and expenses .................................................................. 9,637
Other .................................................................................... 16,597
Total expenses ......................................................................... 9,046,472
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (138,333)
Net expenses ......................................................................... 8,908,139
Net investment income ................................................................ 17,157,666
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $121,010)
Unaffiliated issuers ...................................................................... 70,865,236
Foreign currency transactions ................................................................ (61,067)
Net realized gain (loss) .................................................................. 70,804,169
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (91,889,328)
Translation of other assets and liabilities denominated in foreign currencies .............................. (160,336)
Change in deferred taxes on unrealized appreciation ............................................... (185,245)
Net change in unrealized appreciation (depreciation) ............................................ (92,234,909)
Net realized and unrealized gain (loss) ............................................................ (21,430,740)
Net increase (decrease) in net assets resulting from operations .......................................... $(4,273,074)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Templeton Foreign VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $17,157,666 $19,026,275
Net realized gain (loss) ................................................. 70,804,169 8,717,255
Net change in unrealized appreciation (depreciation) ........................... (92,234,909) 138,542,572
Net increase (decrease) in net assets resulting from operations ................ (4,273,074) 166,286,102
Distributions to shareholders:
Class 1 ............................................................. (2,781,283) (3,468,679)
Class 2 ............................................................. (16,604,851) (22,442,150)
Class 4 ............................................................. (1,689,907) (2,308,315)
Total distributions to shareholders .......................................... (21,076,041) (28,219,144)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (3,059,705) (4,560,451)
Class 2 ............................................................. (69,100,165) (93,395,724)
Class 4 ............................................................. (4,408,513) (10,977,138)
Total capital share transactions ............................................ (76,568,383) (108,933,313)
Net increase (decrease) in net assets ................................... (101,917,498) 29,133,645
Net assets:
Beginning of year ....................................................... 892,394,446 863,260,801
End of year ........................................................... $790,476,948 $892,394,446

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Foreign VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Foreign VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2024, the Fund held $11,297,882 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 176,189 $2,589,900 201,994 $2,748,392
Shares issued in reinvestment of distributions .......... 189,849 2,781,283 251,172 3,468,679
Shares redeemed ............................... (568,158) (8,430,888) (794,039) (10,777,522)
Net increase (decrease) .......................... (202,120) $(3,059,705) (340,873) $(4,560,451)
Class 2 Shares:
Shares sold ................................... 2,823,604 $40,396,059 2,942,044 $39,344,521
Shares issued in reinvestment of distributions .......... 1,157,940 16,604,851 1,659,922 22,442,150
Shares redeemed ............................... (8,698,868) (126,101,075) (11,725,832) (155,182,395)
Net increase (decrease) .......................... (4,717,324) $(69,100,165) (7,123,866) $(93,395,724)
Class 4 Shares:
Shares sold ................................... 607,831 $8,825,001 394,031 $5,343,483
Shares issued in reinvestment of distributions .......... 115,195 1,689,907 167,027 2,308,315
Shares redeemed ............................... (1,007,285) (14,923,421) (1,372,431) (18,628,936)
Net increase (decrease) .......................... (284,259) $(4,408,513) (811,373) $(10,977,138)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.795% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.675% In excess of $1.2 billion
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.183% $68,636,979 $163,269,368 $(186,246,332) $— $— $45,660,015 45,660,015 $1,793,462
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2024, the Fund utilized $11,954,387 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$208,960,954 and $264,022,372, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.183% $— $93,691,528 $(93,691,528) $— $— $— — $130,447
Total Affiliated Securities ... $68,636,979 $256,960,896 $(279,937,860) $— $— $45,660,015 $1,923,909
2024 2023
Distributions paid from:
Ordinary income .......................................................... $21,076,041 $28,219,144
Cost of investments .......................................................................... $710,024,742
Unrealized appreciation ........................................................................ $190,371,657
Unrealized depreciation ........................................................................ (110,825,860)
Net unrealized appreciation (depreciation) .......................................................... $79,545,797
Distributable earnings:
Undistributed ordinary income ................................................................... $21,710,555
Undistributed long term capital gains .............................................................. 52,326,773
Total distributable earnings ..................................................................... $74,037,328
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 13,973,915 $ — $ 13,973,915
Automobile Components ................. — 24,212,891 — 24,212,891
Automobiles .......................... — 14,643,956 — 14,643,956
Banks ............................... 7,737,603 123,873,881 — 131,611,484
Broadline Retail ....................... 24,500,021 24,315,263 — 48,815,284
Chemicals ........................... 8,719,646 10,053,918 — 18,773,564
Commercial Services & Supplies ........... — 23,763,047 — 23,763,047
Construction Materials .................. — 20,876,064 — 20,876,064
Consumer Staples Distribution & Retail ...... — 16,458,492 — 16,458,492
Containers & Packaging ................. — 26,142,127 — 26,142,127
Energy Equipment & Services ............. — 9,851,067 — 9,851,067
Household Durables .................... — 32,482,882 — 32,482,882
Independent Power and Renewable Electricity
Producers .......................... — 20,767,389 — 20,767,389
Insurance ............................ — 50,359,656 — 50,359,656
Machinery ............................ 27,316,777 — — 27,316,777
Media ............................... — 9,451,864 — 9,451,864
Metals & Mining ....................... — 12,417,090 — 12,417,090
Oil, Gas & Consumable Fuels ............. — 73,903,423 — 73,903,423
Pharmaceuticals ....................... — 25,019,993 — 25,019,993
Professional Services ................... — 11,131,598 — 11,131,598
Semiconductors & Semiconductor Equipment . 10,520,951 65,092,337 — 75,613,288
Specialty Retail ........................ — 12,153,254 — 12,153,254
Technology Hardware, Storage & Peripherals . — 29,465,066 — 29,465,066
Textiles, Apparel & Luxury Goods .......... — 10,637,353 — 10,637,353
Convertible Preferred Stocks ................ 4,069,000 — — 4,069,000
Short Term Investments ................... 45,660,015 — — 45,660,015
Total Investments in Securities ........... $128,524,013 $661,046,526
a
$— $789,570,539
a
Includes foreign securities valued at $661,046,526, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
9. Operating Segments
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
20
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Foreign VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Foreign VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
21
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2024:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $307,808
Amount Reported
Foreign Taxes Paid $1,562,606
Foreign Source Income Earned $18,550,744

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

523-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Templeton
Global Bond VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 28
Tax Information 29
Changes In and Disagreements with Accountants 30
Results of Meeting(s) of Shareholders 30
Remuneration Paid to Directors, Officers and Others 30
Board Approval of Management and Subadvisory Agreements 30

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.57 $13.15 $13.82 $14.49 $16.63
Income from investment operations
a
:
Net investment income
b
......................... 0.67 0.51 0.47 0.48 0.52
Net realized and unrealized gains (losses) ........... (2.18) (0.09) (1.14) (1.15) (1.31)
Total from investment operations .................... (1.51) 0.42 (0.67) (0.67) (0.79)
Less distributions from:
Net investment income and net foreign currency gains .. — — — — (1.35)
Tax return of capital ............................ — — — — (—)
c
Total distributions ............................... — — — — (1.35)
Net asset value, end of year ....................... $12.06 $13.57 $13.15 $13.82 $14.49
Total return
d
................................... (11.13)% 3.19% (4.85)% (4.62)% (4.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.50% 0.50% 0.50% 0.51% 0.51%
Expenses net of waiver and payments by affiliates ....... 0.48% 0.48% 0.48% 0.50% 0.46%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.48% 0.44% 0.48%
e
0.50%
e
0.45%
Net investment income ........................... 5.22% 3.94% 3.56% 3.42% 3.43%
Supplemental data
Net assets, end of year (000’s) ..................... $154,393 $162,098 $153,423 $204,318 $224,704
Portfolio turnover rate ............................ 37.96% 106.76% 14.78% 27.65% 52.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.84 $12.47 $13.13 $13.82 $15.91
Income from investment operations
a
:
Net investment income
b
......................... 0.60 0.45 0.41 0.43 0.46
Net realized and unrealized gains (losses) ........... (2.06) (0.08) (1.07) (1.12) (1.24)
Total from investment operations .................... (1.46) 0.37 (0.66) (0.69) (0.78)
Less distributions from:
Net investment income and net foreign currency gains .. — — — — (1.31)
Tax return of capital ............................ — — — — (—)
c
Total distributions ............................... — — — — (1.31)
Net asset value, end of year ....................... $11.38 $12.84 $12.47 $13.13 $13.82
Total return
d
................................... (11.37)% 2.88% (4.95)% (4.99)% (4.92)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.75% 0.75% 0.75% 0.76% 0.75%
Expenses net of waiver and payments by affiliates ....... 0.73% 0.73% 0.73% 0.75% 0.71%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.73% 0.69% 0.73%
e
0.75%
e
0.70%
Net investment income ........................... 4.96% 3.66% 3.31% 3.17% 3.16%
Supplemental data
Net assets, end of year (000’s) ..................... $1,167,095 $1,404,468 $1,527,997 $1,859,619 $2,022,487
Portfolio turnover rate ............................ 37.96% 106.76% 14.78% 27.65% 52.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.13 $12.77 $13.46 $14.17 $16.27
Income from investment operations
a
:
Net investment income
b
......................... 0.61 0.45 0.41 0.42 0.46
Net realized and unrealized gains (losses) ........... (2.11) (0.09) (1.10) (1.13) (1.27)
Total from investment operations .................... (1.50) 0.36 (0.69) (0.71) (0.81)
Less distributions from:
Net investment income and net foreign currency gains .. — — — — (1.29)
Tax return of capital ............................ — — — — (—)
c
Total distributions ............................... — — — — (1.29)
Net asset value, end of year ....................... $11.63 $13.13 $12.77 $13.46 $14.17
Total return
d
................................... (11.42)% 2.82% (5.13)% (5.01)% (5.00)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.85% 0.85% 0.85% 0.86% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.83% 0.83% 0.83% 0.85% 0.81%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.83% 0.79% 0.83%
e
0.85%
e
0.80%
Net investment income ........................... 4.86% 3.56% 3.21% 3.07% 3.06%
Supplemental data
Net assets, end of year (000’s) ..................... $43,727 $51,317 $55,577 $71,454 $76,771
Portfolio turnover rate ............................ 37.96% 106.76% 14.78% 27.65% 52.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Templeton Global Bond VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 69.4%
Australia 9.8%
New South Wales Treasury Corp. ,
Senior Bond , 2%, 3/08/33 ........ 32,896,000 AUD $ 16,480,380
a
Senior Bond , Reg S, 1.75%, 3/20/34 43,382,000 AUD 20,452,627
Queensland Treasury Corp. ,
Senior Bond , 2%, 8/22/33 ........ 49,530,000 AUD 24,393,145
a
Senior Bond , 144A, Reg S, 1.75%,
7/20/34 ...................... 52,103,000 AUD 24,203,311
Treasury Corp. of Victoria ,
Senior Bond , 2.25%, 11/20/34 ..... 64,774,000 AUD 31,098,861
Senior Bond , 2%, 11/20/37 ........ 41,521,000 AUD 17,492,569
134,120,893
Brazil 9.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 233,800,000 BRL 34,426,052
10%, 1/01/31 .................. 435,778,000 BRL 56,419,476
10%, 1/01/33 .................. 130,494,000 BRL 16,321,061
F , 10%, 1/01/29 ................ 182,536,000 BRL 24,958,117
132,124,706
Colombia 6.2%
Colombia Government Bond , Senior
Bond , 9.85%, 6/28/27 ............ 576,000,000 COP 128,472
Colombia Titulos de Tesoreria ,
B , 7.5%, 8/26/26 ............... 62,065,600,000 COP 13,721,808
B , 6%, 4/28/28 ................. 28,988,600,000 COP 5,791,774
B , 7.75%, 9/18/30 .............. 37,868,000,000 COP 7,476,113
B , 7%, 3/26/31 ................. 17,210,500,000 COP 3,208,118
B , 7%, 6/30/32 ................. 24,227,000,000 COP 4,300,060
B , 13.25%, 2/09/33 ............. 95,554,000,000 COP 23,462,323
B , 7.25%, 10/18/34 ............. 53,738,000,000 COP 9,090,321
B , 6.25%, 7/09/36 .............. 10,374,000,000 COP 1,524,463
B , 9.25%, 5/28/42 .............. 91,424,000,000 COP 16,066,996
84,770,448
Egypt 2.2%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5%, 1/31/47 .. 16,780,000 13,058,657
Senior Bond , 144A, 8.7%, 3/01/49 .. 5,020,000 3,957,392
Senior Bond , 144A, 8.875%, 5/29/50 11,120,000 8,903,742
Senior Bond , 144A, 8.75%, 9/30/51 . 4,820,000 3,812,771
29,732,562
Ghana 0.6%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 24,970,480 GHS 1,246,583
PIK, 8.5%, 2/15/28 .............. 25,025,778 GHS 1,089,496
PIK, 8.65%, 2/13/29 ............. 24,694,008 GHS 956,529
PIK, 8.8%, 2/12/30 .............. 24,748,615 GHS 865,349
PIK, 8.95%, 2/11/31 ............. 22,652,275 GHS 730,623
PIK, 9.1%, 2/10/32 .............. 21,334,293 GHS 647,399
PIK, 9.25%, 2/08/33 ............. 20,384,383 GHS 578,892
PIK, 9.4%, 2/07/34 .............. 14,858,359 GHS 407,454
PIK, 9.55%, 2/06/35 ............. 14,202,522 GHS 380,115
PIK, 9.7%, 2/05/36 .............. 14,490,743 GHS 381,776

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 9.85%, 2/03/37 ............. 10,898,020 GHS $ 284,577
PIK, 10%, 2/02/38 .............. 14,569,353 GHS 379,041
7,947,834
Hungary 1.1%
a
Hungary Government Bond ,
Senior Bond , Reg S, 5.375%, 9/12/33 8,260,000 EUR 9,261,364
Senior Bond , Reg S, 1.75%, 6/05/35 4,440,000 EUR 3,646,800
Senior Bond , Reg S, 1.5%, 11/17/50 2,910,000 EUR 1,753,458
14,661,622
India 5.9%
India Government Bond ,
Senior Bond , 5.77%, 8/03/30 ...... 526,000,000 INR 5,871,080
Senior Bond , 7.26%, 8/22/32 ...... 1,877,900,000 INR 22,572,858
Senior Bond , 7.18%, 8/14/33 ...... 1,998,500,000 INR 23,883,585
Senior Note , 7.1%, 4/18/29 ....... 2,390,000,000 INR 28,292,916
80,620,439
Israel 1.6%
a
Israel Government Bond ,
Senior Bond , Reg S, 1.5%, 1/16/29 . 21,722,000 EUR 20,869,583
Senior Bond , Reg S, 0.625%, 1/18/32 1,503,000 EUR 1,249,721
22,119,304
Malaysia 9.2%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 56,950,000 MYR 12,751,947
3.955%, 9/15/25 ................ 8,790,000 MYR 1,974,826
3.9%, 11/30/26 ................. 68,750,000 MYR 15,512,790
3.892%, 3/15/27 ................ 5,820,000 MYR 1,313,462
3.502%, 5/31/27 ................ 56,390,000 MYR 12,615,559
3.899%, 11/16/27 ............... 209,830,000 MYR 47,430,477
3.733%, 6/15/28 ................ 15,880,000 MYR 3,567,639
3.885%, 8/15/29 ................ 41,250,000 MYR 9,326,964
4.498%, 4/15/30 ................ 29,740,000 MYR 6,908,494
3.582%, 7/15/32 ................ 63,340,000 MYR 13,952,556
125,354,714
Mexico 3.8%
Mexican Bonos ,
M , 10%, 11/20/36 ............... 39,180,000 MXN 1,827,952
M , Senior Bond , 7.75%, 11/23/34 ... 121,750,000 MXN 4,888,338
Mexican Bonos Desarr Fixed Rate ,
M , 7.5%, 5/26/33 ............... 719,380,000 MXN 29,183,692
M , Senior Bond , 8.5%, 5/31/29 ..... 114,900,000 MXN 5,222,044
M , Senior Bond , 8.5%, 11/18/38 .... 71,820,000 MXN 2,938,738
M , Senior Bond , 7.75%, 11/13/42 ... 234,940,000 MXN 8,653,189
52,713,953
Norway 4.8%
a
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK 7,805,640

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway (continued)
a
Norway Government Bond, (continued)
Senior Bond , 144A, Reg S, 1.5%,
2/19/26 ...................... 587,368,000 NOK $ 50,174,521
Senior Bond , 144A, Reg S, 1.75%,
2/17/27 ...................... 85,989,000 NOK 7,233,534
65,213,695
Panama 4.9%
Panama Government Bond ,
Senior Bond , 3.16%, 1/23/30 ...... 3,280,000 2,747,691
Senior Bond , 2.252%, 9/29/32 ..... 7,860,000 5,513,308
Senior Bond , 3.298%, 1/19/33 ..... 800,000 603,912
Senior Bond , 6.4%, 2/14/35 ....... 29,180,000 26,563,930
Senior Bond , 6.7%, 1/26/36 ....... 880,000 818,595
Senior Bond , 6.875%, 1/31/36 ..... 5,230,000 4,921,719
Senior Bond , 8%, 3/01/38 ........ 25,610,000 25,735,562
66,904,717
Serbia 0.4%
Serbia Treasury Bonds , 4.5%, 8/20/32 . 624,310,000 RSD 5,396,569
South Africa 4.7%
South Africa Government Bond ,
Senior Bond , 8.875%, 2/28/35 ..... 241,490,000 ZAR 11,658,523
Senior Bond , 8.5%, 1/31/37 ....... 674,400,000 ZAR 30,355,093
Senior Bond , 9%, 1/31/40 ........ 480,610,000 ZAR 21,694,021
63,707,637
South Korea 2.1%
Korea Treasury Bonds ,
3.25%, 3/10/28 ................ 3,309,000,000 KRW 2,290,132
3.5%, 9/10/28 ................. 37,862,910,000 KRW 26,458,289
28,748,421
Uruguay 2.4%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875%, 7/02/40 1,394,911,860 UYU 33,456,800
Total Foreign Government and Agency Securities (Cost $ 1,059,867,177 ) ...........
947,594,314
U.S. Government and Agency Securities 17.7%
United States 17.7%
U.S. Treasury Bonds,
3.375%, 8/15/42 ................ 27,930,000 23,064,697
3.125%, 2/15/43 ................ 16,230,000 12,825,654
3.625%, 8/15/43 ................ 56,190,000 47,615,085
3.75%, 11/15/43 ................ 14,300,000 12,317,600
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 117,400,000 109,248,516
4.25%, 11/15/34 ................ 36,941,100 35,981,175
241,052,727
Total U.S. Government and Agency Securities (Cost $ 259,997,413 ) ................
241,052,727
Total Long Term Investments (Cost $ 1,319,864,590 ) .............................
1,188,647,041

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 159.35 JPY , Expires 2/05/25 .. 1 129,100,000 $ 862,816
862,816
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 128.00 JPY , Expires
9/11/25 ...................... 1 129,100,000 311,879
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 144.30 JPY , Expires 6/11/25 .. 1 258,200,000 2,074,813
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.33 JPY , Expires 1/24/25 .. 1 387,300,000 160,694
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 148.30 JPY , Expires 2/24/25 .. 1 129,100,000 400,260
2,947,646
Total Options Purchased (Cost $ 12,025,536 ) ....................................
3,810,462
Short Term Investments 10.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 10.8%
United States 10.8%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 147,171,635 147,171,635
Total Money Market Funds (Cost $ 147,171,635 ) .................................
147,171,635
a a a a a
Total Short Term Investments (Cost $ 147,171,635 ) ...............................
147,171,635
a a a
Total Investments (Cost $ 1,479,061,761 ) 98.2% ..................................
$1,339,629,138
Options Written (0.7) % .......................................................
(9,374,312)
Other Assets, less Liabilities 2.5% .............................................
34,960,570
Net Assets 100.0% ...........................................................
$1,365,215,396
a a a
a
Number of
Contracts
Notional
Amount
#
f
Options Written (0.7)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.00 JPY , Expires 1/27/25 .. 1 64,550,000 (4,523,650)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
f
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 151.60 JPY , Expires 2/05/25 .. 1 96,825,000 $ (3,565,853)
(8,089,503)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 135.30 JPY , Expires 6/11/25 .. 1 387,300,000 (944,268)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 142.05 JPY , Expires 1/24/25 .. 1 258,200,000 (29,981)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 145.20 JPY , Expires 2/24/25 .. 1 129,100,000 (203,319)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 148.57 JPY , Expires 1/24/25 .. 1 129,100,000 (107,241)
(1,284,809)
Total Options Written (Premiums received $ 9,521,255 ) ...........................
$ (9,374,312)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $176,383,121, representing 12.9% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e) .
d
See Note 3 ( e ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
At December 31, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 1,431,342,200 16,973,108 1/15/25 $ — $ (278,050)
South Korean Won .. JPHQ Buy 5,342,000,000 3,980,626 1/15/25 — (362,783)
New Zealand Dollar . CITI Buy 12,470,000 7,247,315 1/16/25 — (269,829)
New Zealand Dollar . JPHQ Buy 47,380,000 27,492,956 1/16/25 — (981,868)
Japanese Yen ...... BNDP Buy 14,877,674,660 96,289,708 1/17/25 — (1,574,265)
Japanese Yen ...... DBAB Buy 8,702,552,240 56,306,145 1/17/25 — (903,261)
Japanese Yen ...... DBAB Sell 5,982,060,000 40,133,805 1/17/25 2,050,336 —
New Zealand Dollar . BOFA Buy 10,600,000 6,111,430 1/17/25 — (180,246)
Indian Rupee ...... HSBK Buy 241,380,400 2,839,502 1/23/25 — (26,399)
Serbian Dinar ...... DBAB Buy 337,808,787 3,134,156 1/23/25 — (142,481)
Japanese Yen ...... MSCO Buy 4,777,566,000 31,872,322 1/28/25 — (1,415,626)
Japanese Yen ...... MSCO Sell 499,174,000 3,252,923 1/28/25 70,718 —
Japanese Yen ...... MSCO Buy 7,594,242,000 53,844,597 1/29/25 — (5,425,776)
Japanese Yen ...... MSCO Sell 5,633,960,000 38,008,137 1/29/25 2,087,541 —
Indian Rupee ...... HSBK Buy 242,055,750 2,866,872 1/31/25 — (48,243)
Serbian Dinar ...... DBAB Buy 793,386,000 7,330,562 1/31/25 — (304,397)
Serbian Dinar ...... DBAB Buy 1,188,227,000 10,760,489 2/10/25 — (237,469)
Japanese Yen ...... JPHQ Buy 2,202,609,690 14,461,075 2/14/25 — (392,449)
Japanese Yen ...... MSCO Buy 2,196,400,000 14,468,943 2/14/25 — (439,980)
Serbian Dinar ...... DBAB Buy 1,486,651,427 13,346,963 2/18/25 — (180,786)
South Korean Won .. MSCO Buy 102,473,100,000 71,543,939 2/18/25 — (2,066,973)
Chinese Yuan ...... CITI Sell 138,358,144 19,169,484 2/21/25 297,043 —
Chinese Yuan ...... DBAB Sell 138,253,191 19,169,484 2/21/25 311,359 —
Chinese Yuan ...... JPHQ Sell 109,990,533 15,239,739 2/24/25 235,422 —
Mexican Peso ...... BNDP Buy 393,038,660 18,880,839 2/24/25 — (195,105)
Mexican Peso ...... HSBK Buy 823,179,263 39,743,525 2/24/25 — (608,166)
Mexican Peso ...... BNDP Buy 142,834,437 6,910,081 3/10/25 — (134,322)
Mexican Peso ...... HSBK Buy 145,436,000 7,178,164 3/10/25 — (278,991)
Serbian Dinar ...... DBAB Buy 578,763,000 5,492,673 3/10/25 — (367,307)
Chinese Yuan ...... HSBK Sell 232,298,171 32,198,879 3/19/25 484,277 —
Indian Rupee ...... CITI Buy 590,870,000 6,919,258 3/19/25 — (68,180)
Indian Rupee ...... HSBK Buy 875,000,000 10,245,662 3/19/25 — (100,125)
Indian Rupee ...... JPHQ Buy 266,347,200 3,119,550 3/19/25 — (31,281)
Australian Dollar .... HSBK Buy 71,050,000 48,559,236 3/25/25 — (4,577,297)
Chinese Yuan ...... DBAB Sell 250,714,186 34,882,119 5/20/25 538,842 —
Chinese Yuan ...... CITI Sell 137,671,876 19,169,483 5/22/25 308,734 —
Chinese Yuan ...... HSBK Sell 478,930,000 66,088,207 6/27/25 337,497 —
Chinese Yuan ...... MSCO Sell 517,170,000 71,371,398 6/27/25 370,846 —
Euro ............. JPHQ Sell 62,070,000 65,153,638 6/27/25 280,681 —
Total Forward Exchange Contracts ................................................... $7,373,296 $(21,591,655)
Net unrealized appreciation (depreciation) ............................................ $(14,218,359)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
At December 31, 2024 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( c ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 92,910,000 $ (6,263,575) $ — $ (6,263,575)
Total Interest Rate Swap Contracts .................................... $(6,263,575) $ — $(6,263,575)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See A bbreviations on page 27 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,331,890,126
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 147,171,635
Value - Unaffiliated issuers .................................................................. $1,192,457,503
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 147,171,635
Foreign currency, at value (cost $ 46 ) ............................................................ 46
Receivables:
Capital shares sold ........................................................................ 881,657
Interest ................................................................................. 27,904,249
Deposits with brokers for:
OTC derivative contracts .................................................................. 19,202,084
Centrally cleared swap contracts ............................................................ 3,262,717
Unrealized appreciation on OTC forward exchange contracts .......................................... 7,373,296
Total assets .......................................................................... 1,398,253,187
Liabilities:
Payables:
Capital shares redeemed ................................................................... 518,732
Management fees ......................................................................... 509,472
Distribution fees .......................................................................... 266,538
Trustees' fees and expenses ................................................................. 614
Variation margin on centrally cleared swap contracts ............................................... 94,476
Options written, at value (premiums received $ 9,521,255 ) ............................................ 9,374,312
Unrealized depreciation on OTC forward exchange contracts .......................................... 21,591,655
Deferred taxes on unrealized appreciation ........................................................ 53,530
Accrued expenses and other liabilities ........................................................... 628,462
Total liabilities ......................................................................... 33,037,791
Net assets, at value ................................................................. $1,365,215,396
Net assets consist of:
Paid-in capital ............................................................................. $1,813,863,952
Total distributable earnings (losses) ............................................................. (448,648,556)
Net assets, at value ................................................................. $1,365,215,396

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $154,393,497
Shares outstanding ........................................................................ 12,796,849
Net asset value and maximum offering price per share
a
............................................. $12.06
Class 2:
Net assets, at value ....................................................................... $1,167,095,297
Shares outstanding ........................................................................ 102,514,783
Net asset value and maximum offering price per share
a
............................................. $11.38
Class 4:
Net assets, at value ....................................................................... $43,726,602
Shares outstanding ........................................................................ 3,760,647
Net asset value and maximum offering price per share
a
............................................. $11.63
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $4,813,476
Interest: (net of foreign taxes of $2,223,677)
Unaffiliated issuers ........................................................................ 80,464,624
Total investment income ................................................................... 85,278,100
Expenses:
Management fees (Note 3 a ) ................................................................... 6,998,919
Distribution fees: (Note 3c )
Class 2 ................................................................................ 3,227,974
Class 4 ................................................................................ 167,513
Custodian fees ............................................................................ 360,316
Professional fees ........................................................................... 82,983
Trustees' fees and expenses .................................................................. 15,768
Other .................................................................................... 66,171
Total expenses ......................................................................... 10,919,644
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (348,958)
Net expenses ......................................................................... 10,570,686
Net investment income ................................................................ 74,707,414
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $47,115)
Unaffiliated issuers ...................................................................... (22,271,244)
Written options ........................................................................... (2,887,463)
Foreign currency transactions ................................................................ (1,425,185)
Forward exchange contracts ................................................................. (40,326,855)
Swap contracts ........................................................................... (547,800)
Net realized gain (loss) .................................................................. (67,458,547)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (145,624,422)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,857,861)
Written options ........................................................................... 382,128
Forward exchange contracts ................................................................. (31,007,949)
Swap contracts ........................................................................... (4,503,150)
Change in deferred taxes on unrealized appreciation ............................................... 119,850
Net change in unrealized appreciation (depreciation) ............................................ (182,491,404)
Net realized and unrealized gain (loss) ............................................................ (249,949,951)
Net increase (decrease) in net assets resulting from operations .......................................... $(175,242,537)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Templeton Global Bond VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $74,707,414 $59,796,149
Net realized gain (loss) ................................................. (67,458,547) (186,435,172)
Net change in unrealized appreciation (depreciation) ........................... (182,491,404) 172,034,970
Net increase (decrease) in net assets resulting from operations ................ (175,242,537) 45,395,947
Capital share transactions: (Note 2 )
Class 1 ............................................................. 10,828,419 3,465,866
Class 2 ............................................................. (86,358,727) (162,298,992)
Class 4 ............................................................. (1,894,686) (5,677,317)
Total capital share transactions ............................................ (77,424,994) (164,510,443)
Net increase (decrease) in net assets ................................... (252,667,531) (119,114,496)
Net assets:
Beginning of year ....................................................... 1,617,882,927 1,736,997,423
End of year ........................................................... $1,365,215,396 $1,617,882,927

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Global Bond VIP Fund
16
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Global Bond VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
of premium and  accretion of discount on debt securities are included in interest income. Dividend income is  recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 4,381,994 $56,217,700 1,635,998 $21,198,155
Shares redeemed ............................... (3,527,969) (45,389,281) (1,357,400) (17,732,289)
Net increase (decrease) .......................... 854,025 $10,828,419 278,598 $3,465,866
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.467% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 6,987,518 $84,176,369 3,771,732 $46,530,705
Shares redeemed ............................... (13,858,029) (170,535,096) (16,881,545) (208,829,697)
Net increase (decrease) .......................... (6,870,511) $(86,358,727) (13,109,813) $(162,298,992)
Class 4 Shares:
Shares sold ................................... 654,525 $8,238,130 312,247 $3,867,953
Shares redeemed ............................... (803,325) (10,132,816) (756,508) (9,545,270)
Net increase (decrease) .......................... (148,800) $(1,894,686) (444,261) $(5,677,317)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $100,787,690 $574,402,588 $(528,018,643) $— $— $147,171,635 147,171,635 $4,813,476
Total Affiliated Securities ... $100,787,690 $574,402,588 $(528,018,643) $— $— $147,171,635 $4,813,476
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,913,689
Long term ................................................................................ 270,339,545
Total capital loss carryforwards ............................................................... $297,253,234
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, derivative financial instruments and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$501,866,606 and $525,813,236, respectively.
6. Credit Risk
At December 31, 2024, the Fund had 17.4% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Cost of investments .......................................................................... $1,460,191,476
Unrealized appreciation ........................................................................ $31,593,429
Unrealized depreciation ........................................................................ (182,012,013)
Net unrealized appreciation (depreciation) .......................................................... $(150,418,584)
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
8. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2024, the average month end notional amount of swap contracts and options represented
$120,159,231 and $1,311,335,538, respectively. The average month end contract value of forward exchange contracts was
$687,074,227.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 6,263,575
a
Foreign exchange contracts ..
Investments in securities, at value 3,810,462
b
Options written, at value 9,374,312
Unrealized appreciation on OTC
forward exchange contracts
7,373,296 Unrealized depreciation on OTC
forward exchange contracts
21,591,655
Total .................... $11,183,758 $37,229,542
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(547,800) Swap contracts $(4,503,150)
Foreign exchange contracts .....
Investments (2,836,087)
a
Investments (7,656,308)
a
Written options (2,887,463) Written options 382,128
Forward exchange contracts (40,326,855) Forward exchange contracts (31,007,949)
Total ....................... $(46,598,205) $(42,785,279)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statement of Operations.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 31, 2024, the Fund's OTC derivative assets and liabilities are as follows:
At December 31, 2024, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Forward Exchange Contracts ............................. $ 7,373,296 $ 21,591,655
Options Purchased .................................... 3,810,462 —
Options Written ....................................... — 9,374,312
Total ............................................. $11,183,758 $30,965,967
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
CITI ..................... 605,777 (338,009) — — 267,768
DBAB ................... 2,900,537 (2,135,701) (680,340) — 84,496
HSBK ................... 821,774 (821,774) — — —
JPHQ ................... 516,103 (516,103) — — —
MSCO ................... 6,339,567 (6,339,567) — — —
Total ................... $11,183,758 $(10,151,154) $(680,340) $— $352,264
$ 1
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 31, 2024, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 27 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $1,903,692 $— $— $(1,450,000) $453,692
BOFA .................... 180,246 — — (120,000) 60,246
CITI ..................... 338,009 (338,009) — — —
DBAB ................... 2,135,701 (2,135,701) — — —
HSBK ................... 5,639,221 (821,774) — (4,130,000) 687,447
JPHQ ................... 2,046,431 (516,103) — (1,430,000) 100,328
MSCO ................... 18,722,667 (6,339,567) — (12,072,084) 311,016
Total ................... $30,965,967 $(10,151,154) $— $(19,202,084) $1,612,729
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization.  Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
At December 31, 2024, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
26
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 947,594,314 $ — $ 947,594,314
U.S. Government and Agency Securities ....... — 241,052,727 — 241,052,727
Options Purchased ....................... — 3,810,462 — 3,810,462
Short Term Investments ................... 147,171,635 — — 147,171,635
Total Investments in Securities ........... $147,171,635 $1,192,457,503 $— $1,339,629,138
Other Financial Instruments:
Forward Exchange Contracts ............... $— $7,373,296 $— $7,373,296
Total Other Financial Instruments ......... $— $7,373,296 $— $7,373,296
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $9,374,312 $— $9,374,312
Forward Exchange Contracts ............... — 21,591,655 — 21,591,655
Swap Contracts ......................... — 6,263,575 — 6,263,575
Total Other Financial Instruments ......... $— $37,229,542 $— $37,229,542

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
27
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.49%

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
28
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Global Bond
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Bond VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
29
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2024:
Amount Reported
Foreign Taxes Paid $2,223,676
Foreign Source Income Earned $65,528,462

Franklin Templeton Variable Insurance Products Trust
30
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4827-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Templeton
Growth VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 20
Tax Information 21
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of Shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.26 $10.47 $11.87 $11.42 $11.15
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.14 0.12 0.09 0.24
c
Net realized and unrealized gains (losses) ........... 0.55 2.06 (1.47) 0.52 0.36
Total from investment operations .................... 0.70 2.20 (1.35) 0.61 0.60
Less distributions from:
Net investment income .......................... (0.15) (0.41) (0.05) (0.16) (0.33)
Net realized gains ............................. (0.04) — — — —
Total distributions ............................... (0.19) (0.41) (0.05) (0.16) (0.33)
Net asset value, end of year ....................... $12.77 $12.26 $10.47 $11.87 $11.42
Total return
d
................................... 5.70% 21.23% (11.32)% 5.26% 5.99%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.91% 0.90% 0.91% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.87% 0.87% 0.90%
e
0.91%
e
0.91%
e
Net investment income ........................... 1.15% 1.20% 1.12% 0.71% 2.42%
c
Supplemental data
Net assets, end of year (000’s) ..................... $33,772 $34,924 $31,251 $39,373 $92,653
Portfolio turnover rate ............................ 51.62% 29.48% 34.43% 45.59%
f
63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.99 $10.24 $11.59 $11.17 $10.90
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.11 0.09 0.05 0.21
c
Net realized and unrealized gains (losses) ........... 0.54 2.02 (1.42) 0.50 0.36
Total from investment operations .................... 0.65 2.13 (1.33) 0.55 0.57
Less distributions from:
Net investment income .......................... (0.12) (0.38) (0.02) (0.13) (0.30)
Net realized gains ............................. (0.04) — — — —
Total distributions ............................... (0.16) (0.38) (0.02) (0.13) (0.30)
Net asset value, end of year ....................... $12.48 $11.99 $10.24 $11.59 $11.17
Total return
d
................................... 5.40% 21.01% (11.50)% 4.87% 5.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.17% 1.16% 1.15% 1.18% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.12% 1.12% 1.15%
e
1.18%
e
1.16%
e
Net investment income ........................... 0.90% 0.95% 0.87% 0.39% 2.17%
c
Supplemental data
Net assets, end of year (000’s) ..................... $302,997 $333,250 $315,684 $405,365 $603,996
Portfolio turnover rate ............................ 51.62% 29.48% 34.43% 45.59%
f
63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.19 $10.41 $11.79 $11.35 $11.07
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.10 0.08 0.03 0.20
c
Net realized and unrealized gains (losses) ........... 0.55 2.04 (1.45) 0.53 0.36
Total from investment operations .................... 0.65 2.14 (1.37) 0.56 0.56
Less distributions from:
Net investment income .......................... (0.10) (0.36) (0.01) (0.12) (0.28)
Net realized gains ............................. (0.04) — — — —
Total distributions ............................... (0.14) (0.36) (0.01) (0.12) (0.28)
Net asset value, end of year ....................... $12.70 $12.19 $10.41 $11.79 $11.35
Total return
d
................................... 5.35% 20.79% (11.62)% 4.85% 5.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.27% 1.26% 1.25% 1.29% 1.26%
Expenses net of waiver and payments by affiliates ....... 1.22% 1.22% 1.25%
e
1.29%
e
1.26%
e
Net investment income ........................... 0.80% 0.85% 0.77% 0.24% 2.04%
c
Supplemental data
Net assets, end of year (000’s) ..................... $14,425 $16,621 $17,048 $21,559 $23,213
Portfolio turnover rate ............................ 51.62% 29.48% 34.43% 45.59%
f
63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2024
Templeton Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Aerospace & Defense 9.0%
Airbus SE ......................................... France 48,327 $ 7,738,651
BAE Systems plc ................................... United Kingdom 444,361 6,374,484
a
Rolls-Royce Holdings plc ............................. United Kingdom 1,682,814 11,933,496
Safran SA ......................................... France 15,959 3,496,738
Thales SA ......................................... France 13,261 1,904,219
31,447,588
Banks 12.8%
Bank of America Corp. ............................... United States 265,149 11,653,299
PNC Financial Services Group, Inc. (The) ................. United States 60,053 11,581,221
Royal Bank of Canada ............................... Canada 37,125 4,476,333
Sumitomo Mitsui Financial Group, Inc. .................... Japan 361,705 8,681,008
Wells Fargo & Co. ................................... United States 120,912 8,492,859
44,884,720
Broadline Retail 3.3%
a
Amazon.com, Inc. ................................... United States 51,644 11,330,177
b
Ryohin Keikaku Co. Ltd. .............................. Japan 15,859 361,077
11,691,254
Capital Markets 1.7%
Intercontinental Exchange, Inc. ......................... United States 39,704 5,916,293
Construction Materials 2.0%
CRH plc .......................................... United States 76,144 7,044,843
Financial Services 1.9%
Visa, Inc. , A ........................................ United States 20,936 6,616,613
Food Products 1.0%
Danone SA ........................................ France 53,257 3,599,095
Ground Transportation 1.5%
Union Pacific Corp. .................................. United States 23,206 5,291,896
Health Care Equipment & Supplies 1.9%
Medtronic plc ...................................... United States 81,832 6,536,740
Health Care Providers & Services 4.4%
HCA Healthcare, Inc. ................................. United States 17,137 5,143,671
UnitedHealth Group, Inc. .............................. United States 20,512 10,376,200
15,519,871
Hotels, Restaurants & Leisure 6.0%
Aramark .......................................... United States 157,992 5,894,682
Booking Holdings, Inc. ............................... United States 1,870 9,290,945
Hyatt Hotels Corp. , A ................................. United States 37,647 5,909,826
21,095,453
Household Durables 1.2%
Barratt Redrow plc .................................. United Kingdom 389,928 2,137,541
Persimmon plc ..................................... United Kingdom 133,105 1,988,246
4,125,787
Independent Power and Renewable Electricity Producers 0.9%
a,c
Orsted A/S , 144A , Reg S .............................. Denmark 68,191 3,079,080
Insurance 1.1%
Swiss Re AG ....................................... United States 27,141 3,930,955

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 4.5%
Alphabet, Inc. , A .................................... United States 64,912 $ 12,287,842
Meta Platforms, Inc. , A ............................... United States 6,283 3,678,759
15,966,601
Life Sciences Tools & Services 1.7%
a
ICON plc .......................................... United States 28,082 5,889,076
Machinery 2.2%
CNH Industrial NV ................................... United States 682,927 7,737,563
Metals & Mining 0.9%
Freeport-McMoRan, Inc. .............................. United States 86,935 3,310,485
Oil, Gas & Consumable Fuels 5.3%
BP plc ............................................ United States 930,961 4,601,712
Exxon Mobil Corp. ................................... United States 32,118 3,454,933
Reliance Industries Ltd. ............................... India 231,845 3,283,530
Shell plc .......................................... United States 230,723 7,191,867
18,532,042
Personal Care Products 3.8%
Kenvue, Inc. ....................................... United States 325,570 6,950,920
Unilever plc ........................................ United Kingdom 110,357 6,286,394
13,237,314
Pharmaceuticals 1.9%
AstraZeneca plc .................................... United Kingdom 50,921 6,639,064
Semiconductors & Semiconductor Equipment 11.5%
Infineon Technologies AG ............................. Germany 273,020 8,911,851
Micron Technology, Inc. ............................... United States 55,444 4,666,167
NVIDIA Corp. ...................................... United States 76,747 10,306,355
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 65,493 12,934,213
Tokyo Electron Ltd. .................................. Japan 24,877 3,739,495
40,558,081
Software 8.9%
a
Adobe, Inc. ........................................ United States 13,171 5,856,880
a
Autodesk, Inc. ...................................... United States 13,237 3,912,460
Microsoft Corp. ..................................... United States 35,136 14,809,824
SAP SE .......................................... Germany 27,160 6,680,662
31,259,826
Specialty Retail 2.2%
TJX Cos., Inc. (The) ................................. United States 64,892 7,839,603
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc. ........................................ United States 41,995 10,516,388
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. , B ....................................... United States 22,955 1,737,005
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc. ................................... United States 21,304 4,702,432
Total Common Stocks (Cost $ 273,315,623 ) ...................................
338,705,668

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
See Abbreviations on page 19.
Short Term Investments 3.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 3.9%
National Bank of Canada , 4.33% , 1/02/25 ................. Canada 13,600,000 $ 13,600,000
Total Time Deposits (Cost $ 13,600,000 ) ......................................
13,600,000
Total Short Term Investments (Cost $ 13,600,000 ) ..............................
13,600,000
a
Total Investments (Cost $ 286,915,623 ) 100.3% ................................
$352,305,668
Other Assets, less Liabilities (0.3) % .........................................
(1,111,406)
Net Assets 100.0% .........................................................
$351,194,262
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the value of this security was $3,079,080, representing 0.9% of net assets.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $286,915,623
Value - Unaffiliated issuers .................................................................. $352,305,668
Cash .................................................................................... 99,070
Receivables:
Investment securities sold ................................................................... 1,232,848
Capital shares sold ........................................................................ 2,059
Dividends and interest ..................................................................... 457,503
European Union tax reclaims (Note 1 e ) ......................................................... 148,904
Other assets .............................................................................. 564,503
Total assets .......................................................................... 354,810,555
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,353,815
Capital shares redeemed ................................................................... 183,571
Management fees ......................................................................... 255,806
Distribution fees .......................................................................... 71,019
Trustees' fees and expenses ................................................................. 175
Deferred taxes on unrealized appreciation ........................................................ 664,444
Accrued expenses and other liabilities ........................................................... 87,463
Total liabilities ......................................................................... 3,616,293
Net assets, at value ................................................................. $351,194,262
Net assets consist of:
Paid-in capital ............................................................................. $257,356,944
Total distributable earnings (losses) ............................................................. 93,837,318
Net assets, at value ................................................................. $351,194,262
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $33,772,058
Shares outstanding ........................................................................ 2,644,625
Net asset value and maximum offering price per share
a
............................................. $12.77
Class 2:
Net assets, at value ....................................................................... $302,997,012
Shares outstanding ........................................................................ 24,285,181
Net asset value and maximum offering price per share
a
............................................. $12.48
Class 4:
Net assets, at value ....................................................................... $14,425,192
Shares outstanding ........................................................................ 1,135,951
Net asset value and maximum offering price per share
a
............................................. $12.70
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $155,666)
Unaffiliated issuers ........................................................................ $6,911,633
Interest:
Unaffiliated issuers ........................................................................ 706,597
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (10,710)
Non-controlled affiliates (Note 3 e ) ............................................................. 25,748
Other income (Note 1 e ) ...................................................................... 1,614
Total investment income ................................................................... 7,634,882
Expenses:
Management fees (Note 3 a ) ................................................................... 3,375,567
Distribution fees: (Note 3c )
Class 2 ................................................................................ 817,378
Class 4 ................................................................................ 55,197
Custodian fees ............................................................................ 13,215
Professional fees ........................................................................... 82,054
Trustees' fees and expenses .................................................................. 4,275
Other .................................................................................... (9,215)
Total expenses ......................................................................... 4,338,471
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (176,881)
Net expenses ......................................................................... 4,161,590
Net investment income ................................................................ 3,473,292
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $20,840)
Unaffiliated issuers ...................................................................... 28,316,324
Foreign currency transactions ................................................................ (104,538)
Net realized gain (loss) .................................................................. 28,211,786
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (10,132,281)
Translation of other assets and liabilities denominated in foreign currencies .............................. (28,139)
Change in deferred taxes on unrealized appreciation ............................................... (588,652)
Net change in unrealized appreciation (depreciation) ............................................ (10,749,072)
Net realized and unrealized gain (loss) ............................................................ 17,462,714
Net increase (decrease) in net assets resulting from operations .......................................... $20,936,006

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Templeton Growth VIP Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,473,292 $3,655,387
Net realized gain (loss) ................................................. 28,211,786 3,303,053
Net change in unrealized appreciation (depreciation) ........................... (10,749,072) 64,283,389
Net increase (decrease) in net assets resulting from operations ................ 20,936,006 71,241,829
Distributions to shareholders:
Class 1 ............................................................. (531,254) (1,155,610)
Class 2 ............................................................. (4,139,710) (10,928,216)
Class 4 ............................................................. (176,753) (526,739)
Total distributions to shareholders .......................................... (4,847,717) (12,610,565)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (2,621,281) (1,539,039)
Class 2 ............................................................. (44,164,595) (33,137,962)
Class 4 ............................................................. (2,902,918) (3,142,106)
Total capital share transactions ............................................ (49,688,794) (37,819,107)
Net increase (decrease) in net assets ................................... (33,600,505) 20,812,157
Net assets:
Beginning of year ....................................................... 384,794,767 363,982,610
End of year ........................................................... $351,194,262 $384,794,767

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Growth VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2024, 41.0% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2024,
the Fund had no securities on loan.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 70,226 $909,757 40,849 $461,231
Shares issued in reinvestment of distributions .......... 40,992 531,254 100,663 1,155,610
Shares redeemed ............................... (314,174) (4,062,292) (279,133) (3,155,880)
Net increase (decrease) .......................... (202,956) $(2,621,281) (137,621) $(1,539,039)
Class 2 Shares:
Shares sold ................................... 656,666 $8,308,166 1,496,594 $16,680,185
Shares issued in reinvestment of distributions .......... 326,475 4,139,710 973,127 10,928,216
Shares redeemed ............................... (4,499,430) (56,612,471) (5,500,312) (60,746,363)
Net increase (decrease) .......................... (3,516,289) $(44,164,595) (3,030,591) $(33,137,962)
Class 4 Shares:
Shares sold ................................... 48,727 $627,969 44,155 $489,933
Shares issued in reinvestment of distributions .......... 13,691 176,753 46,044 526,739
Shares redeemed ............................... (289,492) (3,707,640) (365,341) (4,158,778)
Net increase (decrease) .......................... (227,074) $(2,902,918) (275,142) $(3,142,106)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.893% of the Fund’s average daily net assets.
Effective March 31, 2024, under a subadvisory agreement, TAML, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.87% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.183% $— $16,700,832 $(16,700,832) $— $— $— — $25,748
Total Affiliated Securities ... $— $16,700,832 $(16,700,832) $— $— $— $25,748
2024 2023
Distributions paid from:
Ordinary income .......................................................... $4,481,139 $12,610,565
Long term capital gain ...................................................... 366,578 —
$4,847,717 $12,610,565
Cost of investments .......................................................................... $288,303,347
Unrealized appreciation ........................................................................ $73,616,932
Unrealized depreciation ........................................................................ (9,614,611)
Net unrealized appreciation (depreciation) .......................................................... $64,002,321
Distributable earnings:
Undistributed ordinary income ................................................................... $3,006,376
Undistributed long term capital gains .............................................................. 27,372,020
Total distributable earnings ..................................................................... $30,378,396
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$187,225,217 and $234,588,364, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 31,447,588 $ — $ 31,447,588
Banks ............................... 36,203,712 8,681,008 — 44,884,720
Broadline Retail ....................... 11,330,177 361,077 — 11,691,254
Capital Markets ........................ 5,916,293 — — 5,916,293
Construction Materials .................. 7,044,843 — — 7,044,843
Financial Services ...................... 6,616,613 — — 6,616,613
Food Products ........................ — 3,599,095 — 3,599,095
Ground Transportation .................. 5,291,896 — — 5,291,896
Health Care Equipment & Supplies ......... 6,536,740 — — 6,536,740
Health Care Providers & Services .......... 15,519,871 — — 15,519,871
Hotels, Restaurants & Leisure ............. 21,095,453 — — 21,095,453
Household Durables .................... — 4,125,787 — 4,125,787
Independent Power and Renewable Electricity
Producers .......................... — 3,079,080 — 3,079,080
Insurance ............................ — 3,930,955 — 3,930,955
Interactive Media & Services .............. 15,966,601 — — 15,966,601
Life Sciences Tools & Services ............ 5,889,076 — — 5,889,076
Machinery ............................ 7,737,563 — — 7,737,563
Metals & Mining ....................... 3,310,485 — — 3,310,485
Oil, Gas & Consumable Fuels ............. 3,454,933 15,077,109 — 18,532,042
Personal Care Products ................. 6,950,920 6,286,394 — 13,237,314
Pharmaceuticals ....................... — 6,639,064 — 6,639,064
Semiconductors & Semiconductor Equipment . 27,906,735 12,651,346 — 40,558,081
Software ............................. 24,579,164 6,680,662 — 31,259,826
Specialty Retail ........................ 7,839,603 — — 7,839,603
Technology Hardware, Storage & Peripherals . 10,516,388 — — 10,516,388
Textiles, Apparel & Luxury Goods .......... 1,737,005 — — 1,737,005
Wireless Telecommunication Services ....... 4,702,432 — — 4,702,432
Short Term Investments ................... — 13,600,000 — 13,600,000
Total Investments in Securities ........... $236,146,503 $116,159,165
a
$— $352,305,668
a
Includes foreign securities valued at $102,559,165, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
9. Operating Segments
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
20
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Growth VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
21
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $366,578
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,236,982
Interest Earned from Federal Obligations Note (1) $202,653

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
22
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4840-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025